UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:        811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, Building Two, San Antonio, Texas	78256
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Item 1. Reports to Stockholders.

January 31, 2023

Semi Annual Report

USAA Capital Growth Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

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The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	23
Statement of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	26
Notes to Financial Statements	28
Supplemental Information	37
Proxy Voting and Portfolio Holdings Information	37
Expense Examples	37
Advisory Contract Approval	38
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Capital Growth Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation.

Top 10 Equity Holdings*:

January 31, 2023

(% of Net Assets)

Apple, Inc.	3.1%
Microsoft Corp.	1.3%
Exxon Mobil Corp.	1.2%
UnitedHealth Group, Inc.	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
Lockheed Martin Corp.	1.1%
Berkshire Hathaway, Inc. Class B	1.1%
Amgen, Inc.	1.0%
Merck & Co., Inc.	1.0%
Nestle SA Registered Shares	1.0%

Sector Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Australia (2.6%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	90,389	$2,182
Energy (0.1%):
Santos Ltd.	91,595	467
Woodside Energy Group Ltd.	25,144	651
		1,118
Financials (0.6%):
Macquarie Group Ltd.	23,087	3,079
National Australia Bank Ltd.	63,689	1,437
QBE Insurance Group Ltd.	49,478	483
		4,999
Health Care (0.4%):
CSL Ltd.	15,717	3,318
Industrials (0.1%):
Qantas Airways Ltd. (a)	119,754	540
Materials (0.7%):
BHP Group Ltd.	109,653	3,840
Mineral Resources Ltd.	11,059	700
Rio Tinto Ltd.	10,533	945
		5,485
Real Estate (0.4%):
Charter Hall Group	50,365	496
Goodman Group	34,097	486
Scentre Group	974,628	2,114
		3,096
		20,738
Austria (0.1%):
Industrials (0.1%):
ANDRITZ AG	11,637	696
Belgium (0.2%):
Information Technology (0.2%):
Melexis NV	16,114	1,716
Brazil (0.4%):
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA	122,900	327
Lojas Renner SA	49,600	211
Vibra Energia SA	61,400	199
		737

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.1%):
Sao Martinho SA	43,200	$213
Sendas Distribuidora SA	74,311	287
		500
Financials (0.0%): (b)
Banco ABC Brasil SA Preference Shares	77,000	291
Industrials (0.1%):
Santos Brasil Participacoes SA	208,500	362
SIMPAR SA	137,616	211
		573
Materials (0.0%): (b)
Metalurgica Gerdau SA	96,800	276
Real Estate (0.1%):
Multiplan Empreendimentos Imobiliarios SA	83,000	389
Utilities (0.0%): (b)
Neoenergia SA	83,200	247
		3,013
Canada (2.3%):
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc.	59,430	2,714
Energy (0.1%):
Parex Resources, Inc.	64,181	1,093
Financials (0.9%):
Manulife Financial Corp.	124,557	2,465
National Bank of Canada	18,565	1,394
The Toronto-Dominion Bank	49,536	3,428
		7,287
Industrials (0.3%):
Canadian Pacific Railway Ltd.	31,543	2,490
Information Technology (0.4%):
Constellation Software, Inc.	1,786	3,156
Materials (0.3%):
Aginco Eagle Mines Ltd.	37,310	2,107
		18,847
Chile (0.1%):
Consumer Staples (0.1%):
SMU SA	2,182,814	339
Industrials (0.0%): (b)
Quinenco SA	46,521	162
Materials (0.0%): (b)
CAP SA	36,418	337

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.0%): (b)
Parque Arauco SA	212,731	$274
		1,112
China (0.5%):
Communication Services (0.2%):
Tencent Holdings Ltd.	32,800	1,598
Consumer Discretionary (0.0%): (b)
Hisense Home Appliances Group Co. Ltd. Class A	130,100	331
Meituan Class B (a) (c)	3,280	73
		404
Consumer Staples (0.0%): (b)
Chenguang Biotech Group Co. Ltd. Class A	90,500	249
Health Care (0.1%):
Amoy Diagnostics Co. Ltd. Class A	38,160	163
Hygeia Healthcare Holdings Co. Ltd. (a) (c)	31,400	249
		412
Information Technology (0.1%):
AsiaInfo Technologies Ltd. (c)	236,000	436
WUS Printed Circuit Kunshan Co. Ltd. Class A	190,840	361
		797
Materials (0.0%): (b)
Fufeng Group Ltd.	408,000	286
Real Estate (0.1%):
CIFI Ever Sunshine Services Group Ltd.	605,117	332
Seazen Group Ltd. (a)	502,000	196
		528
		4,274
Cyprus (0.0%): (b)
Materials (0.0%):
Tharisa PLC	190,445	246
Denmark (1.1%):
Consumer Discretionary (0.3%):
Pandora A/S	25,822	2,151
Health Care (0.8%):
Novo Nordisk A/S Class B	47,640	6,594
Industrials (0.0%): (b)
AP Moller — Maersk A/S Class B	230	500
		9,245
Finland (0.1%):
Information Technology (0.1%):
Nokia Oyj	110,671	525

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.0%): (b)
Fortum Oyj	33,887	$509
		1,034
France (3.4%):
Communication Services (0.1%):
Publicis Groupe SA	10,949	772
Consumer Discretionary (1.4%):
La Francaise des Jeux SAEM (c)	55,973	2,395
LVMH Moet Hennessy Louis Vuitton SE	10,457	9,127
		11,522
Consumer Staples (0.1%):
Pernod Ricard SA	4,539	940
Energy (0.1%):
Gaztransport Et Technigaz SA	9,957	1,101
Financials (0.2%):
AXA SA	29,719	927
BNP Paribas SA	13,093	899
		1,826
Health Care (0.1%):
EssilorLuxottica SA	2,437	447
Industrials (0.6%):
Cie de Saint-Gobain	13,475	774
Eiffage SA	5,340	570
Rexel SA	22,768	504
Safran SA	17,809	2,560
Teleperformance	1,443	401
		4,809
Information Technology (0.4%):
Capgemini SE	15,234	2,891
Edenred	8,788	479
		3,370
Materials (0.3%):
Arkema SA	26,142	2,645
Real Estate (0.1%):
Klepierre SA	15,972	405
		27,837
Germany (2.1%):
Communication Services (0.2%):
Deutsche Telekom AG	64,136	1,429
Consumer Discretionary (0.3%):
Mercedes-Benz Group AG	12,289	914
Volkswagen AG Preference Shares	11,755	1,630
		2,544

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.1%):
VERBIO Vereinigte BioEnergie AG	7,379	$465
Financials (0.5%):
Allianz SE Registered Shares	13,681	3,271
Hannover Rueck SE	3,331	676
		3,947
Health Care (0.2%):
Bayer AG Registered Shares	13,601	847
Merck KGaA	5,320	1,110
		1,957
Industrials (0.2%):
Brenntag SE	7,172	535
Daimler Truck Holding AG (a)	13,782	463
MTU Aero Engines AG	2,015	504
		1,502
Information Technology (0.5%):
Infineon Technologies AG	25,054	902
SAP SE	25,882	3,068
		3,970
Utilities (0.1%):
RWE AG	25,742	1,146
		16,960
Greece (0.1%):
Financials (0.0%): (b)
National Bank of Greece SA (a)	90,733	431
Industrials (0.1%):
Mytilineos SA	20,748	537
		968
Hong Kong (0.9%):
Consumer Discretionary (0.1%):
EC Healthcare	252,000	303
Tam Jai International Co. Ltd.	542,000	185
		488
Consumer Staples (0.0%): (b)
WH Group Ltd. (c)	552,000	340
Financials (0.2%):
AIA Group Ltd.	126,000	1,425
BOC Hong Kong Holdings Ltd.	134,500	470
		1,895
Industrials (0.1%):
China State Construction Development Holdings Ltd.	918,000	249
CK Hutchison Holdings Ltd.	78,000	496
		745

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
BOE Varitronix Ltd.	158,000	$376
Materials (0.0%): (b)
Shougang Fushan Resources Group Ltd.	818,000	296
Real Estate (0.4%):
CK Asset Holdings Ltd.	460,000	2,941
		7,081
India (0.9%):
Consumer Discretionary (0.1%):
Asahi India Glass Ltd.	56,148	350
Raymond Ltd.	21,945	411
		761
Consumer Staples (0.0%): (b)
Dabur India Ltd.	49,313	337
Financials (0.2%):
Cholamandalam Investment & Finance Co. Ltd.	40,771	353
City Union Bank Ltd.	164,795	320
Home First Finance Co. India Ltd. (a) (c)	37,527	340
Manappuram Finance Ltd.	348,790	492
Ujjivan Small Finance Bank Ltd. (a) (c)	751,379	266
		1,771
Health Care (0.1%):
JB Chemicals & Pharmaceuticals Ltd.	10,874	272
Narayana Hrudayalaya Ltd.	30,501	271
		543
Industrials (0.2%):
Ashoka Buildcon Ltd. (a)	444,406	452
Blue Star Ltd.	18,677	281
Craftsman Automation Ltd.	12,216	476
GMM Pfaudler Ltd.	13,450	271
		1,480
Information Technology (0.1%):
KPIT Technologies Ltd.	34,887	327
WNS Holdings Ltd., ADR (a)	3,666	311
		638
Materials (0.1%):
APL Apollo Tubes Ltd.	22,748	319
Finolex Industries Ltd.	170,341	360
JK Paper Ltd.	53,226	269
Supreme Industries Ltd.	12,200	378
		1,326

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
CESC Ltd. (a)	366,779	$325
PTC India Ltd.	276,193	325
		650
		7,506
Indonesia (0.2%):
Consumer Discretionary (0.1%):
PT Mitra Adiperkasa Tbk (a)	4,325,100	376
Consumer Staples (0.0%): (b)
PT Industri Jamu Dan Farmasi Sido Muncul Tbk	4,680,500	236
Financials (0.1%):
PT Bank CIMB Niaga Tbk	4,500,500	355
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	1,581,900	270
		625
Real Estate (0.0%): (b)
PT Puradelta Lestari Tbk	24,920,300	276
		1,513
Ireland (0.4%):
Information Technology (0.4%):
Accenture PLC Class A	10,957	3,058
Israel (0.2%):
Financials (0.0%): (b)
Bank Leumi Le-Israel BM	45,744	404
Health Care (0.1%):
Inmode Ltd. (a)	12,660	444
Information Technology (0.1%):
Nice Ltd. (a)	2,440	505
		1,353
Italy (0.5%):
Industrials (0.1%):
Leonardo SpA	48,535	500
Utilities (0.4%):
Enel SpA	289,205	1,702
Iren SpA	157,285	285
Snam SpA	304,401	1,550
		3,537
		4,037
Japan (6.2%):
Communication Services (0.6%):
Capcom Co. Ltd.	62,300	2,019
Kakaku.com, Inc.	64,200	1,070

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nintendo Co. Ltd.	10,600	$460
Nippon Telegraph & Telephone Corp.	34,800	1,044
		4,593
Consumer Discretionary (0.9%):
Bandai Namco Holdings, Inc.	5,700	381
Isuzu Motors Ltd.	65,500	828
Rinnai Corp.	5,200	411
Subaru Corp.	28,700	472
Toyota Motor Corp.	256,900	3,773
ZOZO, Inc.	50,600	1,312
		7,177
Consumer Staples (0.3%):
Ajinomoto Co., Inc.	23,800	785
Seven & i Holdings Co. Ltd.	14,600	689
Toyo Suisan Kaisha Ltd.	30,600	1,265
		2,739
Financials (1.0%):
Mitsubishi UFJ Financial Group, Inc.	394,200	2,888
Mizuho Financial Group, Inc.	50,920	796
ORIX Corp.	30,200	531
Sumitomo Mitsui Financial Group, Inc.	25,800	1,121
Tokio Marine Holdings, Inc.	126,700	2,654
		7,990
Health Care (0.7%):
Hoya Corp.	23,000	2,529
Nippon Shinyaku Co. Ltd.	7,000	360
Olympus Corp.	25,100	472
Ono Pharmaceutical Co. Ltd.	27,600	599
Shionogi & Co. Ltd.	33,400	1,592
		5,552
Industrials (1.7%):
Fuji Electric Co. Ltd.	62,300	2,522
Hitachi Ltd.	9,000	472
ITOCHU Corp.	36,200	1,170
Komatsu Ltd.	30,600	752
MISUMI Group, Inc.	59,400	1,495
Mitsubishi Heavy Industries Ltd.	43,700	1,714
Mitsui & Co. Ltd.	32,200	950
NIPPON EXPRESS HOLDINGS, Inc.	9,600	557
Nippon Yusen KK (d)	71,100	1,692
OKUMA Corp.	20,400	827
Sanwa Holdings Corp.	191,000	2,022
		14,173
Information Technology (0.7%):
Advantest Corp.	7,700	552
Canon, Inc.	17,900	397

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Fujitsu Ltd.	19,300	$2,748
TDK Corp.	18,800	672
Ulvac, Inc.	30,500	1,427
		5,796
Materials (0.1%):
Shin-Etsu Chemical Co. Ltd.	4,000	590
Tosoh Corp.	37,600	492
		1,082
Real Estate (0.1%):
Mitsui Fudosan Co. Ltd.	26,300	493
Utilities (0.1%):
Tokyo Gas Co. Ltd.	40,800	854
		50,449
Korea, Republic Of (0.7%):
Communication Services (0.1%):
JYP Entertainment Corp.	10,074	597
Consumer Discretionary (0.1%):
Danawa Co. Ltd. (a)	9,672	123
Handsome Co. Ltd.	17,216	384
Shinsegae, Inc.	2,046	386
		893
Consumer Staples (0.1%):
BGF retail Co. Ltd.	2,019	306
Financials (0.1%):
DGB Financial Group, Inc.	45,140	293
JB Financial Group Co. Ltd.	37,633	311
KIWOOM Securities Co. Ltd.	4,266	342
		946
Health Care (0.1%):
Daewoong Pharmaceutical Co. Ltd.	2,211	274
Hugel, Inc. (a)	3,487	403
InBody Co. Ltd.	12,563	227
I-Sens, Inc.	5,853	167
		1,071
Industrials (0.1%):
CJ Corp.	4,407	296
Hanwha Aerospace Co. Ltd.	5,402	354
		650
Information Technology (0.1%):
Hana Materials, Inc.	11,168	345
Innox Advanced Materials Co. Ltd.	14,544	371
Samwha Capacitor Co. Ltd.	11,147	352
		1,068

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.0%): (b)
PI Advanced Materials Co. Ltd.	9,579	$267
		5,798
Luxembourg (0.2%):
Energy (0.1%):
Tenaris SA	41,547	736
Health Care (0.1%):
Eurofins Scientific SE	5,977	429
		1,165
Malaysia (0.1%):
Consumer Discretionary (0.0%): (b)
Bermaz Auto Bhd	688,800	351
Financials (0.1%):
Hong Leong Financial Group Bhd	85,000	369
Materials (0.0%): (b)
Evergreen Fibreboard Bhd	2,544,100	237
		957
Mexico (0.2%):
Consumer Discretionary (0.1%):
Alsea SAB de CV (a)	153,537	366
Financials (0.1%):
Regional SAB de CV (d)	66,157	571
Real Estate (0.0%): (b)
Prologis Property Mexico SA de CV	110,420	359
		1,296
Netherlands (1.9%):
Communication Services (0.3%):
Koninklijke KPN NV	795,090	2,718
Consumer Staples (0.2%):
Heineken NV	4,869	487
Koninklijke Ahold Delhaize NV	33,579	1,002
		1,489
Financials (0.5%):
ING Groep NV	244,525	3,540
NN Group NV	11,972	520
		4,060
Health Care (0.1%):
QIAGEN NV (a)	11,517	562
Industrials (0.0%): (b)
Signify NV (c)	9,587	347

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.4%):
ASM International NV	6,946	$2,349
STMicroelectronics NV	22,867	1,076
		3,425
Materials (0.4%):
LyondellBasell Industries NV Class A	30,821	2,980
Real Estate (0.0%): (b)
NEPI Rockcastle NV	1	—	(e)
		15,581
New Zealand (0.1%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	64,001	1,050
Norway (0.3%):
Consumer Staples (0.1%):
Mowi ASA	25,844	478
Energy (0.1%):
Aker BP ASA	16,948	516
Equinor ASA	13,379	408
		924
Financials (0.0%): (b)
SpareBank 1 SMN	31,558	403
Materials (0.1%):
Yara International ASA	12,230	544
		2,349
Russian Federation (0.0%): (b)
Consumer Discretionary (0.0%):
Detsky Mir PJSC (a) (c) (f) (g)	214,920	3
Financials (0.0%):
Bank St Petersburg PJSC (f) (g)	372,110	3
Industrials (0.0%):
Globaltrans Investment PLC Registered Shares, GDR (a) (f)	54,896	2
		8
Saudi Arabia (0.1%):
Energy (0.1%):
Aldrees Petroleum and Transport Services Co.	25,325	539
Singapore (0.3%):
Consumer Staples (0.1%):
Wilmar International Ltd.	272,600	848
Financials (0.1%):
DBS Group Holdings Ltd.	29,000	794

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Sembcorp Industries Ltd.	215,300	$594
		2,236
South Africa (0.0%): (b)
Industrials (0.0%):
The Bidvest Group Ltd.	27,083	350
Spain (0.8%):
Energy (0.1%):
Repsol SA	28,503	468
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	440,500	3,111
Banco Santander SA	208,261	728
Bankinter SA	68,533	494
		4,333
Utilities (0.2%):
Corp. ACCIONA Energias Renovables SA	16,040	656
Iberdrola SA	56,087	658
		1,314
		6,115
Sweden (0.9%):
Consumer Discretionary (0.1%):
Evolution AB (c)	6,605	743
Industrials (0.7%):
Atlas Copco AB Class B	316,801	3,343
Nibe Industrier AB Class B	175,340	1,895
Volvo AB Class B	28,835	572
		5,810
Materials (0.1%):
Boliden AB	14,205	638
		7,191
Switzerland (3.8%):
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA Registered Shares	9,056	1,397
Consumer Staples (1.2%):
Coca-Cola HBC AG	85,720	2,083
Nestle SA Registered Shares	64,720	7,899
		9,982
Financials (0.8%):
Julius Baer Group Ltd.	11,012	707
Partners Group Holding AG	1,094	1,027
Swiss Life Holding AG	1,082	640
UBS Group AG	176,705	3,773
		6,147

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (1.3%):
Novartis AG Registered Shares	61,277	$5,542
Roche Holding AG	17,482	5,459
		11,001
Industrials (0.1%):
ABB Ltd. Registered Shares	14,738	513
Materials (0.2%):
Glencore PLC	145,347	973
Holcim AG	11,117	665
		1,638
		30,678
Taiwan (0.7%):
Consumer Discretionary (0.1%):
Fulgent Sun International Holding Co. Ltd.	49,000	217
Tong Yang Industry Co. Ltd.	204,000	308
		525
Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd.	32,000	255
Pegavision Corp.	19,000	289
Universal Vision Biotechnology Co. Ltd.	35,350	386
		930
Industrials (0.1%):
Chicony Power Technology Co. Ltd.	179,000	461
Symtek Automation Asia Co. Ltd.	87,000	269
Turvo International Co. Ltd.	62,000	209
		939
Information Technology (0.3%):
Gold Circuit Electronics Ltd.	171,400	503
King Yuan Electronics Co. Ltd.	338,000	434
Macronix International Co. Ltd.	378,000	454
Sigurd Microelectronics Corp.	206,000	351
Tripod Technology Corp.	101,000	334
Wiwynn Corp.	15,000	377
Zhen Ding Technology Holding Ltd.	101,000	373
		2,826
Materials (0.1%):
Taiwan Hon Chuan Enterprise Co. Ltd.	155,000	464
		5,684
Thailand (0.2%):
Consumer Discretionary (0.0%): (b)
AAPICO Hitech PCL	265,700	267
Financials (0.1%):
AEON Thana Sinsap Thailand PCL-NVDR	65,500	397

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (0.0%): (b)
Mega Lifesciences PCL	173,300	$275
Industrials (0.0%): (b)
STARK Corp. PCL-NVDR (a)	2,235,300	203
Real Estate (0.1%):
AP Thailand PCL	1,756,800	635
		1,777
United Arab Emirates (0.0%): (b)
Industrials (0.0%):
RAS Al Khaimah Ceramics	365,205	278
United Kingdom (5.3%):
Communication Services (0.1%):
Informa PLC	64,318	532
WPP PLC	32,723	382
		914
Consumer Discretionary (0.4%):
JD Sports Fashion PLC	492,687	993
Next PLC	16,141	1,321
Stellantis NV	86,304	1,357
		3,671
Consumer Staples (0.8%):
Diageo PLC	67,428	2,948
Imperial Brands PLC	102,261	2,565
Reckitt Benckiser Group PLC	6,642	473
Tesco PLC	234,076	711
		6,697
Energy (1.1%):
BP PLC	699,385	4,224
Harbour Energy PLC	88,930	344
Shell PLC	162,224	4,761
		9,329
Financials (1.0%):
3i Group PLC	57,221	1,116
Barclays PLC	840,056	1,931
HSBC Holdings PLC	376,821	2,776
Legal & General Group PLC	450,914	1,418
Standard Chartered PLC	120,238	1,010
		8,251
Health Care (0.3%):
AstraZeneca PLC	13,470	1,765
CVS Group PLC	24,301	604
		2,369
Industrials (0.5%):
Ashtead Group PLC	48,879	3,219

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
BAE Systems PLC	44,747	$473
RS GROUP PLC	38,429	447
		4,139
Information Technology (0.1%):
The Sage Group PLC	46,929	451
Materials (0.8%):
Anglo American PLC	12,412	535
Croda International PLC	13,991	1,192
Pan African Resources PLC	1,432,067	292
Rio Tinto PLC	59,061	4,624
		6,643
Real Estate (0.1%):
Safestore Holdings PLC	39,370	490
Utilities (0.1%):
Drax Group PLC	52,936	423
		43,377
United States (61.3%):
Communication Services (4.5%):
Alphabet, Inc. Class C (a)	77,771	7,767
AT&T, Inc.	331,228	6,747
Comcast Corp. Class A	96,050	3,779
Match Group, Inc. (a)	45,122	2,442
Meta Platforms, Inc. Class A (a)	31,550	4,700
Sirius XM Holdings, Inc. (d)	749,711	4,341
T-Mobile U.S., Inc. (a)	20,026	2,990
Verizon Communications, Inc.	88,665	3,686
		36,452
Consumer Discretionary (4.9%):
AutoZone, Inc. (a)	2,173	5,300
Best Buy Co., Inc.	31,339	2,780
Dollar General Corp.	10,703	2,500
Ford Motor Co.	195,359	2,639
General Motors Co.	69,295	2,725
Genuine Parts Co.	14,359	2,410
Lennar Corp. Class A	30,182	3,091
Lowe's Cos., Inc.	15,013	3,126
McDonald's Corp.	12,891	3,447
O'Reilly Automotive, Inc. (a)	6,602	5,231
Samsonite International SA (a) (c)	108,000	322
Target Corp.	13,211	2,274
The Home Depot, Inc.	12,367	4,009
		39,854
Consumer Staples (3.1%):
Altria Group, Inc.	130,276	5,868
Colgate-Palmolive Co.	35,597	2,653
General Mills, Inc.	35,678	2,796

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PepsiCo, Inc.	20,568	$3,517
Philip Morris International, Inc.	32,449	3,382
The Hershey Co.	12,465	2,800
Tyson Foods, Inc. Class A	34,150	2,245
Walgreens Boots Alliance, Inc.	55,442	2,044
		25,305
Energy (3.6%):
Chevron Corp.	21,714	3,779
ConocoPhillips	24,961	3,042
Devon Energy Corp.	34,397	2,175
EOG Resources, Inc.	18,635	2,465
Exxon Mobil Corp.	83,307	9,665
Marathon Oil Corp.	80,025	2,198
Marathon Petroleum Corp.	23,282	2,992
Valero Energy Corp.	19,934	2,791
		29,107
Financials (8.1%):
American Express Co.	18,818	3,292
Annaly Capital Management, Inc.	4,825	113
Aon PLC Class A	8,957	2,854
Arch Capital Group Ltd. (a)	46,001	2,960
Berkshire Hathaway, Inc. Class B (a)	28,080	8,747
Capital One Financial Corp.	26,130	3,109
Citigroup, Inc.	61,098	3,191
FactSet Research Systems, Inc.	5,514	2,332
JPMorgan Chase & Co.	33,022	4,622
LPL Financial Holdings, Inc.	10,293	2,441
M&T Bank Corp.	15,357	2,396
Marsh & McLennan Cos., Inc.	16,946	2,964
MetLife, Inc.	38,158	2,786
Morgan Stanley	34,414	3,350
MSCI, Inc.	4,862	2,584
Prudential Financial, Inc.	25,772	2,704
Raymond James Financial, Inc.	20,694	2,334
Regions Financial Corp.	110,817	2,609
T. Rowe Price Group, Inc.	11,129	1,296
The Goldman Sachs Group, Inc.	8,342	3,052
The Progressive Corp.	22,801	3,109
W.R. Berkley Corp.	37,239	2,612
		65,457
Health Care (11.1%):
AbbVie, Inc.	50,312	7,434
AmerisourceBergen Corp.	17,264	2,917
Amgen, Inc.	33,754	8,520
Biogen, Inc. (a)	9,167	2,667
Bristol-Myers Squibb Co.	87,121	6,329
Cigna Corp.	19,757	6,256
CVS Health Corp.	32,485	2,866

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Elevance Health, Inc.	12,880	$6,440
Eli Lilly & Co.	21,661	7,455
Gilead Sciences, Inc.	37,082	3,113
IDEXX Laboratories, Inc. (a)	5,874	2,822
Johnson & Johnson	26,235	4,287
McKesson Corp.	7,880	2,984
Merck & Co., Inc.	74,978	8,053
Mettler-Toledo International, Inc. (a)	1,728	2,649
Pfizer, Inc.	79,789	3,523
UnitedHealth Group, Inc.	18,658	9,314
Waters Corp. (a)	7,411	2,435
		90,064
Industrials (7.0%):
3M Co.	22,164	2,551
Carlisle Cos., Inc.	10,461	2,624
Cintas Corp.	5,793	2,571
Cummins, Inc.	10,949	2,732
Fastenal Co.	48,587	2,456
FedEx Corp.	12,733	2,468
General Dynamics Corp.	22,799	5,314
Illinois Tool Works, Inc.	11,717	2,766
Lockheed Martin Corp.	19,141	8,867
Masco Corp.	47,021	2,502
Northrop Grumman Corp.	5,644	2,529
Otis Worldwide Corp.	30,668	2,522
PACCAR, Inc.	52,632	5,753
Republic Services, Inc.	20,437	2,551
United Parcel Service, Inc. Class B	17,434	3,229
W.W. Grainger, Inc.	8,817	5,197
		56,632
Information Technology (13.0%):
Adobe, Inc. (a)	8,799	3,259
Apple, Inc.	174,384	25,162
Automatic Data Processing, Inc.	11,775	2,659
Broadcom, Inc.	6,678	3,907
Cisco Systems, Inc.	147,817	7,194
Cognizant Technology Solutions Corp. Class A	45,371	3,028
Enphase Energy, Inc. (a)	8,900	1,970
Fair Isaac Corp. (a)	8,046	5,358
HP, Inc.	167,194	4,872
Intel Corp.	100,610	2,843
International Business Machines Corp.	43,390	5,846
Micron Technology, Inc.	44,358	2,675
Microsoft Corp.	42,496	10,531
Motorola Solutions, Inc.	10,704	2,751
ON Semiconductor Corp. (a)	33,531	2,463
Oracle Corp.	39,911	3,530
Palo Alto Networks, Inc. (a)	15,964	2,532
Parade Technologies Ltd.	13,000	402

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Paychex, Inc.	21,665	$2,510
QUALCOMM, Inc.	24,687	3,289
Texas Instruments, Inc.	35,780	6,341
VeriSign, Inc. (a)	12,565	2,740
		105,862
Materials (2.3%):
CF Industries Holdings, Inc.	22,490	1,905
Corteva, Inc.	38,543	2,484
Nucor Corp.	37,976	6,419
Sealed Air Corp.	48,519	2,657
Steel Dynamics, Inc.	25,246	3,046
The Sherwin-Williams Co.	10,671	2,524
		19,035
Real Estate (1.7%):
Alexandria Real Estate Equities, Inc.	1,930	310
American Homes 4 Rent Class A	4,295	147
American Tower Corp.	6,092	1,361
AvalonBay Communities, Inc.	1,861	330
Boston Properties, Inc.	1,975	147
Camden Property Trust	1,344	166
CBRE Group, Inc. Class A (a)	4,471	382
Crown Castle, Inc.	5,797	859
Digital Realty Trust, Inc.	3,771	432
Equinix, Inc.	1,196	883
Equity LifeStyle Properties, Inc.	2,333	167
Equity Residential	4,745	302
Essex Property Trust, Inc.	867	196
Extra Space Storage, Inc.	1,782	281
Gaming and Leisure Properties, Inc.	3,642	195
Healthpeak Properties, Inc.	7,186	197
Host Hotels & Resorts, Inc.	9,459	178
Invitation Homes, Inc.	7,714	251
Iron Mountain, Inc.	3,875	212
Kimco Realty Corp.	8,470	190
Medical Properties Trust, Inc.	7,895	102
Mid-America Apartment Communities, Inc.	1,549	258
Prologis, Inc.	12,361	1,598
Public Storage	2,105	641
Realty Income Corp.	7,353	499
Regency Centers Corp.	2,034	136
SBA Communications Corp.	1,470	437
Simon Property Group, Inc.	4,380	563
Sun Communities, Inc.	1,548	243
UDR, Inc.	3,947	168
Ventas, Inc.	5,242	272
VICI Properties, Inc.	13,289	454
Vornado Realty Trust	2,165	53
Welltower, Inc.	5,647	424
Weyerhaeuser Co.	10,027	345

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
WP Carey, Inc.	2,465	$211
Zillow Group, Inc. Class C (a)	3,049	135
		13,725
Utilities (2.0%):
Consolidated Edison, Inc.	30,028	2,862
DTE Energy Co.	21,743	2,530
Exelon Corp.	72,962	3,078
Sempra Energy	17,651	2,830
The AES Corp.	88,490	2,426
UGI Corp.	62,478	2,490
		16,216
		497,709
Total Common Stocks (Cost $672,281)		805,821
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares Core MSCI EAFE ETF	19,061	1,278
Total Exchange-Traded Funds (Cost $1,225)		1,278
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.22% (h)	1,129,562	1,130
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.21% (h)	1,129,562	1,129
Invesco Government & Agency Portfolio, Institutional Shares, 4.31% (h)	1,129,562	1,130
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.14% (h)	1,129,562	1,129
Total Collateral for Securities Loaned (Cost $4,518)		4,518
Total Investments (Cost $678,024) — 99.9%		811,617
Other assets in excess of liabilities — 0.1%		524
NET ASSETS — 100.00%		$812,141

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Amount represents less than 0.05% of net assets.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2023, the fair value of these securities was $5,514 thousands and amounted to 0.7% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Rounds to less than $1 thousand.

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Capital Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

  (Unaudited)

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of January 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at January 31, 2023 (amount in thousand):

Security Name	Acquisition Date	Cost
Bank St Petersburg PJSC	12/15/2021	$410
Detsky Mir PJSC	9/30/2020	348

(h)  Rate disclosed is the daily yield on January 31, 2023.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

22

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Capital Growth Fund
Assets:
Investments, at value (Cost $678,024)	$811,617	(a)
Foreign currency, at value (Cost $494)	498
Cash	3,772
Receivables:
Interest and dividends	760
Capital shares issued	43
Investments sold	490
Reclaims	1,054
From Adviser	3
Prepaid expenses	11
Total Assets	818,248
Liabilities:
Payables:
Collateral received on loaned securities	4,518
Investments purchased	155
Capital shares redeemed	425
Accrued foreign capital gains taxes	160
Accrued expenses and other payables:
Investment advisory fees	534
Administration fees	101
Custodian fees	29
Transfer agent fees	90
Compliance fees	1
Trustees' fees	1
Other accrued expenses	93
Total Liabilities	6,107
Net Assets:
Capital	692,013
Total accumulated earnings/(loss)	120,128
Net Assets	$812,141
Net Assets
Fund Shares	$809,701
Institutional Shares	2,440
Total	$812,141
Shares (unlimited number of shares authorized with no par value):
Fund Shares	74,075
Institutional Shares	221
Total	74,296
Net asset value, offering and redemption price per share: (b)
Fund Shares	$10.93
Institutional Shares	11.03

(a)  Includes $6,034 thousand of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

23

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA Capital Growth Fund
Investment Income:
Dividends	$9,413
Interest	25
Securities lending (net of fees)	205
Foreign tax withholding	(480)
Total Income	9,163
Expenses:
Investment advisory fees	3,087
Administration fees — Fund Shares	582
Administration fees — Institutional Shares	1
Sub-Administration fees	37
Custodian fees	74
Transfer agent fees — Fund Shares	525
Transfer agent fees — Institutional Shares	1
Trustees' fees	23
Compliance fees	4
Legal and audit fees	78
State registration and filing fees	28
Other expenses	85
Recoupment of prior expenses waived/reimbursed by Adviser	3
Total Expenses	4,528
Expenses waived/reimbursed by Adviser	(11)
Net Expenses	4,517
Net Investment Income (Loss)	4,646
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(6,749)
Foreign taxes on realized gains	(78)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	32,870
Net change in accrued foreign taxes on unrealized gains	(61)
Net realized/unrealized gains (losses) on investments	25,982
Change in net assets resulting from operations	$30,628

See notes to financial statements.

24

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Capital Growth Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$4,646	$13,209
Net realized gains (losses)	(6,827)	65,519
Net change in unrealized appreciation/depreciation	32,809	(137,565)
Change in net assets resulting from operations	30,628	(58,837)
Distributions to Shareholders:
Fund Shares	(55,813)	(105,732)
Institutional Shares	(172)	(271)
Change in net assets resulting from distributions to shareholders	(55,985)	(106,003)
Change in net assets resulting from capital transactions	36,037	64,768
Change in net assets	10,680	(100,072)
Net Assets:
Beginning of period	801,461	901,533
End of period	$812,141	$801,461
Capital Transactions:
Fund Shares
Proceeds from shares issued	$19,894	$53,698
Distributions reinvested	55,328	105,030
Cost of shares redeemed	(39,422)	(94,848)
Total Fund Shares	$35,800	$63,880
Institutional Shares
Proceeds from shares issued	$800	$1,776
Distributions reinvested	164	264
Cost of shares redeemed	(727)	(1,152)
Total Institutional Shares	$237	$888
Change in net assets resulting from capital transactions	$36,037	$64,768
Share Transactions:
Fund Shares
Issued	1,841	4,272
Reinvested	5,160	8,241
Redeemed	(3,656)	(7,586)
Total Fund Shares	3,345	4,927
Institutional Shares
Issued	74	144
Reinvested	15	20
Redeemed	(66)	(94)
Total Institutional Shares	23	70
Change in Shares	3,368	4,997
See notes to financial statements.

25

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Capital Growth Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$11.30	$13.67	$10.62		$11.36		$12.63		$11.67
Investment Activities:
Net investment income (loss)	0.07 (a)	0.19 (a)	0.13	(a)	0.14	(a)	0.16		0.15
Net realized and unrealized gains (losses)	0.36	(0.95)	3.28		0.13		(0.48)		1.21
Total from Investment Activities	0.43	(0.76)	3.41		0.27		(0.32)		1.36
Distributions to Shareholders from:
Net investment income	(0.11)	(0.16)	(0.12)		(0.17)		(0.17)		(0.12)
Net realized gains	(0.69)	(1.45)	(0.24)		(0.84)		(0.78)		(0.28)
Total Distributions to Shareholders	(0.80)	(1.61)	(0.36)		(1.01)		(0.95)		(0.40)
Net Asset Value, End of Period	$10.93	$11.30	$13.67		$10.62		$11.36		$12.63
Total Return (b) (c)	3.96%	(6.74)%	32.74%		2.14%		(1.82)%		11.76%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	1.16%	1.09%	1.07%		1.12%		1.13%		1.15%
Net Investment Income (Loss) (d)	1.19%	1.52%	1.04%		1.35%		1.43%		1.25%
Gross Expenses (d) (e)	1.16%	1.09%	1.07%		1.13%		1.13%		1.15%
Supplemental Data:
Net Assets at end of period (000's)	$809,701	$799,210	$899,767		$755,102		$826,325		$902,670
Portfolio Turnover (b) (h)	24%	58%	67	%(i)	152	%(j)	54	%(k)	22	%(l)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(i)  Reflects a return to normal trading levels after a prior year transition.

(j)  Reflects increased trading activity due to transition or asset allocation shift.

(k)  Reflects overall increase in purchases and sales of securities.

(l)  Reflects overall decrease in purchases and sales of securities.

(continues on next page)

See notes to financial statements.

26

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Capital Growth Fund
	Institutional Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$11.39	$13.81	$10.66		$11.39		$12.66		$11.70
Investment Activities:
Net investment income (loss)	0.06 (a)	0.20 (a)	0.15	(a)	0.14	(a)	0.23	(a)	0.17
Net realized and unrealized gains (losses)	0.36	(0.95)	3.35		0.14		(0.55)		1.20
Total from Investment Activities	0.42	(0.75)	3.50		0.28		(0.32)		1.37
Distributions to Shareholders from:
Net investment income	(0.09)	(0.22)	(0.11)		(0.17)		(0.17)		(0.13)
Net realized gains	(0.69)	(1.45)	(0.24)		(0.84)		(0.78)		(0.28)
Total Distributions to Shareholders	(0.78)	(1.67)	(0.35)		(1.01)		(0.95)		(0.41)
Net Asset Value, End of Period	$11.03	$11.39	$13.81		$10.66		$11.39		$12.66
Total Return (b) (c)	3.84%	(6.68)%	33.45%		2.20%		(1.77)%		11.84%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	1.29%	1.06%	0.77%		1.01%		1.03%		1.10%
Net Investment Income (Loss) (d)	1.03%	1.58%	1.30%		1.31%		2.04%		1.38%
Gross Expenses (d) (e)	1.93%	1.66%	0.92%		1.01%		1.03%		1.21%
Supplemental Data:
Net Assets at end of period (000's)	$2,440	$2,251	$1,766		$11,559		$110,430		$7,961
Portfolio Turnover (b) (h)	24%	58%	67	%(i)	152	%(j)	54	%(k)	22	%(l)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(i)  Reflects a return to normal trading levels after a prior year transition.

(j)  Reflects increased trading activity due to transition or asset allocation shift.

(k)  Reflects overall increase in purchases and sales of securities.

(l)  Reflects overall decrease in purchases and sales of securities.

See notes to financial statements.

27

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Capital Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$526,933	$278,880	$8	$805,821
Exchange-Traded Funds	1,278	—	—	1,278
Collateral for Securities Loaned	4,518	—	—	4,518
Total	$532,729	$278,880	$8	$811,617

As of January 31, 2023, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2023, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2023.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$6,034	$1,840	$4,518

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$185,218	$200,250

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper Global Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, performance adjustments were $164 and $2 for Fund Shares and Institutional Shares, in thousands, respectively. Performance adjustments were 0.04% and 0.19% for Fund Shares and Institutional Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2023, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 1.12% and 1.10% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2024	Expires 2025	Expires 2026	Total
$9	$13	$8	$30

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2023.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Capital Growth Fund	Victory Capital Growth Fund

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

36

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22- 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22- 1/31/23*	Annualized Expense Ratio During Period 8/1/22- 1/31/23
Fund Shares	$1,000.00	$1,039.60	$1,019.36	$5.96	$5.90	1.16%
Institutional Shares	1,000.00	1,038.40	1,018.70	6.63	6.56	1.29%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

37

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Capital Growth Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

38

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate, which includes advisory and administrative services and the effects of any performance adjustment, was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and were equal to the median of its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2022.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the

39

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

40

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

36843-0323

January 31, 2023

Semi Annual Report

USAA Aggressive Growth Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Supplemental Information	19
Proxy Voting and Portfolio Holdings Information	19
Expense Examples	19
Advisory Contract Approval	20
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Aggressive Growth Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital appreciation.

Top 10 Equity Holdings*:

January 31, 2023

(% of Net Assets)

Microsoft Corp.	7.1%
Apple, Inc.	5.6%
Visa, Inc. Class A	5.3%
Alphabet, Inc. Class C	5.0%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.2%
ServiceNow, Inc.	3.1%
UnitedHealth Group, Inc.	2.8%
Tractor Supply Co.	2.4%
Dexcom, Inc.	2.1%

Sector Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Communication Services (8.1%):
Alphabet, Inc. Class C (a)	757,572	$75,659
Meta Platforms, Inc. Class A (a)	125,961	18,764
Netflix, Inc. (a)	39,335	13,919
The Trade Desk, Inc. Class A (a)	279,507	14,171
		122,513
Communications Equipment (3.1%):
Arista Networks, Inc. (a)	207,683	26,172
Motorola Solutions, Inc.	77,589	19,941
		46,113
Consumer Discretionary (16.0%):
Airbnb, Inc. Class A (a)	91,620	10,180
Amazon.com, Inc. (a)	664,448	68,525
Booking Holdings, Inc. (a)	3,908	9,512
Chipotle Mexican Grill, Inc. (a)	3,769	6,205
Dollar Tree, Inc. (a)	95,804	14,388
Lululemon Athletica, Inc. (a)	53,397	16,387
NIKE, Inc. Class B	178,872	22,776
O'Reilly Automotive, Inc. (a)	33,469	26,519
Tesla, Inc. (a)	102,981	17,838
Tractor Supply Co.	158,557	36,149
Ulta Beauty, Inc. (a)	19,417	9,980
Yum! Brands, Inc.	24,089	3,144
		241,603
Consumer Staples (3.4%):
Constellation Brands, Inc. Class A	95,711	22,159
Costco Wholesale Corp.	35,546	18,169
The Hershey Co.	49,139	11,037
		51,365
Electronic Equipment, Instruments & Components (1.4%):
CDW Corp.	110,368	21,636
Energy (0.9%):
Cheniere Energy, Inc.	32,198	4,919
Diamondback Energy, Inc.	54,337	7,940
		12,859
Financials (4.1%):
Blackstone, Inc.	162,546	15,598
LPL Financial Holdings, Inc.	17,289	4,100
MSCI, Inc.	54,399	28,916
The Progressive Corp.	94,062	12,825
		61,439
Health Care (14.6%):
Agilent Technologies, Inc.	73,931	11,244
BioMarin Pharmaceutical, Inc. (a)	88,213	10,175

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Dexcom, Inc. (a)	297,940	$31,907
Intuitive Surgical, Inc. (a)	60,751	14,926
Jazz Pharmaceuticals PLC (a)	95,125	14,902
Tenet Healthcare Corp. (a)	135,293	7,421
Thermo Fisher Scientific, Inc.	45,660	26,041
UnitedHealth Group, Inc.	85,517	42,689
Veeva Systems, Inc. Class A (a)	99,514	16,972
Vertex Pharmaceuticals, Inc. (a)	88,765	28,680
Zoetis, Inc.	92,905	15,375
		220,332
Industrials (6.4%):
CoStar Group, Inc. (a)	351,178	27,357
Deere & Co.	15,670	6,626
HEICO Corp. Class A	105,649	14,123
Old Dominion Freight Line, Inc.	24,300	8,098
Quanta Services, Inc.	84,176	12,811
Uber Technologies, Inc. (a)	619,918	19,174
Verisk Analytics, Inc.	49,858	9,063
		97,252
IT Services (8.0%):
Block, Inc. (a)	55,049	4,499
Gartner, Inc. (a)	27,286	9,226
PayPal Holdings, Inc. (a)	138,532	11,289
Snowflake, Inc. Class A (a)	54,194	8,478
Toast, Inc. Class A (a)	289,147	6,451
Visa, Inc. Class A	347,911	80,093
		120,036
Materials (0.7%):
Graphic Packaging Holding Co.	457,255	11,015
Real Estate (0.4%):
SBA Communications Corp.	18,641	5,546
Semiconductors & Semiconductor Equipment (8.3%):
Advanced Micro Devices, Inc. (a)	80,544	6,053
Broadcom, Inc.	27,695	16,202
Enphase Energy, Inc. (a)	34,977	7,743
KLA Corp.	17,252	6,771
Lam Research Corp.	27,397	13,701
Monolithic Power Systems, Inc.	26,862	11,458
NVIDIA Corp.	321,832	62,877
		124,805
Software (17.4%):
Adobe, Inc. (a)	54,068	20,023
Cadence Design Systems, Inc. (a)	149,521	27,337
Intuit, Inc.	24,052	10,166
Microsoft Corp.	432,775	107,246
Palo Alto Networks, Inc. (a)	162,934	25,848
Salesforce, Inc. (a)	40,309	6,771

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Aggressive Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
ServiceNow, Inc. (a)	102,607	$46,699
Synopsys, Inc. (a)	32,330	11,437
Workday, Inc. Class A (a)	35,341	6,412
		261,939
Technology Hardware, Storage & Peripherals (5.6%):
Apple, Inc.	585,746	84,517
Total Common Stocks (Cost $1,031,332)		1,482,970
Total Investments (Cost $1,031,332) — 98.4%		1,482,970
Other assets in excess of liabilities — 1.6%		24,672
NET ASSETS — 100.00%		$1,507,642

(a)  Non-income producing security.

PLC — Public Limited Company

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Aggressive Growth Fund
Assets:
Investments, at value (Cost $1,031,332)	$1,482,970
Cash	25,762
Receivables:
Interest and dividends	55
Capital shares issued	194
Investments sold	7,149
From Adviser	4
Prepaid expenses	12
Total Assets	1,516,146
Liabilities:
Payables:
Investments purchased	6,747
Capital shares redeemed	865
Accrued expenses and other payables:
Investment advisory fees	487
Administration fees	183
Custodian fees	12
Transfer agent fees	127
Compliance fees	1
Trustees' fees	1
Other accrued expenses	81
Total Liabilities	8,504
Net Assets:
Capital	1,126,378
Total accumulated earnings/(loss)	381,264
Net Assets	$1,507,642
Net Assets
Fund Shares	$1,504,913
Institutional Shares	2,729
Total	$1,507,642
Shares (unlimited number of shares authorized with no par value):
Fund Shares	38,887
Institutional Shares	69
Total	38,956
Net asset value, offering and redemption price per share: (a)
Fund Shares	$38.70
Institutional Shares	39.49

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA Aggressive Growth Fund
Investment Income:
Dividends	$4,028
Interest	184
Securities lending (net of fees)	1
Total Income	4,213
Expenses:
Investment advisory fees	2,994
Administration fees — Fund Shares	1,127
Administration fees — Institutional Shares	2
Sub-Administration fees	20
Custodian fees	32
Transfer agent fees — Fund Shares	757
Transfer agent fees — Institutional Shares	2
Trustees' fees	23
Compliance fees	7
Legal and audit fees	44
State registration and filing fees	32
Interfund lending fees	— (a)
Other expenses	109
Total Expenses	5,149
Expenses waived/reimbursed by Adviser	(12)
Net Expenses	5,137
Net Investment Income (Loss)	(924)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(45,131)
Net change in unrealized appreciation/depreciation on investment securities	(43,885)
Net realized/unrealized gains (losses) on investments	(89,016)
Change in net assets resulting from operations	$(89,940)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Aggressive Growth Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$(924)	$(5,838)
Net realized gains (losses)	(45,131)	77,353
Net change in unrealized appreciation/depreciation	(43,885)	(606,328)
Change in net assets resulting from operations	(89,940)	(534,813)
Distributions to Shareholders:
Fund Shares	(32,252)	(234,710)
Institutional Shares	(65)	(2,113)
Change in net assets resulting from distributions to shareholders	(32,317)	(236,823)
Change in net assets resulting from capital transactions	(21,885)	95,752
Change in net assets	(144,142)	(675,884)
Net Assets:
Beginning of period	1,651,784	2,327,668
End of period	$1,507,642	$1,651,784
Capital Transactions:
Fund Shares
Proceeds from shares issued	$35,147	$126,323
Distributions reinvested	31,799	231,580
Cost of shares redeemed	(88,149)	(252,897)
Total Fund Shares	$(21,203)	$105,006
Institutional Shares
Proceeds from shares issued	$238	$2,762
Distributions reinvested	58	2,069
Cost of shares redeemed	(978)	(14,085)
Total Institutional Shares	$(682)	$(9,254)
Change in net assets resulting from capital transactions	$(21,885)	$95,752
Share Transactions:
Fund Shares
Issued	926	2,442
Reinvested	846	4,259
Redeemed	(2,321)	(4,951)
Total Fund Shares	(549)	1,750
Institutional Shares
Issued	6	47
Reinvested	2	37
Redeemed	(26)	(325)
Total Institutional Shares	(18)	(241)
Change in Shares	(567)	1,509

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Aggressive Growth Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)		Year Ended July 31, 2022		Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$41.79		$61.22		$46.02		$43.91		$48.92	$43.96
Investment Activities:
Net investment income (loss)	(0.02	)(a)	(0.15	)(a)	(0.15	)(a)	(0.07	)(a)	0.13	0.19
Net realized and unrealized gains (losses)	(2.23)		(12.92)		15.45		9.82		1.72	8.79
Total from Investment Activities	(2.25)		(13.07)		15.30		9.75		1.85	8.98
Distributions to Shareholders from:
Net investment income	—		—		—		(0.04)		(0.08)	(0.19)
Net realized gains	(0.84)		(6.36)		(0.10)		(7.60)		(6.78)	(3.83)
Total Distributions	(0.84)		(6.36)		(0.10)		(7.64)		(6.86)	(4.02)
Net Asset Value, End of Period	$38.70		$41.79		$61.22		$46.02		$43.91	$48.92
Total Return (b) (c)	(5.32)%		(23.75)%		33.27%		26.30%		5.53%	21.57%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.68%		0.63%		0.63%		0.72%		0.72%	0.75	%(h)
Net Investment Income (Loss) (d)	(0.12)%		(0.29)%		(0.28)%		(0.17)%		0.30%	0.32%
Gross Expenses (d) (e)	0.68%		0.63%		0.63%		0.72%		0.72%	0.75	%(h)
Supplemental Data:
Net Assets at end of period (000's)	$1,504,913		$1,648,078		$2,307,263		$1,861,282		$1,624,319	$1,592,944
Portfolio Turnover (b) (i)	27%		65%		46%		64%		78%	57%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported total return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Reflects total annual operating expenses before reduction of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(continues on next page)

See notes to financial statements.

9

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Aggressive Growth Fund
	Institutional Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$42.60	$62.27	$46.82	$44.54	$49.55	$44.36
Investment Activities:
Net investment income (loss) (a)	0.01	(0.18)	(0.17)	(0.05)	0.14	0.14
Net realized and unrealized gains (losses)	(2.28)	(13.13)	15.72	9.98	1.75	8.93
Total from Investment Activities	(2.27)	(13.31)	15.55	9.93	1.89	9.07
Distributions to Shareholders from:
Net investment income	—	—	—	(0.05)	(0.12)	(0.05)
Net realized gains	(0.84)	(6.36)	(0.10)	(7.60)	(6.78)	(3.83)
Total Distributions	(0.84)	(6.36)	(0.10)	(7.65)	(6.90)	(3.88)
Net Asset Value, End of Period	$39.49	$42.60	$62.27	$46.82	$44.54	$49.55
Total Return (b) (c)	(5.27)%	(23.73)%	33.24%	26.33%	5.56%	21.54%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.53%	0.66%	0.66%	0.70%	0.70%	0.75	%(h)(i)
Net Investment Income (Loss) (d)	0.04%	(0.33)%	(0.32)%	(0.13)%	0.32%	0.30%
Gross Expenses (d) (e)	1.30%	0.72%	0.73%	0.81%	0.83%	0.94	%(h)
Supplemental Data:
Net Assets at end of period (000's)	$2,729	$3,706	$20,405	$12,287	$11,841	$11,379
Portfolio Turnover (b) (j)	27%	65%	46%	64%	78%	57%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported total return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Reflects total annual operating expenses before reduction of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(i)  Prior to December 1, 2017, USAA Asset Management Company (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of Institutional Shares to 0.70% of the Institutional Shares' average daily net assets.

(j)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.

10

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Aggressive Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,482,970	$—	$—	$1,482,970
Total	$1,482,970	$—	$—	$1,482,970

As of January 31, 2023, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

As of January 31, 2023, the Fund did not have any securities on loan.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$396,581	$433,071

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $750 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of the Fund's average daily net assets over $1.5 billion. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, performance adjustments were $(380) and $(3) for Fund Shares and Institutional Shares, in thousands, respectively. Performance adjustments were (0.05)% and (0.17)% for Fund Shares and Institutional Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2023, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 0.75% and 0.70% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$2	$10	$10	$12	$34

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Large-Capitalization Stock Risk — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies,

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2023, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2023	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$897	2	4.21%	$992

*  Based on the number of days borrowings were outstanding for the six months ended January 31, 2023.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Aggressive Growth Fund	Victory Aggressive Growth Fund

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

18

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22- 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22- 1/31/23*	Annualized Expense Ratio During Period 8/1/22- 1/31/23
Fund Shares	$1,000.00	$946.80	$1,021.78	$3.34	$3.47	0.68%
Institutional Shares	1,000.00	947.30	1,022.53	2.60	2.70	0.53%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

19

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Aggressive Growth Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder

20

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2022. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for

21

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

22

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23418-0323

JANUARY 31, 2023

Semi Annual Report

USAA Growth Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Supplemental Information	20
Proxy Voting and Portfolio Holdings Information	20
Expense Examples	20
Advisory Contract Approval	21
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Growth Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks long-term growth of capital.

Top 10 Equity Holdings*:

January 31, 2023

(% of Net Assets)

Microsoft Corp.	7.2%
Visa, Inc. Class A	5.6%
Apple, Inc.	5.0%
NVIDIA Corp.	4.6%
Amazon.com, Inc.	4.3%
Alphabet, Inc. Class C	3.7%
Meta Platforms, Inc. Class A	3.4%
The Boeing Co.	3.3%
Tesla, Inc.	3.2%
Netflix, Inc.	3.0%

Sector Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Communication Services (13.5%):
Alphabet, Inc. Class A (a)	320,380	$31,666
Alphabet, Inc. Class C (a)	730,867	72,992
Meta Platforms, Inc. Class A (a)	450,311	67,083
Netflix, Inc. (a)	165,574	58,590
The Walt Disney Co. (a)	310,137	33,647
		263,978
Consumer Discretionary (14.2%):
Alibaba Group Holding Ltd., ADR (a)	149,190	16,441
Amazon.com, Inc. (a)	820,854	84,655
Booking Holdings, Inc. (a)	4,021	9,788
Chipotle Mexican Grill, Inc. (a)	3,863	6,360
Dollar Tree, Inc. (a)	98,825	14,842
Starbucks Corp.	252,574	27,566
Tesla, Inc. (a)	362,489	62,790
Tractor Supply Co.	76,645	17,474
Ulta Beauty, Inc. (a)	20,118	10,340
Yum China Holdings, Inc.	133,281	8,211
Yum! Brands, Inc.	141,371	18,450
		276,917
Consumer Staples (4.5%):
Constellation Brands, Inc. Class A	86,579	20,045
Costco Wholesale Corp.	36,717	18,768
Monster Beverage Corp. (a)	360,838	37,556
The Hershey Co.	50,567	11,357
		87,726
Energy (0.7%):
Cheniere Energy, Inc.	33,181	5,070
Diamondback Energy, Inc.	56,204	8,212
		13,282
Financials (3.2%):
FactSet Research Systems, Inc.	44,524	18,831
LPL Financial Holdings, Inc.	17,901	4,245
MSCI, Inc.	20,316	10,799
SEI Investments Co.	252,780	15,781
The Progressive Corp.	97,296	13,266
		62,922
Health Care (13.4%):
Agilent Technologies, Inc.	76,104	11,574
BioMarin Pharmaceutical, Inc. (a)	91,225	10,523
Dexcom, Inc. (a)	125,336	13,422
Illumina, Inc. (a)	94,070	20,150
Intuitive Surgical, Inc. (a)	88,945	21,853
Jazz Pharmaceuticals PLC (a)	97,920	15,340
Novartis AG, ADR	242,531	21,978

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
NOVO Nordisk A/S, ADR	122,807	$17,043
Regeneron Pharmaceuticals, Inc. (a)	32,679	24,786
Roche Holdings Ltd., ADR	401,264	15,710
Tenet Healthcare Corp. (a)	118,216	6,484
UnitedHealth Group, Inc.	48,448	24,185
Vertex Pharmaceuticals, Inc. (a)	181,258	58,564
		261,612
Industrials (7.9%):
CoStar Group, Inc. (a)	121,065	9,431
Deere & Co.	37,411	15,819
Expeditors International of Washington, Inc.	165,303	17,877
HEICO Corp. Class A	115,345	15,419
Old Dominion Freight Line, Inc.	25,109	8,367
Quanta Services, Inc.	86,650	13,187
The Boeing Co. (a)	304,059	64,765
Verisk Analytics, Inc.	51,211	9,310
		154,175
IT Services (9.6%):
Block, Inc. (a)	244,497	19,980
Gartner, Inc. (a)	28,113	9,506
PayPal Holdings, Inc. (a)	185,984	15,156
Shopify, Inc. Class A (a)	376,553	18,553
Snowflake, Inc. Class A (a)	56,068	8,771
Toast, Inc. Class A (a)	299,128	6,674
Visa, Inc. Class A	477,730	109,978
		188,618
Materials (0.6%):
Graphic Packaging Holding Co.	468,303	11,281
Real Estate (0.3%):
SBA Communications Corp.	18,550	5,519
Semiconductors & Semiconductor Equipment (8.1%):
Advanced Micro Devices, Inc. (a)	82,725	6,217
Enphase Energy, Inc. (a)	36,057	7,982
KLA Corp.	17,790	6,982
Lam Research Corp.	28,097	14,052
Monolithic Power Systems, Inc.	27,699	11,815
NVIDIA Corp.	458,536	89,584
QUALCOMM, Inc.	160,387	21,365
		157,997
Software (17.0%):
Autodesk, Inc. (a)	173,694	37,372
Intuit, Inc.	24,708	10,443
Microsoft Corp.	565,962	140,251
Oracle Corp.	516,239	45,667
Palo Alto Networks, Inc. (a)	54,248	8,606
Salesforce, Inc. (a)	224,985	37,791
ServiceNow, Inc. (a)	48,521	22,083

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Growth Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Synopsys, Inc. (a)	33,329	$11,790
Workday, Inc. Class A (a)	100,083	18,158
		332,161
Technology Hardware, Storage & Peripherals (5.0%):
Apple, Inc.	678,485	97,899
Total Common Stocks (Cost $1,144,826)		1,914,087
Exchange-Traded Funds (1.1%)
iShares Russell 1000 Growth ETF	91,406	21,214
Total Exchange-Traded Funds (Cost $19,226)		21,214
Total Investments (Cost $1,164,052) — 99.1%		1,935,301
Other assets in excess of liabilities — 0.9%		17,367
NET ASSETS — 100.00%		$1,952,668

At January 31, 2023, the Fund's investments in foreign securities were 5.8% of net assets.

(a)  Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Growth Fund
Assets:
Investments, at value (Cost $1,164,052)	$1,935,301
Cash	18,000
Receivables:
Interest and dividends	50
Capital shares issued	310
Investments sold	861
Reclaims	261
From Adviser	15
Prepaid expenses	17
Total Assets	1,954,815
Liabilities:
Payables:
Capital shares redeemed	716
Accrued expenses and other payables:
Investment advisory fees	939
Administration fees	221
Custodian fees	22
Transfer agent fees	145
Compliance fees	2
Trustees' fees	1
Other accrued expenses	101
Total Liabilities	2,147
Net Assets:
Capital	1,150,696
Total accumulated earnings/(loss)	801,972
Net Assets	$1,952,668
Net Assets
Fund Shares	$1,509,756
Institutional Shares	442,912
Total	$1,952,668
Shares (unlimited number of shares authorized with no par value):
Fund Shares	58,890
Institutional Shares	17,319
Total	76,209
Net asset value, offering and redemption price per share: (a)
Fund Shares	$25.64
Institutional Shares	25.57

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA Growth Fund
Investment Income:
Dividends	$5,403
Interest	131
Securities lending (net of fees)	1
Foreign tax withholding	(10)
Total Income	5,525
Expenses:
Investment advisory fees	6,285
Administration fees — Fund Shares	1,103
Administration fees — Institutional Shares	325
Sub-Administration fees	36
Custodian fees	51
Transfer agent fees — Fund Shares	609
Transfer agent fees — Institutional Shares	325
Trustees' fees	24
Compliance fees	11
Legal and audit fees	45
State registration and filing fees	37
Interfund lending fees	6
Other expenses	156
Total Expenses	9,013
Expenses waived/reimbursed by Adviser	(39)
Net Expenses	8,974
Net Investment Income (Loss)	(3,449)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	128,988
Net change in unrealized appreciation/depreciation on investment securities	(177,946)
Net realized/unrealized gains (losses) on investments	(48,958)
Change in net assets resulting from operations	$(52,407)

See notes to financial statements.

7

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)
	USAA Growth Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$(3,449)	$(13,472)
Net realized gains (losses)	128,988	148,621
Net change in unrealized appreciation/depreciation	(177,946)	(932,308)
Change in net assets resulting from operations	(52,407)	(797,159)
Distributions to Shareholders:
Fund Shares	(90,169)	(207,204)
Institutional Shares	(31,795)	(139,551)
Change in net assets resulting from distributions to shareholders	(121,964)	(346,755)
Change in net assets resulting from capital transactions	(679,190)	387,328
Change in net assets	(853,561)	(756,586)
Net Assets:
Beginning of period	2,806,229	3,562,815
End of period	$1,952,668	$2,806,229
Capital Transactions:
Fund Shares
Proceeds from shares issued	$26,730	$91,044
Distributions reinvested	88,787	204,327
Cost of shares redeemed	(97,823)	(234,982)
Total Fund Shares	$17,694	$60,389
Institutional Shares
Proceeds from shares issued	$34,958	$509,954
Distributions reinvested	31,707	139,296
Cost of shares redeemed	(763,549)	(322,311)
Total Institutional Shares	$(696,884)	$326,939
Change in net assets resulting from capital transactions	$(679,190)	$387,328
Share Transactions:
Fund Shares
Issued	1,061	2,757
Reinvested	3,642	5,764
Redeemed	(3,884)	(7,091)
Total Fund Shares	819	1,430
Institutional Shares
Issued	1,485	14,873
Reinvested	1,304	3,940
Redeemed	(28,964)	(9,492)
Total Institutional Shares	(26,175)	9,321
Change in Shares	(25,356)	10,751

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Growth Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)		Year Ended July 31, 2022		Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$27.66		$39.27		$30.85		$31.54		$32.15		$28.65
Investment Activities:
Net investment income (loss)	(0.05	)(a)	(0.14	)(a)	(0.13	)(a)	(0.05	)(a)	0.12		0.07
Net realized and unrealized gains (losses)	(0.37)		(7.72)		10.03		6.18		2.80		4.18
Total from Investment Activities	(0.42)		(7.86)		9.90		6.13		2.92		4.25
Distributions to Shareholders from:
Net investment income	—		—		—		(0.08)		(0.09)		(0.05)
Net realized gains	(1.60)		(3.75)		(1.48)		(6.74)		(3.44)		(0.70)
Total Distributions	(1.60)		(3.75)		(1.48)		(6.82)		(3.53)		(0.75)
Net Asset Value, End of Period	$25.64		$27.66		$39.27		$30.85		$31.54		$32.15
Total Return (b) (c)	(1.21)%		(22.11)%		32.87%		23.71%		10.90%		14.99%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.87%		0.84%		0.84%		0.91%		0.90	%(h)	0.97	%(h)
Net Investment Income (Loss) (d)	(0.36)%		(0.43)%		(0.38)%		(0.16)%		0.41%		0.33%
Gross Expenses (d) (e)	0.87%		0.84%		0.84%		0.91%		0.90	%(h)	0.97	%(h)
Supplemental Data:
Net Assets at end of period (000's)	$1,509,756		$1,606,239		$2,224,130		$1,841,547		$1,676,470		$1,581,693
Portfolio Turnover (b) (i)	25%		62%		40%		59%		70	%(j)	19%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Reflects total annual operating expenses before reduction of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(j)  Reflects increased trading activity due to transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

9

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Growth Fund
	Institutional Shares
	Six Months Ended January 31, 2023 (Unaudited)		Year Ended July 31, 2022		Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$27.59		$39.17		$30.77		$31.47		$32.08		$28.59
Investment Activities:
Net investment income (loss)	(0.03	)(a)	(0.13	)(a)	(0.13	)(a)	(0.04	)(a)	0.15		0.09
Net realized and unrealized gains (losses)	(0.39)		(7.70)		10.01		6.16		2.78		4.18
Total from Investment Activities	(0.42)		(7.83)		9.88		6.12		2.93		4.27
Distributions to Shareholders from:
Net investment income	—		—		—		(0.08)		(0.10)		(0.08)
Net realized gains	(1.60)		(3.75)		(1.48)		(6.74)		(3.44)		(0.70)
Total Distributions	(1.60)		(3.75)		(1.48)		(6.82)		(3.54)		(0.78)
Net Asset Value, End of Period	$25.57		$27.59		$39.17		$30.77		$31.47		$32.08
Total Return (b) (c)	(1.21)%		(22.09)%		32.89%		23.75%		10.94%		15.07%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.81%		0.83%		0.83%		0.87%		0.85	%(h)	0.92	%(h)
Net Investment Income (Loss) (d)	(0.25)%		(0.41)%		(0.36)%		(0.13)%		0.47%		0.39%
Gross Expenses (d) (e)	0.82%		0.83%		0.83%		0.87%		0.85	%(h)	0.92	%(h)
Supplemental Data:
Net Assets at end of period (000's)	$442,912		$1,199,990		$1,338,685		$1,175,311		$1,083,799		$1,324,054
Portfolio Turnover (b) (i)	25%		62%		40%		59%		70	%(j)	19%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Reflects total annual operating expenses before reduction of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(j)  Reflects increased trading activity due to transition or asset allocation shift.

See notes to financial statements.

10

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,914,087	$—	$—	$1,914,087
Exchange-Traded Funds	21,214	—	—	21,214
Total	$1,935,301	$—	$—	$1,935,301

As of January 31, 2023, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

As of January 31, 2023, the Fund did not have any securities on loan.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$529,673	$1,329,710

4. Affiliated Fund Ownership:

The Fund offers shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.2
USAA Target Retirement Income Fund	0.4
USAA Target Retirement 2030 Fund	1.3
USAA Target Retirement 2040 Fund	2.2
USAA Target Retirement 2050 Fund	1.4
USAA Target Retirement 2060 Fund	0.2

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

rate of 0.65% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Large-Cap Growth Funds Index. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the largest funds within the Lipper Large-Cap Growth Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, performance adjustments were $(374) and $(234) for Fund Shares and Institutional Shares, in thousands, respectively. Performance adjustments were (0.05)% and (0.07)% for Fund Shares and Institutional Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. ("Loomis Sayles") under which Loomis Sayles directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 0.92% and 0.88% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2026	Total
$39	$39

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2023, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2023	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$4,306	11	4.14%	$8,405

*  Based on the number of days borrowings were outstanding for the six months ended January 31, 2023.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

9. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Growth Fund	Victory Growth Fund

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

19

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22- 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22- 1/31/23*	Annualized Expense Ratio During Period 8/1/22- 1/31/23
Fund Shares	$1,000.00	$987.90	$1,020.82	$4.36	$4.43	0.87%
Institutional Shares	1,000.00	987.90	1,021.12	4.06	4.13	0.81%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

20

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Growth Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") and the Subadvisory Agreement between the Adviser and Loomis, Sayles & Company, LP (the "Subadviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement and Subadvisory Agreement were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's and the Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser and Subadviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports

21

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser's process for monitoring the performance of the Subadviser and the Adviser's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate, which includes advisory and administrative services and the effects of any performance adjustment was below the median of its expense group and was above the median of its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods

22

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

ended June 30, 2022. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser also pays the Fund's subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Subadvisory Agreement

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services Provided; Investment Personnel — The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with

23

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Adviser's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

Subadviser Compensation — The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement.

Subadvisory Fees and Fund Performance — The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, five-, and ten-year periods ended June 30, 2022, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Adviser's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Adviser's focus on the Subadviser's performance. The Board also noted the Subadviser's performance record for similar accounts, as applicable.

Conclusions — The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices and the Adviser is appropriately monitoring the Fund's performamce; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

24

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23420-0323

January 31, 2023

Semi Annual Report

USAA Growth & Income Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	16
Supplemental Information	24
Proxy Voting and Portfolio Holdings Information	24
Expense Examples	24
Advisory Contract Approval	25
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Growth & Income Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks capital growth with a secondary investment objective of current income.

Top 10 Equity Holdings*:

January 31, 2023

(% of Net Assets)

Apple, Inc.	5.6%
Microsoft Corp.	5.3%
Visa, Inc. Class A	2.1%
Alphabet, Inc. Class C	2.0%
Amazon.com, Inc.	1.9%
NVIDIA Corp.	1.7%
UnitedHealth Group, Inc.	1.7%
Vertex Pharmaceuticals, Inc.	1.5%
Johnson & Johnson	1.3%
Exxon Mobil Corp.	1.3%

Sector Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (6.8%):
Alphabet, Inc. Class C (a)	330,474	$33,004
AT&T, Inc.	576,332	11,740
Comcast Corp. Class A	274,253	10,792
Fox Corp. Class A	75,364	2,558
Meta Platforms, Inc. Class A (a)	57,358	8,545
Netflix, Inc. (a)	33,711	11,929
Omnicom Group, Inc.	138,769	11,933
Sirius XM Holdings, Inc. (b)	1,477,792	8,556
The Interpublic Group of Cos., Inc.	240,887	8,783
Verizon Communications, Inc.	41,772	1,736
		109,576
Communications Equipment (1.4%):
Cisco Systems, Inc.	363,797	17,706
Motorola Solutions, Inc.	16,630	4,274
		21,980
Consumer Discretionary (10.2%):
Amazon.com, Inc. (a)	291,054	30,016
Best Buy Co., Inc.	87,194	7,736
Booking Holdings, Inc. (a)	3,339	8,127
Chipotle Mexican Grill, Inc. (a)	3,209	5,283
Dollar Tree, Inc. (a)	82,533	12,395
Genuine Parts Co.	21,823	3,662
H&R Block, Inc.	145,522	5,672
Lennar Corp. Class A	31,413	3,217
Lowe's Cos., Inc.	46,676	9,720
McDonald's Corp.	24,308	6,500
PulteGroup, Inc.	57,892	3,294
Starbucks Corp.	26,594	2,903
Target Corp.	47,451	8,168
Tesla, Inc. (a)	88,539	15,337
The Home Depot, Inc.	22,189	7,193
Toll Brothers, Inc.	34,407	2,047
Tractor Supply Co.	56,190	12,811
Ulta Beauty, Inc. (a)	16,673	8,569
Williams-Sonoma, Inc.	18,301	2,470
Yum! Brands, Inc.	77,798	10,153
		165,273
Consumer Staples (7.1%):
Altria Group, Inc.	359,755	16,203
Campbell Soup Co.	68,955	3,581
Colgate-Palmolive Co.	71,391	5,321
Constellation Brands, Inc. Class A	65,082	15,068
Costco Wholesale Corp.	30,443	15,561
General Mills, Inc.	62,311	4,883
Kimberly-Clark Corp.	24,081	3,131

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PepsiCo, Inc.	29,950	$5,122
Philip Morris International, Inc.	123,785	12,903
The Coca-Cola Co.	55,340	3,393
The Hershey Co.	53,935	12,114
The Procter & Gamble Co.	88,878	12,654
Walmart, Inc.	27,175	3,910
		113,844
Energy (4.2%):
Cheniere Energy, Inc.	27,654	4,225
Chevron Corp.	66,307	11,539
Devon Energy Corp.	122,260	7,732
Diamondback Energy, Inc.	46,506	6,796
EOG Resources, Inc.	62,480	8,263
Exxon Mobil Corp.	174,692	20,266
Marathon Petroleum Corp.	32,471	4,173
Valero Energy Corp.	40,094	5,614
		68,608
Financials (10.1%):
Aflac, Inc.	80,256	5,899
American Express Co.	56,988	9,969
American Financial Group, Inc.	20,705	2,952
Ameriprise Financial, Inc.	31,097	10,888
Capital One Financial Corp.	11,426	1,360
Discover Financial Services	34,322	4,006
East West Bancorp, Inc.	31,994	2,512
Everest Re Group Ltd.	8,853	3,096
FactSet Research Systems, Inc.	5,000	2,115
Fidelity National Financial, Inc.	205,312	9,040
Jefferies Financial Group, Inc.	186,551	7,328
JPMorgan Chase & Co.	45,678	6,393
LPL Financial Holdings, Inc.	14,834	3,517
M&T Bank Corp.	35,146	5,483
MetLife, Inc.	54,457	3,976
Morgan Stanley	37,781	3,677
MSCI, Inc.	13,426	7,137
Popular, Inc.	28,672	1,968
Principal Financial Group, Inc.	83,972	7,772
Regions Financial Corp.	684,477	16,113
Synchrony Financial	207,783	7,632
Synovus Financial Corp.	42,250	1,772
The Goldman Sachs Group, Inc.	22,871	8,366
The Hanover Insurance Group, Inc.	20,591	2,771
The Hartford Financial Services Group, Inc.	67,231	5,218
The Progressive Corp.	80,508	10,977
The Travelers Cos., Inc.	26,181	5,004
U.S. Bancorp	132,173	6,582
		163,523

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (14.9%):
Abbott Laboratories	20,636	$2,281
AbbVie, Inc.	23,865	3,526
Agilent Technologies, Inc.	63,203	9,612
Amgen, Inc.	52,972	13,370
BioMarin Pharmaceutical, Inc. (a)	75,409	8,698
Bristol-Myers Squibb Co.	85,272	6,195
Cardinal Health, Inc.	67,721	5,232
Chemed Corp.	6,392	3,229
Cigna Corp.	23,956	7,586
CVS Health Corp.	76,570	6,755
Dexcom, Inc. (a)	86,351	9,247
Elevance Health, Inc.	12,564	6,282
Eli Lilly & Co.	25,930	8,924
Gilead Sciences, Inc.	151,549	12,721
Intuitive Surgical, Inc. (a)	28,345	6,964
Jazz Pharmaceuticals PLC (a)	81,321	12,740
Johnson & Johnson	133,154	21,760
McKesson Corp.	16,715	6,330
Merck & Co., Inc.	129,048	13,861
Pfizer, Inc.	170,278	7,520
Quest Diagnostics, Inc.	32,016	4,754
Tenet Healthcare Corp. (a)	90,928	4,987
Thermo Fisher Scientific, Inc.	12,164	6,938
UnitedHealth Group, Inc.	53,904	26,908
Vertex Pharmaceuticals, Inc. (a)	76,240	24,633
		241,053
Industrials (9.8%):
3M Co.	47,514	5,468
Cintas Corp.	14,782	6,559
CoStar Group, Inc. (a)	76,412	5,953
CSX Corp.	90,521	2,799
Cummins, Inc.	16,514	4,121
Deere & Co.	13,376	5,656
Expeditors International of Washington, Inc.	26,266	2,841
Fastenal Co.	178,830	9,040
General Dynamics Corp.	29,272	6,822
HEICO Corp. Class A	90,547	12,104
Huntington Ingalls Industries, Inc.	12,598	2,778
Illinois Tool Works, Inc.	21,648	5,110
Lennox International, Inc.	14,191	3,698
Lockheed Martin Corp.	22,592	10,466
ManpowerGroup, Inc.	35,316	3,078
Masco Corp.	150,349	7,999
Northrop Grumman Corp.	9,276	4,156
Old Dominion Freight Line, Inc.	29,077	9,690
Owens Corning	35,247	3,407
Quanta Services, Inc.	71,967	10,953
Republic Services, Inc.	24,194	3,020
Snap-on, Inc.	20,079	4,994

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Union Pacific Corp.	34,457	$7,036
United Parcel Service, Inc. Class B	46,231	8,563
Verisk Analytics, Inc.	42,485	7,723
W.W. Grainger, Inc.	5,677	3,346
		157,380
IT Services (5.3%):
Accenture PLC Class A	26,441	7,378
Automatic Data Processing, Inc.	13,069	2,951
Block, Inc. (a)	47,074	3,847
Gartner, Inc. (a)	23,402	7,913
International Business Machines Corp.	44,262	5,963
Mastercard, Inc. Class A	18,091	6,705
Paychex, Inc.	34,915	4,045
Snowflake, Inc. Class A (a)	46,404	7,260
Toast, Inc. Class A (a)	247,574	5,523
Visa, Inc. Class A	147,576	33,974
		85,559
Materials (3.1%):
Avery Dennison Corp.	9,145	1,732
CF Industries Holdings, Inc.	54,418	4,609
Graphic Packaging Holding Co.	388,442	9,358
LyondellBasell Industries NV Class A	129,939	12,564
Nucor Corp.	51,973	8,785
Packaging Corp. of America	40,390	5,764
Reliance Steel & Aluminum Co.	10,353	2,355
Steel Dynamics, Inc.	29,919	3,609
Westlake Corp.	13,519	1,659
		50,435
Real Estate (3.1%):
AvalonBay Communities, Inc.	17,172	3,047
Boston Properties, Inc.	27,309	2,036
Digital Realty Trust, Inc.	56,533	6,480
Equinix, Inc.	4,490	3,314
Equity Residential	33,576	2,137
National Retail Properties, Inc.	43,884	2,078
Prologis, Inc.	37,376	4,832
Realty Income Corp.	74,143	5,029
Regency Centers Corp.	22,544	1,502
SBA Communications Corp.	23,731	7,061
VICI Properties, Inc.	329,360	11,257
Vornado Realty Trust	69,695	1,700
		50,473
Semiconductors & Semiconductor Equipment (5.4%):
Advanced Micro Devices, Inc. (a)	68,708	5,164
Enphase Energy, Inc. (a)	29,876	6,614
Intel Corp.	84,231	2,380
KLA Corp.	24,766	9,720
Lam Research Corp.	23,345	11,675

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Monolithic Power Systems, Inc.	23,101	$9,854
NVIDIA Corp.	138,733	27,104
QUALCOMM, Inc.	30,313	4,038
Skyworks Solutions, Inc.	23,784	2,608
Texas Instruments, Inc.	43,027	7,625
		86,782
Software (8.5%):
Intuit, Inc.	20,526	8,676
Microsoft Corp.	342,790	84,947
Palo Alto Networks, Inc. (a)	35,252	5,592
Salesforce, Inc. (a)	34,657	5,821
ServiceNow, Inc. (a)	35,375	16,100
Synopsys, Inc. (a)	27,617	9,770
Workday, Inc. Class A (a)	30,394	5,514
		136,420
Technology Hardware, Storage & Peripherals (6.7%):
Apple, Inc.	621,615	89,693
Hewlett Packard Enterprise Co.	183,562	2,961
HP, Inc.	367,834	10,718
NetApp, Inc.	63,533	4,208
		107,580
Utilities (3.1%):
American Electric Power Co., Inc.	47,863	4,497
DTE Energy Co.	32,563	3,789
Duke Energy Corp.	80,035	8,200
Evergy, Inc.	82,622	5,176
Exelon Corp.	143,366	6,049
Sempra Energy	26,615	4,267
The Southern Co.	182,996	12,385
UGI Corp.	139,191	5,544
		49,907
Total Common Stocks (Cost $1,260,528)		1,608,393
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.22% (c)	2,194,521	2,195
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.21% (c)	2,194,521	2,194
Invesco Government & Agency Portfolio, Institutional Shares, 4.31% (c)	2,194,521	2,194
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.14% (c)	2,194,521	2,195
Total Collateral for Securities Loaned (Cost $8,778)		8,778
Total Investments (Cost $1,269,306) — 100.2%		1,617,171
Liabilities in excess of other assets — (0.2)%		(3,958)
NET ASSETS — 100.00%		$1,613,213

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Growth & Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on January 31, 2023.

PLC — Public Limited Company

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Growth & Income Fund
Assets:
Investments, at value (Cost $1,269,306)	$1,617,171	(a)
Cash	3,826
Receivables:
Interest and dividends	1,007
Capital shares issued	155
Investments sold	1,446
From Adviser	7
Prepaid expenses	12
Total Assets	1,623,624
Liabilities:
Payables:
Collateral received on loaned securities	8,778
Capital shares redeemed	470
Accrued expenses and other payables:
Investment advisory fees	735
Administration fees	199
Custodian fees	13
Transfer agent fees	108
Compliance fees	1
Trustees' fees	1
12b-1 fees	—	(b)
Other accrued expenses	106
Total Liabilities	10,411
Net Assets:
Capital	1,315,453
Total accumulated earnings/(loss)	297,760
Net Assets	$1,613,213
Net Assets
Fund Shares	$1,607,697
Institutional Shares	4,761
Class A	755
Total	$1,613,213
Shares (unlimited number of shares authorized with no par value):
Fund Shares	81,549
Institutional Shares	240
Class A	39
Total	81,828
Net asset value, offering and redemption price per share: (c)
Fund Shares	$19.71
Institutional Shares	19.80
Class A	19.62
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$20.82

(a)  Includes $8,471 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA Growth & Income Fund
Investment Income:
Dividends	$16,102
Interest	63
Securities lending (net of fees)	406
Foreign tax withholding	(3)
Total Income	16,568
Expenses:
Investment advisory fees	4,416
Administration fees — Fund Shares	1,192
Administration fees — Institutional Shares	2
Administration fees — Class A	1
Sub-Administration fees	20
12b-1 fees — Class A	1
Custodian fees	35
Transfer agent fees — Fund Shares	628
Transfer agent fees — Institutional Shares	2
Transfer agent fees — Class A	— (a)
Trustees' fees	23
Compliance fees	8
Legal and audit fees	50
State registration and filing fees	36
Other expenses	113
Total Expenses	6,527
Expenses waived/reimbursed by Adviser	(21)
Net Expenses	6,506
Net Investment Income (Loss)	10,062
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(5,867)
Net change in unrealized appreciation/depreciation on investment securities	(11,579)
Net realized/unrealized gains (losses) on investments	(17,446)
Change in net assets resulting from operations	$(7,384)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Growth & Income Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$10,062	$15,736
Net realized gains (losses)	(5,867)	193,593
Net change in unrealized appreciation/depreciation	(11,579)	(335,138)
Change in net assets resulting from operations	(7,384)	(125,809)
Distributions to Shareholders:
Fund Shares	(165,578)	(218,056)
Institutional Shares	(491)	(1,013)
Class A	(87)	(96)
Change in net assets resulting from distributions to shareholders	(166,156)	(219,165)
Change in net assets resulting from capital transactions	108,169	(124,503)
Change in net assets	(65,371)	(469,477)
Net Assets:
Beginning of period	1,678,584	2,148,061
End of period	$1,613,213	$1,678,584

(continues on next page)

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Growth & Income Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$29,226	$81,304
Distributions reinvested	162,839	214,656
Cost of shares redeemed	(84,098)	(203,002)
Total Fund Shares	$107,967	$92,958
Institutional Shares
Proceeds from shares issued	$1,445	$4,436
Distributions reinvested	488	1,011
Cost of shares redeemed	(1,844)	(223,014)
Total Institutional Shares	$89	$(217,567)
Class A
Proceeds from shares issued	$142	$157
Distributions reinvested	83	81
Cost of shares redeemed	(112)	(132)
Total Class A	$113	$106
Change in net assets resulting from capital transactions	$108,169	$(124,503)
Share Transactions:
Fund Shares
Issued	1,429	3,313
Reinvested	8,388	8,617
Redeemed	(4,135)	(8,279)
Total Fund Shares	5,682	3,651
Institutional Shares
Issued	68	177
Reinvested	25	40
Redeemed	(88)	(7,945)
Total Institutional Shares	5	(7,728)
Class A
Issued	8	7
Reinvested	4	3
Redeemed	(6)	(6)
Total Class A	6	4
Change in Shares	5,693	(4,073)

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Growth & Income Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$22.05	$26.78	$20.41	$23.70	$26.19		$24.25
Investment Activities:
Net investment income (loss)	0.13 (a)	0.21 (a)	0.15 (a)	0.22 (a)	0.25		0.19
Net realized and unrealized gains (losses)	(0.25)	(1.86)	6.40	1.45	(0.24)		3.03
Total from Investment Activities	(0.12)	(1.65)	6.55	1.67	0.01		3.22
Distributions to Shareholders from:
Net investment income	(0.07)	(0.22)	(0.18)	(0.23)	(0.24)		(0.18)
Net realized gains	(2.15)	(2.86)	—	(4.73)	(2.26)		(1.10)
Total Distributions	(2.22)	(3.08)	(0.18)	(4.96)	(2.50)		(1.28)
Net Asset Value, End of Period	$19.71	$22.05	$26.78	$20.41	$23.70		$26.19
Total Return (b) (c)	(0.33)%	(7.41)%	32.24%	7.81%	0.89%		13.59%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.82%	0.81%	0.81%	0.87%	0.88%		0.88%
Net Investment Income (Loss) (d)	1.26%	0.84%	0.63%	1.05%	1.04%		0.80%
Gross Expenses (d) (e)	0.82%	0.81%	0.81%	0.87%	0.88%		0.88%
Supplemental Data:
Net Assets at end of period (000's)	$1,607,697	$1,672,669	$1,934,246	$1,605,020	$1,673,033		$1,756,259
Portfolio Turnover (b) (h)	27%	71%	62%	74%	93	%(i)	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(i)  Reflects increased trading activity due to transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Growth & Income Fund
	Institutional Shares
	Six Months Ended January 31, 2023 (Unaudited)		Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$22.12		$26.75	$20.38	$23.68	$26.17		$24.23
Investment Activities:
Net investment income (loss)	0.22	(a)	0.16 (a)	0.15 (a)	0.23 (a)	0.26		0.20
Net realized and unrealized gains (losses)	(0.23)		(1.67)	6.40	1.44	(0.24)		3.03
Total from Investment Activities	(0.01)		(1.51)	6.55	1.67	0.02		3.23
Distributions to Shareholders from:
Net investment income	(0.16)		(0.26)	(0.18)	(0.24)	(0.25)		(0.19)
Net realized gains	(2.15)		(2.86)	—	(4.73)	(2.26)		(1.10)
Total Distributions	(2.31)		(3.12)	(0.18)	(4.97)	(2.51)		(1.29)
Net Asset Value, End of Period	$19.80		$22.12	$26.75	$20.38	$23.68		$26.17
Total Return (b) (c)	0.18%		(6.77)%	32.32%	7.86%	0.94%		13.66%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	(0.02	)%(h)	0.72%	0.79%	0.83%	0.83	%(i)	0.84%
Net Investment Income (Loss) (d)	2.10%		0.59%	0.65%	1.09%	1.09%		0.85%
Gross Expenses (d) (e)	0.44	%(h)	0.74%	0.79%	0.83%	0.83%		0.84%
Supplemental Data:
Net Assets at end of period (000's)	$4,761		$5,193	$213,041	$172,787	$165,137		$159,148
Portfolio Turnover (b) (j)	27%		71%	62%	74%	93	%(k)	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  For the six months ended January 31, 2023, the net expense ratio and gross expense ratio include the impact of performance fee adjustments. If the performance fee adjustment of (0.86)% was not applied, the net expense ratio and gross expense ratio would have been 0.84% and 1.30%, respectively.

(i)  Prior to December 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.85% of the Institutional Shares' average daily net assets.

(j)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(k)  Reflects increased trading activity due to transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Growth & Income Fund
	Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$21.96	$26.69	$20.31	$23.61	$26.10		$24.17
Investment Activities:
Net investment income (loss)	0.12 (a)	0.21 (a)	0.08 (a)	0.16 (a)	0.19		0.12
Net realized and unrealized gains (losses)	(0.24)	(1.85)	6.40	1.45	(0.25)		3.02
Total from Investment Activities	(0.12)	(1.64)	6.48	1.61	(0.06)		3.14
Distributions to Shareholders from:
Net investment income	(0.07)	(0.23)	(0.10)	(0.18)	(0.17)		(0.11)
Net realized gains	(2.15)	(2.86)	—	(4.73)	(2.26)		(1.10)
Total Distributions	(2.22)	(3.09)	(0.10)	(4.91)	(2.43)		(1.21)
Net Asset Value, End of Period	$19.62	$21.96	$26.69	$20.31	$23.61		$26.10
Total Return (excludes sales charge) (b) (c)	(0.35)%	(7.38)%	32.04%	7.52%	0.62%		13.28%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.90%	0.78%	1.09%	1.14%	1.15%		1.17	%(h)
Net Investment Income (Loss) (d)	1.17%	0.87%	0.35%	0.79%	0.77%		0.52%
Gross Expenses (d) (e)	3.45%	3.01%	1.49%	1.14%	1.23%		1.20%
Supplemental Data:
Net Assets at end of period (000's)	$755	$722	$774	$8,514	$9,912		$10,858
Portfolio Turnover (b) (i)	27%	71%	62%	74%	93	%(j)	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Prior to December 1, 2017, AMCO voluntarily agreed to limit the annual expenses of Class A to 1.20% of the Class A average daily net assets.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(j)  Reflects increased trading activity due to transition or asset allocation shift.
See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth & Income Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,608,393	$—	$—	$1,608,393
Collateral for Securities Loaned	8,778	—	—	8,778
Total	$1,617,171	$—	$—	$1,617,171

As of January 31, 2023, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2023.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$8,471	$—	$8,778

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$428,018	$470,066

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Multi-Cap Core Funds Index. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Core Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, performance adjustments were $(347), $(21), and $(1) for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were (0.04)%, (0.86)%, and (0.25)% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2023, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended January 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended January 31, 2023, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 0.88%, 0.84%, and 1.15% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2024	Expires 2025	Expires 2026	Total
$29	$31	$21	$81

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2023.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Growth & Income Fund	Victory Growth & Income Fund

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

23

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22- 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22- 1/31/23*	Annualized Expense Ratio During Period 8/1/22- 1/31/23
Fund Shares	$1,000.00	$996.70	$1,021.07	$4.13	$4.18	0.82%
Institutional Shares**	1,000.00	1,001.80	1,020.97	4.24	4.28	0.84%
Class A	1,000.00	996.50	1,020.67	4.53	4.58	0.90%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  The expense ratio for the six-month period could potentially change due to performance fee adjustments.

24

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Growth & Income Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

25

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements — was equal to the median of its expense group and was below the median of its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended June 30, 2022, and was below the average of its performance universe and its Lipper index for the three-, five- and ten-year periods ended June 30, 2022. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance for certain periods, and also took into account the Fund's more recent improved performance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the

26

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

27

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23432-0323

January 31, 2023

Semi Annual Report

USAA Income Stock Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	13
Supplemental Information	22
Proxy Voting and Portfolio Holdings Information	22
Expense Examples	22
Advisory Contract Approval	23
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Income Stock Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks current income with the prospect of increasing dividend income and the potential for capital appreciation.

Top 10 Equity Holdings*:

January 31, 2023

(% of Net Assets)

Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.2%
Cisco Systems, Inc.	1.9%
Altria Group, Inc.	1.8%
Regions Financial Corp.	1.8%
Amgen, Inc.	1.5%
Philip Morris International, Inc.	1.4%
The Procter & Gamble Co.	1.4%
Gilead Sciences, Inc.	1.4%
LyondellBasell Industries NV Class A	1.4%

Sector Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (6.3%):
AT&T, Inc.	1,605,353	$32,702
Comcast Corp. Class A	771,823	30,371
Fox Corp. Class A	214,091	7,266
Omnicom Group, Inc.	390,536	33,582
Sirius XM Holdings, Inc. (a)	4,158,916	24,080
The Interpublic Group of Cos., Inc.	686,410	25,027
Verizon Communications, Inc.	116,418	4,839
		157,867
Consumer Discretionary (7.7%):
Best Buy Co., Inc.	243,007	21,560
Genuine Parts Co.	60,820	10,207
H&R Block, Inc.	330,992	12,902
Lennar Corp. Class A	89,418	9,156
Lowe's Cos., Inc.	130,086	27,090
McDonald's Corp.	68,495	18,316
PulteGroup, Inc.	164,964	9,385
Starbucks Corp.	74,078	8,085
Target Corp.	132,175	22,753
The Home Depot, Inc.	59,739	19,366
Toll Brothers, Inc.	101,299	6,026
Williams-Sonoma, Inc.	52,149	7,037
Yum! Brands, Inc.	162,247	21,174
		193,057
Consumer Staples (8.2%):
Altria Group, Inc.	1,012,450	45,601
Campbell Soup Co.	118,635	6,161
Colgate-Palmolive Co.	198,964	14,829
General Mills, Inc.	173,658	13,608
Kimberly-Clark Corp.	69,141	8,989
PepsiCo, Inc.	86,176	14,738
Philip Morris International, Inc.	344,984	35,961
The Coca-Cola Co.	160,548	9,845
The Hershey Co.	33,800	7,591
The Procter & Gamble Co.	250,129	35,613
Walmart, Inc.	76,479	11,003
		203,939
Energy (6.4%):
Chevron Corp.	186,606	32,473
Devon Energy Corp.	340,735	21,548
EOG Resources, Inc.	175,838	23,255
Exxon Mobil Corp.	477,819	55,431
Marathon Petroleum Corp.	90,447	11,624
Valero Energy Corp.	112,838	15,801
		160,132

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (15.8%):
Aflac, Inc.	226,138	$16,621
American Express Co.	160,379	28,056
American Financial Group, Inc.	57,674	8,224
Ameriprise Financial, Inc.	86,621	30,327
Capital One Financial Corp.	33,823	4,025
Discover Financial Services	97,801	11,416
East West Bancorp, Inc.	90,040	7,070
Everest Re Group Ltd.	24,661	8,624
FactSet Research Systems, Inc.	14,741	6,235
Fidelity National Financial, Inc.	577,805	25,441
Jefferies Financial Group, Inc.	525,645	20,647
JPMorgan Chase & Co.	129,922	18,184
M&T Bank Corp.	98,912	15,430
MetLife, Inc.	151,771	11,082
Morgan Stanley	103,964	10,119
Popular, Inc.	79,864	5,482
Principal Financial Group, Inc.	234,237	21,679
Regions Financial Corp.	1,880,526	44,268
Synchrony Financial	591,458	21,724
Synovus Financial Corp.	120,266	5,045
The Goldman Sachs Group, Inc.	63,743	23,318
The Hanover Insurance Group, Inc.	56,661	7,625
The Hartford Financial Services Group, Inc.	187,271	14,534
The Travelers Cos., Inc.	73,681	14,082
U.S. Bancorp	376,233	18,736
		397,994
Health Care (15.9%):
Abbott Laboratories	57,514	6,358
AbbVie, Inc.	67,164	9,923
Amgen, Inc.	145,748	36,787
Bristol-Myers Squibb Co.	242,729	17,634
Cardinal Health, Inc.	192,379	14,861
Chemed Corp.	18,013	9,099
Cigna Corp.	67,419	21,350
CVS Health Corp.	215,753	19,034
Elevance Health, Inc.	33,087	16,543
Eli Lilly & Co.	71,037	24,447
Gilead Sciences, Inc.	422,360	35,453
Johnson & Johnson	367,229	60,012
McKesson Corp.	46,586	17,641
Merck & Co., Inc.	262,001	28,142
Pfizer, Inc.	479,210	21,162
Quest Diagnostics, Inc.	89,228	13,249
Thermo Fisher Scientific, Inc.	34,664	19,770
UnitedHealth Group, Inc.	52,791	26,352
		397,817

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (12.0%):
3M Co.	135,392	$15,581
Cintas Corp.	41,600	18,460
CSX Corp.	255,061	7,886
Cummins, Inc.	46,001	11,479
Expeditors International of Washington, Inc.	73,163	7,913
Fastenal Co.	498,392	25,193
General Dynamics Corp.	83,325	19,420
Huntington Ingalls Industries, Inc.	35,899	7,917
Illinois Tool Works, Inc.	61,688	14,561
Lennox International, Inc.	39,939	10,409
Lockheed Martin Corp.	62,964	29,168
ManpowerGroup, Inc.	100,528	8,762
Masco Corp.	427,970	22,768
Northrop Grumman Corp.	13,826	6,195
Old Dominion Freight Line, Inc.	33,460	11,150
Owens Corning	98,233	9,494
Republic Services, Inc.	70,678	8,822
Snap-on, Inc.	55,961	13,919
Union Pacific Corp.	96,973	19,802
United Parcel Service, Inc. Class B	130,108	24,099
W.W. Grainger, Inc.	16,178	9,537
		302,535
Information Technology (11.8%):
Accenture PLC Class A	75,345	21,025
Apple, Inc.	192,134	27,723
Automatic Data Processing, Inc.	38,153	8,615
Cisco Systems, Inc.	997,727	48,560
Hewlett Packard Enterprise Co.	517,225	8,343
HP, Inc.	1,025,137	29,872
Intel Corp.	194,196	5,488
International Business Machines Corp.	123,358	16,620
KLA Corp.	27,839	10,926
Mastercard, Inc. Class A	50,419	18,686
Microsoft Corp.	101,460	25,143
Motorola Solutions, Inc.	47,338	12,166
NetApp, Inc.	177,066	11,727
Paychex, Inc.	99,492	11,527
QUALCOMM, Inc.	85,310	11,364
Skyworks Solutions, Inc.	66,250	7,266
Texas Instruments, Inc.	121,090	21,458
		296,509
Materials (4.6%):
Avery Dennison Corp.	26,059	4,937
CF Industries Holdings, Inc.	153,336	12,988
LyondellBasell Industries NV Class A	365,685	35,358
Nucor Corp.	140,617	23,767
Packaging Corp. of America	115,094	16,424
Reliance Steel & Aluminum Co.	28,840	6,560

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Income Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Steel Dynamics, Inc.	83,383	$10,059
Westlake Corp.	38,048	4,670
		114,763
Real Estate (5.1%):
AvalonBay Communities, Inc.	47,254	8,385
Boston Properties, Inc.	76,111	5,673
Digital Realty Trust, Inc.	153,947	17,645
Equinix, Inc.	12,509	9,233
Equity Residential	92,392	5,881
National Retail Properties, Inc.	120,758	5,718
Prologis, Inc.	104,109	13,459
Realty Income Corp.	211,273	14,331
Regency Centers Corp.	62,035	4,133
SBA Communications Corp.	23,999	7,140
VICI Properties, Inc.	900,578	30,783
Vornado Realty Trust	194,237	4,737
		127,118
Utilities (5.8%):
American Electric Power Co., Inc.	133,322	12,527
DTE Energy Co.	90,704	10,555
Duke Energy Corp.	223,056	22,852
Evergy, Inc.	350,857	21,981
Exelon Corp.	397,904	16,788
Sempra Energy	75,840	12,160
The Southern Co.	502,331	33,998
UGI Corp.	399,647	15,918
		146,779
Total Common Stocks (Cost $2,020,070)		2,498,510
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.22% (b)	6,175,989	6,176
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.21% (b)	6,175,989	6,176
Invesco Government & Agency Portfolio, Institutional Shares, 4.31% (b)	6,175,989	6,176
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.14% (b)	6,175,989	6,176
Total Collateral for Securities Loaned (Cost $24,704)		24,704
Total Investments (Cost $2,044,774) — 100.6%		2,523,214
Liabilities in excess of other assets — (0.6)%		(15,353)
NET ASSETS — 100.00%		$2,507,861

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on January 31, 2023.

PLC — Public Limited Company

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Income Stock Fund
Assets:
Investments, at value (Cost $2,044,774)	$2,523,214	(a)
Cash	7,794
Receivables:
Interest and dividends	2,778
Capital shares issued	789
Reclaims	338
From Adviser	19
Prepaid expenses	16
Total Assets	2,534,948
Liabilities:
Payables:
Collateral received on loaned securities	24,704
Capital shares redeemed	750
Accrued expenses and other payables:
Investment advisory fees	1,059
Administration fees	282
Custodian fees	20
Transfer agent fees	156
Compliance fees	2
Trustees' fees	—	(b)
Other accrued expenses	114
Total Liabilities	27,087
Net Assets:
Capital	2,005,384
Total accumulated earnings/(loss)	502,477
Net Assets	$2,507,861
Net Assets
Fund Shares	$1,683,706
Institutional Shares	824,155
Total	$2,507,861
Shares (unlimited number of shares authorized with no par value):
Fund Shares	93,402
Institutional Shares	45,798
Total	139,200
Net asset value, offering and redemption price per share: (c)
Fund Shares	$18.03
Institutional Shares	18.00

(a)  Includes $23,839 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA Income Stock Fund
Investment Income:
Dividends	$39,406
Interest	50
Securities lending (net of fees)	1,158
Foreign tax withholding	(16)
Total Income	40,598
Expenses:
Investment advisory fees	6,394
Administration fees — Fund Shares	1,236
Administration fees — Institutional Shares	455
Sub-Administration fees	12
Custodian fees	55
Transfer agent fees — Fund Shares	491
Transfer agent fees — Institutional Shares	455
Trustees' fees	24
Compliance fees	13
Legal and audit fees	57
State registration and filing fees	35
Interfund lending fees	1
Other expenses	160
Total Expenses	9,388
Expenses waived/reimbursed by Adviser	(49)
Net Expenses	9,339
Net Investment Income (Loss)	31,259
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	19,124
Net change in unrealized appreciation/depreciation on investment securities	58,951
Net realized/unrealized gains (losses) on investments	78,075
Change in net assets resulting from operations	$109,334

See notes to financial statements.

8

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Income Stock Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$31,259	$57,445
Net realized gains (losses)	19,124	255,926
Net change in unrealized appreciation/depreciation	58,951	(234,853)
Change in net assets resulting from operations	109,334	78,518
Distributions to Shareholders:
Fund Shares	(137,786)	(173,892)
Institutional Shares	(72,821)	(115,113)
R6 Shares	—	(3	)(a)
Change in net assets resulting from distributions to shareholders	(210,607)	(289,008)
Change in net assets resulting from capital transactions	(15,148)	15,459
Change in net assets	(116,421)	(195,031)
Net Assets:
Beginning of period	2,624,282	2,819,313
End of period	$2,507,861	$2,624,282

(a)  R6 Shares activity is for the period August 1, 2021, to February 28, 2022 (date of termination).

(continues on next page)

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Income Stock Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$32,644	$83,412
Distributions reinvested	133,407	168,003
Cost of shares redeemed	(89,695)	(196,041)
Total Fund Shares	$76,356	$55,374
Institutional Shares
Proceeds from shares issued	$111,296	$238,151
Distributions reinvested	72,711	115,011
Cost of shares redeemed	(275,511)	(393,052)
Total Institutional Shares	$(91,504)	$(39,890)
R6 Shares
Proceeds from shares issued	$—	$3	(a)
Distributions reinvested	—	3	(a)
Cost of shares redeemed	—	(31	)(a)
Total R6 Shares	$—	$(25)
Change in net assets resulting from capital transactions	$(15,148)	$15,459
Share Transactions:
Fund Shares
Issued	1,793	4,240
Reinvested	7,449	8,564
Redeemed	(4,935)	(9,964)
Total Fund Shares	4,307	2,840
Institutional Shares
Issued	6,031	11,749
Reinvested	4,066	5,867
Redeemed	(15,221)	(20,215)
Total Institutional Shares	(5,124)	(2,599)
R6 Shares
Issued	—	—	(a)(b)
Reinvested	—	—	(a)(b)
Redeemed	—	(1	)(a)
Total R6 Shares	—	(1)
Change in Shares	(817)	240

(a)  R6 Shares activity is for the period August 1, 2021, to February 28, 2022 (date of termination).

(b)  Rounds to less than 1 thousand shares.

See notes to financial statements.

10

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Income Stock Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$18.75	$20.18	$15.73	$19.78	$20.24		$19.68
Investment Activities:
Net investment income (loss)	0.22 (a)	0.40 (a)	0.34 (a)	0.40 (a)	0.43		0.40
Net realized and unrealized gains (losses)	0.62	0.21	4.45	(0.87)	0.70		1.74
Total from Investment Activities	0.84	0.61	4.79	(0.47)	1.13		2.14
Distributions to Shareholders from:
Net investment income	(0.19)	(0.43)	(0.33)	(0.36)	(0.44)		(0.40)
Net realized gains	(1.37)	(1.61)	(0.01)	(3.22)	(1.15)		(1.18)
Total Distributions	(1.56)	(2.04)	(0.34)	(3.58)	(1.59)		(1.58)
Net Asset Value, End of Period	$18.03	$18.75	$20.18	$15.73	$19.78		$20.24
Total Return (b) (c)	4.65%	2.75%	30.75%	(3.84)%	6.26%		11.16%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.74%	0.70%	0.70%	0.74%	0.75%		0.76	%(h)
Net Investment Income (Loss) (d)	2.44%	2.04%	1.90%	2.31%	2.44%		2.19%
Gross Expenses (d) (e)	0.74%	0.70%	0.70%	0.74%	0.75%		0.76	%(h)
Supplemental Data:
Net Assets at end of period (000's)	$1,683,706	$1,670,838	$1,740,731	$1,482,959	$1,707,034		$1,713,558
Portfolio Turnover (b) (i)	17%	50%	53%	64%	86	%(j)	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Reflects total annual operating expenses before reduction of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(j)  Reflects increased trading activity due to transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Income Stock Fund
	Institutional Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$18.72	$20.15	$15.71	$19.76	$20.22		$19.66
Investment Activities:
Net investment income (loss)	0.23 (a)	0.40 (a)	0.34 (a)	0.40 (a)	0.43		0.41
Net realized and unrealized gains (losses)	0.62	0.21	4.44	(0.86)	0.70		1.73
Total from Investment Activities	0.85	0.61	4.78	(0.46)	1.13		2.14
Distributions to Shareholders from:
Net investment income	(0.20)	(0.43)	(0.33)	(0.37)	(0.44)		(0.40)
Net realized gains	(1.37)	(1.61)	(0.01)	(3.22)	(1.15)		(1.18)
Total Distributions	(1.57)	(2.04)	(0.34)	(3.59)	(1.59)		(1.58)
Net Asset Value, End of Period	$18.00	$18.72	$20.15	$15.71	$19.76		$20.22
Total Return (b) (c)	4.66%	2.77%	30.75%	(3.81)%	6.30%		11.21%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.72%	0.68%	0.68%	0.72%	0.73%		0.72	%(h)
Net Investment Income (Loss) (d)	2.46%	2.05%	1.91%	2.34%	2.47%		2.22%
Gross Expenses (d) (e)	0.73%	0.69%	0.69%	0.72%	0.73%		0.72	%(h)
Supplemental Data:
Net Assets at end of period (000's)	$824,155	$953,444	$1,078,555	$1,028,803	$1,088,446		$1,034,842
Portfolio Turnover (b) (i)	17%	50%	53%	64%	86	%(j)	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Reflects total annual operating expenses before reduction of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(j)  Reflects increased trading activity due to transition or asset allocation shift.

See notes to financial statements.

12

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Income Stock Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. Effective February 28, 2022, the R6 Shares were liquidated. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,498,510	$—	$—	$2,498,510
Collateral for Securities Loaned	24,704	—	—	24,704
Total	$2,523,214	$—	$—	$2,523,214

As of January 31, 2023, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2023.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$23,839	$—	$24,704

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$424,669	$619,896

4. Affiliated Fund Ownership:

The Fund offers shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.3
USAA Target Retirement Income Fund	0.2
USAA Target Retirement 2030 Fund	0.6
USAA Target Retirement 2040 Fund	1.0
USAA Target Retirement 2050 Fund	0.7
USAA Target Retirement 2060 Fund	0.1

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Equity Income Funds Index. The Lipper Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Equity Income Funds category.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, there were no performance fee adjustments. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2023, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 0.76% and 0.72% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$2	$38	$33	$49	$122

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

Financials Sectors Risk — The Fund's investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. Financial companies, such as retail and commercial banks, insurance companies, and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), and competition from new entrants in their fields of business.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2023, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2023	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$7,809	1	4.31%	$7,809

*  Based on the number of days borrowings were outstanding for the six months ended January 31, 2023.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Income Stock Fund	Victory Income Stock Fund

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

21

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22- 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22- 1/31/23*	Annualized Expense Ratio During Period 8/1/22- 1/31/23
Fund Shares	$1,000.00	$1,046.50	$1,021.48	$3.82	$3.77	0.74%
Institutional Shares	1,000.00	1,046.60	1,021.58	3.71	3.67	0.72%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

22

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Income Stock Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder

23

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements — was below the medians of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one-, five- and ten-year periods ended June 30, 2022, and was below the average of its performance universe for the three-year period ended June 30, 2022, and that the Fund's performance was above its Lipper index for the one-year period ended June 30, 2022, and was below its Lipper index for the three-, five- and ten-year periods ended June 30, 2022. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance for certain periods, and also took into account the Fund's more recent improved performance.

24

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23422-0323

January 31, 2023

Semi Annual Report

USAA Science & Technology Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	25
Proxy Voting and Portfolio Holdings Information	25
Expense Examples	25
Advisory Contract Approval	26
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Science & Technology Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks long-term capital appreciation.

Top 10 Equity Holdings*:

January 31, 2023

(% of Net Assets)

Microsoft Corp.	8.8%
Amazon.com, Inc.	4.4%
Vertex Pharmaceuticals, Inc.	3.8%
MACOM Technology Solutions Holdings, Inc.	2.7%
Visa, Inc. Class A	2.5%
Impinj, Inc.	2.2%
Lattice Semiconductor Corp.	2.1%
ServiceNow, Inc.	2.1%
Varonis Systems, Inc.	1.8%
Meta Platforms, Inc. Class A	1.8%

Sector Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Australia (0.2%):
Health Care (0.2%):
Opthea Ltd., ADR (a)	305,881	$1,667
Belgium (0.0%): (b)
Health Care (0.0%):
UCB SA	2,705	222
Brazil (0.0%): (b)
Health Care (0.0%):
Hapvida Participacoes E Investimentos SA (a) (c)	73,848	75
Canada (0.3%):
Health Care (0.3%):
Xenon Pharmaceuticals, Inc. (a)	75,626	2,956
Cayman Islands (0.5%):
Health Care (0.5%):
Theravance Biopharma, Inc. (a)	432,234	4,672
China (0.6%):
Consumer Discretionary (0.4%):
Alibaba Group Holding Ltd. (a)	142,300	1,957
Trip.com Group Ltd. (a)	57,150	2,102
		4,059
Health Care (0.1%):
Everest Medicines Ltd. (a) (c)	23,000	73
InnoCare Pharma Ltd. (a) (c)	18,000	31
Zai Lab Ltd. (a)	28,600	120
		224
Information Technology (0.1%):
Glodon Co. Ltd. Class A	112,700	1,094
		5,377
Denmark (0.0%): (b)
Health Care (0.0%):
Ascendis Pharma A/S, ADR (a)	929	115
Genmab A/S (a)	287	113
		228
Finland (0.4%):
Information Technology (0.4%):
Nokia Oyj, ADR	786,517	3,744
Ireland (1.8%):
Health Care (1.8%):
Alkermes PLC (a)	4,400	126
ICON PLC (a)	100	23

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Jazz Pharmaceuticals PLC (a)	105,431	$16,517
Prothena Corp. PLC (a)	26,878	1,520
		18,186
Israel (1.3%):
Information Technology (1.3%):
Monday.com Ltd. (a) (d)	60,710	7,904
Wix.com Ltd. (a)	60,975	5,303
		13,207
Italy (0.0%): (b)
Health Care (0.0%):
DiaSorin SpA	1,056	137
Japan (0.7%):
Health Care (0.5%):
Astellas Pharma, Inc.	3,500	52
Chugai Pharmaceutical Co. Ltd.	5,900	153
Daiichi Sankyo Co. Ltd.	9,050	284
Eisai Co. Ltd.	3,765	233
Hoya Corp.	37,000	4,069
Ono Pharmaceutical Co. Ltd.	5,030	109
		4,900
Information Technology (0.2%):
Rohm Co. Ltd.	30,850	2,473
		7,373
Netherlands (0.0%): (b)
Health Care (0.0%):
Argenx SE, ADR (a)	305	117
Merus NV (a)	3,685	57
		174
Singapore (0.6%):
Information Technology (0.6%):
Flex Ltd. (a)	255,952	5,977
Switzerland (0.0%): (b)
Health Care (0.0%):
Novartis AG Registered Shares	1,358	123
Tecan Group AG Class R	254	106
		229
Taiwan (0.8%):
Information Technology (0.8%):
ASPEED Technology, Inc.	18,600	1,317
Hon Hai Precision Industry Co. Ltd.	722,000	2,408
Silicon Motion Technology Corp., ADR	71,494	4,583
		8,308

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Kingdom (0.5%):
Consumer Discretionary (0.2%):
Trainline PLC (a) (c)	436,293	$1,527
Health Care (0.3%):
Abcam PLC, ADR (a)	8,819	123
AstraZeneca PLC, ADR	5,521	361
Genus PLC	3,913	140
GSK PLC	8,133	143
Hikma Pharmaceuticals PLC	4,996	106
Immunocore Holdings PLC, ADR (a)	39,365	2,412
Smith & Nephew PLC	9,795	135
Verona Pharma PLC, ADR (a)	4,637	102
		3,522
		5,049
United States (90.9%):
Communication Services (6.0%):
Alphabet, Inc. Class A (a)	104,690	10,348
Bandwidth, Inc. Class A (a)	139,600	3,473
Cargurus, Inc. (a)	93,728	1,654
Meta Platforms, Inc. Class A (a)	119,816	17,849
Netflix, Inc. (a)	32,811	11,611
Take-Two Interactive Software, Inc. (a)	78,583	8,898
ZoomInfo Technologies, Inc. (a)	265,904	7,506
		61,339
Consumer Discretionary (6.4%):
2U, Inc. (a)	603,160	5,205
Airbnb, Inc. Class A (a)	19,456	2,162
Amazon.com, Inc. (a)	432,983	44,654
Booking Holdings, Inc. (a)	3,175	7,728
Etsy, Inc. (a)	17,767	2,444
Peloton Interactive, Inc. Class A (a)	198,799	2,571
		64,764
Health Care (23.0%):
Abbott Laboratories	3,085	341
Aclaris Therapeutics, Inc. (a)	5,344	90
AdaptHealth Corp. (a)	3,045	65
Addus HomeCare Corp. (a)	1,179	127
Agilent Technologies, Inc.	50,061	7,613
Agilon Health, Inc. (a)	5,609	122
Agios Pharmaceuticals, Inc. (a)	194,257	5,727
Aldeyra Therapeutics, Inc. (a)	487,758	2,878
Alnylam Pharmaceuticals, Inc. (a)	505	114
Amedisys, Inc. (a)	812	78
AmerisourceBergen Corp.	1,100	186
Amicus Therapeutics, Inc. (a)	496,772	6,478
Apellis Pharmaceuticals, Inc. (a)	113,389	5,979
Ardelyx, Inc. (a)	738,059	2,162

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Athenex, Inc. (a)	2,812,296	$514
AtriCure, Inc. (a)	2,686	116
Avantor, Inc. (a)	4,546	109
Baxter International, Inc.	1,102	50
Becton Dickinson and Co.	1,822	460
Biogen, Inc. (a)	691	201
Biohaven Ltd. (a)	160,900	3,072
BioMarin Pharmaceutical, Inc. (a)	62,691	7,231
Bio-Techne Corp.	1,233	98
Blueprint Medicines Corp. (a)	777	36
Boston Scientific Corp. (a)	12,617	584
Bristol-Myers Squibb Co.	7,167	521
Cara Therapeutics, Inc. (a)	321,160	3,751
Celldex Therapeutics, Inc. (a)	1,926	85
Centene Corp. (a)	8,736	666
Chinook Therapeutics, Inc. (a)	237,927	6,012
Cytokinetics, Inc. (a)	3,193	136
Danaher Corp.	3,917	1,036
Day One Biopharmaceuticals, Inc. (a)	62,456	1,360
Dexcom, Inc. (a)	3,216	344
Edwards Lifesciences Corp. (a)	5,423	416
Elanco Animal Health, Inc. (a)	2,797	38
Eli Lilly & Co.	4,687	1,613
Encompass Health Corp.	3,024	189
Equillium, Inc. (a)	991,921	1,022
Exact Sciences Corp. (a)	61,073	4,124
FibroGen, Inc. (a)	151,684	3,580
Glaukos Corp. (a)	2,586	127
HCA Healthcare, Inc.	2,041	521
Hologic, Inc. (a)	2,773	226
Humana, Inc.	1,438	736
Ideaya Biosciences, Inc. (a)	81,737	1,392
IGM Biosciences, Inc. (a)	281,720	6,403
Illumina, Inc. (a)	1,298	278
Immunovant, Inc. (a)	150,765	2,679
Inari Medical, Inc. (a)	1,777	101
Inhibrx, Inc. (a)	66,252	1,656
Insulet Corp. (a)	833	239
Intra-Cellular Therapies, Inc. (a)	2,720	130
Ironwood Pharmaceuticals, Inc. (a)	9,908	114
Karuna Therapeutics, Inc. (a)	705	141
Krystal Biotech, Inc. (a)	86,780	7,213
Kura Oncology, Inc. (a)	86,077	1,190
Laboratory Corp. of America Holdings	920	232
Madrigal Pharmaceuticals, Inc. (a)	7,319	2,110
Merck & Co., Inc.	10,927	1,174
Mettler-Toledo International, Inc. (a)	2,505	3,840
Moderna, Inc. (a)	70,952	12,492
Molina Healthcare, Inc. (a)	1,424	444
NanoString Technologies, Inc. (a)	11,144	118
See notes to financial statements.

6

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nuvalent, Inc. Class A (a)	86,822	$2,626
ORIC Pharmaceuticals, Inc. (a)	370,967	2,100
Owens & Minor, Inc. (a)	3,374	67
Pacific Biosciences of California, Inc. (a)	147,257	1,633
Pfizer, Inc.	30,239	1,335
Pliant Therapeutics, Inc. (a)	58,076	2,035
Prometheus Biosciences, Inc. (a)	38,161	4,337
Provention Bio, Inc. (a)	138,732	1,201
PTC Therapeutics, Inc. (a)	33,877	1,555
QuidelOrtho Corp. (a)	821	70
Rain Oncology, Inc. (a)	149,555	1,343
Reata Pharmaceuticals, Inc. Class A (a)	29,015	1,257
Regeneron Pharmaceuticals, Inc. (a)	335	254
Regulus Therapeutics, Inc. (a)	627,009	903
Repligen Corp. (a)	100	19
Replimune Group, Inc. (a)	192,003	5,347
Revance Therapeutics, Inc. (a)	201,250	6,979
REVOLUTION Medicines, Inc. (a)	149,946	4,010
Rocket Pharmaceuticals, Inc. (a)	139,305	3,027
Sage Therapeutics, Inc. (a)	36,225	1,606
Sarepta Therapeutics, Inc. (a)	82,228	10,276
Seagen, Inc. (a)	970	135
SpringWorks Therapeutics, Inc. (a)	161,298	5,065
Stryker Corp.	2,416	613
Surgery Partners, Inc. (a)	4,928	164
Syndax Pharmaceuticals, Inc. (a)	69,084	1,983
Syneos Health, Inc. (a)	6,209	223
Teleflex, Inc.	812	198
Ultragenyx Pharmaceutical, Inc. (a)	979	44
UnitedHealth Group, Inc.	4,296	2,144
Vaxcyte, Inc. (a)	142,322	6,454
Veeva Systems, Inc. Class A (a)	35,108	5,988
Ventyx Biosciences, Inc. (a)	84,307	3,541
Veracyte, Inc. (a)	3,568	90
Vertex Pharmaceuticals, Inc. (a)	120,020	38,778
Waters Corp. (a)	568	187
Zoetis, Inc.	3,548	587
Zymeworks, Inc. (a) (d)	153,669	1,452
		232,506
Information Technology (55.5%):
Advanced Micro Devices, Inc. (a)	84,615	6,359
Ambarella, Inc. (a)	145,553	13,076
Applied Materials, Inc.	119,911	13,369
AppLovin Corp. Class A (a) (d)	179,058	2,274
Arista Networks, Inc. (a)	39,108	4,928
Backblaze, Inc. Class A (a)	141,376	1,009
Bentley Systems, Inc. Class B	27,598	1,078
Block, Inc. (a)	66,781	5,457
Calix, Inc. (a)	76,868	4,046
Ceridian HCM Holding, Inc. (a)	84,500	6,108

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Dropbox, Inc. Class A (a)	163,775	$3,805
Dynatrace, Inc. (a)	168,061	6,459
Extreme Networks, Inc. (a)	393,268	7,091
F5, Inc. (a)	26,798	3,957
Fair Isaac Corp. (a)	17,000	11,321
Five9, Inc. (a)	16,122	1,270
FleetCor Technologies, Inc. (a)	17,076	3,566
Genpact Ltd.	85,051	4,021
Gitlab, Inc. Class A (a)	97,715	4,828
Global Payments, Inc.	47,830	5,391
GoDaddy, Inc. Class A (a)	177,704	14,595
Guidewire Software, Inc. (a)	24,375	1,785
Harmonic, Inc. (a)	422,037	5,558
HashiCorp, Inc. Class A (a)	64,992	2,091
HubSpot, Inc. (a)	5,595	1,942
Impinj, Inc. (a)	173,619	22,532
Intel Corp.	74,002	2,091
KLA Corp.	15,763	6,187
Lam Research Corp.	24,309	12,157
Lattice Semiconductor Corp. (a)	284,383	21,553
MACOM Technology Solutions Holdings, Inc. (a)	406,178	27,222
Marvell Technology, Inc.	291,706	12,587
MaxLinear, Inc. (a)	177,197	7,301
Micron Technology, Inc.	74,416	4,487
Microsoft Corp.	361,036	89,468
Monolithic Power Systems, Inc.	35,850	15,292
NVIDIA Corp.	78,268	15,291
Okta, Inc. (a)	17,621	1,297
ON Semiconductor Corp. (a)	185,913	13,655
Palo Alto Networks, Inc. (a)	18,123	2,875
Paycom Software, Inc. (a)	47,358	15,341
PayPal Holdings, Inc. (a)	41,327	3,368
Qualtrics International, Inc. Class A (a)	100,764	1,589
RingCentral, Inc. Class A (a)	110,066	4,296
Salesforce, Inc. (a)	81,346	13,664
Samsara, Inc. Class A (a)	345,797	4,717
Semtech Corp. (a)	155,185	5,126
SentinelOne, Inc. Class A (a)	63,006	951
ServiceNow, Inc. (a)	46,939	21,363
Shift4 Payments, Inc. Class A (a)	106,448	6,817
Snowflake, Inc. Class A (a)	65,212	10,202
Sprout Social, Inc. Class A (a)	128,696	8,233
Squarespace, Inc. Class A (a)	73,546	1,745
Texas Instruments, Inc.	67,755	12,007
Twilio, Inc. Class A (a)	82,594	4,942
Varonis Systems, Inc. (a)	693,805	17,928
VeriSign, Inc. (a)	10,390	2,266
Visa, Inc. Class A	110,334	25,400
WEX, Inc. (a)	25,557	4,727

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Wolfspeed, Inc. (a)	45,431	$3,499
Workday, Inc. Class A (a)	23,344	4,235
		561,795
		920,404
Total Common Stocks (Cost $752,118)		997,985
Rights (0.0%) (b)
United States (0.0%):
Health Care (0.0%):
Abiomed, Inc. (a) (e)	145	—	(f)
Contra Clementia Pharmaceuticals (a) (e)	14,251	—	(f)
		—	(f)
Total Rights (Cost $19)		—	(f)
Warrants (0.0%) (b)
United States (0.0%):
Health Care (0.0%):
Athenex, Inc. (a)	5,153,482	—	(f)
Nuvation Bio, Inc. (a)	163,420	26
Regulus Therapeutics, Inc. (a) (g) (i)	470,257	—	(f)
		26
Total Warrants (Cost $640)		26
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.22% (h)	534,235	535
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.21% (h)	534,235	534
Invesco Government & Agency Portfolio, Institutional Shares, 4.31% (h)	534,235	534
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.14% (h)	534,235	534
Total Collateral for Securities Loaned (Cost $2,137)		2,137
Total Investments (Cost $754,914) — 98.8%		1,000,148
Other assets in excess of liabilities — 1.2%		12,301
NET ASSETS — 100.00%		$1,012,449

At January 31, 2023, the Fund's investments in foreign securities were 7.7% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Science & Technology Fund	Schedule of Portfolio Investments — continued January 31, 2023

  (Unaudited)

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2023, the fair value of these securities was $1,706 thousands and amounted to 0.2% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of January 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(f)  Rounds to less than $1 thousand.

(g)  Restricted security that is not registered under the Securities Act of 1933.

(h)  Rate disclosed is the daily yield on January 31, 2023.

(i)  The following table details the earliest acquisition date and cost of the Fund's restricted securities at January 31, 2023 (amount in thousand):

Security Name	Acquisition Date	Cost
Regulus Therapeutics, Inc.	12/03/2020	$588

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

10

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Science & Technology Fund
Assets:
Investments, at value (Cost $754,914)	$1,000,148	(a)
Foreign currency, at value (Cost $188)	196
Cash	11,466
Receivables:
Interest and dividends	120
Capital shares issued	98
Investments sold	4,165
Reclaims	8
From Adviser	17
Prepaid expenses	9
Total Assets	1,016,227
Liabilities:
Payables:
Collateral received on loaned securities	2,137
Investments purchased	525
Capital shares redeemed	250
Accrued expenses and other payables:
Investment advisory fees	536
Administration fees	123
Custodian fees	13
Transfer agent fees	100
Compliance fees	1
Trustees' fees	1
12b-1 fees	5
Other accrued expenses	87
Total Liabilities	3,778
Net Assets:
Capital	959,032
Total accumulated earnings/(loss)	53,417
Net Assets	$1,012,449
Net Assets
Fund Shares	$963,069
Class A	49,380
Total	$1,012,449
Shares (unlimited number of shares authorized with no par value):
Fund Shares	50,631
Class A	2,760
Total	53,391
Net asset value, offering and redemption price per share: (b)
Fund Shares	$19.02
Class A	17.89
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$18.98

(a)  Includes $1,507 thousand of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

11

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA Science & Technology Fund
Investment Income:
Dividends	$1,479
Interest	159
Securities lending (net of fees)	163
Foreign tax withholding	(8)
Total Income	1,793
Expenses:
Investment advisory fees	3,347
Administration fees — Fund Shares	726
Administration fees — Class A	38
Sub-Administration fees	20
12b-1 fees — Class A	63
Custodian fees	34
Transfer agent fees — Fund Shares	564
Transfer agent fees — Class A	25
Trustees' fees	23
Compliance fees	5
Legal and audit fees	51
State registration and filing fees	30
Interfund lending fees	3
Other expenses	93
Total Expenses	5,022
Expenses waived/reimbursed by Adviser	(26)
Net Expenses	4,996
Net Investment Income (Loss)	(3,203)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(73,205)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	25,153
Net realized/unrealized gains (losses) on investments	(48,052)
Change in net assets resulting from operations	$(51,255)

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Science & Technology Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$(3,203)	$(10,212)
Net realized gains (losses)	(73,205)	(89,350)
Net change in unrealized appreciation/depreciation	25,153	(608,567)
Change in net assets resulting from operations	(51,255)	(708,129)
Distributions to Shareholders:
Fund Shares	—	(232,742)
Class A	—	(13,315)
Change in net assets resulting from distributions to shareholders	—	(246,057)
Change in net assets resulting from capital transactions	(59,662)	44,830
Change in net assets	(110,917)	(909,356)
Net Assets:
Beginning of period	1,123,366	2,032,722
End of period	$1,012,449	$1,123,366
Capital Transactions:
Fund Shares
Proceeds from shares issued	$22,061	$82,344
Distributions reinvested	—	228,857
Cost of shares redeemed	(77,440)	(263,314)
Total Fund Shares	$(55,379)	$47,887
Class A
Proceeds from shares issued	$434	$2,968
Distributions reinvested	—	12,974
Cost of shares redeemed	(4,717)	(18,999)
Total Class A	$(4,283)	$(3,057)
Change in net assets resulting from capital transactions	$(59,662)	$44,830
Share Transactions:
Fund Shares
Issued	1,198	3,009
Reinvested	—	7,988
Redeemed	(4,255)	(9,756)
Total Fund Shares	(3,057)	1,241
Class A
Issued	25	113
Reinvested	—	480
Redeemed	(275)	(710)
Total Class A	(250)	(117)
Change in Shares	(3,307)	1,124

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Science & Technology Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)		Year Ended July 31, 2022		Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$19.87		$36.68		$28.93		$28.39		$29.19		$26.89
Investment Activities:
Net investment income (loss)	(0.06	)(a)	(0.17	)(a)	(0.26	)(a)	(0.17	)(a)	0.01		—	(b)
Net realized and unrealized gains (losses)	(0.79)		(12.03)		9.92		7.26		2.83		4.50
Total from Investment Activities	(0.85)		(12.20)		9.66		7.09		2.84		4.50
Distributions to Shareholders from:
Net realized gains	—		(4.61)		(1.91)		(6.55)		(3.64)		(2.20)
Total Distributions	—		(4.61)		(1.91)		(6.55)		(3.64)		(2.20)
Net Asset Value, End of Period	$19.02		$19.87		$36.68		$28.93		$28.39		$29.19
Total Return (c) (d)	(4.33)%		(37.07)%		33.71%		30.85%		12.79%		17.55%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.97%		0.95%		0.99%		1.04%		1.02	%(i)	1.04	%(i)
Net Investment Income (Loss) (e)	(0.62)%		(0.64)%		(0.76)%		(0.66)%		(0.39)%		(0.31)%
Gross Expenses (e) (f)	0.97%		0.95%		0.99%		1.04%		1.02	%(i)	1.04	%(i)
Supplemental Data:
Net Assets at end of period (000's)	$963,069		$1,067,016		$1,923,477		$1,559,222		$1,383,956		$1,328,080
Portfolio Turnover (c) (j)	34%		46%		43%		44%		109	%(k)	56%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Reflects total annual operating expenses before reduction of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(j)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(k)  Reflects increased trading activity due to transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Science & Technology Fund
	Class A
	Six Months Ended January 31, 2023 (Unaudited)		Year Ended July 31, 2022		Year Ended July 31, 2021		Year Ended July 31, 2020		Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$18.72		$34.93		$27.71		$27.53		$28.49		$26.36
Investment Activities:
Net investment income (loss)	(0.08	)(a)	(0.24	)(a)	(0.35	)(a)	(0.23	)(a)	(0.07)		(0.08)
Net realized and unrealized gains (losses)	(0.75)		(11.36)		9.48		6.96		2.75		4.41
Total from Investment Activities	(0.83)		(11.60)		9.13		6.73		2.68		4.33
Distributions to Shareholders from:
Net realized gains	—		(4.61)		(1.91)		(6.55)		(3.64)		(2.20)
Total Distributions	—		(4.61)		(1.91)		(6.55)		(3.64)		(2.20)
Net Asset Value, End of Period	$17.89		$18.72		$34.93		$27.71		$27.53		$28.49
Total Return (excludes sales charge) (b) (c)	(4.43)%		(37.26)%		33.27%		30.47%		12.52%		17.24%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	1.24%		1.24%		1.30%		1.33%		1.29	%(h)(i)	1.31	%(h)(j)
Net Investment Income (Loss) (e)	(0.89)%		(0.93)%		(1.07)%		(0.94)%		(0.65)%		(0.57)%
Gross Expenses (d) (e)	1.25%		1.24%		1.30%		1.33%		1.29	%(h)	1.31	%(h)
Supplemental Data:
Net Assets at end of period (000's)	$49,380		$56,350		$109,245		$93,813		$104,773		$115,229
Portfolio Turnover (c) (k)	34%		46%		43%		44%		109	%(l)	56%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Reflects total annual operating expenses before reductions of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(i)  Prior to December 1, 2018, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 1.35% of the Class A average daily net assets.

(j)  Prior to December 1, 2017, AMCO voluntarily agreed to limit the annual expenses of Class A to 1.35% of the Class A average daily net assets.

(k)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(l)  Reflects increased trading activity due to transition or asset allocation shift.

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Science & Technology Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts, and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$978,758	$19,227	$—		$997,985
Rights	—	—	—	(a)	—	(a)
Warrants	26	—	—		26
Collateral for Securities Loaned	2,137	—	—		2,137
Total	$980,921	$19,227	$—	(a)	$1,000,148

(a)  Zero market value securities.

As of January 31, 2023, there were no significant transfers into/out of Level 3.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2023, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2023.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$1,507	$—	$2,137

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$336,508	$402,564

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Science & Technology Funds Index. The Lipper Science & Technology Funds Index tracks the total return performance of the largest funds within the Lipper Science & Technology Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, performance adjustments were $(448) and $(26) for Fund Shares and Class A, in thousands, respectively. Performance adjustments were (0.09)% and (0.10)% for Fund Shares and Class A, respectively. The performance adjustment rate included in the

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Wellington Management Company LLP ("Wellington Management"), under which Wellington directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares and Class A, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended January 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended January 31, 2023, the Distributor did not receive any commissions from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 1.06%, and 1.34% for Fund Shares and Class A, respectively.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2026	Total
$26	$26

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Sector Risk — A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund's investments in companies whose values are highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period,

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2023, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at January 31, 2023	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,246	20	3.84%	$1,950

*  Based on the number of days borrowings were outstanding for the six months ended January 31, 2023.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

8. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Science & Technology Fund	Victory Science & Technology Fund

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

24

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22 - 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22 - 1/31/23*	Annualized Expense Ratio During Period 8/1/22 - 1/31/23
Fund Shares	$1,000.00	$956.70	$1,020.32	$4.78	$4.94	0.97%
Class A	1,000.00	955.70	1,018.95	6.11	6.31	1.24%

*   Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

25

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Science & Technology Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") and the Subadvisory Agreement between the Adviser and Wellington Management Company LLP (the "Subadviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement and Subadvisory Agreement were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's and the Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports

26

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser's process for monitoring the performance of the Subadviser and the Adviser's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment was above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expenses were above the medians of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary

27

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2022. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser also pays the Fund's subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Subadvisory Agreement

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

28

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Nature, Extent, and Quality of Services Provided; Investment Personnel — The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Adviser's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

Subadviser Compensation — The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement.

Subadvisory Fees and Fund Performance — The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, five-, and ten-year periods ended June 30, 2022, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Adviser's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Adviser's focus on the Subadviser's performance. The Board also noted the Subadviser's performance record for similar accounts, as applicable.

Conclusions — The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices and the Adviser is appropriately monitoring the Fund's performance; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

29

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

31704-0323

January 31, 2023

Semi Annual Report

USAA Small Cap Stock Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	21
Supplemental Information	30
Proxy Voting and Portfolio Holdings Information	30
Expense Examples	30
Advisory Contract Approval	31
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Small Cap Stock Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks long-term growth of capital.

Top 10 Equity Holdings*:

January 31, 2023

(% of Net Assets)

Halozyme Therapeutics, Inc.	0.8%
EMCOR Group, Inc.	0.8%
Topgolf Callaway Brands Corp.	0.7%
Perficient, Inc.	0.7%
Magnite, Inc.	0.7%
RBC Bearings, Inc.	0.7%
Stifel Financial Corp.	0.7%
Diodes, Inc.	0.7%
CorVel Corp.	0.6%
ExlService Holdings, Inc.	0.6%

Sector Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Communication Services (2.7%):
Bumble, Inc. Class A (a)	6,903	$178
Cargurus, Inc. (a)	63,262	1,117
Chicken Soup For The Soul Entertainment, Inc. (a) (b)	75,266	468
Cian PLC, ADR (a) (c)	914	—	(d)
Cinemark Holdings, Inc. (a)	140,555	1,678
Cogent Communications Holdings, Inc.	26,364	1,808
EverQuote, Inc. Class A (a)	12,600	196
Gray Television, Inc.	136,195	1,765
IDT Corp. Class B (a)	28,366	834
Iridium Communications, Inc. (a)	22,038	1,319
Lions Gate Entertainment Corp. Class B (a)	117,966	899
Madison Square Garden Sports Corp.	11,960	2,175
Magnite, Inc. (a)	597,836	7,222
Shutterstock, Inc.	25,562	1,924
TechTarget, Inc. (a)	34,123	1,690
The Marcus Corp.	7,348	111
Thryv Holdings, Inc. (a)	61,704	1,380
World Wrestling Entertainment, Inc. Class A	10,400	880
ZipRecruiter, Inc. (a)	50,104	984
		26,628
Consumer Discretionary (10.8%):
Acushnet Holdings Corp.	55,675	2,614
Adient PLC (a)	14,800	666
Asbury Automotive Group, Inc. (a)	13,706	3,015
Big 5 Sporting Goods Corp. (b)	68,005	679
BJ's Restaurants, Inc. (a)	141,779	4,476
Bloomin' Brands, Inc.	135,298	3,281
Brinker International, Inc. (a)	36,500	1,440
Brunswick Corp.	54,925	4,632
Carter's, Inc.	15,900	1,326
Century Communities, Inc.	27,186	1,664
Chegg, Inc. (a)	15,650	325
Columbia Sportswear Co.	13,800	1,323
Dave & Buster's Entertainment, Inc. (a)	25,958	1,125
Dillard's, Inc. Class A	2,348	923
Etsy, Inc. (a)	6,518	897
First Watch Restaurant Group, Inc. (a)	9,772	158
Foot Locker, Inc.	79,966	3,479
Fox Factory Holding Corp. (a)	24,948	2,946
Frontdoor, Inc. (a)	42,095	1,144
Genius Sports Ltd. (a)	79,986	439
Gentherm, Inc. (a)	50,302	3,744
G-III Apparel Group Ltd. (a)	64,461	1,091
Group 1 Automotive, Inc.	7,895	1,688
Hibbett, Inc.	15,259	1,013
Installed Building Products, Inc.	15,590	1,716
Kontoor Brands, Inc.	28,561	1,364

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Life Time Group Holdings, Inc. (a)	4,364	$82
Light & Wonder, Inc. (a)	45,080	2,941
Lithia Motors, Inc.	3,859	1,016
Macy's, Inc.	69,277	1,637
MarineMax, Inc. (a)	40,272	1,259
Marriott Vacations Worldwide Corp.	10,800	1,728
Meritage Homes Corp. (a)	25,500	2,746
Movado Group, Inc.	58,874	2,082
Perdoceo Education Corp. (a)	88,648	1,327
Porch Group, Inc. (a) (b)	417,245	1,231
Portillo's, Inc. Class A (a)	68,160	1,538
PVH Corp.	23,549	2,117
Rent-A-Center, Inc.	53,955	1,451
Signet Jewelers Ltd.	39,700	3,049
Skyline Champion Corp. (a)	22,361	1,318
Smith & Wesson Brands, Inc.	130,013	1,441
Sonic Automotive, Inc. Class A	28,836	1,549
Sonos, Inc. (a)	215,066	3,966
Steven Madden Ltd.	49,041	1,758
Stoneridge, Inc. (a)	28,448	702
Taylor Morrison Home Corp. (a)	83,854	3,002
The Lovesac Co. (a)	10,410	268
The Wendy's Co.	65,930	1,470
Thor Industries, Inc.	36,858	3,514
ThredUp, Inc. Class A (a) (b)	510,715	884
Topgolf Callaway Brands Corp. (a)	297,342	7,282
Tri Pointe Homes, Inc. (a)	118,233	2,612
Under Armour, Inc. Class C (a)	151,270	1,649
Visteon Corp. (a)	15,139	2,367
Winnebago Industries, Inc.	20,602	1,312
YETI Holdings, Inc. (a)	22,661	1,014
		107,480
Consumer Staples (2.2%):
Central Garden & Pet Co. Class A (a)	36,784	1,458
Coty, Inc. Class A (a)	208,320	2,075
Grocery Outlet Holding Corp. (a)	35,950	1,092
Herbalife Nutrition Ltd. (a)	48,392	850
Ingles Markets, Inc. Class A	15,478	1,470
MGP Ingredients, Inc.	9,188	896
Sprouts Farmers Market, Inc. (a)	32,790	1,048
The Andersons, Inc.	35,282	1,298
The Beauty Health Co. (a) (b)	107,300	1,223
The Simply Good Foods Co. (a)	37,400	1,358
The Vita Coco Co., Inc. (a)	128,944	1,750
U.S. Foods Holding Corp. (a)	68,030	2,594
United Natural Foods, Inc. (a)	30,006	1,249
USANA Health Sciences, Inc. (a)	23,238	1,358
Vector Group Ltd.	147,731	1,913
		21,632

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (5.4%):
Arch Resources, Inc. (b)	7,599	$1,125
Cactus, Inc. Class A	103,757	5,614
California Resources Corp.	26,610	1,137
Chord Energy Corp.	9,858	1,413
Civitas Resources, Inc.	55,353	3,684
Clean Energy Fuels Corp. (a)	113,659	643
CONSOL Energy, Inc.	30,768	1,779
Crescent Energy Co. Class A (b)	100,048	1,207
CVR Energy, Inc.	27,597	916
DHT Holdings, Inc.	103,220	885
Diamond Offshore Drilling, Inc. (a)	121,424	1,392
Dorian LPG Ltd.	57,151	1,134
Earthstone Energy, Inc. Class A (a) (b)	55,554	772
Expro Group Holdings NV (a)	247,398	4,673
Green Plains, Inc. (a)	111,425	3,874
International Seaways, Inc.	50,696	1,969
Magnolia Oil & Gas Corp. Class A	59,498	1,405
Matador Resources Co.	28,568	1,890
Northern Oil and Gas, Inc.	71,100	2,383
Patterson-UTI Energy, Inc.	41,456	697
PBF Energy, Inc. Class A	34,157	1,434
PDC Energy, Inc.	15,910	1,078
Permian Resources Corp.	118,854	1,292
Plains GP Holdings LP Class A (b)	129,900	1,700
RPC, Inc.	540,286	5,360
SM Energy Co.	46,985	1,544
Solaris Oilfield Infrastructure, Inc. Class A	197,990	2,097
Teekay Corp. (a)	239,216	1,163
		54,260
Financials (16.3%):
Ameris Bancorp	50,420	2,378
Arbor Realty Trust, Inc.	56,514	844
Ares Commercial Real Estate Corp.	53,210	653
Artisan Partners Asset Management, Inc. Class A	92,816	3,418
Assured Guaranty Ltd.	23,950	1,499
Atlantic Union Bankshares Corp.	54,722	2,117
Banc of California, Inc.	91,300	1,590
Bank of Hawaii Corp.	24,320	1,860
BankUnited, Inc.	54,243	2,042
Banner Corp.	11,300	733
Blackstone Mortgage Trust, Inc. Class A	78,100	1,862
Bread Financial Holdings, Inc.	30,222	1,240
Cathay General Bancorp	44,467	1,955
Chimera Investment Corp.	112,309	819
Claros Mortgage Trust, Inc. (b)	33,102	554
Customers Bancorp, Inc. (a)	43,644	1,325
Donnelley Financial Solutions, Inc. (a)	26,998	1,231
Eastern Bankshares, Inc.	77,800	1,258
Employers Holdings, Inc.	59,892	2,627

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Enova International, Inc. (a)	35,904	$1,639
Essent Group Ltd.	54,607	2,404
FB Financial Corp.	43,170	1,621
Federated Hermes, Inc.	121,810	4,787
First Bancorp	201,980	2,717
First Bancorp/Southern Pines NC	31,970	1,274
First Busey Corp.	164,175	3,919
First Merchants Corp.	51,750	2,207
Genworth Financial, Inc. (a)	283,876	1,567
Globe Life, Inc.	29,910	3,615
Hagerty, Inc. Class A (a) (b)	85,890	825
Heartland Financial USA, Inc.	27,882	1,379
Heritage Financial Corp.	20,473	584
Home BancShares, Inc.	154,494	3,688
Houlihan Lokey, Inc.	25,920	2,568
International Bancshares Corp.	40,659	1,906
James River Group Holdings Ltd.	128,543	2,913
Kemper Corp.	87,332	5,129
Kinsale Capital Group, Inc.	11,004	3,064
Ladder Capital Corp.	116,880	1,309
LendingTree, Inc. (a)	24,488	971
MGIC Investment Corp.	114,238	1,613
Moelis & Co. Class A	28,763	1,345
Mr. Cooper Group, Inc. (a)	37,212	1,711
New York Community Bancorp, Inc.	117,045	1,169
New York Mortgage Trust, Inc.	229,486	716
NMI Holdings, Inc. Class A (a)	61,581	1,431
Northwest Bancshares, Inc. (b)	109,000	1,541
OFG Bancorp	113,171	3,204
Pacific Premier Bancorp, Inc.	67,050	2,168
PennyMac Financial Services, Inc.	27,610	1,861
PJT Partners, Inc. Class A	24,790	1,984
Primerica, Inc.	32,280	5,221
Prosperity Bancshares, Inc.	28,248	2,143
RLI Corp.	24,637	3,263
Safety Insurance Group, Inc.	7,060	596
Sandy Spring Bancorp, Inc.	42,200	1,426
Selective Insurance Group, Inc.	28,700	2,727
ServisFirst Bancshares, Inc.	24,721	1,686
Silvergate Capital Corp. Class A (a) (b)	30,300	431
SouthState Corp.	63,107	5,023
StepStone Group, Inc. Class A	70,865	2,069
Stewart Information Services Corp.	49,917	2,385
Stifel Financial Corp.	102,955	6,940
SVB Financial Group (a)	6,850	2,072
Synovus Financial Corp.	69,472	2,914
Texas Capital Bancshares, Inc. (a)	84,407	5,577
The Bancorp, Inc. (a)	49,162	1,668
The Bank of NT Butterfield & Son Ltd.	74,000	2,365
The Hanover Insurance Group, Inc.	7,928	1,067

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
UMB Financial Corp.	38,865	$3,505
United Community Banks, Inc.	78,100	2,541
Valley National Bancorp	248,120	2,948
Virtus Investment Partners, Inc.	6,620	1,423
White Mountains Insurance Group Ltd.	1,990	3,041
Wintrust Financial Corp.	17,230	1,576
		163,441
Health Care (16.8%):
ACADIA Pharmaceuticals, Inc. (a)	55,547	1,057
Affimed NV (a)	48,483	63
Akoya Biosciences, Inc. (a)	86,219	970
Alector, Inc. (a)	133,480	1,177
Alkermes PLC (a)	53,036	1,519
American Well Corp. Class A (a)	184,972	734
AMN Healthcare Services, Inc. (a)	14,968	1,435
Amneal Pharmaceuticals, Inc. (a)	324,238	713
Apellis Pharmaceuticals, Inc. (a)	28,109	1,482
Arcus Biosciences, Inc. (a)	106,935	2,313
Arrowhead Pharmaceuticals, Inc. (a)	29,171	1,021
Avanos Medical, Inc. (a)	51,821	1,588
Azenta, Inc. (a)	88,929	4,971
Beam Therapeutics, Inc. (a)	37,236	1,618
BioLife Solutions, Inc. (a)	73,382	1,720
Biomerica, Inc. (a) (b)	102,984	309
bluebird bio, Inc. (a)	123,150	782
Blueprint Medicines Corp. (a)	33,380	1,560
Brookdale Senior Living, Inc. (a)	221,286	637
CareDx, Inc. (a)	57,509	859
Castle Biosciences, Inc. (a)	86,425	2,340
Catalyst Pharmaceuticals, Inc. (a)	62,425	967
Codiak Biosciences, Inc. (a)	66,385	47
Collegium Pharmaceutical, Inc. (a)	44,980	1,263
Computer Programs and Systems, Inc. (a)	14,437	424
Corcept Therapeutics, Inc. (a)	92,957	2,125
CorVel Corp. (a)	36,000	6,414
CryoPort, Inc. (a)	18,764	428
CytoSorbents Corp. (a) (b)	201,182	575
Definitive Healthcare Corp. (a) (b)	95,053	1,177
Dynavax Technologies Corp. (a)	76,719	873
Eagle Pharmaceuticals, Inc. (a)	26,354	895
Edgewise Therapeutics, Inc. (a)	59,000	604
Emergent BioSolutions, Inc. (a)	74,216	979
Encompass Health Corp.	61,170	3,820
Evolent Health, Inc. Class A (a)	87,397	2,816
Figs, Inc. Class A (a)	120,700	1,080
Fulgent Genetics, Inc. (a)	36,489	1,233
Gamida Cell Ltd. (a) (b)	105,374	169
Globus Medical, Inc. (a)	20,162	1,522
Haemonetics Corp. (a)	34,057	2,881

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Halozyme Therapeutics, Inc. (a)	153,348	$7,939
Harmony Biosciences Holdings, Inc. (a)	15,538	749
Health Catalyst, Inc. (a)	79,788	1,109
HealthEquity, Inc. (a)	6,587	401
Heska Corp. (a)	10,500	939
iCAD, Inc. (a)	166,911	382
ICU Medical, Inc. (a)	5,814	1,123
ImmunoGen, Inc. (a)	190,444	876
Inmode Ltd. (a)	3,318	116
Innoviva, Inc. (a)	76,455	967
Insmed, Inc. (a)	49,000	1,055
Integer Holdings Corp. (a)	52,827	3,477
Intellia Therapeutics, Inc. (a)	52,766	2,239
Iovance Biotherapeutics, Inc. (a)	26,568	212
Ironwood Pharmaceuticals, Inc. (a)	129,700	1,494
iTeos Therapeutics, Inc. (a)	38,423	803
Kezar Life Sciences, Inc. (a)	122,900	881
Kiniksa Pharmaceuticals Ltd. Class A (a)	75,254	1,088
LivaNova PLC (a)	30,860	1,734
Maxcyte, Inc. (a)	103,794	606
Medpace Holdings, Inc. (a)	24,703	5,461
Merit Medical Systems, Inc. (a)	22,919	1,635
Mesa Laboratories, Inc.	5,734	1,116
Mirati Therapeutics, Inc. (a)	19,850	1,060
ModivCare, Inc. (a)	9,949	1,067
Multiplan Corp. (a)	363,298	480
Myriad Genetics, Inc. (a)	41,637	821
Natera, Inc. (a)	38,928	1,671
Neogen Corp. (a)	170,680	3,654
Nupathe, Inc. (a) (c)	133,709	—	(d)
NuVasive, Inc. (a)	34,990	1,596
Olink Holding AB, ADR (a) (b)	66,466	1,301
Omniab, Inc. (a) (c)	14,208	—
Omnicell, Inc. (a)	23,308	1,293
OrthoPediatrics Corp. (a)	45,231	2,132
Owens & Minor, Inc. (a)	63,036	1,244
Pacific Biosciences of California, Inc. (a)	118,174	1,311
Pacira BioSciences, Inc. (a)	29,387	1,154
Patterson Cos., Inc.	49,100	1,482
Perrigo Co. PLC	35,361	1,323
Phreesia, Inc. (a)	8,082	303
Pliant Therapeutics, Inc. (a)	58,998	2,067
Prestige Consumer Healthcare, Inc. (a)	44,681	2,938
Prothena Corp. PLC (a)	25,711	1,454
Quanterix Corp. (a)	124,860	1,764
Repligen Corp. (a)	9,800	1,816
Revance Therapeutics, Inc. (a)	46,936	1,628
Select Medical Holdings Corp.	99,422	2,890
Shockwave Medical, Inc. (a)	4,900	921
SI-BONE, Inc. (a)	118,244	2,014

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
SIGA Technologies, Inc.	118,935	$872
STAAR Surgical Co. (a)	64,872	4,577
Stoke Therapeutics, Inc. (a)	98,475	981
Supernus Pharmaceuticals, Inc. (a)	49,110	2,014
Tandem Diabetes Care, Inc. (a)	38,608	1,573
TCR2 Therapeutics, Inc. (a)	70,792	103
Tenet Healthcare Corp. (a)	37,674	2,066
The Ensign Group, Inc.	54,068	5,042
TransMedics Group, Inc. (a)	12,350	778
U.S. Physical Therapy, Inc.	12,466	1,236
UFP Technologies, Inc. (a)	21,854	2,486
Vanda Pharmaceuticals, Inc. (a)	127,610	980
Veracyte, Inc. (a)	96,476	2,425
Vericel Corp. (a)	128,443	3,528
Vir Biotechnology, Inc. (a)	36,436	1,077
Xencor, Inc. (a)	17,123	564
Xenon Pharmaceuticals, Inc. (a)	36,583	1,430
Zimvie, Inc. (a)	81,360	798
Zymeworks, Inc. (a) (b)	83,369	788
		168,264
Industrials (16.4%):
AAON, Inc.	47,437	3,620
AAR Corp. (a)	35,850	1,844
ACCO Brands Corp.	171,888	1,092
Alta Equipment Group, Inc.	58,969	1,000
Ameresco, Inc. Class A (a)	14,218	917
Applied Industrial Technologies, Inc.	12,470	1,786
ArcBest Corp.	28,641	2,390
Array Technologies, Inc. (a)	193,402	4,299
Atkore, Inc. (a)	29,694	3,868
Axon Enterprise, Inc. (a)	13,047	2,550
Boise Cascade Co.	21,839	1,637
BWX Technologies, Inc.	21,246	1,293
CACI International, Inc. Class A (a)	6,282	1,935
Cadre Holdings, Inc.	41,409	948
Casella Waste Systems, Inc. (a)	35,020	2,806
Chart Industries, Inc. (a)	12,672	1,698
Clean Harbors, Inc. (a)	13,747	1,791
Columbus McKinnon Corp.	44,829	1,612
CoreCivic, Inc. (a)	67,112	714
CRA International, Inc.	12,148	1,444
Crane Holdings Co.	18,600	2,156
Curtiss-Wright Corp.	9,895	1,641
Daseke, Inc. (a)	82,159	573
Deluxe Corp.	52,084	1,041
EMCOR Group, Inc.	51,979	7,706
Encore Wire Corp.	18,388	2,968
Enovix Corp. (a) (b)	123,685	982
EnPro Industries, Inc.	13,873	1,680

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Esab Corp.	28,065	$1,622
ESCO Technologies, Inc.	15,900	1,565
Exponent, Inc.	57,558	5,902
Federal Signal Corp.	34,340	1,829
Finning International, Inc.	50,360	1,421
Fiverr International Ltd. (a)	146	5
Fluor Corp. (a)	44,200	1,624
Forward Air Corp.	30,279	3,266
FTI Consulting, Inc. (a)	9,751	1,555
Gibraltar Industries, Inc. (a)	57,996	3,107
Golden Ocean Group Ltd. (b)	117,286	1,124
Granite Construction, Inc.	36,210	1,542
H&E Equipment Services, Inc.	32,740	1,666
Hawaiian Holdings, Inc. (a)	87,300	1,076
Hexcel Corp.	63,240	4,463
Hub Group, Inc. Class A (a)	21,450	1,829
Hudson Technologies, Inc. (a)	86,561	884
ICF International, Inc.	11,280	1,153
JELD-WEN Holding, Inc. (a)	104,701	1,324
Kirby Corp. (a)	20,542	1,454
Korn Ferry	27,810	1,501
Kornit Digital Ltd. (a)	164,297	4,142
Landstar System, Inc.	24,430	4,222
Matson, Inc.	21,519	1,423
Maxar Technologies, Inc.	21,694	1,121
McGrath RentCorp	6,310	628
Mueller Industries, Inc.	21,515	1,410
Mueller Water Products, Inc. Class A	103,070	1,304
MYR Group, Inc. (a)	17,119	1,696
NOW, Inc. (a)	435,867	6,120
RBC Bearings, Inc. (a)	29,594	7,220
Ritchie Bros Auctioneers, Inc.	9,200	556
Rush Enterprises, Inc. Class A	29,151	1,569
Ryder System, Inc.	9,931	938
Saia, Inc. (a)	13,252	3,615
The Timken Co.	39,813	3,279
Triton International Ltd.	35,605	2,515
UFP Industries, Inc.	57,653	5,393
UniFirst Corp.	10,892	2,161
Univar Solutions, Inc. (a)	41,858	1,443
Vicor Corp. (a)	20,234	1,405
Wabash National Corp.	65,390	1,684
Watts Water Technologies, Inc. Class A	12,342	2,018
Werner Enterprises, Inc.	39,745	1,867
WESCO International, Inc. (a)	11,150	1,661
WillScot Mobile Mini Holdings Corp. (a)	119,239	5,778
Zurn Elkay Water Solutions Corp.	53,644	1,173
		164,244

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (17.6%):
908 Devices, Inc. (a) (b)	135,340	$1,261
A10 Networks, Inc.	60,235	932
ACI Worldwide, Inc. (a)	56,659	1,582
Adeia, Inc.	103,750	1,136
Advanced Energy Industries, Inc.	55,669	5,163
Airgain, Inc. (a)	146,399	1,171
Akoustis Technologies, Inc. (a) (b)	207,138	764
Allegro MicroSystems, Inc. (a)	124,794	4,763
Ambarella, Inc. (a)	40,361	3,626
Appian Corp. (a)	692	29
Arteris, Inc. (a)	113,368	712
Avid Technology, Inc. (a)	28,998	879
Axcelis Technologies, Inc. (a)	11,500	1,264
AXT, Inc. (a)	238,217	1,403
Badger Meter, Inc.	14,191	1,645
Belden, Inc.	37,510	3,042
Canadian Solar, Inc. (a)	7,450	313
CEVA, Inc. (a)	77,961	2,582
Ciena Corp. (a)	42,567	2,214
Conduent, Inc. (a)	200,155	955
Confluent, Inc. Class A (a)	25,650	593
Consensus Cloud Solutions, Inc. (a)	14,240	837
CyberArk Software Ltd. (a)	7,295	1,028
Digital Turbine, Inc. (a)	209,978	3,645
Diodes, Inc. (a)	77,183	6,884
Domo, Inc. Class B (a)	9,859	153
Ebix, Inc.	32,358	617
ePlus, Inc. (a)	83,866	4,175
Euronet Worldwide, Inc. (a)	40,928	4,612
EVERTEC, Inc.	161,839	5,978
ExlService Holdings, Inc. (a)	36,830	6,283
First Solar, Inc. (a)	7,951	1,412
FormFactor, Inc. (a)	172,441	4,852
Globant SA (a)	1,561	253
Grid Dynamics Holdings, Inc. (a)	107,965	1,352
Guidewire Software, Inc. (a)	27,260	1,997
Harmonic, Inc. (a)	211,062	2,780
HubSpot, Inc. (a)	2,200	763
indie Semiconductor, Inc. Class A (a) (b)	411,736	3,282
Infinera Corp. (a)	246,582	1,805
Insight Enterprises, Inc. (a)	41,935	4,727
Knowles Corp. (a)	94,840	1,824
Limelight Networks, Inc. (a)	1,244,858	1,954
LivePerson, Inc. (a)	12,217	157
Methode Electronics, Inc.	30,257	1,444
Monolithic Power Systems, Inc.	2,485	1,060
NetScout Systems, Inc. (a)	39,544	1,269
Nutanix, Inc. Class A (a)	72,484	2,020
Okta, Inc. (a)	2,750	202

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Onto Innovation, Inc. (a)	24,168	$1,901
OSI Systems, Inc. (a)	19,982	1,892
PAR Technology Corp. (a) (b)	19,028	647
Paycom Software, Inc. (a)	1,650	534
Paylocity Holding Corp. (a)	3,634	757
Perficient, Inc. (a)	97,920	7,260
Photronics, Inc. (a)	63,721	1,155
Plexus Corp. (a)	18,812	1,806
Power Integrations, Inc.	56,704	4,882
Progress Software Corp.	27,713	1,470
PROS Holdings, Inc. (a)	90,360	2,277
PTC, Inc. (a)	16,749	2,259
Pure Storage, Inc. Class A (a)	101,683	2,943
Qualys, Inc. (a)	24,810	2,862
Radware Ltd. (a)	85,814	1,828
Rapid7, Inc. (a)	59,615	2,377
Riskified Ltd. Class A (a)	36,916	224
Sanmina Corp. (a)	51,117	3,115
ShotSpotter, Inc. (a)	12,501	482
Silicon Laboratories, Inc. (a)	9,071	1,423
SiTime Corp. (a)	6,230	718
SolarWinds Corp. (a)	66,345	674
Sprout Social, Inc. Class A (a)	23,602	1,510
SPS Commerce, Inc. (a)	23,045	3,136
Squarespace, Inc. Class A (a)	37,326	885
Stratasys Ltd. (a)	10,311	148
Synaptics, Inc. (a)	20,246	2,531
Toast, Inc. Class A (a)	52,311	1,167
TTEC Holdings, Inc.	25,565	1,300
Varonis Systems, Inc. (a)	53,996	1,395
Veeco Instruments, Inc. (a)	205,900	4,089
Verint Systems, Inc. (a)	112,320	4,265
Veritone, Inc. (a) (b)	68,249	577
Verra Mobility Corp. (a)	81,240	1,254
Vishay Intertechnology, Inc.	77,534	1,775
WNS Holdings Ltd., ADR (a)	30,732	2,604
Workiva, Inc. (a)	7,340	635
Xerox Holdings Corp.	87,233	1,429
Zeta Global Holdings Corp. Class A (a)	76,068	691
		176,271
Materials (3.1%):
AdvanSix, Inc.	36,980	1,599
Alpha Metallurgical Resources, Inc.	7,700	1,239
ATI, Inc. (a)	44,000	1,601
Avient Corp.	37,995	1,540
Axalta Coating Systems Ltd. (a)	47,880	1,441
Balchem Corp.	15,160	1,980
Commercial Metals Co.	40,019	2,172
Constellium SE (a)	108,310	1,574
Ecovyst, Inc. (a)	128,527	1,348

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Graphic Packaging Holding Co.	91,510	$2,204
Greif, Inc. Class A	25,020	1,787
Intrepid Potash, Inc. (a)	18,450	604
Materion Corp.	26,655	2,406
O-I Glass, Inc. (a)	98,240	1,891
Olin Corp.	32,460	2,097
Summit Materials, Inc. Class A (a)	43,175	1,419
Sylvamo Corp.	16,493	784
TimkenSteel Corp. (a)	57,489	1,131
Tronox Holdings PLC	74,755	1,282
Warrior Met Coal, Inc.	34,453	1,305
		31,404
Real Estate (5.1%):
Alexander & Baldwin, Inc.	92,012	1,842
Anywhere Real Estate, Inc. (a)	44,273	375
Apartment Investment and Management Co.	80,372	604
Armada Hoffler Properties, Inc.	50,611	642
Brandywine Realty Trust	104,813	688
CareTrust REIT, Inc.	73,000	1,513
Corporate Office Properties Trust	72,090	2,024
CTO Realty Growth, Inc.	31,845	625
DiamondRock Hospitality Co.	157,000	1,512
DigitalBridge Group, Inc.	58,634	868
Douglas Elliman, Inc.	62,267	290
Easterly Government Properties, Inc.	84,813	1,377
Equity Commonwealth	95,780	2,444
Essential Properties Realty Trust, Inc.	74,000	1,886
Four Corners Property Trust, Inc.	91,550	2,633
Gladstone Commercial Corp.	32,630	554
Gladstone Land Corp.	31,338	612
Hudson Pacific Properties, Inc.	82,300	937
Independence Realty Trust, Inc.	53,343	1,004
Innovative Industrial Properties, Inc.	6,880	618
Kennedy-Wilson Holdings, Inc.	71,610	1,280
Kite Realty Group Trust	46,758	1,015
LXP Industrial Trust	189,700	2,191
National Health Investors, Inc.	14,337	843
Office Properties Income Trust	43,583	748
Outfront Media, Inc.	45,654	909
Pebblebrook Hotel Trust	48,920	802
Physicians Realty Trust	112,100	1,778
PotlatchDeltic Corp.	61,813	3,026
Redfin Corp. (a) (b)	115,963	867
Ryman Hospitality Properties, Inc.	11,618	1,079
Sabra Health Care REIT, Inc.	132,000	1,782
Service Properties Trust	88,545	789
SITE Centers Corp.	150,165	2,050
STAG Industrial, Inc.	103,201	3,674
Summit Hotel Properties, Inc.	161,400	1,375
Sunstone Hotel Investors, Inc.	43,000	473

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Howard Hughes Corp. (a)	17,840	$1,525
The Macerich Co.	66,909	919
Veris Residential, Inc. (a)	67,855	1,174
		51,347
Utilities (1.9%):
ALLETE, Inc.	43,830	2,710
Black Hills Corp.	52,260	3,783
Brookfield Infrastructure Corp. Class A	32,705	1,446
Clearway Energy, Inc. Class C	44,136	1,492
Montauk Renewables, Inc. (a)	65,798	731
NorthWestern Corp.	26,570	1,509
ONE Gas, Inc.	37,303	3,072
Otter Tail Corp.	29,602	1,899
Portland General Electric Co.	36,800	1,751
		18,393
Total Common Stocks (Cost $972,134)		983,364
Rights (0.0%) (e)
Health Care (0.0%):
Flexion Therapeutics, Inc. (a) (c)	58,207	1	(d)
Total Rights (Cost $36)		1	(d)
Exchange-Traded Funds (0.2%)
iShares Russell 2000 ETF	10,705	2,050
Total Exchange-Traded Funds (Cost $1,977)		2,050
Collateral for Securities Loaned (1.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.22% (f)	4,535,888	4,536
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.21% (f)	4,535,888	4,536
Invesco Government & Agency Portfolio, Institutional Shares, 4.31% (f)	4,535,888	4,536
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.14% (f)	4,535,888	4,536
Total Collateral for Securities Loaned (Cost $18,144)		18,144
Total Investments (Cost $992,291) — 100.3%		1,003,559
Liabilities in excess of other assets — (0.3)%		(2,612)
NET ASSETS — 100.00%		$1,000,947

At January 31, 2023, the Fund's investments in foreign securities were 5.4% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Small Cap Stock Fund	Schedule of Portfolio Investments — continued January 31, 2023

  (Unaudited)

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of January 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d)  Rounds to less than $1 thousand.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate disclosed is the daily yield on January 31, 2023.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

15

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Small Cap Stock Fund
Assets:
Investments, at value (Cost $992,291)	$1,003,559	(a)
Cash	14,400
Receivables:
Interest and dividends	166
Capital shares issued	131
Investments sold	4,051
From Adviser	20
Prepaid expenses	11
Total Assets	1,022,338
Liabilities:
Payables:
Collateral received on loaned securities	18,144
Investments purchased	2,060
Capital shares redeemed	286
Accrued expenses and other payables:
Investment advisory fees	607
Administration fees	106
Custodian fees	10
Transfer agent fees	96
Compliance fees	1
Trustees' fees	1
Other accrued expenses	80
Total Liabilities	21,391
Net Assets:
Capital	926,658
Total accumulated earnings/(loss)	74,289
Net Assets	$1,000,947
Net Assets
Fund Shares	$619,436
Institutional Shares	381,511
Total	$1,000,947
Shares (unlimited number of shares authorized with no par value):
Fund Shares	49,599
Institutional Shares	29,898
Total	79,497
Net asset value, offering and redemption price per share: (b)
Fund Shares	$12.49
Institutional Shares	12.76

(a)  Includes $17,895 thousand of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA Small Cap Stock Fund
Investment Income:
Dividends	$6,110
Interest	78
Securities lending (net of fees)	155
Foreign tax withholding	(13)
Total Income	6,330
Expenses:
Investment advisory fees	3,580
Administration fees — Fund Shares	446
Administration fees — Institutional Shares	180
Sub-Administration fees	55
Custodian fees	28
Transfer agent fees — Fund Shares	377
Transfer agent fees — Institutional Shares	180
Trustees' fees	23
Compliance fees	5
Legal and audit fees	44
State registration and filing fees	31
Other expenses	91
Total Expenses	5,040
Expenses waived/reimbursed by Adviser	(60)
Net Expenses	4,980
Net Investment Income (Loss)	1,350
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	88,988
Net change in unrealized appreciation/depreciation on investment securities	(46,791)
Net realized/unrealized gains (losses) on investments	42,197
Change in net assets resulting from operations	$43,547

See notes to financial statements.

17

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Small Cap Stock Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$1,350	$(900)
Net realized gains (losses)	88,988	141,932
Net change in unrealized appreciation/depreciation	(46,791)	(279,245)
Change in net assets resulting from operations	43,547	(138,213)
Distributions to Shareholders:
Fund Shares	(33,366)	(241,242)
Institutional Shares	(19,905)	(116,892)
Change in net assets resulting from distributions to shareholders	(53,271)	(358,134)
Change in net assets resulting from capital transactions	35,111	8,529
Change in net assets	25,387	(487,818)
Net Assets:
Beginning of period	975,560	1,463,378
End of period	$1,000,947	$975,560
Capital Transactions:
Fund Shares
Proceeds from shares issued	$13,282	$43,857
Distributions reinvested	33,025	238,354
Cost of shares redeemed	(44,497)	(131,418)
Total Fund Shares	$1,810	$150,793
Institutional Shares
Proceeds from shares issued	$42,781	$102,131
Distributions reinvested	19,887	116,737
Cost of shares redeemed	(29,367)	(361,132)
Total Institutional Shares	$33,301	$(142,264)
Change in net assets resulting from capital transactions	$35,111	$8,529
Share Transactions:
Fund Shares
Issued	1,094	2,739
Reinvested	2,818	16,656
Redeemed	(3,690)	(8,545)
Total Fund Shares	222	10,850
Institutional Shares
Issued	3,324	6,818
Reinvested	1,661	8,001
Redeemed	(2,394)	(17,462)
Total Institutional Shares	2,591	(2,643)
Change in Shares	2,813	8,207

See notes to financial statements.

18

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Small Cap Stock Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022		Year Ended July 31, 2021		Year Ended July 31, 2020	Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$12.63	$21.25		$14.88		$16.74	$19.33		$18.02
Investment Activities:
Net investment income (loss)	0.02 (a)	(0.01	)(a)	(0.01	)(a)	0.05 (a)	0.07		0.05
Net realized and unrealized gains (losses)	0.54	(2.14)		7.95		(0.28)	(0.71)		3.19
Total from Investment Activities	0.56	(2.15)		7.94		(0.23)	(0.64)		3.24
Distributions to Shareholders from:
Net investment income	—	—		(0.14)		(0.03)	(0.04)		(0.07)
Net realized gains	(0.70)	(6.47)		(1.43)		(1.60)	(1.91)		(1.86)
Total Distributions	(0.70)	(6.47)		(1.57)		(1.63)	(1.95)		(1.93)
Net Asset Value, End of Period	$12.49	$12.63		$21.25		$14.88	$16.74		$19.33
Total Return (b) (c)	4.80%	(13.71)%		55.25%		(2.21)%	(2.07)%		19.21%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	1.08%	1.08%		1.10%		1.10%	1.06	%(h)	1.06	%(h)
Net Investment Income (Loss) (d)	0.25%	(0.09)%		(0.04)%		0.33%	0.58%		0.31%
Gross Expenses (d) (e)	1.08%	1.08%		1.10%		1.10%	1.06	%(h)	1.06	%(h)
Supplemental Data:
Net Assets at end of period (000's)	$619,436	$623,725		$818,576		$595,019	$694,015		$758,065
Portfolio Turnover (b) (i)	41%	77%		85%		71%	84%		68%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Reflects total annual operating expenses before reduction of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(continues on next page)

See notes to financial statements.

19

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Small Cap Stock Fund
	Institutional Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022		Year Ended July 31, 2021		Year Ended July 31, 2020	Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$12.88	$21.53		$15.06		$16.91	$19.50		$18.16
Investment Activities:
Net investment income (loss)	0.02 (a)	(0.01	)(a)	—	(a)(b)	0.07 (a)	0.08		0.07
Net realized and unrealized gains (losses)	0.56	(2.17)		8.04		(0.28)	(0.71)		3.22
Total from Investment Activities	0.58	(2.18)		8.04		(0.21)	(0.63)		3.29
Distributions to Shareholders from:
Net investment income	—	—		(0.14)		(0.04)	(0.05)		(0.09)
Net realized gains	(0.70)	(6.47)		(1.43)		(1.60)	(1.91)		(1.86)
Total Distributions	(0.70)	(6.47)		(1.57)		(1.64)	(1.96)		(1.95)
Net Asset Value, End of Period	$12.76	$12.88		$21.53		$15.06	$16.91		$19.50
Total Return (c) (d)	4.79%	(13.60)%		55.30%		(2.08)%	(1.98)%		19.36%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.98%	1.03%		1.04%		0.98%	0.96	%(i)	0.95	%(i)
Net Investment Income (Loss) (e)	0.34%	(0.06)%		0.02%		0.45%	0.67%		0.42%
Gross Expenses (e) (f)	1.01%	1.04%		1.05%		0.99%	0.96	%(i)	0.95	%(i)
Supplemental Data:
Net Assets at end of period (000's)	$381,511	$351,835		$644,802		$557,173	$904,981		$996,393
Portfolio Turnover (c) (j)	41%	77%		85%		71%	84%		68%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Reflects total annual operating expenses before reduction of any expenses paid indirectly. The share's expenses paid indirectly decreased the expense ratio by less than 0.01%.

(j)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.

20

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Small Cap Stock Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts, and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$983,364	$—	$—	(a)	$983,364
Rights	—	—	1		1
Exchange-Traded Funds	2,050	—	—		2,050
Collateral for Securities Loaned	18,144	—	—		18,144
Total	$1,003,558	$—	$1		$1,003,559

(a) Rounds to less than $1 thousand.

As of January 31, 2023, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2023, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2023.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$17,895	$—	$18,144

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$384,140	$407,499

4. Affiliated Fund Ownership:

The Fund offers shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.6
USAA Target Retirement Income Fund	0.9
USAA Target Retirement 2030 Fund	2.4
USAA Target Retirement 2040 Fund	3.4
USAA Target Retirement 2050 Fund	2.3
USAA Target Retirement 2060 Fund	0.3

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Small-Cap Core Funds Index. The Lipper Small-Cap Core Funds Index tracks the total return performance of the largest funds within the Lipper Small-Cap Core Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

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Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, there were no performance fee adjustments. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM has entered into a Subadvisory Agreement with Granahan Investment Management, Inc. ("GIMI"), under which GIMI directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts

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incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 1.10% and 0.98% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$42	$67	$73	$60	$242

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Small-Capitalization Stock Risk — The Fund is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or

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financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The average borrowing for the days outstanding and average interest rate for the Fund during the six months ended January 31, 2023, were as follows (amounts in thousands):

Amount Outstanding at January 31, 2023	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
$—	$1,250	1	5.44%	$1,250

*  For the six months ended January 31, 2023, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or

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emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2023.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Small Cap Stock Fund	Victory Small Cap Stock Fund

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22- 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22- 1/31/23*	Annualized Expense Ratio During Period 8/1/22- 1/31/23
Fund Shares	$1,000.00	$1,048.00	$1,019.76	$5.58	$5.50	1.08%
Institutional Shares	1,000.00	1,047.90	1,020.27	5.06	4.99	0.98%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Small Cap Stock Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") and the Subadvisory Agreement between the Adviser and Granahan Investment Management, Inc. (the "Subadviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement and Subadvisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's and the Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser and Subadviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management

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and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board considered the Adviser's process for monitoring the performance of the Subadviser and the Adviser's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements — was below the medians of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end

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investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one- and three-year periods ended June 30, 2022, and was below the average of its performance universe and its Lipper index for the five- and ten-year periods ended June 30, 2022.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund's subadvisory fees and also noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board considered the fact that the Adviser also pays the Fund's subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Subadvisory Agreement

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

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USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Nature, Extent, and Quality of Services Provided; Investment Personnel — The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Adviser's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

Subadviser Compensation — The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement.

Subadvisory Fees and Fund Performance — The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, five-, and ten-year periods ended June 30, 2022, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Adviser's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Adviser's focus on the Subadviser's performance. The Board also noted the Subadviser's performance record for similar accounts, as applicable.

Conclusions — The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

34

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

40053-0323

January 31, 2023

Semi Annual Report

USAA Value Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
Supplemental Information	24
Proxy Voting and Portfolio Holdings Information	24
Expense Examples	24
Advisory Contract Approval	25
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Value Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks long-term growth of capital.

Top 10 Equity Holdings*:

January 31, 2023

(% of Net Assets)

Fairfax Financial Holdings Ltd.	2.6%
Markel Corp.	2.1%
The Progressive Corp.	1.9%
Merck & Co., Inc.	1.7%
JPMorgan Chase & Co.	1.7%
Alphabet, Inc. Class A	1.6%
Johnson & Johnson	1.6%
Vistra Corp.	1.6%
Brown & Brown, Inc.	1.4%
Marathon Oil Corp.	1.4%

Sector Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (5.3%):
Alphabet, Inc. Class A (a)	192,294	$19,006
AT&T, Inc.	249,936	5,091
Charter Communications, Inc. Class A (a)	8,219	3,159
Comcast Corp. Class A	153,454	6,039
Match Group, Inc. (a)	59,391	3,214
Meta Platforms, Inc. Class A (a)	86,104	12,827
Omnicom Group, Inc.	29,223	2,513
Playtika Holding Corp. (a)	270,464	2,837
Verizon Communications, Inc.	142,826	5,937
World Wrestling Entertainment, Inc. Class A	36,819	3,116
		63,739
Consumer Discretionary (6.3%):
AutoNation, Inc. (a)	23,290	2,951
Bath & Body Works, Inc.	67,752	3,117
Best Buy Co., Inc.	57,943	5,141
Darden Restaurants, Inc.	42,500	6,289
Deckers Outdoor Corp. (a)	4,545	1,943
Dick's Sporting Goods, Inc.	29,670	3,880
Ford Motor Co.	240,545	3,250
LKQ Corp.	223,510	13,178
Mattel, Inc. (a)	272,300	5,571
PulteGroup, Inc.	68,756	3,912
Target Corp.	28,023	4,824
The Home Depot, Inc.	17,585	5,701
Ulta Beauty, Inc. (a)	7,291	3,747
Whirlpool Corp.	25,846	4,021
Williams-Sonoma, Inc.	30,438	4,107
Yum! Brands, Inc.	28,492	3,718
		75,350
Consumer Staples (5.9%):
Altria Group, Inc.	142,258	6,407
Colgate-Palmolive Co.	36,905	2,751
Keurig Dr Pepper, Inc.	339,992	11,995
Lamb Weston Holdings, Inc.	35,800	3,576
Mondelez International, Inc. Class A	190,700	12,479
Philip Morris International, Inc.	83,924	8,748
The Kroger Co.	75,536	3,371
The Procter & Gamble Co.	41,865	5,961
Tyson Foods, Inc. Class A	38,127	2,507
U.S. Foods Holding Corp. (a)	286,700	10,932
Walmart, Inc.	17,637	2,537
		71,264
Energy (7.1%):
Chevron Corp.	25,352	4,412
ConocoPhillips	55,560	6,771
Enterprise Products Partners LP	442,624	11,331

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
EOG Resources, Inc.	30,489	$4,032
Exxon Mobil Corp.	123,591	14,338
Hess Corp.	71,500	10,736
Marathon Oil Corp.	599,961	16,481
Ovintiv, Inc.	192,600	9,482
PDC Energy, Inc.	45,330	3,070
Pioneer Natural Resources Co.	20,435	4,707
		85,360
Financials (21.0%):
Affiliated Managers Group, Inc.	15,904	2,747
American Financial Group, Inc.	18,691	2,665
Ameriprise Financial, Inc.	14,761	5,168
Brown & Brown, Inc.	282,200	16,526
Capital One Financial Corp.	47,810	5,689
Cboe Global Markets, Inc.	107,400	13,197
Citigroup, Inc.	107,819	5,630
Credit Acceptance Corp. (a) (b)	2,523	1,167
Discover Financial Services	41,658	4,863
East West Bancorp, Inc.	61,134	4,800
Evercore, Inc.	39,259	5,096
Everest Re Group Ltd.	6,900	2,413
Fairfax Financial Holdings Ltd.	46,400	30,722
Fidelity National Financial, Inc.	140,865	6,202
Interactive Brokers Group, Inc.	179,100	14,317
JPMorgan Chase & Co.	142,652	19,966
Markel Corp. (a)	17,700	24,939
MGIC Investment Corp.	325,334	4,594
Primerica, Inc.	21,971	3,554
Regions Financial Corp.	221,417	5,212
SEI Investments Co.	102,039	6,370
Signature Bank	24,614	3,174
State Street Corp.	117,200	10,704
Synchrony Financial	95,223	3,498
The Goldman Sachs Group, Inc.	19,801	7,244
The Hartford Financial Services Group, Inc.	98,942	7,679
The Progressive Corp.	167,987	22,905
The Travelers Cos., Inc.	25,081	4,794
U.S. Bancorp	80,528	4,010
Wells Fargo & Co.	49,159	2,304
		252,149
Health Care (16.9%):
AbbVie, Inc.	89,800	13,268
Amgen, Inc.	13,160	3,322
Biogen, Inc. (a)	10,469	3,045
Bristol-Myers Squibb Co.	62,016	4,506
Cigna Corp.	48,231	15,273
CVS Health Corp.	37,719	3,328
Elevance Health, Inc.	11,791	5,895
Eli Lilly & Co.	7,637	2,628

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
GE Healthcare Technologies, Inc. (a)	76,800	$5,339
Gilead Sciences, Inc.	41,151	3,454
HCA Healthcare, Inc.	21,580	5,504
Hologic, Inc. (a)	61,566	5,010
Humana, Inc.	20,295	10,385
IDEXX Laboratories, Inc. (a)	9,704	4,663
Johnson & Johnson	114,696	18,744
Laboratory Corp. of America Holdings	12,959	3,267
McKesson Corp.	22,963	8,696
Medtronic PLC	166,400	13,926
Merck & Co., Inc.	189,493	20,353
Mettler-Toledo International, Inc. (a)	3,167	4,855
Moderna, Inc. (a)	25,423	4,476
Organon & Co.	99,038	2,984
Pfizer, Inc.	128,706	5,684
Quest Diagnostics, Inc.	26,978	4,006
Regeneron Pharmaceuticals, Inc. (a)	3,671	2,784
Royalty Pharma PLC Class A	79,945	3,133
Thermo Fisher Scientific, Inc.	3,837	2,188
UnitedHealth Group, Inc.	31,985	15,967
Universal Health Services, Inc. Class B	20,395	3,023
Waters Corp. (a)	10,446	3,432
		203,138
Industrials (11.9%):
3M Co.	52,046	5,989
Booz Allen Hamilton Holding Corp.	35,736	3,382
Builders FirstSource, Inc. (a)	62,315	4,966
CACI International, Inc. Class A (a)	12,607	3,884
Cintas Corp.	11,245	4,990
Cummins, Inc.	19,716	4,920
Eaton Corp. PLC	40,200	6,521
Emerson Electric Co.	50,291	4,537
Fastenal Co.	84,705	4,282
FedEx Corp.	44,523	8,631
Honeywell International, Inc.	12,669	2,641
Johnson Controls International PLC	153,300	10,665
Leidos Holdings, Inc.	90,800	8,975
Lennox International, Inc.	14,122	3,680
Lockheed Martin Corp.	6,269	2,904
ManpowerGroup, Inc.	33,492	2,919
Masco Corp.	69,861	3,717
MSC Industrial Direct Co., Inc.	41,171	3,405
Otis Worldwide Corp.	69,621	5,725
PACCAR, Inc.	42,300	4,624
Parker-Hannifin Corp.	25,100	8,183
Raytheon Technologies Corp.	66,167	6,607
Robert Half International, Inc.	33,699	2,829
Sensata Technologies Holding PLC	223,200	11,350
Union Pacific Corp.	23,447	4,788
See notes to financial statements.

5

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Parcel Service, Inc. Class B	27,127	$5,025
W.W. Grainger, Inc.	5,319	3,135
		143,274
Information Technology (8.6%):
Adobe, Inc. (a)	7,544	2,794
Amdocs Ltd.	39,040	3,589
Autodesk, Inc. (a)	18,793	4,043
Cadence Design Systems, Inc. (a)	24,486	4,477
CDW Corp.	20,031	3,927
Cisco Systems, Inc.	171,607	8,352
Cognizant Technology Solutions Corp. Class A	49,529	3,306
Dell Technologies, Inc. Class C	53,963	2,192
Fidelity National Information Services, Inc.	205,900	15,451
FleetCor Technologies, Inc. (a)	47,194	9,855
Fortinet, Inc. (a)	39,501	2,067
Global Payments, Inc.	27,300	3,077
Intel Corp.	142,253	4,020
International Business Machines Corp.	14,427	1,944
Mastercard, Inc. Class A	9,140	3,387
Micron Technology, Inc.	47,347	2,855
PayPal Holdings, Inc. (a)	42,153	3,435
Qorvo, Inc. (a)	32,414	3,522
QUALCOMM, Inc.	19,967	2,660
Skyworks Solutions, Inc.	35,716	3,917
Texas Instruments, Inc.	29,499	5,228
The Western Union Co.	143,357	2,031
Ubiquiti, Inc.	7,481	2,186
VeriSign, Inc. (a)	15,106	3,294
Vontier Corp.	90,196	2,077
		103,686
Materials (4.5%):
Cleveland-Cliffs, Inc. (a)	114,403	2,443
Dow, Inc.	129,671	7,696
Louisiana-Pacific Corp.	50,857	3,463
LyondellBasell Industries NV Class A	72,877	7,046
Nucor Corp.	37,029	6,259
PPG Industries, Inc.	71,000	9,254
Sealed Air Corp.	225,829	12,366
Steel Dynamics, Inc.	47,373	5,715
		54,242
Real Estate (5.1%):
Alexandria Real Estate Equities, Inc.	92,527	14,873
AvalonBay Communities, Inc.	19,184	3,404
Brixmor Property Group, Inc.	170,045	4,001
Equity LifeStyle Properties, Inc.	82,800	5,943
Gaming and Leisure Properties, Inc.	76,584	4,102
Healthpeak Properties, Inc.	110,587	3,039
Invitation Homes, Inc.	252,000	8,190
Prologis, Inc.	47,151	6,096
Realty Income Corp.	70,309	4,769

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Value Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ventas, Inc.	47,506	$2,461
VICI Properties, Inc.	134,917	4,612
		61,490
Utilities (6.1%):
Constellation Energy Corp.	61,499	5,250
DTE Energy Co.	40,929	4,763
Duke Energy Corp.	84,926	8,701
Evergy, Inc.	72,193	4,523
Exelon Corp.	299,412	12,632
PPL Corp.	170,457	5,046
The AES Corp.	148,386	4,067
The Southern Co.	75,607	5,117
UGI Corp.	126,468	5,037
Vistra Corp.	808,686	18,648
		73,784
Total Common Stocks (Cost $1,033,689)		1,187,476
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.22% (c)	285,782	286
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.21% (c)	285,782	285
Invesco Government & Agency Portfolio, Institutional Shares, 4.31% (c)	285,782	286
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.14% (c)	285,782	286
Total Collateral for Securities Loaned (Cost $1,143)		1,143
Total Investments (Cost $1,034,832) — 98.8%		1,188,619
Other assets in excess of liabilities — 1.2%		14,822
NET ASSETS — 100.00%		$1,203,441

At January 31, 2023, the Fund's investments in foreign securities were 7.7% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on January 31, 2023.

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Value Fund
Assets:
Investments, at value (Cost $1,034,832)	$1,188,619	(a)
Cash	17,965
Receivables:
Interest and dividends	910
Capital shares issued	17
From Adviser	9
Prepaid expenses	13
Total Assets	1,207,533
Liabilities:
Payables:
Collateral received on loaned securities	1,143
Investments purchased	1,868
Capital shares redeemed	148
Accrued expenses and other payables:
Investment advisory fees	611
Administration fees	131
Custodian fees	9
Transfer agent fees	102
Compliance fees	1
Trustees' fees	1
12b-1 fees	—	(b)
Other accrued expenses	78
Total Liabilities	4,092
Net Assets:
Capital	1,055,534
Total accumulated earnings/(loss)	147,907
Net Assets	$1,203,441
Net Assets
Fund Shares	$763,396
Institutional Shares	439,936
Class A	109
Total	$1,203,441
Shares (unlimited number of shares authorized with no par value):
Fund Shares	44,535
Institutional Shares	25,646
Class A	6
Total	70,187
Net asset value, offering and redemption price per share: (c)
Fund Shares	$17.14
Institutional Shares	17.15
Class A	17.45
Maximum Sales Charge — Class A	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$18.51

(a)  Includes $1,155 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

	USAA Value Fund
Investment Income:
Dividends	$14,039
Interest	104
Securities lending (net of fees)	12
Foreign tax withholding	(70)
Total Income	14,085
Expenses:
Investment advisory fees	3,592
Administration fees — Fund Shares	556
Administration fees — Institutional Shares	204
Administration fees — Class A	—	(a)
Sub-Administration fees	21
12b-1 fees — Class A	—	(a)
Custodian fees	26
Transfer agent fees — Fund Shares	386
Transfer agent fees — Institutional Shares	204
Transfer agent fees — Class A	—	(a)
Trustees' fees	23
Compliance fees	6
Legal and audit fees	48
State registration and filing fees	35
Other expenses	78
Total Expenses	5,179
Expenses waived/reimbursed by Adviser	(28)
Net Expenses	5,151
Net Investment Income (Loss)	8,934
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(1,401)
Net change in unrealized appreciation/depreciation on investment securities	38,674
Net realized/unrealized gains (losses) on investments	37,273
Change in net assets resulting from operations	$46,207

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Value Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$8,934	$14,966
Net realized gains (losses)	(1,401)	122,544
Net change in unrealized appreciation/depreciation	38,674	(125,131)
Change in net assets resulting from operations	46,207	12,379
Distributions to Shareholders:
Fund Shares	(55,837)	(48,312)
Institutional Shares	(31,668)	(23,853)
Class A	(8)	(6)
Change in net assets resulting from distributions to shareholders	(87,513)	(72,171)
Change in net assets resulting from capital transactions	124,729	73,080
Change in net assets	83,423	13,288
Net Assets:
Beginning of period	1,120,018	1,106,730
End of period	$1,203,441	$1,120,018

(continues on next page)

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Value Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$15,817	$45,234
Distributions reinvested	55,308	47,728
Cost of shares redeemed	(48,391)	(121,375)
Total Fund Shares	$22,734	$(28,413)
Institutional Shares
Proceeds from shares issued	$81,140	$135,197
Distributions reinvested	31,654	23,841
Cost of shares redeemed	(10,809)	(57,515)
Total Institutional Shares	$101,985	$101,523
Class A
Proceeds from shares issued	$5	$62
Distributions reinvested	5	4
Cost of shares redeemed	— (a)	(96)
Total Class A	$10	$(30)
Change in net assets resulting from capital transactions	$124,729	$73,080
Share Transactions:
Fund Shares
Issued	928	2,456
Reinvested	3,319	2,599
Redeemed	(2,840)	(6,602)
Total Fund Shares	1,407	(1,547)
Institutional Shares
Issued	4,571	6,987
Reinvested	1,898	1,297
Redeemed	(632)	(3,124)
Total Institutional Shares	5,837	5,160
Class A
Issued	1	3
Reinvested	— (b)	— (b)
Redeemed	— (b)	(5)
Total Class A	1	(2)
Change in Shares	7,245	3,611

(a)  Rounds to less than $1 thousand.

(b)  Rounds to less than 1 thousand shares.

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Value Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$17.79	$18.65	$13.57	$19.32	$22.01		$21.55
Investment Activities:
Net investment income (loss)	0.13 (a)	0.23 (a)	0.21 (a)	0.26 (a)	0.25		0.21
Net realized and unrealized gains (losses)	0.54	0.03 (b)	5.12	(1.39)	(0.54)		1.84
Total from Investment Activities	0.67	0.26	5.33	(1.13)	(0.29)		2.05
Distributions to Shareholders from:
Net investment income	(0.19)	(0.24)	(0.19)	(0.21)	(0.24)		(0.21)
Net realized gains	(1.13)	(0.88)	(0.06)	(4.41)	(2.16)		(1.38)
Total Distributions	(1.32)	(1.12)	(0.25)	(4.62)	(2.40)		(1.59)
Net Asset Value, End of Period	$17.14	$17.79	$18.65	$13.57	$19.32		$22.01
Total Return (c) (d)	4.06%	1.23%	39.66%	(9.43)%	(0.11)%		9.69%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.91%	0.91%	0.92%	0.96%	0.96%		0.99%
Net Investment Income (Loss) (e)	1.53%	1.28%	1.29%	1.69%	1.35%		1.10%
Gross Expenses (e) (f)	0.91%	0.91%	0.92%	0.97%	0.96%		0.99%
Supplemental Data:
Net Assets at end of period (000's)	$763,396	$767,351	$833,149	$711,182	$940,515		$1,007,712
Portfolio Turnover (c) (i)	30%	69%	55%	74%	108	%(j)	29%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(j)  Reflects increased trading activity due to transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Value Fund
	Institutional Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$17.80	$18.67	$13.58	$19.33	$22.00		$21.54
Investment Activities:
Net investment income (loss)	0.14 (a)	0.24 (a)	0.22 (a)	0.27 (a)	0.28	(a)	0.23
Net realized and unrealized gains (losses)	0.53	0.03 (b)	5.13	(1.39)	(0.55)		1.84
Total from Investment Activities	0.67	0.27	5.35	(1.12)	(0.27)		2.07
Distributions to Shareholders from:
Net investment income	(0.19)	(0.26)	(0.20)	(0.22)	(0.24)		(0.23)
Net realized gains	(1.13)	(0.88)	(0.06)	(4.41)	(2.16)		(1.38)
Total Distributions	(1.32)	(1.14)	(0.26)	(4.63)	(2.40)		(1.61)
Net Asset Value, End of Period	$17.15	$17.80	$18.67	$13.58	$19.33		$22.00
Total Return (c) (d)	4.06%	1.28%	39.83%	(9.40)%	(0.02)%		9.79%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.86%	0.86%	0.84%	0.88%	0.88%		0.91%
Net Investment Income (Loss) (e)	1.59%	1.33%	1.36%	1.75%	1.42%		1.18%
Gross Expenses (e) (f)	0.87%	0.86%	0.85%	0.89%	0.88%		0.91%
Supplemental Data:
Net Assets at end of period (000's)	$439,936	$352,564	$273,446	$215,830	$222,701		$640,281
Portfolio Turnover (c) (i)	30%	69%	55%	74%	108	%(j)	29%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(j)  Reflects increased trading activity due to transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Value Fund
	Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022		Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019		Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$18.12	$18.59		$13.48	$19.24	$21.91		$21.46
Investment Activities:
Net investment income (loss)	0.10 (a)	0.40	(a)	0.16 (a)	0.23 (a)	0.20		0.15
Net realized and unrealized gains (losses)	0.55	0.01	(b)	5.17	(1.39)	(0.55)		1.83
Total from Investment Activities	0.65	0.41		5.33	(1.16)	(0.35)		1.98
Distributions to Shareholders from:
Net investment income	(0.19)	—		(0.16)	(0.19)	(0.16)		(0.15)
Net realized gains	(1.13)	(0.88)		(0.06)	(4.41)	(2.16)		(1.38)
Total Distributions	(1.32)	(0.88)		(0.22)	(4.60)	(2.32)		(1.53)
Net Asset Value, End of Period	$17.45	$18.12		$18.59	$13.48	$19.24		$21.91
Total Return (excludes sales charges) (c) (d)	3.88%	2.09%		39.88%	(9.66)%	(0.44)%		9.41%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	1.27%	0.03	%(i)	1.21%	1.21%	1.27	%(j)	1.30%
Net Investment Income (Loss) (e)	1.18%	2.16%		1.02%	1.45%	1.03%		0.79%
Gross Expenses (e) (f)	20.58%	13.91	%(k)	1.65%	1.21%	1.31%		1.30%
Supplemental Data:
Net Assets at end of period (000's)	$109	$103		$135	$6,027	$8,613		$9,807
Portfolio Turnover (c) (l)	30%	69%		55%	74%	108	%(m)	29%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(continues on next page)

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  For the year ended July 31, 2022, the Class A net expense ratio includes the impact of the performance fee adjustment. If the performance fee adjustment of (1.24)% was not applied to the Class A net expense ratio, the Class A net expense ratio would have been 1.27%.

(j)  Prior to December 1, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 1.30% of the Class A average daily net assets.

(k)  The class specific expenses have significantly impacted the gross expense ratio due to fluctuations in Class A net assets.

(l)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(m)  Reflects increased trading activity due to transition or asset allocation shift.

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Value Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,187,476	$—	$—	$1,187,476
Collateral for Securities Loaned		1,143		1,143
Total	$1,188,619	$—	$—	$1,188,619

As of January 31, 2023, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2023.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$1,155	$—	$1,143

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$379,972	$334,971

4. Affiliated Fund Ownership:

The Fund offers shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2023, certain fund-of-funds owned a percentage of total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.2
USAA Cornerstone Equity Fund	0.3

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Multi-Cap Value Funds Index. The Lipper Multi-Cap Value Funds Index tracks the total return performance of the largest funds within the Lipper Multi-Cap Value Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, performance adjustments were $(106), $(39), and $0 for Fund Shares, Institutional Shares, and Class A, in thousands, respectively. Performance adjustments were (0.03)%, (0.02)%, and 0.00% for Fund Shares, Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2023, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets,

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended January 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended January 31, 2023, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 0.96%, 0.88%, and 1.27% for Fund Shares, Institutional Shares, and Class A, respectively.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$17	$32	$33	$28	$110

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Investment Style Risk — The Fund uses a value-oriented investment strategy to select investments. The strategy may be out of favor or may not produce the intended results over short or longer time periods. The strategy may, at times, substantially underperform funds that utilize other investment strategies, such as growth.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic and political conditions and other factors. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month Secured Overnight Financing Rate ("SOFR") plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2023.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Value Fund	Victory Value Fund

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

23

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22- 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22- 1/31/23*	Annualized Expense Ratio During Period 8/1/22- 1/31/23
Fund Shares	$1,000.00	$1,040.60	$1,020.62	$4.68	$4.63	0.91%
Institutional Shares	1,000.00	1,040.60	1,020.87	4.42	4.38	0.86%
Class A	1,000.00	1,038.80	1,018.80	6.53	6.46	1.27%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

24

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Value Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

25

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate, which includes advisory and administrative services and the effects of any performance adjustment, was above the medians of its expense group and its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended June 30, 2022, and was below the average of its performance universe and its Lipper index for the three-, five- and ten-year periods ended June 30, 2022. The Board took into account management's discussion of the Fund's performance, including the reasons for the Fund's underperformance for certain periods, and also took into account the Fund's more recent improved performance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the

26

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

27

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

40847-0323

January 31, 2023

Semi Annual Report

USAA Income Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	33
Statement of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	37
Notes to Financial Statements	41
Supplemental Information	53
Proxy Voting and Portfolio Holdings Information	53
Expense Examples	53
Advisory Contract Approval	54
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Income Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks maximum current income without undue risk to principal.

Asset Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (6.6%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$8,500	$7,523
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 11/13/24 @ 100 (a)	2,500	2,447
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 11/13/24 @ 100 (a)	3,500	3,365
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 5/15/25 @ 100 (a)	1,400	1,322
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100 (a)	2,286	2,210
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 4/20/24 @ 100 (a)	5,250	5,166
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27 (a)	3,500	3,595
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	7,500	7,249
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 4/15/24 @ 100	3,611	3,506
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 3/15/23 @ 100	1,924	1,920
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28, Callable 9/10/26 @ 100	2,750	2,527
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 12/14/23 @ 100 (a)	2,000	1,887
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	2,837	2,500
CIT Education Loan Trust, Series 2007-1, Class B, 5.02% (LIBOR03M+30bps), 6/25/42, Callable 9/25/30 @ 100 (a) (b)	3,183	2,730
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 2/15/24 @ 100	1,100	1,059
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	5,000	4,994
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 11/15/27 @ 100 (a)	2,360	2,442
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	2,327	2,236
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class B, 7.52%, 12/15/32, Callable 10/15/26 @ 100 (a)	3,500	3,651
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 6/15/23 @ 100 (a)	1,497	1,492
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	5,885	5,428
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24 (a)	170	169
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	5,667	4,862
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100 (a)	4,875	4,214
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 2/15/24 @ 100 (a)	894	881

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 8/20/26 @ 100 (a)	$4,000	$4,087
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	4,500	4,409
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26 (a)	3,750	3,760
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/25, Callable 12/15/23 @ 100 (a)	7,266	7,184
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 2/25/23 @ 100 (a)	5,625	5,306
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 2/15/23 @ 100 (a)	3,150	3,149
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 11/15/23 @ 100 (a)	2,110	2,098
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38 (a)	6,538	5,741
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 2/15/25 @ 100 (a)	3,898	3,882
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 3/15/24 @ 100 (a)	859	854
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,333	5,042
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	4,000	3,671
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 5/15/24 @ 100 (a)	3,281	3,216
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25, Callable 8/15/25 @ 100 (a)	5,500	5,372
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24, Callable 4/16/23 @ 100	1,685	1,674
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 1/16/24 @ 100	1,500	1,459
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28 (a)	9,000	7,940
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (a)	4,467	3,943
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27 (a)	3,667	3,151
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (a)	2,000	1,909
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	2,000	1,835
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100 (a)	3,500	3,001
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 6/20/25 @ 100 (a)	1,000	939
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100 (a)	7,686	7,308
JPMorgan Chase Bank NA, Series 2021-3, Class C, 0.86%, 2/26/29, Callable 4/25/25 @ 100 (a)	2,480	2,343
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 3/25/25 @ 100 (a)	3,048	2,941
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 5/15/25 @ 100 (a)	1,500	1,368
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	2,344	2,108
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	1,615	1,514
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	4,500	4,209
Master Credit Card Trust II, Series 2022-1A, Class C, 2.27%, 7/21/26 (a)	3,000	2,817

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Master Credit Card Trust II, Series 2020-1A, Class B, 2.27%, 9/21/24 (a)	$834	$830
MMAF Equipment Finance LLC, Series 2017-AA, Class A5, 2.68%, 7/16/27 (a)	418	417
MMAF Equipment Finance LLC, Series 2022-A, Class A4, 3.32%, 6/13/44 (a)	1,500	1,431
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 3/20/26 @ 100 (a)	1,044	953
Navient Student Loan Trust, Series 2018-2A, Class B, 5.66% (LIBOR01M+115bps), 3/25/67, Callable 9/25/34 @ 100 (a) (b)	3,500	3,133
Navient Student Loan Trust, Series 2015-2, Class B, 6.01% (LIBOR01M+150bps), 8/25/50, Callable 6/25/31 @ 100 (b)	3,000	2,654
Nelnet Student Loan Trust, Series 2005-4, Class B, 5.03% (LIBOR03M+28bps), 9/22/35, Callable 6/22/26 @ 100 (b)	873	766
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100 (a)	6,571	5,858
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 4/20/23 @ 100 (a)	15,625	14,457
OSCAR U.S. Funding Trust LLC, Series 2018-1A, Class A4, 3.50%, 5/12/25, Callable 2/10/23 @ 100 (a)	175	175
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	4,395	3,852
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100 (a)	3,938	3,432
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	15,545	14,757
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 2/15/26 @ 100 (a)	2,244	2,231
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100 (a)	3,373	3,295
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 9/15/24 @ 100 (a)	1,500	1,485
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable 5/15/25 @ 100	3,188	3,129
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 6/20/24 @ 100 (a)	3,500	3,311
SCF Equipment Leasing LLC, Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 10/20/29 @ 100 (a)	1,071	1,095
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 9/20/24 @ 100 (a)	3,824	3,655
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 9/20/24 @ 100 (a)	3,979	3,898
SLM Student Loan Trust, Series 2007-1, Class B, 5.04% (LIBOR03M+22bps), 1/27/42, Callable 7/25/29 @ 100 (b)	4,631	4,112
SLM Student Loan Trust, Series 2005-9, Class B, 5.12% (LIBOR03M+30bps), 1/25/41, Callable 10/25/30 @ 100 (b)	1,078	973
SLM Student Loan Trust, Series 2006-9, Class B, 5.05% (LIBOR03M+23bps), 1/25/41, Callable 7/25/33 @ 100 (b)	3,624	3,432
SLM Student Loan Trust, Series 2007-7, Class B, 5.57% (LIBOR03M+75bps), 10/27/70, Callable 7/25/24 @ 100 (b)	5,740	5,504
SLM Student Loan Trust, Series 2006-10, Class B, 5.04% (LIBOR03M+22bps), 3/25/44, Callable 4/25/32 @ 100 (b)	1,320	1,201
SLM Student Loan Trust, Series 2003-14, Class B, 5.37% (LIBOR03M+55bps), 10/25/65, Callable 4/25/29 @ 100 (b)	1,081	988
SLM Student Loan Trust, Series 2012-6, Class B, 5.51% (LIBOR01M+100bps), 4/27/43, Callable 10/25/29 @ 100 (b)	20,862	18,703

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	$10,417	$10,367
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a) (c)	5,500	4,957
VB-S1 Issuer LLC — VBTEL, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100 (a)	938	845
VB-S1 Issuer LLC — VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	4,000	3,614
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	8,024	6,907
Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.62%, 7/15/26, Callable 3/15/25 @ 100 (a)	6,500	6,323
Total Asset-Backed Securities (Cost $350,556)		330,345
Collateralized Mortgage Obligations (4.6%)
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (a) (c)	4,000	3,382
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	9,027	8,432
BANK, Series 2019-BN24, Class ASB, 2.93%, 11/15/62, Callable 12/15/29 @ 100	7,123	6,625
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 4/15/27 @ 100	5,600	5,039
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100 (c)	2,703	2,540
BPR Trust, Series 2021-TY, Class A, 5.51% (LIBOR01M+105bps), 9/15/38 (a) (b)	4,904	4,688
BPR Trust, Series 2022-OANA, Class D, 8.17% (TSFR1M+370bps), 4/15/37 (a) (b)	5,000	4,854
BPR Trust, Series 2021-TY, Class C, 6.16% (LIBOR01M+170bps), 9/15/38 (a) (b)	1,538	1,445
BPR Trust, Series 2022-STAR, Class A, 7.71% (TSFR1M+323bps), 8/15/24 (a) (b)	3,726	3,714
BPR Trust, Series 2022-OANA, Class B, 6.93% (TSFR1M+245bps), 4/15/37 (a) (b)	6,000	5,894
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 5.67% (LIBOR01M+108bps), 10/15/36 (a) (b)	5,246	5,195
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A, 2.84%, 3/9/44, Callable 3/9/30 @ 100 (a)	1,875	1,597
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.04% (LIBOR01M+145bps), 10/15/36 (a) (b)	1,275	1,251
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.62% (TSFR1M+314bps), 6/15/27 (a) (b)	5,000	4,982
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100 (a)	9,231	8,139
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (a)	4,000	3,969
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a) (c)	6,500	4,763
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (a) (c)	3,500	2,279
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53, Callable 12/15/29 @ 100	6,000	5,561
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable 7/10/24 @ 100	4,000	3,870
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	8,100	7,915
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47, Callable 7/10/24 @ 100	5,531	5,385
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	10,000	8,419
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	3,500	3,370

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2012-CR3, Class AM, 3.42%, 10/15/45 (a)	$3,092	$2,854
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.23%, 10/15/45, Callable 2/15/23 @ 100 (c) (d)	13,056	1
COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.25%, 10/15/45, Callable 10/15/23 @ 100	8,600	7,924
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a) (c)	11,500	11,000
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @ 100 (c)	6,300	5,930
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	2,500	2,346
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	3,500	2,858
CSMC Trust, Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (a)	2,500	2,010
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (a)	2,500	2,017
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	6,250	5,322
Extended Stay America Trust, Series 2021-ESH, Class B, 5.84% (LIBOR01M+138bps), 7/15/38 (a) (b)	4,935	4,824
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 5/3/32 (a) (c) (d)	190,667	1,053
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	2,000	1,904
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53, Callable 1/13/30 @ 100	4,231	3,778
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	2,730	2,539
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (a) (c)	2,000	1,749
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32 (a)	6,000	5,115
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a) (c)	2,500	1,976
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47, Callable 1/15/29 @ 100 (c)	9,000	8,770
Magnetite XXXV Ltd., Series 2022-35A, Class A1, 6.71% (TSFR3M+205bps), 10/25/35, Callable 7/25/28 @ 100 (a) (b)	4,000	3,982
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.33%, 9/10/39 (a) (c)	1,000	850
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	8,000	7,014
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 5/15/46, Callable 4/15/23 @ 100	3,200	3,170
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.02%, 5/15/48, Callable 7/15/25 @ 100 (c)	7,000	6,646
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A1, 6.22% (TSFR3M+156bps), 1/15/31, Callable 10/15/23 @ 100 (a) (b)	2,894	2,882
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	5,200	4,339
SMRT, Series 2022-MINI, Class B, 5.83% (TSFR1M+135bps), 1/15/39 (a) (b)	6,500	6,336
WFRBS Commercial Mortgage Trust, Series 2012-C10, 3.24%, 12/15/45, Callable 2/15/23 @ 100	1,467	1,405
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.35%, 5/15/45, Callable 5/15/23 @ 100	5,000	4,968
Total Collateralized Mortgage Obligations (Cost $249,548)		228,870

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Preferred Stocks (1.0%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	360,000	$7,416
Consumer Staples (0.1%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (e)	190,818	4,946
Financials (0.0%): (f)
Citigroup Capital XIII, 11.17% (LIBOR03M+637bps), 10/30/40 (b)	40,000	1,149
Real Estate (0.7%):
Equity Residential, cumulative redeemable, Series K, 8.29% (e)	111,611	5,861
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50% (e)	219,731	12,386
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (e)	283,503	16,298
		34,545
Total Preferred Stocks (Cost $43,327)		48,056
Senior Secured Loans (0.1%)
CSC Holdings LLC, 2017 Term Loan, First Lien, 6.82% (LIBOR01M+225bps), 7/17/25 (b)	$2,320	2,235
Total Senior Secured Loans (Cost $2,311)		2,235
Corporate Bonds (45.8%)
Communication Services (2.3%):
AT&T, Inc. 4.50%, 5/15/35, Callable 11/15/34 @ 100	3,000	2,851
3.10%, 2/1/43, Callable 8/1/42 @ 100	8,000	5,975
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 3/1/31, Callable 3/1/26 @ 103.69 (a)	5,125	3,121
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/32, Callable 11/1/31 @ 100	2,500	1,918
6.38%, 10/23/35, Callable 4/23/35 @ 100	5,000	5,094
3.50%, 6/1/41, Callable 12/1/40 @ 100	10,000	7,003
Comcast Corp. 3.90%, 3/1/38, Callable 9/1/37 @ 100	3,000	2,745
2.89%, 11/1/51, Callable 5/1/51 @ 100	3,500	2,442
CSC Holdings LLC, 5.50%, 4/15/27, Callable 3/13/23 @ 102.75 (a)	3,000	2,641
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	10,000	9,345
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	4,000	3,953
Paramount Global 3.38%, 2/15/28, Callable 11/15/27 @ 100	3,111	2,860
4.20%, 6/1/29, Callable 3/1/29 @ 100	8,000	7,421
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100 (a)	9,500	8,264
T-Mobile USA, Inc. 4.75%, 2/1/28, Callable 2/21/23 @ 102.38	2,857	2,838
3.88%, 4/15/30, Callable 1/15/30 @ 100	15,000	14,047
2.55%, 2/15/31, Callable 11/15/30 @ 100	10,000	8,496

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Verizon Communications, Inc. 2.10%, 3/22/28, Callable 1/22/28 @ 100	$3,500	$3,123
4.40%, 11/1/34, Callable 5/1/34 @ 100	3,500	3,348
3.40%, 3/22/41, Callable 9/22/40 @ 100	8,000	6,441
4.13%, 8/15/46	5,000	4,340
2.88%, 11/20/50, Callable 5/20/50 @ 100	3,000	2,041
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100 (a)	3,759	3,209
		113,516
Consumer Discretionary (2.4%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	7,750	6,596
American Honda Finance Corp., 1.30%, 9/9/26	5,000	4,483
AutoNation, Inc. 2.40%, 8/1/31, Callable 5/1/31 @ 100	3,750	2,860
3.85%, 3/1/32, Callable 12/1/31 @ 100	4,500	3,807
BMW U.S. Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100 (a) (g)	3,000	2,787
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	6,500	4,919
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	2,000	1,787
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	3,833	3,198
Hasbro, Inc. 3.55%, 11/19/26, Callable 9/19/26 @ 100	4,500	4,287
3.90%, 11/19/29, Callable 8/19/29 @ 100	7,500	6,855
Kohl's Corp., 3.63%, 5/1/31, Callable 2/1/31 @ 100	6,250	4,634
Marriott International, Inc. 4.63%, 6/15/30, Callable 3/15/30 @ 100	2,333	2,275
2.85%, 4/15/31, Callable 1/15/31 @ 100	8,000	6,831
3.50%, 10/15/32, Callable 7/15/32 @ 100	3,500	3,089
Mattel, Inc., 3.38%, 4/1/26, Callable 4/1/23 @ 101.69 (a)	500	468
Murphy Oil USA, Inc. 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	1,833
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	1,332	1,118
Nordstrom, Inc. 4.38%, 4/1/30, Callable 1/1/30 @ 100 (g)	2,000	1,606
4.25%, 8/1/31, Callable 5/1/31 @ 100 (g)	4,250	3,193
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	13,000	10,187
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	5,000	4,834
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	5,367	4,147
Smithsonian Institution, 2.65%, 9/1/39	2,000	1,563
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	10,750	8,940
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	2,863	2,567
Trustees of Tufts College, 3.10%, 8/15/51, Callable 2/15/51 @ 100 (g)	9,500	6,741
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	4,252
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	897
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100 (a)	6,000	5,880
Warnermedia Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100 (a)	5,000	4,685
		121,319

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (2.5%):
7-Eleven, Inc. 1.80%, 2/10/31, Callable 11/10/30 @ 100 (a)	$6,500	$5,179
2.80%, 2/10/51, Callable 8/2/50 @ 100 (a)	2,000	1,321
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	6,500	5,061
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	10,000	9,915
Anheuser-Busch InBev Worldwide, Inc. 4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	6,175
3.75%, 7/15/42	5,000	4,289
BAT Capital Corp. 7.75%, 10/19/32, Callable 7/19/32 @ 100	2,000	2,232
4.39%, 8/15/37, Callable 2/15/37 @ 100	15,000	12,357
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	12,000	10,284
Cargill, Inc. 2.13%, 11/10/31, Callable 8/10/31 @ 100 (a)	6,000	4,924
5.13%, 10/11/32, Callable 7/11/32 @ 100 (a) (g)	3,500	3,645
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	3,750	3,137
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100	13,645	11,249
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	4,397
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 1/15/27, Callable 12/15/26 @ 100 (a)	6,500	5,798
5.75%, 4/1/33, Callable 1/1/33 @ 100 (a)	3,000	2,952
Keurig Dr Pepper, Inc., 4.50%, 4/15/52, Callable 10/15/51 @ 100	10,000	9,048
Kraft Heinz Foods Co., 5.00%, 6/4/42	6,000	5,777
McCormick & Co., Inc. 2.50%, 4/15/30, Callable 1/15/30 @ 100	2,000	1,715
1.85%, 2/15/31, Callable 11/15/30 @ 100	2,000	1,602
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100 (a)	7,000	6,116
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100 (a)	5,000	4,676
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	5,000	4,191
		126,040
Energy (3.4%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	8,000	7,796
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	10,000	7,629
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	12,364	10,800
ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	4,500	4,156
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a) (b) (g)	10,000	9,890
Energy Transfer LP 4.15%, 9/15/29, Callable 6/15/29 @ 100	6,000	5,635
7.83% (LIBOR03M+302bps), 11/1/66, Callable 3/13/23 @ 100 (b)	8,510	6,879
Enterprise TE Partners LP, 7.54% (LIBOR03M+278bps), 6/1/67, Callable 3/13/23 @ 100 (b)	3,000	2,562
EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	2,000	1,889
EQM Midstream Partners LP 4.00%, 8/1/24, Callable 5/1/24 @ 100	1,286	1,246
4.13%, 12/1/26, Callable 9/1/26 @ 100	8,000	7,263
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	2,594	2,759

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	$4,750	$4,283
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	6,500	5,522
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	5,333	4,802
HF Sinclair Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	8,000	7,261
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	4,000	3,840
6.00%, 2/1/31, Callable 2/1/26 @ 103 (a)	3,000	2,762
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	4,485
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	14,500	13,516
Murphy Oil Corp., 5.75%, 8/15/25, Callable 3/13/23 @ 101.44	2,770	2,760
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	5,067	4,907
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	5,000	4,010
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	1,000	987
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	5,000	4,100
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	13,750	12,367
Rockies Express Pipeline LLC 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	6,500	5,878
4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	3,000	2,686
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (a)	5,000	4,762
Southwestern Energy Co., 5.70%, 1/23/25, Callable 10/23/24 @ 100	2,000	1,984
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	3,500	3,430
TransCanada PipeLines Ltd., 6.82% (LIBOR03M+221bps), 5/15/67, Callable 3/13/23 @ 100 (b) (g)	10,124	8,317
		171,163
Financials (12.5%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 (g)	2,222	2,345
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100 (b)	6,000	5,945
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	7,000	6,460
AmTrust Financial Services, Inc., 6.13%, 8/15/23	10,000	9,972
Assurant, Inc., 4.90%, 3/27/28, Callable 12/27/27 @ 100 (g)	5,000	4,928
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	9,000	7,686
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	10,000	9,876
Bank of America Corp. 4.20%, 8/26/24, MTN	5,000	4,947
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (b)	4,000	3,736
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)	2,500	2,070
3.85% (H15T5Y+200bps), 3/8/37, Callable 3/8/32 @ 100 (b)	2,500	2,182
4.38% (H15T5Y+276bps), 12/31/99, Callable 1/27/27 @ 100 (b) (e)	3,500	3,184
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	10,000	9,916
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100	10,248	8,816
BMW U.S. Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100 (a)	7,000	6,814
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	5,000	4,578
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b) (g)	3,000	2,863
Capital One Financial Corp. 3.75%, 3/9/27, Callable 2/9/27 @ 100	7,500	7,218
5.82%, 2/1/34, Callable 2/1/33 @ 100	3,500	3,530
See notes to financial statements.

11

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Citizens Financial Group, Inc. 2.64%, 9/30/32, Callable 7/2/32 @ 100	$5,500	$4,307
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100 (b)	5,000	4,823
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a) (b)	4,000	3,147
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 2/21/23 @ 103.31 (g)	4,875	4,460
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	3,500	3,379
Cullen/Frost Capital Trust II, 6.31% (LIBOR03M+155bps), 3/1/34, Callable 3/13/23 @ 100 (b)	10,000	8,788
Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	2,000	1,951
F&G Global Funding, 2.00%, 9/20/28 (a)	7,250	6,153
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100 (a)	6,500	6,048
Fifth Third Bancorp, 4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100 (b)	5,218	4,966
Fifth Third Bank NA, 3.85%, 3/15/26, Callable 2/15/26 @ 100	5,000	4,828
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	9,225	7,178
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	12,097	11,461
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	8,000	8,096
First-Citizens Bank & Trust Co., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (b)	14,000	13,200
Ford Motor Credit Co. LLC 4.06%, 11/1/24, Callable 10/1/24 @ 100	5,000	4,848
4.54%, 8/1/26, Callable 6/1/26 @ 100	3,400	3,230
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	2,932	2,794
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,250	2,032
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	10,000	8,670
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100 (b)	15,676	11,860
Huntington Capital Trust I, 5.53% (US0003M+70bps), 2/1/27, Callable 3/13/23 @ 100 (b)	2,300	2,156
ILFC E-Capital Trust I, 6.29%, 12/21/65, Callable 3/13/23 @ 100 (a)	10,000	6,436
JPMorgan Chase & Co. 4.60% (SOFR+313bps), Callable 2/1/25 @ 100 (b) (e)	5,000	4,689
2.95%, 10/1/26, Callable 7/1/26 @ 100	5,000	4,762
5.31% (LIBOR03M+50bps), 2/1/27, Callable 3/13/23 @ 100 (b)	4,000	3,709
4.32% (SOFR+156bps), 4/26/28, Callable 4/26/27 @ 100 (b)	5,000	4,891
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	10,000	8,036
KeyBank NA 3.40%, 5/20/26, MTN	2,500	2,377
3.90%, 4/13/29	3,000	2,775
KeyCorp. 2.25%, 4/6/27, MTN	2,000	1,828
4.79% (SOFR+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN (b)	3,784	3,710
Level 3 Financing, Inc. 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	9,500	6,953
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	19,000	15,393
Lincoln National Corp., 7.01% (LIBOR03M+236bps), 5/17/66, Callable 8/11/26 @ 100 (b)	7,500	6,001
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	5,000	4,575
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	4,000	3,524

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Manufacturers & Traders Trust Co., 3.40%, 8/17/27	$4,380	$4,112
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	5,000	4,827
MetLife, Inc., 4.13%, 8/13/42	10,000	9,085
Morgan Stanley 2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN (b)	7,000	5,784
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	8,000	6,191
National Rural Utilities Cooperative Finance Corp., 4.75% (LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (b)	9,500	9,155
Nationwide Mutual Insurance Co., 7.06% (LIBOR03M+229bps), 12/15/24, Callable 3/13/23 @ 100 (a) (b)	20,000	20,114
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	7,000	6,902
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	3,500	3,846
OWL Rock Core Income Corp. 5.50%, 3/21/25 (a)	1,500	1,464
3.13%, 9/23/26, Callable 8/23/26 @ 100	500	437
4.70%, 2/8/27, Callable 1/8/27 @ 100	4,500	4,102
7.75%, 9/16/27, Callable 8/16/27 @ 100 (a)	1,818	1,831
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	10,000	9,665
PNC Bank NA, 2.70%, 10/22/29	6,000	5,262
PPL Capital Funding, Inc., 7.39% (LIBOR03M+267bps), 3/30/67, Callable 3/13/23 @ 100 (b)	6,130	5,388
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	4,000	3,395
Prudential Financial, Inc. 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	19,000	18,890
3.94%, 12/7/49, Callable 6/7/49 @ 100	2,500	2,130
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100 (b)	6,000	5,973
Raymond James Financial, Inc., 4.95%, 7/15/46	4,000	3,856
Regions Bank, 6.45%, 6/26/37	7,409	7,999
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (b) (e) (g)	3,989	3,956
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	5,660
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	6,000	5,654
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100 (a)	13,800	11,118
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	8,500	6,740
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100	4,500	4,480
Synovus Bank, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	4,500	4,095
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	10,000	9,905
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	2,450	2,227
Texas Capital Bank NA, 5.25%, 1/31/26 (g)	9,335	9,043
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	5,000	4,923
The Bank of New York Mellon Corp. 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100 (b) (e)	3,250	3,180
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (b) (e)	7,000	6,080
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100 (b) (e) (g)	5,000	4,978
The Hartford Financial Services Group, Inc., 6.73% (LIBOR03M+213bps), 2/12/47, Callable 3/13/23 @ 100 (a) (b) (g)	14,000	11,968

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The PNC Financial Services Group, Inc., 4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100 (b)	$2,500	$2,409
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	9,823
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	2,450	2,061
Truist Financial Corp., 1.89% (SOFR+63bps), 6/7/29, MTN, Callable 6/7/28 @ 100 (b)	5,000	4,322
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	7,125	6,548
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	5,588	4,180
Webster Financial Corp. 4.38%, 2/15/24, Callable 1/16/24 @ 100	6,285	6,163
4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	5,750	5,388
Wells Fargo & Co., 3.00%, 10/23/26	10,000	9,434
West Loop, 6.63% (LIBOR03M+187bps), 12/1/27, Callable 3/1/23 @ 100 (b)	10,417	10,410
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	10,000	8,488
		618,741
Health Care (4.0%):
AbbVie, Inc. 4.55%, 3/15/35, Callable 9/15/34 @ 100	4,000	3,928
4.25%, 11/21/49, Callable 5/21/49 @ 100	2,500	2,239
Amgen, Inc. 3.00%, 1/15/52, Callable 7/15/51 @ 100	4,500	3,111
4.20%, 2/22/52, Callable 8/22/51 @ 100	3,500	2,995
Baxter International, Inc., 3.13%, 12/1/51, Callable 6/1/51 @ 100	10,000	6,873
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	3,500	3,312
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	2,904
Bon Secours Mercy Health, Inc., 3.38%, 11/1/25	8,000	7,685
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	4,000	3,274
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	5,000	4,787
Community Health Network, Inc., 4.24%, 5/1/25	5,000	4,859
CVS Health Corp. 4.30%, 3/25/28, Callable 12/25/27 @ 100	3,000	2,950
1.75%, 8/21/30, Callable 5/21/30 @ 100	6,966	5,634
CVS Pass-Through Trust 6.04%, 12/10/28	4,024	4,071
5.93%, 1/10/34 (a)	3,284	3,304
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	15,750	13,948
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	16,386
Elevance Health, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	8,000	6,916
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	13,000	9,910
HCA, Inc. 4.38%, 3/15/42, Callable 9/15/41 @ 100 (a)	2,156	1,834
5.50%, 6/15/47, Callable 12/15/46 @ 100	2,000	1,906
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	15,000	12,444
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	3,623
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	5,955
Orlando Health Obligated Group, 2.89%, 10/1/35	1,660	1,335
PerkinElmer, Inc. 2.55%, 3/15/31, Callable 12/15/30 @ 100	8,500	7,091
2.25%, 9/15/31, Callable 6/15/31 @ 100	4,500	3,645

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Piedmont Healthcare, Inc., 2.72%, 1/1/42, Callable 7/1/41 @ 100	$5,000	$3,631
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100 (a)	8,000	7,069
Royalty Pharma PLC 2.20%, 9/2/30, Callable 6/2/30 @ 100	10,167	8,297
2.15%, 9/2/31, Callable 6/2/31 @ 100	8,500	6,764
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	9,000	7,289
Tenet Healthcare Corp., 6.13%, 6/15/30, Callable 6/15/25 @ 103.06 (a)	1,500	1,457
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100	3,000	2,221
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	9,827	7,942
Utah Acquisition Sub, Inc., 3.95%, 6/15/26, Callable 3/15/26 @ 100	5,000	4,765
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	4,000	3,528
		199,882
Industrials (7.2%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	10,000	8,017
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	4,750	3,907
American Airlines Pass Through Trust 3.70%, 10/1/26	5,757	5,091
4.00%, 9/22/27	6,921	5,779
4.00%, 2/15/29	3,669	3,063
3.60%, 10/15/29	7,564	6,344
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	1,923	1,886
Ashtead Capital, Inc. 4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	2,500	2,349
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	3,937	3,671
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	6,000	4,841
5.50%, 8/11/32, Callable 5/11/32 @ 100 (a)	3,750	3,778
BNSF Funding Trust I, 6.61% (LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	8,325	8,076
British Airways Pass Through Trust 3.35%, 6/15/29 (a)	5,094	4,429
3.80%, 9/20/31 (a) (g)	2,955	2,722
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19 (a)	2,500	2,448
Burlington Northern Santa Fe LLC 3.65%, 9/1/25, Callable 6/1/25 @ 100	7,000	6,850
3.90%, 8/1/46, Callable 2/1/46 @ 100	5,000	4,340
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	7,927	6,850
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	9,500	7,647
Continental Airlines Pass Through Trust, 4.00%, 10/29/24	2,760	2,651
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	10,354	8,742
Daimler Truck Finance North America LLC, 2.38%, 12/14/28 (a)	5,600	4,884
Delta Air Lines Pass Through Trust, 3.88%, 7/30/27	6,060	5,586
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28 (a)	2,000	1,945
FedEx Corp. 3.90%, 2/1/35	2,000	1,801
4.05%, 2/15/48, Callable 8/15/47 @ 100	6,500	5,329
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (g)	8,000	7,464
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	5,500	4,986
General Electric Co., 8.10% (LIBOR03M+333bps), 12/31/99, Callable 3/15/23 @ 100 (b) (e)	11,842	11,800

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	$13,000	$10,185
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26	9,249	8,140
Hillenbrand, Inc. 5.00%, 9/15/26, Callable 7/15/26 @ 100	10,000	9,727
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	3,150	2,655
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	8,500	7,417
Hubbell, Inc. 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,500	1,422
2.30%, 3/15/31, Callable 12/15/30 @ 100	8,500	7,023
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	3,500	3,119
JetBlue Pass Through Trust, 2.95%, 5/15/28	8,448	7,130
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	5,295	5,121
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	15,000	12,102
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	3,935	3,515
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	10,000	9,600
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	7,000	5,497
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	5,000	4,830
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	7,500	7,762
Quanta Services, Inc., 2.35%, 1/15/32, Callable 10/15/31 @ 100	5,250	4,199
Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	10,000	8,556
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 (a)	1,465	1,500
Ryder System, Inc., 3.35%, 9/1/25, MTN, Callable 8/1/25 @ 100	5,000	4,778
Spirit Airlines Pass Through Trust 4.45%, 4/1/24	1,784	1,716
4.10%, 4/1/28	9,173	8,366
3.38%, 2/15/30	7,538	6,403
The Boeing Co. 3.25%, 2/1/28, Callable 12/1/27 @ 100	4,000	3,774
3.63%, 2/1/31, Callable 11/1/30 @ 100	4,000	3,665
5.71%, 5/1/40, Callable 11/1/39 @ 100	15,000	15,353
5.81%, 5/1/50, Callable 11/1/49 @ 100	4,500	4,596
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	7,000	6,197
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	6,400	5,910
TOTE Maritime Alaska LLC (NBGA — United States Government), 6.37%, 4/15/28	5,175	5,282
TTX Co., 3.60%, 1/15/25 (a)	7,000	6,798
U.S. Airways Pass Through Trust 6.25%, 4/22/23	1,288	1,280
3.95%, 11/15/25	4,438	4,127
Union Pacific Corp. 3.38%, 2/1/35, Callable 8/1/34 @ 100	2,000	1,781
4.25%, 4/15/43, Callable 10/15/42 @ 100	5,000	4,465
United Airlines Pass Through Trust 4.30%, 8/15/25	3,016	2,869
2.90%, 5/1/28	4,394	3,694
		357,830

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Information Technology (2.7%):
Amphenol Corp., 2.20%, 9/15/31, Callable 6/15/31 @ 100	$8,875	$7,334
Broadcom, Inc. 4.00%, 4/15/29, Callable 2/15/29 @ 100 (a)	2,000	1,872
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	8,500	6,981
2.60%, 2/15/33, Callable 11/15/32 @ 100 (a)	10,000	7,861
4.93%, 5/15/37, Callable 2/15/37 @ 100 (a)	2,000	1,836
Dell International LLC/EMC Corp. 5.75%, 2/1/33, Callable 11/1/32 @ 100 (g)	700	700
3.38%, 12/15/41, Callable 6/15/41 @ 100 (a)	9,500	6,834
Global Payments, Inc. 2.90%, 11/15/31, Callable 8/15/31 @ 100	6,500	5,420
5.40%, 8/15/32, Callable 5/15/32 @ 100	1,750	1,757
HP, Inc. 3.40%, 6/17/30, Callable 3/17/30 @ 100	10,000	8,861
5.50%, 1/15/33, Callable 10/15/32 @ 100	3,000	2,947
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	4,776	4,107
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	5,950	5,216
Microsoft Corp. 3.45%, 8/8/36, Callable 2/8/36 @ 100	5,000	4,636
2.53%, 6/1/50, Callable 12/1/49 @ 100	2,000	1,426
Motorola Solutions, Inc. 2.75%, 5/24/31, Callable 2/24/31 @ 100	10,000	8,297
5.60%, 6/1/32, Callable 3/1/32 @ 100	4,000	4,066
Oracle Corp. 2.95%, 4/1/30, Callable 1/1/30 @ 100	7,000	6,163
3.85%, 7/15/36, Callable 1/15/36 @ 100	9,250	7,977
3.60%, 4/1/50, Callable 10/1/49 @ 100	4,750	3,497
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	15,985	13,250
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	8,800	7,251
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	9,000	7,703
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	7,750	5,951
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	3,000	2,830
		134,773
Materials (2.7%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100	6,000	5,968
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	7,071	6,182
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	11,500	9,193
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	8,500	6,967
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100 (a)	6,000	5,664
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	2,564	2,604
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	4,000	3,583
Commercial Metals Co. 3.88%, 2/15/31, Callable 2/15/26 @ 101.94	4,500	3,915
4.38%, 3/15/32, Callable 3/15/27 @ 102.19	2,500	2,199
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	11,601	9,479
Ecolab, Inc. 2.13%, 8/15/50, Callable 2/15/50 @ 100	5,000	3,047
2.70%, 12/15/51, Callable 6/15/51 @ 100	500	339

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Freeport-McMoRan, Inc. 4.38%, 8/1/28, Callable 8/1/23 @ 102.19	$3,500	$3,345
4.63%, 8/1/30, Callable 8/1/25 @ 102.31	2,000	1,921
Glencore Funding LLC 1.63%, 4/27/26, Callable 3/27/26 @ 100 (a)	1,500	1,352
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a) (g)	6,500	5,510
LYB International Finance III LLC 3.38%, 10/1/40, Callable 4/1/40 @ 100	1,500	1,153
4.20%, 5/1/50, Callable 11/1/49 @ 100	2,500	2,028
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100	5,000	4,165
Monsanto Co. 3.38%, 7/15/24, Callable 4/15/24 @ 100	5,000	4,823
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	3,508
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	7,500	6,208
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	10,875	7,626
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	9,937	8,232
The Dow Chemical Co. 6.30%, 3/15/33, Callable 12/15/32 @ 100 (g)	4,000	4,409
4.25%, 10/1/34, Callable 4/1/34 @ 100	4,750	4,453
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	5,000	4,569
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	5,890	5,288
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	6,000	5,092
		132,822
Real Estate (1.7%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	6,000	5,786
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	4,000	3,096
AvalonBay Communities, Inc. 3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	2,679	2,523
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	2,000	1,728
Boston Properties LP 2.55%, 4/1/32, Callable 1/1/32 @ 100	4,000	3,161
2.45%, 10/1/33, Callable 7/1/33 @ 100	5,000	3,805
Crown Castle, Inc. 2.25%, 1/15/31, Callable 10/15/30 @ 100	1,250	1,043
2.90%, 4/1/41, Callable 10/1/40 @ 100	5,000	3,667
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	8,466
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	5,000	4,127
GLP Capital LP/GLP Financing II, Inc. 4.00%, 1/15/31, Callable 10/15/30 @ 100	4,000	3,542
3.25%, 1/15/32, Callable 10/15/31 @ 100	3,617	3,011
Host Hotels & Resorts LP 3.38%, 12/15/29, Callable 9/15/29 @ 100	3,500	3,047
3.50%, 9/15/30, Callable 6/15/30 @ 100	4,150	3,560
Hudson Pacific Properties LP 3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	4,392
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	1,720
3.25%, 1/15/30, Callable 10/15/29 @ 100	9,629	7,497
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	8,500	6,140

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	$5,000	$4,843
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100 (a)	1,158	1,206
VICI Properties LP, 5.13%, 5/15/32, Callable 2/15/32 @ 100	8,000	7,700
		84,060
Utilities (4.4%):
AEP Texas, Inc., 4.70%, 5/15/32, Callable 2/15/32 @ 100	6,000	5,979
Alabama Power Co., 3.85%, 12/1/42	3,000	2,553
Ameren Corp. 1.75%, 3/15/28, Callable 1/15/28 @ 100	5,600	4,890
3.50%, 1/15/31, Callable 10/15/30 @ 100	4,250	3,902
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	8,795
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	12,000	11,192
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100	10,000	7,676
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	8,500	7,284
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	5,000	4,393
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	4,105
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	5,000	4,210
Duke Energy Indiana LLC, 3.75%, 5/15/46, Callable 11/15/45 @ 100	5,000	4,101
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	7,000	6,219
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	3,967	3,228
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	6,613
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	4,657
Entergy Texas, Inc. 3.45%, 12/1/27, Callable 9/1/27 @ 100	8,000	7,559
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	3,930
Florida Power & Light Co. 3.15%, 10/1/49, Callable 4/1/49 @ 100	8,750	6,790
2.88%, 12/4/51, Callable 6/4/51 @ 100	4,500	3,274
Gulf Power Co., 3.30%, 5/30/27, Callable 2/28/27 @ 100	5,000	4,793
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	5,475	5,069
ITC Holdings Corp. 4.95%, 9/22/27, Callable 8/22/27 @ 100 (a)	4,000	4,051
3.35%, 11/15/27, Callable 8/15/27 @ 100	2,000	1,896
MidAmerican Energy Co. 3.15%, 4/15/50, Callable 10/15/49 @ 100	7,000	5,379
2.70%, 8/1/52, Callable 2/1/52 @ 100	2,500	1,744
Mississippi Power Co., 4.25%, 3/15/42	3,168	2,745
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (a)	2,907	2,669
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100 (a)	3,750	3,211
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	4,292
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	5,131
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	4,538
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100	7,000	4,874
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	8,000	6,845
Rayburn Country Securitization LLC, 2.31%, 12/1/30 (a)	5,732	5,202
South Jersey Industries, Inc., 5.02%, 4/15/31	9,000	7,167
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	10,000	7,460
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	9,000	7,447

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Tri-State Generation & Transmission Association, Inc. 4.70%, 11/1/44, Callable 5/1/44 @ 100	$5,000	$4,093
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	7,800
WEC Energy Group, Inc., 6.72% (US0003M+211bps), 5/15/67, Callable 3/13/23 @ 100 (b)	13,000	11,092
		218,848
Total Corporate Bonds (Cost $2,537,642)		2,278,994
Yankee Dollars (11.6%)
Communication Services (0.2%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	7,000	6,252
Rogers Communications, Inc., 3.20%, 3/15/27, Callable 2/15/27 @ 100 (a)	5,000	4,705
		10,957
Consumer Discretionary (0.9%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	7,802	6,821
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)	22,000	21,545
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (a)	8,500	7,008
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (a)	5,500	5,274
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (a)	7,192	5,786
		46,434
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	9,333	8,160
Imperial Brands Finance PLC 4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	5,000	4,872
3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	5,000	4,424
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100 (a)	3,250	2,801
		20,257
Energy (0.9%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	9,250	8,438
BP Capital Markets PLC 4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100 (b) (e)	4,000	3,736
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b) (e)	9,500	9,214
Korea National Oil Corp., 2.63%, 4/18/32 (a)	6,000	5,042
Petroleos Mexicanos 5.95%, 1/28/31, Callable 10/28/30 @ 100	6,667	5,334
6.70%, 2/16/32, Callable 11/16/31 @ 100	1,500	1,246
Shell International Finance BV, 3.63%, 8/21/42	7,000	6,033
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100 (a)	3,750	4,107
		43,150
Financials (6.0%):
ABN AMRO Bank NV 4.75%, 7/28/25 (a)	6,000	5,893
4.80%, 4/18/26 (a)	8,000	7,807

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
ANZ Bank New Zealand Ltd., 5.55%, 8/11/32, Callable 8/11/27 @ 100 (a) (g)	$4,167	$4,162
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a) (b)	1,000	1,000
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100 (b)	6,500	5,280
Bank of New Zealand, 1.00%, 3/3/26 (a)	10,400	9,275
Barclays PLC 7.38% (H15T1Y+330bps), 11/2/28, Callable 11/2/27 @ 100 (b)	5,000	5,416
5.75% (H15T1Y+300bps), 8/9/33, Callable 8/9/32 @ 100 (b)	5,000	5,043
BNP Paribas SA 4.38%, 5/12/26 (a)	5,500	5,375
4.63%, 3/13/27 (a)	4,500	4,390
BPCE SA 3.50%, 10/23/27 (a)	5,000	4,628
3.25%, 1/11/28 (a)	6,000	5,540
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	7,000	6,971
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a) (g)	2,276	2,634
Commonwealth Bank of Australia 2.69%, 3/11/31 (a)	9,000	7,250
3.78%, 3/14/32 (a)	3,000	2,586
Cooperatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (b)	5,000	4,826
Credit Agricole SA, 4.13%, 1/10/27 (a)	15,000	14,562
Credit Suisse Group AG 4.55%, 4/17/26	5,000	4,614
3.87% (US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a) (b)	4,445	3,790
6.54% (SOFR+392bps), 8/12/33, Callable 8/12/32 @ 100 (a) (b)	1,608	1,550
9.02% (SOFR+502bps), 11/15/33, Callable 11/15/32 @ 100 (a) (b)	750	843
Deutsche Bank AG 4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	10,000	8,945
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100 (b)	5,000	3,953
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (b)	8,500	7,200
ING Groep NV, 3.95%, 3/29/27	14,100	13,634
Lloyds Banking Group PLC 3.75%, 1/11/27	9,000	8,579
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	5,000	4,675
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100 (b)	2,121	2,423
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (b)	8,750	6,808
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100 (a) (b)	5,000	4,783
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @ 100 (b)	5,000	5,006
Mizuho Financial Group, Inc. 3.17%, 9/11/27	5,000	4,676
2.56%, 9/13/31	5,000	4,015
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	5,000	3,975
Nationwide Building Society, 4.00%, 9/14/26 (a)	7,058	6,616
NatWest Group PLC 4.80%, 4/5/26	5,000	4,985
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	6,000	5,914

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Nomura Holdings, Inc., 5.61%, 7/6/29 (g)	$5,000	$5,083
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	3,750	3,650
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100 (a) (g)	6,000	5,212
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (b)	3,000	2,447
Societe Generale SA 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a) (b)	8,500	7,580
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100 (a) (b)	9,000	8,939
Standard Chartered PLC 7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100 (a) (b)	2,500	2,763
4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b) (g)	7,500	6,900
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31 (g)	8,500	6,925
The Bank of Nova Scotia 4.50%, 12/16/25	6,000	5,940
1.30%, 9/15/26	7,000	6,209
The Toronto-Dominion Bank 2.00%, 9/10/31	8,500	6,935
3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (b)	10,000	9,440
Washington Aircraft 1 Co. DAC, Title XI (NBGA — United States Government), 2.64%, 9/15/26	2,323	2,313
Westpac Banking Corp. 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	5,000	4,799
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	4,000	3,137
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (b)	2,000	1,566
		299,460
Health Care (0.5%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100 (a)	3,939	3,548
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	10,240	8,362
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31, Callable 12/15/30 @ 100	3,000	2,567
3.75%, 3/15/51, Callable 9/15/50 @ 100	8,000	6,272
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	5,000	4,484
		25,233
Industrials (1.5%):
Air Canada Pass Through Trust 4.13%, 5/15/25 (a)	14,563	13,478
3.60%, 3/15/27 (a)	6,707	6,104
3.75%, 12/15/27 (a)	4,119	3,644
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	3,500	3,215
Canadian National Railway Co., 2.75%, 3/1/26, Callable 12/1/25 @ 100	7,000	6,671
Canadian Pacific Railway Co., 2.45%, 12/2/31, Callable 9/2/31 @ 100	4,167	3,598
CK Hutchison International 17 II Ltd., 3.25%, 9/29/27 (a)	7,000	6,613
Ferguson Finance PLC 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	6,000	5,273
4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	3,000	2,853
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	5,000	4,666
Siemens Financieringsmaatschappij NV, 3.40%, 3/16/27 (a)	6,000	5,765

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	$7,000	$6,643
Turkish Airlines Pass Through Trust, 4.20%, 3/15/27 (a)	5,541	4,821
		73,344
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100	7,000	5,733
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100 (a)	1,765	1,809
		7,542
Materials (0.7%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	6,667	6,424
ArcelorMittal SA 6.80%, 11/29/32, Callable 8/29/32 @ 100	3,250	3,418
7.00%, 10/15/39	4,000	4,311
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	13,000	11,459
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	7,235	6,161
Teck Resources Ltd., 6.13%, 10/1/35	5,000	5,230
		37,003
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (a)	3,000	2,348
Utilities (0.2%):
Enel Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100	5,000	4,939
Enel Finance International NV 2.25%, 7/12/31, Callable 4/12/31 @ 100 (a)	5,000	3,891
7.50%, 10/14/32, Callable 7/14/32 @ 100 (a)	3,000	3,370
		12,200
Total Yankee Dollars (Cost $630,383)		577,928
Municipal Bonds (8.0%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue 1.16%, 7/1/26	910	818
1.59%, 7/1/29	1,000	843
1.84%, 7/1/31, Continuously Callable @100	2,000	1,642
		3,303
California (0.6%):
City of El Cajon Revenue Series A, 2.09%, 4/1/29	425	364
Series A, 2.19%, 4/1/30	425	357
Series A, 2.29%, 4/1/31, Continuously Callable @100	550	454
City of Riverside Revenue Series A, 2.49%, 6/1/26	1,800	1,687
Series A, 2.64%, 6/1/27	1,400	1,294
San Jose Financing Authority Revenue, 1.71%, 6/1/28	2,000	1,694

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	$10,000	$9,385
San Marcos Redevelopment Agency Successor Agency Tax Allocation Series B, 4.02%, 10/1/25	5,250	5,130
Series B, 4.47%, 10/1/29	6,500	6,310
Vista Redevelopment Agency Successor Agency Tax Allocation (INS — Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100	2,590	2,463
		29,138
Colorado (0.3%):
City & County of Denver Co. Airport System Revenue Series C, 2.14%, 11/15/29	4,500	3,871
Series C, 2.24%, 11/15/30	5,000	4,237
County of El Paso Revenue, 4.47%, 10/1/35	5,000	4,699
		12,807
Connecticut (0.5%):
City of Bridgeport, GO, Series A, 4.08%, 8/15/29, Continuously Callable @100	7,380	7,157
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @100	10,000	9,883
State of Connecticut, GO Series A, 2.35%, 7/1/26	2,415	2,266
Series A, 3.43%, 4/15/28	1,500	1,438
Series A, 2.55%, 7/1/28	2,000	1,830
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100	3,845	3,654
		26,228
Florida (0.7%):
County of Broward Florida Airport System Revenue, Series C, 2.91%, 10/1/32, Continuously Callable @100	9,500	8,175
County of Miami-Dade Aviation Revenue, Series B, 3.38%, 10/1/30, Continuously Callable @100	2,500	2,288
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	3,300	2,570
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable @100	4,080	3,526
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	13,500	11,915
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	4,250	3,991
St. Johns County IDA Revenue (INS — Assured Guaranty Municipal Corp.), Series B, 2.54%, 10/1/30, Continuously Callable @100	2,500	2,102
		34,567
Georgia (0.3%):
Athens Housing Authority Revenue 2.54%, 12/1/27	3,405	3,116
2.59%, 12/1/28	4,585	4,124
Atlanta & Fulton County Recreation Authority Revenue 3.80%, 12/15/37	2,000	1,781
4.00%, 12/15/46	1,500	1,292

See notes to financial statements.

24

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	$2,500	$2,041
Savannah Hospital Authority Revenue, Series B, 3.99%, 7/1/38	5,000	3,986
		16,340
Hawaii (0.2%):
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	1,370	1,196
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	10,725	10,115
		11,311
Idaho (0.1%):
Idaho State Building Authority Revenue Series A, 3.78%, 9/1/30, Continuously Callable @100	2,500	2,370
Series A, 3.93%, 9/1/31, Continuously Callable @100	2,120	2,016
Series A, 3.98%, 9/1/32, Continuously Callable @100	2,000	1,894
		6,280
Illinois (0.4%):
Chicago O'hare International Airport Revenue, Series D, 2.17%, 1/1/28	3,000	2,676
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	6,886
Illinois Finance Authority Revenue 3.55%, 8/15/29	2,025	1,855
3.60%, 8/15/30	3,000	2,732
State of Illinois Sales Tax Revenue Series B, 2.51%, 6/15/32, Continuously Callable @100	2,000	1,612
Series B, 2.66%, 6/15/33, Continuously Callable @100	1,500	1,201
Winnebago & Boone Counties School District No. 205 Rockford, GO, 3.80%, 12/1/26, Continuously Callable @100	4,500	4,375
		21,337
Indiana (0.2%):
Indiana Finance Authority Revenue Series A, 3.62%, 7/1/36	1,500	1,319
Series C, 4.36%, 7/15/29	4,955	4,949
Series C, 4.53%, 7/15/31	4,260	4,270
		10,538
Kansas (0.0%): (f)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%, 9/1/27	2,000	1,775
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 1.55%, 2/1/27	2,005	1,791
Series A, 4.48%, 8/1/39	3,775	3,670
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	3,500	2,865
		8,326

See notes to financial statements.

25

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Maryland (0.4%):
Maryland Economic Development Corp. Revenue Series B, 4.05%, 6/1/27	$2,290	$2,170
Series B, 4.15%, 6/1/28	2,390	2,243
Series B, 4.25%, 6/1/29	2,495	2,321
Series B, 4.35%, 6/1/30	1,325	1,227
Series B, 4.40%, 6/1/31	1,385	1,274
Maryland Stadium Authority Revenue Series C, 2.33%, 5/1/34	3,010	2,388
Series C, 2.36%, 5/1/35	3,050	2,382
Series C, 2.81%, 5/1/40	7,000	5,489
		19,494
Massachusetts (0.1%):
Massachusetts School Building Authority Revenue, Series B, 2.97%, 10/15/32, Continuously Callable @100	6,500	5,697
Michigan (0.2%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	13,000	11,270
Missouri (0.1%):
The Curators of the University of Missouri, 2.01%, 11/1/27, Continuously Callable @100	3,000	2,695
New Jersey (0.6%):
City of Atlantic, GO Series A, 4.23%, 9/1/25	2,525	2,455
Series A, 4.29%, 9/1/26	2,415	2,333
New Jersey Economic Development Authority Revenue Series C, 5.71%, 6/15/30	2,500	2,542
Series NNN, 3.77%, 6/15/31	10,000	9,088
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	2,417
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	3,845	3,404
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	1,810	1,855
Rutgers The State University of New Jersey Revenue, Series S, 1.91%, 5/1/31	2,750	2,211
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	1,030	910
		27,215
New York (0.5%):
Long Island Power Authority Revenue Series B, 3.98%, 9/1/25	2,500	2,443
Series B, 4.13%, 9/1/26	2,500	2,434
New York State Dormitory Authority Revenue Series A, 2.46%, 7/1/32	9,250	7,658
Series A, 2.51%, 7/1/33	5,000	4,079
Series B, 2.83%, 7/1/31	5,000	4,346
New York State Urban Development Corp. Revenue 1.88%, 3/15/30	2,600	2,182
2.03%, 3/15/31, Continuously Callable @100	3,500	2,902
		26,044

See notes to financial statements.

26

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Ohio (0.1%):
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Pre-refunded 11/15/24 @ 100	$5,000	$5,074
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	9,750	7,999
The University of Oklahoma Revenue Series C, 2.15%, 7/1/30	750	625
Series C, 2.30%, 7/1/31, Continuously Callable @100	1,000	823
		9,447
Pennsylvania (0.9%):
City of Pittsburgh, GO, Series B, 1.19%, 9/1/26	4,000	3,586
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	4,622
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,276
Pennsylvania Higher Educational Facilities Authority Revenue, 3.73%, 7/15/43	3,000	2,236
Pennsylvania IDA Revenue, 3.56%, 7/1/24 (a)	3,743	3,686
Public Parking Authority of Pittsburgh Revenue 2.33%, 12/1/29	895	764
2.58%, 12/1/31, Continuously Callable @100	825	691
Scranton School District, GO Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (h)	2,800	2,743
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (h)	1,410	1,381
Scranton School District, GO (INS — Build America Mutual Assurance Co.) 3.05%, 4/1/29	800	733
3.10%, 4/1/30	950	861
3.15%, 4/1/31	250	224
State Public School Building Authority Revenue 3.05%, 4/1/28	2,000	1,844
3.15%, 4/1/30	6,460	5,751
State Public School Building Authority Revenue (INS — Build America Mutual Assurance Co.), Series B-1, 4.08%, 12/1/23	1,300	1,287
The School District of Philadelphia, GO, 5.06%, 9/1/42	10,000	9,202
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Series C, 2.53%, 9/15/31	2,000	1,735
Series C, 2.58%, 9/15/32	1,000	856
Series C, 2.63%, 9/15/33	2,000	1,693
		45,171
Tennessee (0.3%):
Jackson Energy Authority Revenue 3.05%, 4/1/23	2,745	2,737
Series E, 3.20%, 4/1/24, Continuously Callable @100	3,915	3,850
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @100	8,000	7,734
		14,321

See notes to financial statements.

27

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Texas (0.8%):
Central Texas Regional Mobility Authority Revenue Series C, 1.74%, 1/1/26	$1,000	$930
Series C, 1.84%, 1/1/27	1,000	908
Series C, 2.09%, 1/1/28	1,000	893
City of Corpus Christi TX Utility System Revenue Series B, 1.49%, 7/15/27	2,000	1,771
Series B, 1.71%, 7/15/28	2,220	1,931
City of Houston TX Combined Utility System Revenue, Series D, 1.62%, 11/15/30	2,250	1,833
County of Bexar Revenue, 2.53%, 8/15/34, Continuously Callable @100	2,800	2,197
Dallas Fort Worth International Airport Revenue Series C, 1.65%, 11/1/26	1,500	1,358
Series C, 1.95%, 11/1/28	1,000	870
Series C, 2.05%, 11/1/29	1,250	1,075
Series C, 2.10%, 11/1/30	1,000	838
Harris County Cultural Education Facilities Finance Corp. Revenue 3.34%, 11/15/37	2,000	1,690
Series B, 2.17%, 5/15/23	1,000	991
Series B, 2.57%, 5/15/26	1,000	927
Series D, 2.28%, 7/1/34	6,785	5,125
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100	2,000	1,920
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	1,000	971
San Antonio Education Facilities Corp. Revenue 2.38%, 4/1/28	1,500	1,276
2.65%, 4/1/30	1,150	939
2.73%, 4/1/31	750	601
Tarrant County Cultural Education Facilities Finance Corp. Revenue 2.08%, 9/1/28	600	522
2.57%, 9/1/32, Continuously Callable @100	1,000	820
2.69%, 9/1/33, Continuously Callable @100	1,000	813
Texas Public Finance Authority Revenue 1.62%, 2/1/31	2,000	1,616
1.78%, 2/1/32, Continuously Callable @100	1,500	1,196
Texas Tech University System Revenue, 1.55%, 2/15/28	2,000	1,745
Waco Educational Finance Corp. Revenue 1.53%, 3/1/27	1,340	1,193
1.69%, 3/1/28	1,500	1,305
2.06%, 3/1/31, Continuously Callable @100	1,500	1,228
		39,482
Washington (0.1%):
Washington State University Revenue Series A, 2.24%, 10/1/28	1,800	1,573
Series A, 2.31%, 10/1/29	5,915	5,068
		6,641
Wisconsin (0.1%):
Public Finance Authority Revenue, Series WI, 3.63%, 6/1/51	6,575	4,420
Total Municipal Bonds (Cost $447,216)		398,921

See notes to financial statements.

28

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Mortgages (3.2%)
Federal Home Loan Mortgage Corp. Series K045, Class A2, 3.02%, 1/25/25	$9,110	$8,846
Series KPLB, Class A, 2.77%, 5/25/25	17,000	16,376
Series KIR1, Class A2, 2.85%, 3/25/26	12,000	11,518
Series S8FX, Class A1, 3.02%, 3/25/27	11,911	11,551
Series K068, Class A2, 3.24%, 8/25/27	4,533	4,385
Series K075, Class A2, 3.65%, 2/25/28 (c)	3,000	2,951
Series K095, Class A2, 2.79%, 6/25/29	8,750	8,141
Series K097, Class A2, 2.51%, 7/25/29	8,000	7,307
Series K096, Class A2, 2.52%, 7/25/29	9,000	8,231
Series KG02, Class A2, 2.41%, 8/25/29	9,091	8,244
Series K100, Class A2, 2.67%, 9/25/29	5,455	5,022
5.50%, 12/1/35 – 4/1/36	388	405
3.50%, 5/1/42 – 5/1/47	8,041	7,730
5.00%, 9/1/52	4,824	4,841
		105,548
Federal National Mortgage Association Series 2017-M15, Class AV2, 2.56%, 11/25/24 (c)	2,878	2,806
Series 2017-M2, Class A2, 2.77%, 2/25/27 (c)	2,281	2,178
Series 2017-M7, Class A2, 2.96%, 2/25/27 (c)	2,192	2,101
2.50%, 2/1/28-11/1/34	4,897	4,636
Series 2018-M4, Class A2, 3.06%, 3/25/28 (c)	6,361	6,112
6.50%, 4/1/31 – 3/1/32	240	258
5.00%, 6/1/33	535	547
5.50%, 9/1/35 – 5/1/38	2,799	2,924
6.00%, 5/1/36 – 8/1/37	1,009	1,075
3.50%, 4/1/48 – 2/1/50	10,719	10,202
4.00%, 4/1/48 – 2/1/50	11,154	10,915
3.00%, 2/1/50	4,878	4,488
		48,242
Government National Mortgage Association 7.00%, 5/15/23 – 7/15/32	293	305
6.50%, 6/15/23 – 10/15/31	365	380
7.50%, 6/15/26 – 8/15/29	164	170
6.00%, 9/15/28 – 1/15/33	1,011	1,044
5.50%, 4/20/33	183	192
5.00%, 8/15/33	1,100	1,132
		3,223
		157,013
Total U.S. Government Agency Mortgages (Cost $168,463)		157,013
U.S. Treasury Obligations (17.6%)
U.S. Treasury Bonds 1.13%, 5/15/40	10,000	6,664
3.88%, 8/15/40	15,000	15,445
1.38%, 11/15/40	30,000	20,742

See notes to financial statements.

29

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
1.88%, 2/15/41	$9,000	$6,760
2.25%, 5/15/41	40,000	31,887
2.75%, 8/15/42	55,000	47,076
2.75%, 11/15/42	10,000	8,541
3.13%, 2/15/43	20,000	18,134
2.88%, 5/15/43	10,000	8,702
3.38%, 5/15/44	5,000	4,692
3.00%, 11/15/44	25,000	22,047
2.50%, 2/15/45	55,000	44,344
2.50%, 2/15/46	15,000	12,052
2.25%, 8/15/46	42,950	32,796
2.88%, 11/15/46	10,000	8,609
2.75%, 11/15/47	12,000	10,086
3.13%, 5/15/48	10,000	9,027
3.38%, 11/15/48	10,000	9,452
3.00%, 2/15/49	10,000	8,845
1.25%, 5/15/50	30,000	17,634
1.63%, 11/15/50	35,000	22,652
U.S. Treasury Inflation Indexed Bonds 2.38%, 1/15/25	63,178	63,451
0.88%, 1/15/29	11,791	11,474
U.S. Treasury Notes 0.13%, 7/15/23	10,000	9,793
0.25%, 9/30/23	60,000	58,235
0.13%, 10/15/23	20,000	19,359
0.13%, 12/15/23	50,000	48,033
2.50%, 5/15/24	5,000	4,867
3.00%, 7/31/24	25,000	24,460
2.50%, 1/31/25	5,000	4,838
2.00%, 2/15/25	70,000	67,031
2.75%, 5/15/25	20,000	19,427
0.38%, 1/31/26	30,000	27,070
1.63%, 2/15/26	30,000	28,080
0.75%, 8/31/26	5,000	4,498
2.38%, 5/15/27	10,000	9,487
0.50%, 10/31/27	30,000	25,929
1.25%, 3/31/28	25,000	22,236
1.25%, 9/30/28	25,000	22,002
2.38%, 3/31/29	20,000	18,655
4.13%, 11/15/32	20,000	21,050
Total U.S. Treasury Obligations (Cost $969,146)		876,162
Commercial Paper (0.7%) (i)
Alliant Energy, 4.57%, 2/2/23 (a)	10,000	9,998
Cabot Corp., 4.54%, 2/1/23 (a)	5,000	4,999
CenterPoint Energy Resources Corp., 4.56%, 2/1/23 (a)	10,000	9,999
Southwestern Public Service Co., 4.57%, 2/2/23 (a)	10,147	10,144
Total Commercial Paper (Cost $35,144)		35,140

See notes to financial statements.

30

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.22% (j)	8,035,672	$8,036
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.21% (j)	8,035,672	8,035
Invesco Government & Agency Portfolio, Institutional Shares, 4.31% (j)	8,035,672	8,036
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.14% (j)	8,035,672	8,036
Total Collateral for Securities Loaned (Cost $32,143)		32,143
Total Investments (Cost $5,465,879) — 99.9%		4,965,807
Other assets in excess of liabilities — 0.1%		5,605
NET ASSETS — 100.00%		$4,971,412

At January 31, 2023, the Fund's investments in foreign securities were 12.0% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2023, the fair value of these securities was $1,199,420 thousands and amounted to 24.1% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2023.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2023.

(d)  Security is interest only.

(e)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f)  Amount represents less than 0.05% of net assets.

(g)  All or a portion of this security is on loan.

(h)  Put Bond.

(i)  Rate represents the effective yield at January 31, 2023.

(j)  Rate disclosed is the daily yield on January 31, 2023.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate

H15T5Y — 5 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London Interbank Offered Rate

See notes to financial statements.

31

USAA Mutual Funds Trust USAA Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

  (Unaudited)

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Title XI — The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

TSFR1M — 1 month Term SOFR, rate disclosed as of January 31, 2023.

TSFR3M — 3 month Term SOFR, rate disclosed as of January 31, 2023.

US0003M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security

USISDA05 — 5 Year ICE Swap Rate, rate disclosed as of January 31, 2023.

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2023.

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

See notes to financial statements.

32

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Income Fund
Assets:
Investments, at value (Cost $5,465,879)	$4,965,807 (a)
Foreign currency, at value (Cost $366)	366
Deposit with broker for futures contracts	2,168
Receivables:
Interest and dividends	43,584
Capital shares issued	3,181
Investments sold	476
From Adviser	70
Prepaid expenses	45
Total Assets	5,015,697
Liabilities:
Payables:
Collateral received on loaned securities	32,143
Investments purchased	6,635
Capital shares redeemed	3,049
Accrued expenses and other payables:
Investment advisory fees	1,244
Administration fees	518
Custodian fees	41
Transfer agent fees	452
Compliance fees	4
12b-1 fees	6
Other accrued expenses	193
Total Liabilities	44,285
Net Assets:
Capital	5,506,775
Total accumulated earnings/(loss)	(535,363)
Net Assets	$4,971,412
Net Assets
Fund Shares	$2,303,965
Institutional Shares	2,607,897
Class A	53,743
R6 Shares	5,807
Total	$4,971,412
Shares (unlimited number of shares authorized with no par value):
Fund Shares	200,146
Institutional Shares	226,701
Class A	4,685
R6 Shares	504
Total	432,036
Net asset value, offering and redemption price per share: (b)
Fund Shares	$11.51
Institutional Shares	11.50
Class A	11.47
R6 Shares	11.51
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$11.74

(a)  Includes $31,104 thousand of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
See notes to financial statements.

33

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA Income Fund
Investment Income:
Dividends	$1,835
Interest	95,506
Securities lending (net of fees)	239
Total Income	97,580
Expenses:
Investment advisory fees	7,803
Administration fees — Fund Shares	1,747
Administration fees — Institutional Shares	1,320
Administration fees — Class A	41
Administration fees — R6 Shares	2
Sub-Administration fees	14
12b-1 fees — Class A	68
Custodian fees	111
Transfer agent fees — Fund Shares	1,330
Transfer agent fees — Institutional Shares	1,320
Transfer agent fees — Class A	27
Transfer agent fees — R6 Shares	— (a)
Trustees' fees	25
Compliance fees	25
Legal and audit fees	53
State registration and filing fees	84
Other expenses	335
Total Expenses	14,305
Expenses waived/reimbursed by Adviser	(197)
Net Expenses	14,108
Net Investment Income (Loss)	83,472
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(40,964)
Net change in unrealized appreciation/depreciation on investment securities	(98,539)
Net realized/unrealized gains (losses) on investments	(139,503)
Change in net assets resulting from operations	$(56,031)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

34

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Income Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$83,472	$183,503
Net realized gains (losses)	(40,964)	86,461
Net change in unrealized appreciation/depreciation	(98,539)	(967,789)
Change in net assets resulting from operations	(56,031)	(697,825)
Distributions to Shareholders:
Fund Shares	(37,902)	(138,655)
Institutional Shares	(43,396)	(177,468)
Class A	(822)	(3,221)
Class C	—	(1	)(a)
R6 Shares	(100)	(386)
Change in net assets resulting from distributions to shareholders	(82,220)	(319,731)
Change in net assets resulting from capital transactions	(342,959)	(1,603,627)
Change in net assets	(481,210)	(2,621,183)
Net Assets:
Beginning of period	5,452,622	8,073,805
End of period	$4,971,412	$5,452,622

(a)  Class C activity is for the period August 1, 2021, to February 28, 2022 (date of termination).

(continues on next page)

See notes to financial statements.

35

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Income Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$69,729	$207,181
Distributions reinvested	36,371	133,855
Cost of shares redeemed	(212,519)	(513,299)
Total Fund Shares	$(106,419)	$(172,263)
Institutional Shares
Proceeds from shares issued	$240,648	$865,124
Distributions reinvested	43,317	177,229
Cost of shares redeemed	(516,667)	(2,465,421)
Total Institutional Shares	$(232,702)	$(1,423,068)
Class A
Proceeds from shares issued	$320	$1,188
Distributions reinvested	803	3,151
Cost of shares redeemed	(3,959)	(12,697)
Total Class A	$(2,836)	$(8,358)
Class C
Distributions reinvested	$—	$1	(a)
Cost of shares redeemed	—	(18	)(a)
Total Class C	$—	$(17)
R6 Shares
Proceeds from shares issued	$1,031	$3,186
Distributions reinvested	99	383
Cost of shares redeemed	(2,132)	(3,490)
Total R6 Shares	$(1,002)	$79
Change in net assets resulting from capital transactions	$(342,959)	$(1,603,627)
Share Transactions:
Fund Shares
Issued	6,169	16,135
Reinvested	3,252	10,327
Redeemed	(18,850)	(40,248)
Total Fund Shares	(9,429)	(13,786)
Institutional Shares
Issued	21,323	65,642
Reinvested	3,874	13,649
Redeemed	(45,670)	(186,510)
Total Institutional Shares	(20,473)	(107,219)
Class A
Issued	28	90
Reinvested	72	244
Redeemed	(352)	(996)
Total Class A	(252)	(662)
Class C
Reinvested	—	—	(a)(b)
Redeemed	—	(1	)(a)
Total Class C	—	(1)
R6 Shares
Issued	91	254
Reinvested	9	30
Redeemed	(187)	(278)
Total R6 Shares	(87)	6
Change in Shares	(30,241)	(121,662)

(a)  Class C activity is for the period August 1, 2021, to February 28, 2022 (date of termination).

(b)  Rounds to less than 1 thousand shares.

See notes to financial statements.

36

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Income Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$11.80	$13.83	$13.95	$13.28	$12.68	$13.20
Investment Activities:
Net investment income (loss)	0.19 (a)	0.36 (a)	0.40 (a)	0.43 (a)	0.45	0.45
Net realized and unrealized gains (losses)	(0.29)	(1.76)	0.11	0.69	0.60	(0.51)
Total from Investment Activities	(0.10)	(1.40)	0.51	1.12	1.05	(0.06)
Distributions to Shareholders from:
Net investment income	(0.19)	(0.36)	(0.40)	(0.41)	(0.45)	(0.44)
Net realized gains	—	(0.27)	(0.23)	(0.04)	— (b)	(0.02)
Total Distributions	(0.19)	(0.63)	(0.63)	(0.45)	(0.45)	(0.46)
Net Asset Value, End of Period	$11.51	$11.80	$13.83	$13.95	$13.28	$12.68
Total Return (c) (d)	(0.83)%	(10.41)%	3.75%	8.64%	8.50%	(0.47)%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.58%	0.46%	0.44%	0.50%	0.55%	0.52%
Net Investment Income (Loss) (e)	3.30%	2.78%	2.90%	3.22%	3.49%	3.40%
Gross Expenses (e) (f)	0.59%	0.46%	0.44%	0.50%	0.55%	0.52%
Supplemental Data:
Net Assets at end of period (000's)	$2,303,965	$2,472,982	$3,089,682	$3,292,322	$3,214,507	$3,055,739
Portfolio Turnover (c) (i)	7%	29%	20%	25%	13%	8%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(continues on next page)

See notes to financial statements.

37

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Income Fund
	Institutional Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$11.79	$13.82	$13.94	$13.27	$12.67	$13.19
Investment Activities:
Net investment income (loss)	0.19 (a)	0.36 (a)	0.41 (a)	0.44 (a)	0.45	0.44
Net realized and unrealized gains (losses)	(0.29)	(1.75)	0.11	0.69	0.61	(0.50)
Total from Investment Activities	(0.10)	(1.39)	0.52	1.13	1.06	(0.06)
Distributions to Shareholders from:
Net investment income	(0.19)	(0.37)	(0.41)	(0.42)	(0.46)	(0.44)
Net realized gains	—	(0.27)	(0.23)	(0.04)	— (b)	(0.02)
Total Distributions	(0.19)	(0.64)	(0.64)	(0.46)	(0.46)	(0.46)
Net Asset Value, End of Period	$11.50	$11.79	$13.82	$13.94	$13.27	$12.67
Total Return (c) (d)	(0.82)%	(10.37)%	3.80%	8.78%	8.58%	(0.41)%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.54%	0.41%	0.40%	0.45%	0.48%	0.47%
Net Investment Income (Loss) (e)	3.34%	2.81%	2.95%	3.28%	3.56%	3.46%
Gross Expenses (e) (f)	0.54%	0.41%	0.40%	0.45%	0.48%	0.47%
Supplemental Data:
Net Assets at end of period (000's)	$2,607,897	$2,914,607	$4,898,801	$4,978,740	$5,048,203	$4,629,713
Portfolio Turnover (c) (i)	7%	29%	20%	25%	13%	8%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(continues on next page)

See notes to financial statements.

38

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Income Fund
	Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$11.76	$13.79	$13.91	$13.24	$12.65	$13.16
Investment Activities:
Net investment income (loss)	0.17 (a)	0.32 (a)	0.36 (a)	0.40 (a)	0.42	0.41
Net realized and unrealized gains (losses)	(0.29)	(1.75)	0.11	0.69	0.59	(0.49)
Total from Investment Activities	(0.12)	(1.43)	0.47	1.09	1.01	(0.08)
Distributions to Shareholders from:
Net investment income	(0.17)	(0.33)	(0.36)	(0.38)	(0.42)	(0.41)
Net realized gains	—	(0.27)	(0.23)	(0.04)	— (b)	(0.02)
Total Distributions	(0.17)	(0.60)	(0.59)	(0.42)	(0.42)	(0.43)
Net Asset Value, End of Period	$11.47	$11.76	$13.79	$13.91	$13.24	$12.65
Total Return (excludes sales charges) (c) (d)	(0.95)%	(10.65)%	3.50%	8.40%	8.20%	(0.61)%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.82%	0.71%	0.70%	0.77%	0.77%	0.74%
Net Investment Income (Loss) (e)	3.06%	2.53%	2.64%	2.96%	3.28%	3.18%
Gross Expenses (e) (f)	0.86%	0.72%	0.71%	0.77%	0.77%	0.74%
Supplemental Data:
Net Assets at end of period (000's)	$53,743	$58,054	$77,209	$87,216	$95,026	$105,072
Portfolio Turnover (c) (i)	7%	29%	20%	25%	13%	8%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(continues on next page)

See notes to financial statements.

39

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Income Fund
	R6 Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$11.80	$13.83	$13.95	$13.27	$12.67	$13.19
Investment Activities:
Net investment income (loss)	0.19 (a)	0.38 (a)	0.42 (a)	0.45 (a)	0.47	0.45
Net realized and unrealized gains (losses)	(0.29)	(1.76)	0.11	0.70	0.60	(0.49)
Total from Investment Activities	(0.10)	(1.38)	0.53	1.15	1.07	(0.04)
Distributions to Shareholders from:
Net investment income	(0.19)	(0.38)	(0.42)	(0.43)	(0.47)	(0.46)
Net realized gains	—	(0.27)	(0.23)	(0.04)	— (b)	(0.02)
Total Distributions	(0.19)	(0.65)	(0.65)	(0.47)	(0.47)	(0.48)
Net Asset Value, End of Period	$11.51	$11.80	$13.83	$13.95	$13.27	$12.67
Total Return (c) (d)	(0.80)%	(10.28)%	3.90%	8.86%	8.68%	(0.32)%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.50%	0.32%	0.30%	0.37%	0.39%	0.39%
Net Investment Income (Loss) (e)	3.38%	2.93%	3.07%	3.35%	3.65%	3.56%
Gross Expenses (e) (f)	0.77%	0.45%	0.35%	0.37%	0.43%	0.58%
Supplemental Data:
Net Assets at end of period (000's)	$5,807	$6,979	$8,094	$21,794	$20,840	$18,874
Portfolio Turnover (c) (i)	7%	29%	20%	25%	13%	8%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.

40

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Income Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and R6 Shares. Effective February 28, 2022, Class C was liquidated. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

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The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board. The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$330,345	$—	$330,345
Collateralized Mortgage Obligations	—	228,870	—	228,870
Preferred Stocks	48,056	—	—	48,056
Senior Secured Loans	—	2,235	—	2,235
Corporate Bonds	—	2,278,994	—	2,278,994
Yankee Dollars	—	577,928	—	577,928
Municipal Bonds	—	398,921	—	398,921
U.S. Government Agency Mortgages	—	157,013	—	157,013
U.S. Treasury Obligations	—	876,162	—	876,162
Commercial Paper	—	35,140	—	35,140
Collateral for Securities Loaned	32,143	—	—	32,143
Total	$80,199	$4,885,608	$—	$4,965,807

As of January 31, 2023, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

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Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the Secured Overnight Financing Rate ("SOFR") or London Interbank Offered Rate ("LIBOR") and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often

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secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

The Fund did not hold futures contracts as of January 31, 2023.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts

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are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2023, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

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The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2023.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$31,104	$—	$32,143

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board. In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price. For the six months ended January 31, 2023, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$1,306	$—	$—

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$221,563	$458,341	$110,206	$50,555

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4. Affiliated Fund Ownership:

The Fund offers shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	0.4
USAA Target Retirement Income Fund	0.0	*
USAA Target Retirement 2030 Fund	0.0	*

*  Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper A Rated Bond Funds Index. The Lipper A Rated Bond Funds Index tracks the total return performance of the largest funds within the Lipper A Rated Bond Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, performance adjustments were $703, $1,047, $14, and $3 for Fund Shares, Institutional Shares, Class A, and R6 Shares, in thousands, respectively. Performance adjustments were 0.06%, 0.08%, 0.05%, and 0.11% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

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The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2023, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A and R6 Shares and are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A.

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Amounts incurred and paid to the Distributor for the six months ended January 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended January 31, 2023, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 0.52%, 0.46%, 0.77%, and 0.39% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2024	Expires 2025	Expires 2026	Total
$15	$19	$197	$231

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in

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another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

LIBOR Discontinuation Risk — The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including SOFR-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could

50

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month SOFR plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2023.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

51

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Income Fund	Victory Income Fund

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

52

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22- 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22- 1/31/23*	Annualized Expense Ratio During Period 8/1/22- 1/31/23
Fund Shares	$1,000.00	$991.70	$1,022.28	$2.91	$2.96	0.58%
Institutional Shares	1,000.00	991.80	1,022.48	2.71	2.75	0.54%
Class A	1,000.00	990.50	1,021.07	4.11	4.18	0.82%
R6 Shares	1,000.00	992.00	1,022.68	2.51	2.55	0.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

53

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Income Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

54

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements — was below the medians of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2022, and was above its Lipper index for the one-year period and below its Lipper index for the three-, five- and ten-year periods ended June 30, 2022.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees

55

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

56

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23424-0323

January 31, 2023

Semi Annual Report

USAA Short-Term Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	31
Statement of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	35
Notes to Financial Statements	39
Supplemental Information	51
Proxy Voting and Portfolio Holdings Information	51
Expense Examples	51
Advisory Contract Approval	52
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Short-Term Bond Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks high current income consistent with preservation of principal.

Asset Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (29.6%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$5,500	$4,868
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/26, Callable 1/13/24 @ 100 (a)	1,187	1,176
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 6/12/25, Callable 5/12/23 @ 100 (a)	883	880
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 8/12/23 @ 100 (a)	286	284
American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25, Callable 5/12/23 @ 100 (a)	5,375	5,352
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38 (a)	1,200	995
AMSR Trust, Series 2021-SFR1, Class B, 2.15%, 6/17/38 (a)	2,000	1,649
AMSR Trust, Series 2021-SFR1, Class A, 1.95%, 6/17/38 (a)	2,000	1,670
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100 (a)	1,000	936
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100 (a)	1,832	1,750
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	2,162	1,994
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100 (a)	1,400	1,393
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class B, 5.65%, 10/20/28, Callable 6/20/26 @ 100 (a)	2,000	2,019
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100 (a)	1,524	1,473
ARI Fleet Lease Trust, Series 2021-A, Class B, 1.13%, 3/15/30, Callable 5/15/24 @ 100 (a)	2,650	2,386
ARI Fleet Lease Trust, Series 2021-A, Class A3, 0.68%, 3/15/30, Callable 5/15/24 @ 100 (a)	2,550	2,405
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 3/15/23 @ 100 (a)	1,470	1,464
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	1,650	1,646
ARI Fleet Lease Trust, Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 5/15/25 @ 100 (a)	2,000	1,970
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27, Callable 3/15/23 @ 100 (a)	4,234	4,226
Atalaya Equipment Leasing Trust, Series 2022-1A, Class B, 2.08%, 2/15/27, Callable 10/15/24 @ 100 (a)	2,467	2,304
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27 (a)	2,500	2,568
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (a)	4,000	3,704
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class B, 4.00%, 9/20/24, Callable 10/20/23 @ 100 (a)	2,000	1,984
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25, Callable 10/20/24 @ 100 (a)	3,300	3,201
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 4/20/25 @ 100 (a)	5,000	4,726

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B, 3.33%, 3/20/24, Callable 4/20/23 @ 100 (a)	$1,715	$1,711
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class A, 3.70%, 9/20/24, Callable 10/20/23 @ 100 (a)	4,000	3,967
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.73%, 9/20/24, Callable 10/20/23 @ 100 (a)	2,500	2,471
Bank of The West Auto Trust, Series 2019-1, Class B, 2.76%, 1/15/25, Callable 8/15/23 @ 100 (a)	3,300	3,252
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 8/15/23 @ 100 (a)	1,400	1,380
Bank of The West Auto Trust, Series 2019-1, Class A4, 2.51%, 10/15/24, Callable 8/15/23 @ 100 (a)	4,150	4,126
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 10/19/23 @ 100 (a)	2,000	1,947
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 2/19/25 @ 100 (a)	3,594	3,253
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class C, 3.75%, 7/21/25, Callable 2/19/23 @ 100 (a)	1,000	999
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 10/19/23 @ 100 (a)	5,905	5,755
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	9,200	8,720
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 11/15/25 @ 100	4,719	4,180
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 4/15/24 @ 100	3,127	3,111
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 12/15/23 @ 100	5,163	5,034
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 2/15/24 @ 100	3,188	3,084
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 3/15/23 @ 100	1,923	1,919
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 4/15/24 @ 100	1,806	1,753
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 2/15/24 @ 100	3,270	3,166
CarMax Auto Owner Trust, Series 2022-A3, Class A3, 3.49%, 2/16/27, Callable 1/15/26 @ 100	2,000	1,957
CarNow Auto Receivables Trust, Series 2023-1A, Class A, 6.62%, 12/16/24, Callable 1/15/26 @ 100 (a)	1,350	1,350
CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26, Callable 12/15/23 @ 100 (a)	425	423
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	3,882	3,668
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 8/15/24 @ 100 (a)	1,888	1,643
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 9/10/25 @ 100	956	888
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 9/10/25 @ 100	1,878	1,800
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 4/15/25, Callable 5/15/25 @ 100 (a)	2,242	2,217

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 9/10/26 @ 100	$3,752	$3,588
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 9/10/26 @ 100	624	573
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 1/15/25 @ 100 (a)	943	937
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 12/8/25 @ 100	1,318	1,113
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 9/10/26 @ 100	636	586
Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 9/10/26 @ 100	1,250	1,156
Carvana Auto Receivables Trust, Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 8/10/26 @ 100	3,500	3,160
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 9/10/25 @ 100	729	675
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 8/10/26 @ 100	1,349	1,286
Carvana Auto Receivables Trust, Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 8/10/26 @ 100	1,117	1,020
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 9/10/25 @ 100	792	743
CCG Receivables Trust, Series 2019-2, Class B, 2.55%, 3/15/27, Callable 5/14/23 @ 100 (a)	3,500	3,473
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	2,837	2,500
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.39%, 1/25/28, Callable 5/25/24 @ 100 (a)	353	348
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 5/25/24 @ 100 (a)	905	893
Chesapeake Funding II LLC, Series 1A, Class A1, 0.47%, 4/15/33, Callable 10/15/23 @ 100 (a)	1,523	1,489
CNH Equipment Trust, Series 2022-A, Class A3, 2.94%, 7/15/27, Callable 11/15/25 @ 100	1,000	968
College Loan Corp. Trust, Series 2005-2, Class B, 5.32% (LIBOR03M+49bps), 1/15/37, Callable 4/15/28 @ 100 (b)	788	721
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26, Callable 9/15/23 @ 100.25 (a)	1,115	1,100
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	5,000	4,994
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.87%, 12/15/26, Callable 4/15/24 @ 100 (a)	3,630	3,629
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25 @ 100 (a)	3,503	3,454
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88%, 8/15/28, Callable 10/15/26 @ 100 (a)	2,000	1,954
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 11/15/27 @ 100 (a)	2,000	2,070
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 5/15/23 @ 100 (a)	4,557	4,557

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CPS Auto Receivables Trust, Series 2021-C, Class B, 0.84%, 7/15/25, Callable 7/15/25 @ 100 (a)	$2,750	$2,726
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 10/15/26 @ 100 (a)	1,000	1,028
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.94%, 2/18/31, Callable 4/15/25 @ 100 (a)	1,000	895
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class C, 3.06%, 3/15/29, Callable 3/15/23 @ 100 (a)	2,625	2,615
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 12/15/24 @ 100 (a)	2,000	1,931
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 3/15/23 @ 100 (a)	410	409
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	1,455	1,398
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38%, 7/15/30, Callable 11/15/24 @ 100 (a)	1,000	926
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%, 9/16/30, Callable 11/15/24 @ 100 (a)	3,000	2,715
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 6/15/23 @ 100 (a)	4,000	3,945
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class B, 1.77%, 12/17/29, Callable 4/15/24 @ 100 (a)	750	710
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	640	585
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 4/15/26 @ 100 (a)	1,000	971
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100 (a)	667	630
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 6/15/23 @ 100 (a)	748	746
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 4/20/24 @ 100 (a)	122	121
Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25, Callable 4/20/24 @ 100 (a)	1,350	1,324
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 6/22/23 @ 100 (a)	2,125	2,092
Dell Equipment Finance Trust, Series 2022-1, Class B, 2.72%, 8/23/27, Callable 8/22/24 @ 100 (a)	1,550	1,486
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 2/22/24 @ 100 (a)	2,188	2,073
Dell Equipment Finance Trust, Series 2020-2, Class C, 1.37%, 1/22/24, Callable 6/22/23 @ 100 (a)	4,000	3,933
Dell Equipment Finance Trust, Series 2020-2, Class B, 0.92%, 11/22/23, Callable 6/22/23 @ 100 (a)	3,000	2,948
Dell Equipment Finance Trust, Series 2020-2, Class A3, 0.57%, 10/23/23, Callable 6/22/23 @ 100 (a)	331	329
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100 (a)	3,000	2,517
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	3,333	2,859

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	$3,273	$2,741
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 1/20/25 @ 100 (a)	1,299	1,194
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 1/20/25 @ 100 (a)	749	683
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 7/20/25 @ 100 (a)	3,000	2,924
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	4,423	4,163
Donlen Fleet Lease Funding LLC, Series 2, Class C, 1.20%, 12/11/34 (a)	5,000	4,703
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/24 @ 100	3,308	3,240
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 3/15/28, Callable 7/15/25 @ 100 (a)	2,000	1,955
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 4/15/25 @ 100 (a)	5,350	5,202
DT Auto Owner Trust, Series 2022-2A, Class B, 4.22%, 1/15/27, Callable 7/15/25 @ 100 (a)	2,000	1,967
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 4/15/25 @ 100 (a)	3,125	2,943
Encina Equipment Finance LLC, Series 2022-1A, Class B, 5.15%, 1/16/29, Callable 5/15/25 @ 100 (a)	1,000	983
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 2/15/24 @ 100 (a)	383	378
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 2/15/24 @ 100 (a)	1,538	1,450
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/16/27, Callable 2/15/24 @ 100 (a)	713	690
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 2/15/24 @ 100 (a)	846	803
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 6/20/23 @ 100 (a)	2,050	2,012
Enterprise Fleet Financing LLC, Series 2021-1, Class A2, 0.44%, 12/21/26, Callable 6/20/24 @ 100 (a)	1,425	1,384
Enterprise Fleet Financing LLC, Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 3/20/26 @ 100 (a)	2,000	1,984
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 8/20/26 @ 100 (a)	2,000	2,043
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 1/20/28, Callable 5/20/25 @ 100 (a)	1,409	1,375
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	3,000	2,939
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (a)	2,000	1,973
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26 (a)	3,500	3,281
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26 (a)	3,750	3,760
Exeter Automobile Receivables Trust, Series 2018-3, Class D, 4.35%, 6/17/24, Callable 5/15/23 @ 100 (a)	165	165
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 12/15/24 @ 100	1,022	1,012
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11%, 8/15/25, Callable 2/15/24 @ 100 (a)	3,157	3,112

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 2/15/25 @ 100	$3,000	$2,902
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65%, 10/15/26, Callable 11/15/25 @ 100	2,000	1,963
Exeter Automobile Receivables Trust, Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 9/15/27 @ 100	1,000	1,016
First Investors Auto Owner Trust, Series 2020-1A, Class C, 2.55%, 2/17/26, Callable 12/15/23 @ 100 (a)	2,537	2,521
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 2/15/23 @ 100 (a)	3,900	3,899
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 11/15/23 @ 100 (a)	3,499	3,481
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,099	1,096
FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.89%, 8/17/38 (a)	3,000	2,611
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38 (a)	1,750	1,536
FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.79%, 8/17/38 (a)	3,000	2,661
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38 (a)	2,308	2,026
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	989	887
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	1,000	902
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 12/15/24 @ 100 (a)	2,765	2,573
Flagship Credit Auto Trust, Series 2021-3, Class B, 0.95%, 7/15/27, Callable 11/15/25 @ 100 (a)	3,300	3,114
Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25, Callable 4/15/25 @ 100 (a)	3,352	3,316
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 7/15/24 @ 100 (a)	3,000	2,941
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 2/15/25 @ 100 (a)	5,000	4,980
Flagship Credit Auto Trust, Series 2021-1, Class B, 0.68%, 2/16/27, Callable 6/15/25 @ 100 (a)	3,100	3,026
Flagship Credit Auto Trust, Series 2021-1, Class C, 0.91%, 3/15/27, Callable 6/15/25 @ 100 (a)	2,700	2,533
Flagship Credit Auto Trust, Series 2022-2, Class B, 4.76%, 5/17/27, Callable 5/15/26 @ 100 (a)	2,000	1,971
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100 (a)	5,000	4,526
Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100	720	718
Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25, Callable 6/15/23 @ 100	1,250	1,225
Ford Credit Auto Lease Trust, Series 2022-A, Class B, 3.81%, 8/15/25, Callable 11/15/24 @ 100	1,286	1,253
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	4,676
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,000	4,588
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	2,667	2,521

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class B, 0.98%, 9/15/25	$3,500	$3,401
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 5/15/24 @ 100 (a)	2,344	2,298
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 4/15/25 @ 100 (a)	1,200	1,158
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.19%, 10/15/27, Callable 11/15/25 @ 100 (a)	2,500	2,491
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 5/15/24 @ 100 (a)	179	178
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 5/15/24 @ 100 (a)	1,325	1,268
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.31%, 7/15/27, Callable 11/15/24 @ 100 (a)	5,749	5,416
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class C, 5.72%, 8/15/28, Callable 1/15/25 @ 100 (a)	2,000	1,999
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.81%, 5/15/26, Callable 11/15/24 @ 100 (a)	4,270	4,168
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class B, 2.15%, 5/17/27, Callable 4/15/25 @ 100 (a)	2,000	1,900
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28, Callable 4/15/25 @ 100 (a)	1,253	1,253
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38 (a)	1,500	1,306
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 5/15/26, Callable 2/15/24 @ 100 (a)	1,000	977
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class D, 7.48%, 4/15/27, Callable 8/15/24 @ 100 (a)	1,560	1,581
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 8/15/24 @ 100 (a)	1,250	1,233
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class B, 0.82%, 4/15/25, Callable 2/15/25 @ 100 (a)	50	49
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class B, 0.78%, 11/17/25, Callable 8/15/25 @ 100 (a)	2,750	2,686
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26, Callable 4/15/26 @ 100 (a)	1,000	966
GLS Auto Receivables Issuer Trust, Series 2022-2A, Class B, 4.70%, 9/15/26, Callable 12/15/26 @ 100 (a)	2,000	1,974
GLS Auto Receivables Issuer Trust, Series 4A, Class A, 0.84%, 7/15/25, Callable 4/15/26 @ 100 (a)	584	576
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 8/15/25 @ 100 (a)	3,611	3,422
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 2/15/25 @ 100 (a)	1,409	1,388
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 6/15/25 @ 100 (a)	3,043	2,909
GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.77%, 9/15/25, Callable 6/15/25 @ 100 (a)	3,493	3,454
GLS Auto Receivables Trust, Series 2022-1A, Class B, 2.84%, 5/15/26, Callable 5/15/26 @ 100 (a)	1,000	974
GM Financial Automobile Leasing Trust, Series 2022-2, Class B, 4.02%, 5/20/26, Callable 11/20/24 @ 100	1,250	1,224

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
GM Financial Automobile Leasing Trust, Series 2020-3, Class B, 0.76%, 10/21/24, Callable 4/20/23 @ 100	$2,000	$1,991
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	1,786	1,768
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 1/16/24 @ 100	1,500	1,459
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25 (a)	1,750	1,687
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C, 1.31%, 10/15/25 (a)	2,250	2,170
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28 (a)	5,000	4,448
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class B, 2.00%, 2/16/26, Callable 12/15/23 @ 100 (a)	1,090	1,055
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100 (a)	4,250	3,908
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000	930
Hertz Vehicle Financing III LLC, Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100 (a)	2,700	2,468
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 3/25/25, Callable 3/25/24 @ 100 (a)	2,000	1,957
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100 (a)	4,000	3,848
Hpefs Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 11/20/25 @ 100 (a)	1,200	1,178
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100 (a)	2,719	2,540
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 3/20/23 @ 100 (a)	354	354
HPEFS Equipment Trust, Series 2020-1A, Class D, 2.26%, 2/20/30, Callable 3/20/23 @ 100 (a)	2,000	1,990
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 5/20/23 @ 100 (a)	1,909	1,901
HPEFS Equipment Trust, Series 2021-1A, Class C, 0.75%, 3/20/31, Callable 2/20/24 @ 100 (a)	2,500	2,414
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 2/20/24 @ 100 (a)	4,700	4,465
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100 (a)	3,843	3,654
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 4/25/25 @ 100 (a)	473	453
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 4/25/25 @ 100 (a)	926	890
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 3/25/25 @ 100 (a)	2,709	2,614
JPMorgan Chase Bank NA, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 5/25/24 @ 100 (a)	144	142
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 4/25/25 @ 100 (a)	2,142	2,019
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 10/25/24 @ 100 (a)	386	378

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 3/25/25 @ 100 (a)	$1,016	$979
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 10/25/24 @ 100 (a)	773	755
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 10/25/24 @ 100 (a)	1,360	1,331
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 3/25/25 @ 100 (a)	1,348	1,296
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @ 100 (a)	2,000	1,904
Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.96%, 3/15/24, Callable 9/15/23 @ 100 (a)	798	794
LAD Auto Receivables Trust, Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 2/15/26 @ 100 (a)	1,600	1,568
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 5/15/25 @ 100 (a)	1,136	1,097
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 5/15/25 @ 100 (a)	5,000	4,561
LAD Auto Receivables Trust, Series 2022-1A, Class C, 6.85%, 4/15/30, Callable 2/15/26 @ 100 (a)	2,000	1,961
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 2/15/26 @ 100 (a)	1,528	1,505
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 5/15/25 @ 100 (a)	4,500	4,188
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/21/24 (a)	2,125	2,114
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	1,346	1,262
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/21/24 (a)	833	830
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	4,151	3,883
Master Credit Card Trust II, Series 2023-1A, Class C, 5.87%, 6/21/27 (a)	1,200	1,196
MMAF Equipment Finance LLC, Series 2022-A, Class A3, 3.20%, 1/13/28 (a)	2,000	1,921
MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 1/14/25 @ 100 (a)	5,000	4,598
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 3/20/26 @ 100 (a)	1,176	1,078
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 3/20/26 @ 100 (a)	1,124	1,026
MVW Owner Trust, Series 2017-1A, Class A, 2.42%, 12/20/34, Callable 8/20/23 @ 100 (a)	308	291
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 5/20/24 @ 100 (a)	3,315	3,225
Nelnet Student Loan Trust, Series 2005-3, Class B, 5.03% (LIBOR03M+28bps), 9/22/37, Callable 3/22/23 @ 100 (b)	1,048	950
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	1,466	1,224
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	4,516	3,933
NMEF Funding LLC, Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 10/15/26 @ 100 (a)	1,000	1,005
NMEF Funding LLC, Series 2021-A, Class A2, 0.81%, 12/15/27, Callable 8/15/24 @ 100 (a)	1,223	1,208
NMEF Funding LLC, Series 2021-A, Class B, 1.85%, 12/15/27, Callable 8/15/24 @ 100 (a)	4,000	3,824

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
NMEF Funding LLC, Series 2022-B, Class B, 7.12%, 6/15/29, Callable 10/15/26 @ 100 (a)	$1,000	$1,021
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 2/20/23 @ 100 (a)	1,486	1,404
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100 (a)	3,466	3,090
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25, Callable 2/10/25 @ 100 (a)	3,245	3,154
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	7,500	6,931
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A3, 0.86%, 9/10/25, Callable 5/10/25 @ 100 (a)	5,600	5,343
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 5/10/25 @ 100 (a)	8,100	7,467
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 3/10/26 @ 100 (a)	2,340	2,236
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @ 100 (a)	900	850
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 9/15/25 @ 100 (a)	1,567	1,503
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 3/15/24 @ 100 (a)	930	903
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 9/15/25 @ 100 (a)	1,637	1,508
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 3/15/24 @ 100 (a)	857	848
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, 5.17%, 2/15/28, Callable 10/15/26 @ 100 (a)	1,000	994
Pawneee Equipment Receivables Series LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable 10/15/26 @ 100 (a)	1,000	1,002
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100 (a)	1,000	989
PenFed Auto Receivables Owner Trust, Series 2022-A, Class C, 4.83%, 12/15/28, Callable 3/15/26 @ 100 (a)	1,333	1,320
PenFed Auto Receivables Owner Trust, Series 2022-A, Class B, 4.60%, 12/15/28, Callable 3/15/26 @ 100 (a)	1,549	1,530
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable 3/15/26 @ 100 (a)	912	902
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 3/15/23 @ 100 (a)	1,778	1,775
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 11/15/23 @ 100 (a)	2,440	2,423
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 5/15/23 @ 100 (a)	5,000	4,968
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38 (a)	2,400	2,119
Progress Residential Trust, Series 2021-SFR4, Class B, 1.81%, 5/17/38 (a)	4,500	4,019
Progress Residential Trust, Series 2021-SFR5, Class C, 1.81%, 7/17/38 (a)	1,500	1,314
Progress Residential Trust, Series 2021-SFR2, Class B, 1.80%, 4/19/38, Callable 4/17/24 @ 100 (a)	6,850	6,084
Progress Residential Trust, Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100 (a)	2,813	2,451
See notes to financial statements.

12

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.45%, 12/15/32, Callable 11/15/26 @ 100 (a)	$958	$958
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.99%, 12/15/32, Callable 11/15/26 @ 100 (a)	2,874	2,875
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable 11/15/26 @ 100 (a)	2,812	2,813
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable 2/15/26 @ 100 (a)	1,621	1,607
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable 2/15/26 @ 100 (a)	1,499	1,472
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100 (a)	2,699	2,636
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 11/15/25 @ 100 (a)	3,373	3,297
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 2/15/26 @ 100 (a)	1,497	1,488
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 7/15/25 @ 100 (a)	373	361
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 7/15/25 @ 100 (a)	1,478	1,429
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 4/15/25 @ 100 (a)	7,400	7,112
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 6/20/24 @ 100 (a)	1,750	1,655
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 6/20/24 @ 100 (a)	2,188	2,056
Santander Retail Auto Lease Trust, Series 2021-B, Class B, 0.84%, 6/20/25, Callable 4/20/24 @ 100 (a)	5,000	4,747
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24 @ 100 (a)	4,000	3,830
SCF Equipment Leasing LLC, Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 10/20/29 @ 100 (a)	429	438
SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 10/20/29 @ 100 (a)	785	794
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 10/20/29 @ 100 (a)	1,319	1,261
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 9/20/24 @ 100 (a)	3,489	3,418
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 9/20/24 @ 100 (a)	3,824	3,655
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 9/20/24 @ 100 (a)	2,900	2,692
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 11/20/24 @ 100 (a)	2,000	1,934
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class B, 2.45%, 3/25/26, Callable 4/25/23 @ 100 (a)	214	213
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class C, 2.85%, 3/25/26, Callable 4/25/23 @ 100 (a)	306	304
Sierra Timeshare Receivables Funding LLC, Series 1A, Class A, 3.20%, 1/20/36, Callable 12/20/23 @ 100 (a)	1,190	1,140
Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 2.34%, 8/20/36, Callable 6/20/24 @ 100 (a)	2,432	2,336

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100	$880	$857
Synchrony Credit Card Master Note Trust, Series 2018-2, Class B, 3.67%, 5/15/26	510	508
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	5,000	4,976
Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24, Callable 3/20/23 @ 100 (a)	2,750	2,744
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 5/23/23 @ 100 (a)	1,507	1,497
Tricolor Auto Securitization Trust, Series 2021-1A, Class B, 1.00%, 6/17/24, Callable 5/15/24 @ 100 (a)	2,176	2,172
Tricon Residential Trust, Series 2022-SFR1, Class B, 4.20%, 4/17/39 (a)	1,000	949
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 2/17/23 @ 100 (a)	1,355	1,266
Unify Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 1/15/25 @ 100 (a)	3,000	2,809
Unify Auto Receivables Trust, Series 2021-1A, Class A4, 0.98%, 7/15/26, Callable 1/15/25 @ 100 (a)	3,000	2,876
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable 2/10/27 @ 100 (a)	4,000	3,996
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	6,500	5,807
Volvo Financial Equipment LLC, Series 2020-1A, Class A4, 0.60%, 3/15/28, Callable 6/15/24 @ 100 (a)	1,750	1,656
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35, Callable 1/20/24 @ 100 (a)	2,034	1,904
Westlake Automobile Receivables Trust, Series 2022-3A, Class C, 6.44%, 12/15/27, Callable 7/15/26 @ 100 (a)	2,000	2,035
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 5/15/23 @ 100 (a)	4,000	3,979
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/25, Callable 12/15/23 @ 100 (a)	1,305	1,301
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 5/15/25 @ 100 (a)	1,000	918
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 12/15/25 @ 100 (a)	1,429	1,401
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 12/15/25 @ 100 (a)	800	784
Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 2/15/26 @ 100 (a)	1,000	1,001
Wheels Fleet Lease Funding 1 LLC, Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 9/18/24 @ 100 (a)	1,672	1,632
Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29, Callable 3/20/24 @ 100 (a)	3,250	3,121
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A4, 3.34%, 6/15/27	1,500	1,468
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/27, Callable 3/15/25 @ 100	2,750	2,490
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26, Callable 7/15/24 @ 100	5,750	5,576
Total Asset-Backed Securities (Cost $728,979)		697,046

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (7.1%)
Annisa CLO Ltd., Series 2016-2, Class AR, 5.91% (LIBOR03M+110bps), 7/20/31, Callable 4/20/29 @ 100 (a) (b)	$3,000	$2,973
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40 (a) (c)	2,000	1,759
BBCMS Mortgage Trust, Series 2020-BID, Class B, 7.00% (LIBOR01M+254bps), 10/15/37 (a) (b)	5,000	4,837
BBCMS Mortgage Trust, Series 2020-BID, Class A, 6.60% (LIBOR01M+214bps), 10/15/37 (a) (b)	3,000	2,929
BPR Trust, Series 2021-TY, Class A, 5.51% (LIBOR01M+105bps), 9/15/38 (a) (b)	3,731	3,567
BPR Trust, Series 2021-TY, Class D, 6.81% (LIBOR01M+235bps), 9/15/38 (a) (b)	1,313	1,234
BPR Trust, Series 2021-TY, Class C, 6.16% (LIBOR01M+170bps), 9/15/38 (a) (b)	2,712	2,547
BPR Trust, Series 2022-OANA, Class B, 6.93% (TSFR1M+245bps), 4/15/37 (a) (b)	3,000	2,947
BPR Trust, Series 2022-STAR, Class A, 7.71% (TSFR1M+323bps), 8/15/24 (a) (b)	1,000	997
BPR Trust, Series 2021-TY, Class B, 5.61% (LIBOR01M+115bps), 9/15/38 (a) (b)	750	704
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.41% (LIBOR01M+85bps), 9/15/36 (a) (b)	2,500	2,411
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 5.84% (LIBOR01M+125bps), 10/15/36 (a) (b)	566	559
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.04% (LIBOR01M+145bps), 10/15/36 (a) (b)	2,601	2,551
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (a)	2,750	2,728
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	7,600	7,439
Columbia Cent CLO 32 Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 7/24/29 @ 100 (a)	1,000	924
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	3,366	3,159
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.23%, 10/15/45, Callable 2/15/23 @ 100 (c) (d)	13,056	1
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a) (c)	14,610	13,975
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	6,550	6,307
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100 (a)	5,620	5,251
COMM Mortgage Trust, Series 2020-CBM, Class B, 3.10%, 2/10/37, Callable 2/10/25 @ 100 (a)	5,000	4,627
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100 (a)	6,875	6,309
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class A, 2.39%, 7/15/31 (a)	2,500	2,172
Extended Stay America Trust, Series 2021-ESH, Class A, 5.54% (LIBOR01M+108bps), 7/15/38 (a) (b)	1,952	1,919
Extended Stay America Trust, Series 2021-ESH, Class C, 6.16% (LIBOR01M+170bps), 7/15/38 (a) (b)	2,440	2,384
Extended Stay America Trust, Series 2021-ESH, Class B, 5.84% (LIBOR01M+138bps), 7/15/38 (a) (b)	759	742
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.50%, 12/25/49, Callable 12/25/23 @ 100 (a) (c)	4,935	4,829

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class A, 3.42%, 10/10/32 (a)	$1,028	$991
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	13,530	12,882
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, 2/10/37, Callable 2/10/25 @ 100 (a)	2,000	1,852
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	11,824	10,996
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (a)	2,000	1,815
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.12%, 1/15/46, Callable 7/15/23 @ 100 (c)	4,212	4,160
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.37%, 12/15/47	1,748	1,739
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47 (c)	4,550	4,486
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.12%, 1/15/46, Callable 7/15/23 @ 100 (c)	1,132	1,111
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 5.41% (LIBOR01M+95bps), 5/15/36 (a) (b)	2,000	1,978
Life Mortgage Trust, Series 2021-BMR, Class B, 5.34% (LIBOR01M+88bps), 3/15/38 (a) (b)	2,949	2,856
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 5.76% (LIBOR01M+130bps), 12/15/36 (a) (b)	3,846	3,525
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 5.48% (LIBOR03M+80bps), 2/20/28, Callable 2/20/23 @ 100 (a) (b)	1,369	1,363
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 6.03% (LIBOR03M+135bps), 2/20/28, Callable 2/20/23 @ 100 (a) (b)	4,600	4,553
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 5 .71% (LIBOR03M+90bps), 4/20/29, Callable 4/20/23 @ 100 (a) (b)	803	797
Race Point CLO Ltd., Series 2016-10A, Class A1R, 5.92% (LIBOR03M+110bps), 7/25/31, Callable 1/25/29 @ 100 (a) (b)	4,437	4,377
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 6/25/24 @ 100 (a) (c)	597	540
SREIT Trust, Series 2021-MFP2, Class C, 5.83% (US0001M+137bps), 11/15/36 (a) (b)	2,000	1,929
SREIT Trust, Series 2021-MFP2, Class B, 5.63% (LIBOR01M+117bps), 11/15/36 (a) (b)	2,000	1,940
Stratus CLO Ltd., Series 2021-3A, Class A, 5.76% (LIBOR03M+95bps), 12/29/29, Callable 4/20/27 @ 100 (a) (b)	1,720	1,705
Stratus CLO Ltd., Series 2021-3A, Class B, 6.36% (LIBOR03M+155bps), 12/29/29, Callable 4/20/27 @ 100 (a) (b)	1,643	1,602
TTAN, Series 2021-MHC, Class C, 5.81% (LIBOR01M+140bps), 3/15/38 (a) (b)	2,958	2,877
TTAN, Series 2021-MHC, Class D, 6.21% (LIBOR01M+180bps), 3/15/38 (a) (b)	1,183	1,145
TTAN, Series 2021-MHC, Class B, 5.56% (LIBOR01M+115bps), 3/15/38 (a) (b)	2,197	2,142
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100 (c)	2,000	1,990
Total Collateralized Mortgage Obligations (Cost $176,892)		168,132

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII, 11.17% (LIBOR03M+637bps), 10/30/40 (b)	200,000	$5,744
Total Preferred Stocks (Cost $5,470)		5,744
Senior Secured Loans (0.7%)
Celanese US Holdings LLC, Delayed Term Loan, First Lien, 10/31/23 (e)	$4,000	3,990
Delos Finance S.A.R.L., Loans, First Lien, 6.48% (LIBOR03M+175bps), 10/6/23 (b)	10,000	9,997
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.56% (LIBOR03M+375bps), 10/20/27 (b)	1,425	1,472
Total Senior Secured Loans (Cost $15,458)		15,459
Corporate Bonds (40.1%)
Communication Services (0.8%):
Endeavor Energy Resources LP, 5.75%, 1/30/28, Callable 3/13/23 @ 102.88 (a)	1,000	988
Magallanes, Inc., 3.64%, 3/15/25 (a)	4,000	3,858
Sprint Corp., 7.88%, 9/15/23	4,000	4,059
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 3/20/25, Callable 3/20/24 @ 100 (a)	5,821	5,770
TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38 (a)	3,000	2,914
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/21/23 @ 102.38	2,641	2,623
		20,212
Consumer Discretionary (2.9%):
Association of American Medical Colleges 2.27%, 10/1/25	4,145	3,809
2.39%, 10/1/26	4,275	3,828
BMW US Capital LLC, 3.25%, 4/1/25 (a) (f)	2,000	1,944
Duke University Health System, Inc., 2.26%, 6/1/26	700	639
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	5,000	5,087
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	2,300	2,056
Howard University 2.80%, 10/1/23	1,000	972
2.42%, 10/1/24	1,350	1,267
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 3/13/23 @ 103.47 (a)	5,718	5,320
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 3/13/23 @ 102.81	4,970	4,880
Newell Brands, Inc., 4.45%, 4/1/26, Callable 1/1/26 @ 100	1,800	1,710
Nissan Motor Acceptance Co. LLC, 2.00%, 3/9/26, Callable 2/9/26 @ 100 (a)	6,717	5,955
Nordstrom, Inc., 2.30%, 4/8/24, Callable 2/27/23 @ 100	10,000	9,484
QVC, Inc., 4.45%, 2/15/25, Callable 11/15/24 @ 100	10,450	8,910
Smithsonian Institution, 0.97%, 9/1/23	1,400	1,366
Toll Brothers Finance Corp. 4.38%, 4/15/23, Callable 3/13/23 @ 100	5,169	5,154
4.88%, 3/15/27, Callable 12/15/26 @ 100	250	244
Volkswagen Group of America Finance LLC, 3.13%, 5/12/23 (a)	5,000	4,974
		67,599

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (1.1%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 3/13/23 @ 100 (a)	$5,000	$4,782
Central Garden & Pet Co., 5.13%, 2/1/28, Callable 3/13/23 @ 102.56 (f)	3,000	2,858
Darling Ingredients, Inc., 5.25%, 4/15/27, Callable 2/21/23 @ 102.63 (a)	6,885	6,714
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25 (a)	1,643	1,654
Walmart, Inc. 2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	4,893
3.55%, 6/26/25, Callable 4/26/25 @ 100	5,000	4,941
		25,842
Energy (8.0%):
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	4,250	4,212
Continental Resources, Inc. 4.50%, 4/15/23, Callable 3/13/23 @ 100	6,482	6,465
3.80%, 6/1/24, Callable 3/1/24 @ 100	9,171	8,994
DCP Midstream Operating LP 3.88%, 3/15/23, Callable 3/13/23 @ 100	4,814	4,805
5.38%, 7/15/25, Callable 4/15/25 @ 100	3,000	3,000
5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a) (b) (f)	3,500	3,461
Devon Energy Corp., 5.25%, 10/15/27, Callable 2/21/23 @ 102.63	13,330	13,418
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	10,000	9,830
Energy Transfer LP 6.75%, Callable 5/15/25 @ 100 (g)	333	314
7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100 (b) (g)	2,300	2,091
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100 (b) (f) (g)	1,567	1,477
4.90%, 2/1/24, Callable 11/1/23 @ 100	5,326	5,306
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100	5,000	4,864
Gray Oak Pipeline LLC 2.00%, 9/15/23 (a)	8,334	8,131
2.60%, 10/15/25, Callable 9/15/25 @ 100 (a)	1,171	1,073
HF Sinclair Corp. 2.63%, 10/1/23 (f)	3,803	3,730
5.88%, 4/1/26, Callable 1/1/26 @ 100	6,990	7,047
Laredo Petroleum, Inc., 9.50%, 1/15/25, Callable 3/13/23 @ 102.38	5,000	5,045
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	12,200	11,916
MPLX LP, 6.88% (LIBOR03M+465bps), Callable 2/15/23 @ 100 (b) (g)	9,850	9,845
Murphy Oil Corp., 5.88%, 12/1/27, Callable 3/13/23 @ 102.94	8,000	7,888
Ovintiv Exploration, Inc., 5.38%, 1/1/26, Callable 10/1/25 @ 100	5,272	5,307
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 3/13/23 @ 102.06 (a)	8,699	8,324
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25, Callable 3/13/23 @ 101.81	2,270	2,262
PDC Energy, Inc. 6.13%, 9/15/24, Callable 3/13/23 @ 100	2,498	2,485
5.75%, 5/15/26, Callable 3/13/23 @ 102.88	4,002	3,870
SM Energy Co., 5.63%, 6/1/25, Callable 3/13/23 @ 100.94	5,000	4,902
Southwestern Energy Co., 5.70%, 1/23/25, Callable 10/23/24 @ 100	4,829	4,791
Talos Production, Inc., 12.00%, 1/15/26, Callable 2/27/23 @ 106	2,000	2,121
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27, Callable 3/13/23 @ 104.88	7,772	7,947

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Transocean Proteus Ltd., 6.25%, 12/1/24, Callable 2/16/23 @ 101.04 (a)	$1,676	$1,693
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 3/13/23 @ 102.69 (a)	6,350	6,148
Western Midstream Operating LP, 3.35%, 2/1/25, Callable 1/1/25 @ 100	11,953	11,412
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	5,263	5,324
		189,498
Financials (15.6%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 (f)	3,111	3,283
AmTrust Financial Services, Inc., 6.13%, 8/15/23	14,342	14,301
Antares Holdings LP 6.00%, 8/15/23, Callable 7/15/23 @ 100 (a)	3,500	3,490
8.50%, 5/18/25, Callable 4/18/25 @ 100 (a)	2,265	2,311
Ares Capital Corp. 3.50%, 2/10/23 (f)	2,309	2,308
3.25%, 7/15/25, Callable 6/15/25 @ 100	5,000	4,707
Assurant, Inc., 4.20%, 9/27/23, Callable 8/27/23 @ 100	3,800	3,770
Athene Global Funding, 1.20%, 10/13/23 (a)	5,000	4,857
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	7,495	7,434
Blackstone Private Credit Fund 1.75%, 9/15/24	3,500	3,268
2.35%, 11/22/24	5,000	4,685
4.70%, 3/24/25 (f)	2,000	1,941
7.05%, 9/29/25 (a)	4,000	4,057
2.63%, 12/15/26, Callable 11/15/26 @ 100	2,308	1,985
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	10,000	9,797
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	11,196	10,685
Capital One Financial Corp., 5.47%, 2/1/29, Callable 2/1/28 @ 100	2,000	2,012
CIT Group, Inc., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (b)	1,000	943
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	1,250	1,180
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27	1,170	1,119
F&G Global Funding, 5.15%, 7/7/25 (a)	2,000	1,971
Fifth Third Bancorp, 4.50%, Callable 9/30/25 @ 100 (f) (g)	2,000	1,936
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	10,871	10,300
First Financial Bancorp, 5.13%, 8/25/25	9,000	8,709
First Horizon National Corp., 3.55%, 5/26/23, Callable 4/26/23 @ 100	5,000	4,970
FNB Corp., 2.20%, 2/24/23	9,994	9,956
Ford Motor Credit Co. LLC 3.38%, 11/13/25, Callable 10/13/25 @ 100	3,000	2,794
6.95%, 3/6/26, Callable 2/6/26 @ 100	3,000	3,068
FS KKR Capital Corp. 4.63%, 7/15/24, Callable 6/15/24 @ 100 (f)	2,250	2,211
1.65%, 10/12/24	2,119	1,965
4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)	5,600	5,299
3.40%, 1/15/26, Callable 12/15/25 @ 100	4,000	3,655
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	9,318	8,880
GA Global Funding Trust, 1.63%, 1/15/26 (a)	2,500	2,258

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Hilltop Holdings, Inc. 5.00%, 4/15/25, Callable 1/15/25 @ 100	$5,000	$4,841
5.75% (SOFR+568bps), 5/15/30, Callable 5/15/25 @ 100 (b)	5,000	4,986
Luther Burbank Corp., 6.50%, 9/30/24, Callable 8/31/24 @ 100 (a) (f)	2,500	2,507
Main Street Capital Corp. 5.20%, 5/1/24	11,700	11,642
3.00%, 7/14/26, Callable 6/14/26 @ 100	3,500	3,084
MB Financial Bank NA, 6.63% (LIBOR03M+187bps), 12/1/27, Callable 3/1/23 @ 100 (b)	3,000	2,998
Mobr-04 LLC (LOC — Compass Bank), 5.28%, 9/1/24 (h)	2,900	2,900
National General Holdings Corp., 6.75%, 5/15/24 (a)	4,000	4,140
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b) (f)	8,242	8,127
OneMain Finance Corp. 5.63%, 3/15/23	1,000	999
8.25%, 10/1/23	2,555	2,593
OWL Rock Core Income Corp. 5.50%, 3/21/25 (a)	3,000	2,929
5.50%, 3/21/25	2,000	1,952
7.75%, 9/16/27, Callable 8/16/27 @ 100 (a)	2,677	2,696
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19 (a)	3,167	3,184
ProAssurance Corp., 5.30%, 11/15/23	14,000	13,925
Prudential Financial, Inc., 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	11,014	10,950
Radian Group, Inc. 4.50%, 10/1/24, Callable 7/1/24 @ 100	6,349	6,164
6.63%, 3/15/25, Callable 9/15/24 @ 100	2,744	2,748
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (b) (f) (g)	7,786	7,721
Reliance Standard Life Global Funding II, 3.85%, 9/19/23 (a)	5,000	4,947
RLI Corp., 4.88%, 9/15/23	3,000	2,991
SCE Recovery Funding LLC, 0.86%, 11/15/31	8,663	7,384
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	11,650	10,979
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100 (a)	1,500	1,346
Sterling Bancorp, 4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (b)	8,750	8,200
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	1,291	1,024
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100	3,000	2,987
Synchrony Financial 4.88%, 6/13/25, Callable 5/13/25 @ 100	2,000	1,962
3.95%, 12/1/27, Callable 9/1/27 @ 100	2,000	1,850
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	6,188	6,129
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	6,000	5,454
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100 (b) (g)	4,000	3,914
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (b)	13,590	13,281
TIAA FSB Holdings, Inc., 9.47% (LIBOR03M+470bps), 3/15/26, Callable 3/13/23 @ 100 (b)	5,718	5,719

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Toyota Motor Credit Corp., 4.80%, 1/10/25	$2,000	$2,007
Truist Financial Corp. 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100 (b) (g)	8,000	7,921
4.25%, 9/30/24	1,955	1,918
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	6,500	5,973
United Financial Bancorp, Inc., 5.75%, 10/1/24	8,120	7,885
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @ 100 (a)	1,058	1,009
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	5,500	5,393
		367,464
Health Care (0.6%):
CommonSpirit Health, 6.07%, 11/1/27, Callable 8/1/27 @ 100	2,500	2,609
HCA, Inc., 7.50%, 12/15/23	2,131	2,163
Hikma Finance USA LLC, 3.25%, 7/9/25	10,000	9,394
		14,166
Industrials (3.8%):
American Airlines Pass Through Trust 4.40%, 9/22/23	5,706	5,585
4.38%, 6/15/24 (a)	3,910	3,676
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	5,000	4,903
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 2/27/23 @ 102.19 (a)	11,245	10,777
Continental Airlines Pass Through Trust, 4.00%, 10/29/24 (f)	8,768	8,421
Daimler Trucks Finance North America LLC, 3.50%, 4/7/25 (a)	3,000	2,907
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28	4,253	3,707
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100	3,000	2,935
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23, Callable 2/21/23 @ 100 (f)	2,500	2,439
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (a)	9,000	9,097
Regal Rexnord Corp. 6.05%, 2/15/26 (a)	3,000	3,045
6.05%, 4/15/28, Callable 3/15/28 @ 100 (a)	2,000	2,028
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	9,500	9,340
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24	10,018	9,634
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	3,142	2,922
United Airlines Pass Through Trust 4.15%, 4/11/24	4,523	4,409
4.88%, 1/15/26	744	722
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75 (a)	2,100	2,158
		88,705
Information Technology (0.6%):
Global Payments, Inc. 3.75%, 6/1/23, Callable 3/13/23 @ 100	1,401	1,393
1.50%, 11/15/24, Callable 10/15/24 @ 100	3,000	2,815
Skyworks Solutions, Inc. 0.90%, 6/1/23, Callable 2/27/23 @ 100	5,000	4,922
1.80%, 6/1/26, Callable 5/1/26 @ 100	5,000	4,463
Western Digital Corp., 4.75%, 2/15/26, Callable 11/15/25 @ 100	1,500	1,449
		15,042

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Materials (2.2%):
Amcor Flexibles North America, Inc., 4.00%, 5/17/25, Callable 4/17/25 @ 100	$1,000	$979
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100 (a)	3,000	2,832
Berry Global, Inc., 4.88%, 7/15/26, Callable 3/13/23 @ 102.44 (a)	13,784	13,420
Celanese US Holdings LLC 5.90%, 7/5/24	2,000	2,012
6.05%, 3/15/25 (f)	2,000	2,015
Cleveland-Cliffs, Inc., 6.75%, 3/15/26, Callable 3/13/23 @ 105.06 (a)	1,000	1,015
Freeport-McMoRan, Inc. 5.00%, 9/1/27, Callable 3/13/23 @ 102.5	8,808	8,735
4.38%, 8/1/28, Callable 8/1/23 @ 102.19	14,000	13,378
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100 (a)	5,000	4,507
Nucor Corp., 3.95%, 5/23/25	2,000	1,972
Steel Dynamics, Inc., 5.00%, 12/15/26, Callable 3/13/23 @ 101.67	1,000	992
		51,857
Real Estate (3.5%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	11,745	11,326
American Tower Trust, 3.07%, 3/15/23, Callable 3/13/23 @ 100 (a)	3,760	3,744
Boston Properties LP, 6.75%, 12/1/27, Callable 11/1/27 @ 100	2,000	2,119
GLP Capital, LP GLP Financing II, Inc., 5.38%, 11/1/23	6,000	6,006
LXP Industrial Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100 (f)	4,000	3,914
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 3/13/23 @ 102.5 (f)	21,401	18,096
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN (i)	2,950	3,210
Newmark Group, Inc., 6.13%, 11/15/23, Callable 10/15/23 @ 100	14,000	14,037
Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	1,472	1,464
Realty Income Corp., 5.05%, 1/13/26, Callable 1/13/24 @ 100	2,000	2,004
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23, Callable 9/15/23 @ 100	2,200	2,180
SBA Tower Trust 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	6,923	6,544
1.88%, 1/15/26, Callable 1/15/25 @ 100 (a)	3,500	3,146
6.60%, 1/15/28, Callable 1/15/27 @ 100 (a)	842	877
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 3/13/23 @ 100.88 (a)	4,136	3,936
		82,603
Utilities (1.0%):
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	5,000	5,021
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	4,299	4,262
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 3/13/23 @ 100	3,630	3,624
Vistra Operations Co. LLC 3.55%, 7/15/24, Callable 6/15/24 @ 100 (a)	8,675	8,381
5.13%, 5/13/25 (a)	2,000	1,964
		23,252
Total Corporate Bonds (Cost $981,176)		946,240

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (9.1%)
Communication Services (0.4%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	$8,000	$8,003
Consumer Discretionary (0.4%):
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	4,000	3,933
Stellantis NV, 5.25%, 4/15/23	6,352	6,348
		10,281
Consumer Staples (0.2%):
Imperial Brands Finance PLC, 4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	1,075	1,048
Leviathan Bond Ltd., 5.75%, 6/30/23, Callable 3/30/23 @ 100 (a)	4,500	4,490
		5,538
Energy (1.3%):
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b) (g)	4,500	4,364
Galaxy Pipeline Assets Bidco Ltd. 1.75%, 9/30/27 (a)	2,030	1,886
2.16%, 3/31/34 (a) (f)	693	600
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	5,396	4,965
Lundin Energy Finance BV, 2.00%, 7/15/26, Callable 6/15/26 @ 100 (a)	5,000	4,536
Petroleos Mexicanos, 8.63%, 12/1/23	1,500	1,514
Var Energi ASA 5.00%, 5/18/27, Callable 4/18/27 @ 100 (a)	3,000	2,893
7.50%, 1/15/28, Callable 12/15/27 @ 100 (a)	7,333	7,726
Woodside Finance Ltd., 3.65%, 3/5/25, Callable 12/5/24 @ 100 (a)	1,240	1,203
		29,687
Financials (3.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	5,000	4,875
Avolon Holdings Funding Ltd. 2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	10,000	9,373
2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	4,250	3,797
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santander, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a) (b)	5,130	5,131
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	10,085	10,104
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (b)	4,199	4,199
Barclays PLC, 7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100 (b)	2,000	2,100
BAT International Finance PLC 1.67%, 3/25/26, Callable 2/25/26 @ 100	6,000	5,416
4.45%, 3/16/28, Callable 2/16/28 @ 100	4,000	3,830
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25 (a)	3,000	2,959
Lloyds Banking Group PLC, 4.58%, 12/10/25	1,000	979
NatWest Group PLC 6.10%, 6/10/23	1,640	1,637
7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100 (b)	3,000	3,174
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @ 100 (a)	2,000	1,869
ORIX Corp., 5.00%, 9/13/27 (f)	3,000	3,060
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	9,087	8,843

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Santander UK Group Holdings PLC, 6.53%, 1/10/29, Callable 1/10/28 @ 100	$4,000	$4,174
Standard Chartered PLC, 6.30%, 1/9/29, Callable 1/9/28 @ 100 (a)	2,000	2,083
VEON Holdings BV, 5.95%, 2/13/23	10,000	9,613
		87,216
Industrials (1.3%):
Air Canada Pass Through Trust 5.00%, 12/15/23 (a)	787	762
4.13%, 5/15/25 (a)	12,895	11,935
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	5,000	4,960
Avolon Holdings Funding Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100 (a)	5,000	4,849
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	10,000	8,949
		31,455
Information Technology (0.3%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100 (a)	4,677	4,794
SK Hynix, Inc., 6.25%, 1/17/26 (a)	3,000	3,036
		7,830
Materials (1.4%):
Alcoa Nederland Holding BV, 5.50%, 12/15/27, Callable 6/15/23 @ 102.75 (a)	4,333	4,287
ArcelorMittal SA, 6.55%, 11/29/27, Callable 10/29/27 @ 100	3,500	3,653
OCI NV, 4.63%, 10/15/25, Callable 3/13/23 @ 102.31 (a)	6,740	6,566
POSCO 4.38%, 8/4/25 (a)	2,000	1,958
5.75%, 1/17/28 (a)	250	258
Syngenta Finance NV 4.44%, 4/24/23, Callable 3/24/23 @ 100 (a)	7,835	7,812
4.89%, 4/24/25, Callable 2/24/25 @ 100 (a)	5,839	5,735
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100 (a)	2,000	1,958
		32,227
Utilities (0.1%):
Enel SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a) (b)	2,000	2,020
Total Yankee Dollars (Cost $220,348)		214,257
Municipal Bonds (5.5%)
Alabama (0.1%):
The Water Works Board of The City of Birmingham Revenue 2.20%, 1/1/24	1,000	975
2.36%, 1/1/25	2,000	1,917
		2,892
Alaska (0.1%):
University of Alaska Revenue, Series W, 1.83%, 10/1/23	1,000	976
Arizona (0.2%):
Arizona Board of Regents Certificate participation, 0.77%, 6/1/24	1,500	1,419
City of Phoenix Civic Improvement Corp. Revenue, 0.68%, 7/1/23	1,000	982
City of Tempe AZ Certificate participation, 0.62%, 7/1/24	2,500	2,355
		4,756

See notes to financial statements.

24

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
California (0.4%):
California Statewide Communities Development Authority Revenue 1.03%, 4/1/24	$1,250	$1,186
1.31%, 4/1/25	915	839
2.15%, 11/15/30, Continuously Callable @100	4,295	3,587
California Statewide Communities Development Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	2,505	2,226
Golden State Tobacco Securitization Corp. Revenue, 1.85%, 6/1/31	355	353
		8,191
Colorado (0.2%):
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,209
Colorado Health Facilities Authority Revenue Series B, 2.40%, 11/1/23	1,250	1,224
Series B, 2.50%, 11/1/24	1,250	1,197
Series B, 2.80%, 12/1/26	590	548
Park Creek Metropolitan District Revenue, Series B, 2.53%, 12/1/24	500	479
		5,657
Florida (0.4%):
City of Gainesville Florida Revenue, 0.82%, 10/1/23	750	730
County of Lee Florida Water & Sewer Revenue, 2.01%, 10/1/24	1,360	1,302
Hillsborough County IDA Revenue 2.01%, 8/1/24	5,000	4,811
2.16%, 8/1/25	2,910	2,747
		9,590
Georgia (0.2%):
Athens Housing Authority Revenue 2.13%, 12/1/24	1,850	1,768
2.32%, 12/1/25	3,215	3,028
		4,796
Guam (0.0%): (j)
Antonio B Won Pat International Airport Authority Revenue, Series A, 2.70%, 10/1/26	610	555
Illinois (0.3%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 1.84%, 12/1/23	1,500	1,463
Illinois Finance Authority Revenue, 2.11%, 5/15/26	1,000	908
State of Illinois Sales Tax Revenue Series B, 0.94%, 6/15/24	3,500	3,306
Series B, 1.25%, 6/15/25	2,500	2,295
		7,972
Indiana (0.2%):
Indiana Finance Authority Revenue 2.66%, 3/1/25	1,675	1,589
2.76%, 3/1/26	1,850	1,725
Series B, 1.99%, 11/15/24	350	331
Series B, 2.45%, 11/15/25	360	335
Lake Central Multi-District School Building Corp. Revenue, 0.85%, 1/15/24	1,275	1,224
		5,204

See notes to financial statements.

25

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kansas (0.0%): (j)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.13%, 9/1/24	$1,000	$952
Kentucky (0.1%):
County of Warren Revenue, 1.07%, 4/1/26	1,385	1,238
Maryland (0.6%):
Maryland Health & Higher Educational Facilities Authority Revenue 1.23%, 1/1/24	5,185	4,969
1.81%, 1/1/25	2,780	2,584
1.89%, 1/1/26	4,135	3,718
Maryland Stadium Authority Revenue Series C, 1.13%, 5/1/23	1,535	1,521
Series C, 1.32%, 5/1/24	1,000	960
		13,752
Michigan (0.3%):
Ecorse Public School District, GO, 2.09%, 5/1/25	2,200	2,091
Michigan Finance Authority Revenue 2.21%, 12/1/23	1,565	1,527
2.31%, 12/1/24	895	854
Series A-1, 2.33%, 6/1/30	2,489	2,405
Ypsilanti School District, GO, 2.02%, 5/1/25	575	537
		7,414
Minnesota (0.1%):
Western Minnesota Municipal Power Agency Revenue Series A, 2.28%, 1/1/25	1,000	958
Series A, 2.38%, 1/1/26	1,000	944
		1,902
Missouri (0.1%):
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Series B, 1.02%, 10/1/23	2,000	1,950
Series B, 1.22%, 10/1/24	1,250	1,183
		3,133
Nebraska (0.0%): (j)
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	785	749
New Jersey (0.3%):
Franklin Township Board of Education/Somerset County, GO, 0.65%, 2/1/24	655	629
North Hudson Sewerage Authority Revenue 2.43%, 6/1/24	1,200	1,157
2.59%, 6/1/25	1,000	947
South Jersey Transportation Authority Revenue Series B, 2.10%, 11/1/24	1,750	1,655
Series B, 2.20%, 11/1/25	3,515	3,239
		7,627

See notes to financial statements.

26

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York (0.2%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25	$940	$903
Long Island Power Authority Revenue, Series C, 0.76%, 3/1/23, Continuously Callable @100	500	498
New York State Dormitory Authority Revenue, Series C, 0.89%, 3/15/25	2,000	1,860
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	1,000	958
		4,219
Oregon (0.1%):
Medford Hospital Facilities Authority Revenue Series B, 1.73%, 8/15/23	1,400	1,372
Series B, 1.83%, 8/15/24	1,700	1,614
		2,986
Pennsylvania (0.8%):
City of Pittsburgh PA, GO, Series B, 0.84%, 9/1/24	1,715	1,617
County of Bucks PA, GO, 0.98%, 6/1/24	2,025	1,921
Montgomery County IDA Revenue Series D, 2.45%, 11/15/23	1,250	1,222
Series D, 2.60%, 11/15/24	4,050	3,879
Scranton School District, GO Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (i)	2,805	2,748
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a) (i)	1,415	1,386
Scranton School District, GO (INS — Build America Mutual Assurance Co.) 2.60%, 4/1/24	1,730	1,683
2.72%, 4/1/25	900	863
2.82%, 4/1/26	1,000	947
State Public School Building Authority Revenue, 2.75%, 4/1/25	1,500	1,445
		17,711
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue Series B, 2.31%, 7/1/23	1,500	1,480
Series B, 2.38%, 7/1/24	1,350	1,297
		2,777
Texas (0.5%):
Central Texas Regional Mobility Authority Revenue Series C, 1.45%, 1/1/25	400	379
Series D, 1.65%, 1/1/24	500	484
Series D, 1.80%, 1/1/25	750	705
City of Lubbock Water & Wastewater System Revenue, 2.06%, 2/15/25	5,000	4,767
City of San Antonio TX Electric & Gas Systems Revenue, 2.41%, 2/1/23	800	800
Dallas/Fort Worth International Airport Revenue Series C, 1.04%, 11/1/23	500	486
Series C, 1.23%, 11/1/24	750	709
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.47%, 5/15/25	1,000	945
San Antonio Education Facilities Corp. Revenue 1.74%, 4/1/25	505	465
1.99%, 4/1/26	860	769
2.19%, 4/1/27	525	457
		10,966

See notes to financial statements.

27

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Wisconsin (0.2%):
Public Finance Authority Revenue Series S, 0.81%, 2/1/23	$750	$750
Series S, 1.14%, 2/1/24	1,445	1,368
Series S, 1.48%, 2/1/25	820	742
State of Wisconsin Revenue, Series A, 2.10%, 5/1/26	1,000	933
		3,793
Total Municipal Bonds (Cost $137,179)		129,808
U.S. Government Agency Mortgages (0.3%)
Federal Home Loan Mortgage Corp. 2.35% (LIBOR12M+163bps), 4/1/35 (b)	109	107
Federal National Mortgage Association 5.50%, 2/1/23 – 6/1/24	16	15
4.50%, 5/1/23 – 2/1/24	5	5
5.00%, 6/1/23 – 2/1/24	18	18
6.00%, 7/1/23	4	4
2.50%, 4/1/27 – 8/1/27	5,490	5,258
Series 2012-104, Class HC, 1.25%, 9/25/27	662	628
		5,928
		6,035
Total U.S. Government Agency Mortgages (Cost $6,313)		6,035
U.S. Treasury Obligations (2.0%)
U.S. Treasury Notes 0.13%, 8/31/23	5,000	4,868
2.50%, 5/31/24	3,000	2,918
0.38%, 7/15/24	5,000	4,711
3.00%, 7/31/24	10,000	9,784
0.38%, 8/15/24	15,000	14,091
4.50%, 11/30/24	3,000	3,010
3.00%, 7/15/25	5,000	4,882
4.25%, 10/15/25	4,000	4,031
Total U.S. Treasury Obligations (Cost $49,793)		48,295
Commercial Paper (6.2%) (k)
Autonation, Inc. 4.84%, 2/1/23 (a)	17,400	17,398
4.87%, 2/2/23 (a)	5,900	5,898
Aviation Capital Group LLC, 4.44%, 2/1/23 (a)	14,300	14,298
Constellation Brands, Inc. 4.84%, 2/1/23 (a)	3,000	3,000
5.01%, 2/7/23 (a)	3,000	2,997
FMC Corp., 4.84%, 2/1/23 (a)	10,000	9,999
Jabil, Inc. 5.04%, 2/1/23 (a)	12,600	12,598
5.09%, 2/3/23 (a)	10,700	10,696

See notes to financial statements.

28

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Newell Brands, Inc. 4.84%, 2/1/23 (a)	$4,800	$4,799
4.90%, 2/3/23 (a)	8,000	7,997
5.02%, 2/9/23 (a)	8,800	8,789
Ovintiv, Inc., 5.04%, 2/13/23 (a)	5,200	5,190
Quanta Services, Inc., 4.90%, 2/2/23 (a)	17,900	17,895
Rogers Communications, Inc., 4.71%, 2/7/23 (a)	8,600	8,592
Targa Resources Corp. 4.24%, 2/1/23 (a)	1,250	1,250
4.27%, 2/2/23 (a)	6,500	6,498
Walgreens Boots Alliance, Inc., 4.78%, 2/6/23 (a)	8,800	8,793
Total Commercial Paper (Cost $146,706)		146,687
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.22% (l)	5,425,679	5,426
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.21% (l)	5,425,679	5,425
Invesco Government & Agency Portfolio, Institutional Shares, 4.31% (l)	5,425,679	5,426
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.14% (l)	5,425,679	5,426
Total Collateral for Securities Loaned (Cost $21,703)		21,703
Total Investments (Cost $2,490,017) — 101.7%		2,399,406
Liabilities in excess of other assets — (1.7)%		(40,603)
NET ASSETS — 100.00%		$2,358,803

At January 31, 2023, the Fund's investments in foreign securities were 11.6% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2023, the fair value of these securities was $1,300,746 thousands and amounted to 55.1% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2023.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2023.

(d)  Security is interest only.

(e)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(f)  All or a portion of this security is on loan.

(g)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

See notes to financial statements.

29

USAA Mutual Funds Trust USAA Short-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

  (Unaudited)

(i)  Put Bond.

(j)  Amount represents less than 0.05% of net assets.

(k)  Rate represents the effective yield at January 31, 2023.

(l)  Rate disclosed is the daily yield on January 31, 2023.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate

H15T5Y — 5 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London Interbank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

TSFR1M — 1 month Term SOFR, rate disclosed as of January 31, 2023.

US0001M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security

USSW5 — USD 5 Year Swap Rate, rate disclosed as of January 31, 2023.

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

See notes to financial statements.

30

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Short-Term Bond Fund
Assets:
Investments, at value (Cost $2,490,017)	$2,399,406	(a)
Foreign currency, at value (Cost $12,578)	12,578
Deposit with broker for futures contracts	1,752
Receivables:
Interest and dividends	16,153
Capital shares issued	10,957
Investments sold	2,127
From Adviser	10
Prepaid expenses	60
Total Assets	2,443,043
Liabilities:
Payables:
Collateral received on loaned securities	21,703
Distributions	173
Investments purchased	54,950
Capital shares redeemed	6,302
Accrued expenses and other payables:
Investment advisory fees	526
Administration fees	234
Custodian fees	28
Transfer agent fees	230
Compliance fees	2
Trustees' fees	—	(b)
12b-1 fees	2
Other accrued expenses	90
Total Liabilities	84,240
Net Assets:
Capital	2,464,653
Total accumulated earnings/(loss)	(105,850)
Net Assets	$2,358,803
Net Assets
Fund Shares	$878,814
Institutional Shares	1,297,690
Class A	14,414
R6 Shares	167,885
Total	$2,358,803
Shares (unlimited number of shares authorized with no par value):
Fund Shares	99,758
Institutional Shares	147,409
Class A	1,636
R6 Shares	19,048
Total	267,851
Net asset value, offering and redemption price per share: (c)
Fund Shares	$8.81
Institutional Shares	8.80
Class A	8.81
R6 Shares	8.81
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$9.01

(a)  Includes $21,011 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

31

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA Short-Term Bond Fund
Investment Income:
Dividends	$321
Interest	39,991
Securities lending (net of fees)	68
Total Income	40,380
Expenses:
Investment advisory fees	3,214
Administration fees — Fund Shares	682
Administration fees — Institutional Shares	715
Administration fees — Class A	11
Administration fees — R6 Shares	34
Sub-Administration fees	15
12b-1 fees — Class A	18
Custodian fees	74
Transfer agent fees — Fund Shares	619
Transfer agent fees — Institutional Shares	715
Transfer agent fees — Class A	7
Transfer agent fees — R6 Shares	7
Trustees' fees	24
Compliance fees	12
Legal and audit fees	52
State registration and filing fees	88
Other expenses	180
Total Expenses	6,467
Expenses waived/reimbursed by Adviser	(25)
Net Expenses	6,442
Net Investment Income (Loss)	33,938
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(5,412)
Net change in unrealized appreciation/depreciation on investment securities	1,328
Net realized/unrealized gains (losses) on investments	(4,084)
Change in net assets resulting from operations	$29,854

See notes to financial statements.

32

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Short-Term Bond Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$33,938	$57,408
Net realized gains (losses)	(5,412)	2,068
Net change in unrealized appreciation/depreciation	1,328	(149,177)
Change in net assets resulting from operations	29,854	(89,701)
Distributions to Shareholders:
Fund Shares	(13,059)	(25,749)
Institutional Shares	(21,069)	(49,351)
Class A	(192)	(355)
R6 Shares	(2,182)	(1,535)
Change in net assets resulting from distributions to shareholders	(36,502)	(76,990)
Change in net assets resulting from capital transactions	(369,931)	(161,391)
Change in net assets	(376,579)	(328,082)
Net Assets:
Beginning of period	2,735,382	3,063,464
End of period	$2,358,803	$2,735,382

(continues on next page)

See notes to financial statements.

33

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Short-Term Bond Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued	$89,972	$199,454
Distributions reinvested	12,759	25,206
Cost of shares redeemed	(149,478)	(254,707)
Total Fund Shares	$(46,747)	$(30,047)
Institutional Shares
Proceeds from shares issued	$338,034	$585,031
Distributions reinvested	20,485	48,501
Cost of shares redeemed	(737,299)	(867,535)
Total Institutional Shares	$(378,780)	$(234,003)
Class A
Proceeds from shares issued	$3,068	$9,789
Distributions reinvested	177	324
Cost of shares redeemed	(4,284)	(5,790)
Total Class A	$(1,039)	$4,323
R6 Shares
Proceeds from shares issued	$88,515	$128,820
Distributions reinvested	2,181	1,535
Cost of shares redeemed	(34,061)	(32,019)
Total R6 Shares	$56,635	$98,336
Change in net assets resulting from capital transactions	$(369,931)	$(161,391)
Share Transactions:
Fund Shares
Issued	10,306	21,926
Reinvested	1,463	2,769
Redeemed	(17,123)	(28,109)
Total Fund Shares	(5,354)	(3,414)
Institutional Shares
Issued	38,735	63,496
Reinvested	2,350	5,329
Redeemed	(84,311)	(94,288)
Total Institutional Shares	(43,226)	(25,463)
Class A
Issued	351	1,078
Reinvested	20	36
Redeemed	(490)	(645)
Total Class A	(119)	469
R6 Shares
Issued	10,129	14,258
Reinvested	250	171
Redeemed	(3,900)	(3,581)
Total R6 Shares	6,479	10,848
Change in Shares	(42,220)	(17,560)

See notes to financial statements.

34

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Short-Term Bond Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$8.82	$9.35	$9.29	$9.21	$9.06	$9.21
Investment Activities:
Net investment income (loss)	0.12 (a)	0.17 (a)	0.23 (a)	0.26 (a)	0.24	0.20
Net realized and unrealized gains (losses)	— (b)	(0.46)	0.10	0.08	0.15	(0.15)
Total from Investment Activities	0.12	(0.29)	0.33	0.34	0.39	0.05
Distributions to Shareholders from:
Net investment income	(0.13)	(0.19)	(0.23)	(0.26)	(0.24)	(0.20)
Net realized gains	—	(0.05)	(0.04)	— (b)	— (b)	— (b)
Total Distributions	(0.13)	(0.24)	(0.27)	(0.26)	(0.24)	(0.20)
Net Asset Value, End of Period	$8.81	$8.82	$9.35	$9.29	$9.21	$9.06
Total Return (c) (d)	1.35%	(3.18)%	3.60%	3.79%	4.43%	0.54%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.58%	0.56%	0.54%	0.52%	0.57%	0.59%
Net Investment Income (Loss) (e)	2.67%	1.92%	2.44%	2.82%	2.68%	2.18%
Gross Expenses (e) (f)	0.58%	0.56%	0.54%	0.52%	0.57%	0.59%
Supplemental Data:
Net Assets at end of period (000's)	$878,814	$927,583	$1,015,085	$1,040,688	$1,167,973	$1,188,259
Portfolio Turnover (c) (i)	18%	49%	62%	66%	48%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(continues on next page)
See notes to financial statements.

35

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Short-Term Bond Fund
	Institutional Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$8.82	$9.35	$9.29	$9.20	$9.06	$9.21
Investment Activities:
Net investment income (loss)	0.12 (a)	0.18 (a)	0.23 (a)	0.27 (a)	0.25	0.21
Net realized and unrealized gains (losses)	(0.01)	(0.46)	0.11	0.09	0.14	(0.15)
Total from Investment Activities	0.11	(0.28)	0.34	0.36	0.39	0.06
Distributions to Shareholders from:
Net investment income	(0.13)	(0.20)	(0.24)	(0.27)	(0.25)	(0.21)
Net realized gains	—	(0.05)	(0.04)	— (b)	— (b)	— (b)
Total Distributions	(0.13)	(0.25)	(0.28)	(0.27)	(0.25)	(0.21)
Net Asset Value, End of Period	$8.80	$8.82	$9.35	$9.29	$9.20	$9.06
Total Return (c) (d)	1.28%	(3.09)%	3.68%	4.01%	4.42%	0.65%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.49%	0.48%	0.46%	0.42%	0.47%	0.48%
Net Investment Income (Loss) (e)	2.75%	2.00%	2.51%	2.92%	2.78%	2.29%
Gross Expenses (e) (f)	0.50%	0.48%	0.46%	0.42%	0.47%	0.48%
Supplemental Data:
Net Assets at end of period (000's)	$1,297,690	$1,681,332	$2,020,237	$1,777,916	$1,822,756	$2,025,651
Portfolio Turnover (c) (i)	18%	49%	62%	66%	48%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(continues on next page)

See notes to financial statements.

36

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Short-Term Bond Fund
	Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$8.82	$9.35	$9.29	$9.21	$9.06	$9.21
Investment Activities:
Net investment income (loss)	0.11 (a)	0.16 (a)	0.21 (a)	0.24 (a)	0.22	0.18
Net realized and unrealized gains (losses)	— (b)	(0.47)	0.10	0.08	0.15	(0.15)
Total from Investment Activities	0.11	(0.31)	0.31	0.32	0.37	0.03
Distributions to Shareholders from:
Net investment income	(0.12)	(0.17)	(0.21)	(0.24)	(0.22)	(0.18)
Net realized gains	—	(0.05)	(0.04)	— (b)	— (b)	— (b)
Total Distributions	(0.12)	(0.22)	(0.25)	(0.24)	(0.22)	(0.18)
Net Asset Value, End of Period	$8.81	$8.82	$9.35	$9.29	$9.21	$9.06
Total Return (excludes sales charges) (c) (d)	1.25%	(3.37)%	3.38%	3.58%	4.17%	0.38%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.77%	0.76%	0.74%	0.73%	0.82%	0.74%
Net Investment Income (Loss) (e)	2.47%	1.73%	2.24%	2.61%	2.43%	2.02%
Gross Expenses (e) (f)	0.91%	0.89%	1.03%	0.74%	0.82%	0.74%
Supplemental Data:
Net Assets at end of period (000's)	$14,414	$15,489	$12,031	$11,236	$15,222	$23,030
Portfolio Turnover (c) (i)	18%	49%	62%	66%	48%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(continues on next page)

See notes to financial statements.

37

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Short-Term Bond Fund
	R6 Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$8.83	$9.36	$9.30	$9.21	$9.07	$9.21
Investment Activities:
Net investment income (loss)	0.13 (a)	0.20 (a)	0.23 (a)	0.27 (a)	0.26	0.22
Net realized and unrealized gains (losses)	(0.01)	(0.47)	0.11	0.09	0.14	(0.14)
Total from Investment Activities	0.12	(0.27)	0.34	0.36	0.40	0.08
Distributions to Shareholders from:
Net investment income	(0.14)	(0.21)	(0.24)	(0.27)	(0.26)	(0.22)
Net realized gains	—	(0.05)	(0.04)	— (b)	— (b)	— (b)
Total Distributions	(0.14)	(0.26)	(0.28)	(0.27)	(0.26)	(0.22)
Net Asset Value, End of Period	$8.81	$8.83	$9.36	$9.30	$9.21	$9.07
Total Return (c) (d)	1.36%	(2.98)%	3.71%	4.04%	4.50%	0.85%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.33%	0.36%	0.42%	0.39%	0.39%	0.39%
Net Investment Income (Loss) (e)	2.95%	2.20%	2.50%	2.96%	2.86%	2.38%
Gross Expenses (e) (f)	0.33%	0.36%	0.49%	0.45%	0.71%	0.67%
Supplemental Data:
Net Assets at end of period (000's)	$167,885	$110,978	$16,111	$7,950	$5,456	$5,142
Portfolio Turnover (c) (i)	18%	49%	62%	66%	48%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.

38

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Short-Term Bond Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board. The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$697,046	$—	$697,046
Collateralized Mortgage Obligations	—	168,132	—	168,132
Preferred Stocks	5,744	—	—	5,744
Senior Secured Loans	—	15,459	—	15,459
Corporate Bonds	—	946,240	—	946,240
Yankee Dollars	—	214,257	—	214,257
Municipal Bonds	—	129,808	—	129,808
U.S. Government Agency Mortgages	—	6,035	—	6,035
U.S. Treasury Obligations	—	48,295	—	48,295
Commercial Paper	—	146,687	—	146,687
Collateral for Securities Loaned	21,703	—	—	21,703
Total	$27,447	$2,371,959	$—	$2,399,406

As of January 31, 2023, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

40

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the Secured Overnight Financing Rate ("SOFR") or London Interbank Offered Rate ("LIBOR") and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

The Fund did not hold futures contracts as of January 31, 2023.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2023.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$21,011	$—	$21,703

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board. In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price. For the six months ended January 31, 2023, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$4,950	$—	$—

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$380,968	$541,537	$25,783	$3,170

4. Affiliated Fund Ownership:

The Fund offers shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
Cornerstone Conservative Fund	0.3
Target Retirement Income Fund	4.7
Target Retirement 2030 Fund	2.5
Target Retirement 2040 Fund	0.9
Target Retirement 2050 Fund	0.0	*
Target Retirement 2060 Fund	0.0	*

*  Amount is less than 0.05%.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Short Investment Grade Debt Funds Index. The Lipper Short Investment Grade Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Investment Grade Debt Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Investment Grade Debt Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, performance adjustments were $256, $455, $3, and $10 for Fund Shares, Institutional Shares, Class A, and R6 Shares, in thousands, respectively. Performance adjustments were 0.06%, 0.06%, 0.04%, and 0.01% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2023, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

45

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and R6 Shares, are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended January 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended January 31, 2023, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the

46

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 0.53%, 0.43%, 0.73%, and 0.39% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2024	Expires 2025	Expires 2026	Total
$31	$19	$25	$75

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

LIBOR Discontinuation Risk — The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including SOFR-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of

48

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month SOFR plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2023.

8. Federal Income Tax Information:

Distributable net realized gains, if any, are declared and paid at least annually. Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30,2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

49

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Short-Term Bond Fund	Victory Short-Term Bond Fund

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

50

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22- 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22- 1/31/23*	Annualized Expense Ratio During Period 8/1/22- 1/31/23
Fund Shares	$1,000.00	$1,013.50	$1,022.28	$2.94	$2.96	0.58%
Institutional Shares	1,000.00	1,012.80	1,022.74	2.49	2.50	0.49%
Class A	1,000.00	1,012.50	1,021.32	3.91	3.92	0.77%
R6 Shares	1,000.00	1,013.60	1,023.54	1.67	1.68	0.33%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

51

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Short-Term Bond Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

52

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements — was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the median of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2022.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed

53

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

54

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23426-0323

January 31, 2023

Semi Annual Report

USAA Intermediate-Term Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	32
Statement of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	37
Notes to Financial Statements	42
Supplemental Information	54
Proxy Voting and Portfolio Holdings Information	54
Expense Examples	54
Advisory Contract Approval	55
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks high current income without undue risk to principal.

Asset Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (15.0%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500	$1,313
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	3,000	2,655
American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.89%, 9/12/25, Callable 8/12/23 @ 100 (a)	304	302
AMSR Trust, Series 2021-SFR1, Class D, 2.60%, 6/17/38 (a)	1,500	1,193
AMSR Trust, Series 2021-SFR1, Class C, 2.35%, 6/17/38 (a)	1,800	1,493
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100 (a)	1,700	1,590
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100 (a)	1,216	1,122
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100 (a)	500	497
ARI Fleet Lease Trust, Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100 (a)	2,476	2,394
ARI Fleet Lease Trust, Series 2022-A, Class C, 4.17%, 1/15/31, Callable 5/15/25 @ 100 (a)	2,200	2,077
ARI Fleet Lease Trust, Series 2022-A, Class B, 3.79%, 1/15/31, Callable 5/15/25 @ 100 (a)	1,517	1,433
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 3/15/23 @ 100 (a)	1,470	1,464
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100 (a)	4,000	3,704
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class B, 7.09%, 4/20/27 (a)	3,250	3,339
Ballyrock CLO Ltd., Series 2020-14A, Class B, 7.11% (LIBOR03M+230bps), 1/20/34, Callable 4/20/29 @ 100 (a) (b)	1,000	955
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 8/15/23 @ 100 (a)	3,790	3,735
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 10/19/23 @ 100 (a)	2,000	1,949
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable 2/19/25 @ 100 (a)	2,156	1,952
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class C, 3.75%, 7/21/25, Callable 2/19/23 @ 100 (a)	3,000	2,997
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (a)	7,750	7,309
CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, 8/17/26, Callable 12/15/24 @ 100	3,450	3,214
CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 2/15/24 @ 100	4,230	4,095
CarMax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 4/15/24 @ 100	1,083	1,051
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28, Callable 11/15/25 @ 100	2,831	2,508
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/28, Callable 6/15/25 @ 100	2,760	2,464
CarMax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 3/15/23 @ 100	1,923	1,919

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25, Callable 12/15/23 @ 100	$5,162	$5,033
CarMax Auto Owner Trust, Series 2020-3, Class C, 1.69%, 4/15/26, Callable 7/15/24 @ 100	2,500	2,370
CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26, Callable 12/15/23 @ 100 (a)	255	254
CARS-DB5 LP, Series 2021-1A, Class A2, 2.28%, 8/15/51, Callable 8/15/28 @ 100 (a)	2,124	1,694
Carvana Auto Receivables Trust, Series 2020-P1, Class C, 1.32%, 11/9/26, Callable 12/8/25 @ 100	551	481
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 9/10/26 @ 100	3,991	3,817
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 9/10/26 @ 100	876	806
Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.60%, 6/10/27, Callable 2/10/27 @ 100	10,000	8,500
Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 9/10/25 @ 100	1,878	1,800
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 6/14/25 @ 100 (a)	3,000	2,743
CCG Receivables Trust, Series 2020-1, Class C, 1.84%, 12/14/27, Callable 12/14/23 @ 100 (a)	5,786	5,460
CF Hippolyta LLC, Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 3/15/24 @ 100 (a)	1,891	1,625
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 2/15/24 @ 100	1,100	1,059
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.52%, 12/15/26, Callable 4/15/24 @ 100 (a)	2,500	2,497
CPS Auto Receivables Trust, Series 2018-D, Class E, 5.82%, 6/16/25, Callable 5/15/23 @ 100 (a)	1,823	1,823
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 6/15/23 @ 100 (a)	5,000	4,932
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	2,077	1,916
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	720	659
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100 (a)	7,704	6,606
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 6/22/23 @ 100 (a)	2,125	2,092
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27, Callable 2/22/24 @ 100 (a)	1,312	1,243
Diamond Infrastructure Funding LLC, Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100 (a)	6,000	5,035
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49, Callable 9/20/25 @ 100 (a)	3,000	2,388
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	4,418	3,700
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 1/20/25 @ 100 (a)	749	683

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 4/15/24 @ 100	$874	$867
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 7/15/24 @ 100 (a)	500	492
DT Auto Owner Trust, Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 4/15/25 @ 100 (a)	1,875	1,766
Encina Equipment Finance LLC, Series 2021-1A, Class D, 1.69%, 11/15/27, Callable 2/15/24 @ 100 (a)	2,562	2,416
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/27, Callable 2/15/24 @ 100 (a)	1,409	1,337
Enterprise Fleet Financing LLC, Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 8/20/26 @ 100 (a)	2,750	2,810
Enterprise Fleet Financing LLC, Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 5/20/26 @ 100 (a)	1,125	1,101
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 5/20/25, Callable 3/20/23 @ 100 (a)	25	25
Evergreen Credit Card Trust, Series 2022-CRT1, Class B, 5.61%, 7/15/26 (a)	3,000	2,959
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26 (a)	7,500	7,012
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26 (a)	6,600	6,617
Evergreen Credit Card Trust, Series 2022-CRT2, Class B, 6.56%, 11/15/26 (a)	2,750	2,757
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26 (a)	6,300	5,884
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 12/15/24 @ 100	614	607
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 2/25/23 @ 100 (a)	1,875	1,769
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 2/15/23 @ 100 (a)	1,000	1,000
FirstKey Homes Trust, Series 2021-SFR2, Class D, 2.06%, 9/17/26 (a)	4,500	3,823
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	2,473	2,217
FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.71%, 9/17/26 (a)	6,512	5,581
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/25, Callable 7/15/24 @ 100 (a)	2,943	2,885
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 12/15/24 @ 100 (a)	2,500	2,326
Flagship Credit Auto Trust, Series 2018-2, Class E, 5.51%, 11/17/25, Callable 4/15/23 @ 100 (a)	550	550
Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100	1,080	1,077
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100 (a)	1,650	1,450
Ford Credit Auto Owner Trust, Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @ 100 (a)	1,708	1,514
Ford Credit Auto Owner Trust, Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100 (a)	2,000	1,955
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (a)	2,250	1,968
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.02%, 9/15/26, Callable 5/15/24 @ 100 (a)	1,325	1,268
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28, Callable 4/15/25 @ 100 (a)	4,385	4,384
FRTKL, Series 2021-SFR1, Class D, 2.17%, 9/17/38 (a)	1,500	1,273

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.14%, 11/17/25, Callable 2/15/25 @ 100 (a)	$2,349	$2,314
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class C, 1.92%, 5/15/25, Callable 10/15/24 @ 100 (a)	972	963
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 8/15/25 @ 100 (a)	2,167	2,054
GLS Auto Receivables Issuer Trust, Series 2A, Class C, 4.57%, 4/15/26, Callable 8/15/24 @ 100 (a)	1,250	1,233
GM Financial Automobile Leasing Trust, Series 2020-3, Class C, 1.11%, 10/21/24, Callable 4/20/23 @ 100	4,464	4,419
GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34, Callable 9/11/26 @ 100 (a)	1,000	851
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/28 (a)	4,500	3,970
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28 (a)	2,233	1,971
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28 (a)	5,000	4,448
Golub Capital Partners CLO Ltd., Series 2020-52A, Class A2, 6.61% (LIBOR03M+180bps), 1/20/34, Callable 10/20/28 @ 100 (a) (b)	5,000	4,891
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,900	1,747
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27 (a)	1,833	1,575
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.33%, 6/26/28, Callable 6/25/27 @ 100 (a)	3,750	3,353
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100 (a)	2,480	2,192
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (a)	5,000	4,773
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100 (a)	3,000	2,886
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	1,667	1,529
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100 (a)	3,500	3,000
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 3/20/23 @ 100 (a)	354	353
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 5/20/23 @ 100 (a)	1,909	1,901
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 7/20/24 @ 100 (a)	4,531	4,233
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 2/20/24 @ 100 (a)	5,180	4,920
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/28, Callable 4/25/25 @ 100 (a)	473	453
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 10/25/24 @ 100 (a)	246	241
JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.17%, 9/25/28, Callable 3/25/25 @ 100 (a)	1,693	1,629
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 3/25/25 @ 100 (a)	847	817
JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.01%, 2/26/29, Callable 4/25/25 @ 100 (a)	1,526	1,438

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Bank NA, Series 2020-1, Class D, 1.89%, 1/25/28, Callable 5/25/24 @ 100 (a)	$144	$142
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 4/25/25 @ 100 (a)	801	768
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D, 2.08%, 1/5/40 (a)	2,700	2,053
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @ 100 (a)	2,000	1,904
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 5/15/25 @ 100 (a)	1,750	1,629
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 5/15/25 @ 100 (a)	2,500	2,281
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	1,719	1,546
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	5,775	5,402
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/21/24 (a)	2,125	2,114
Master Credit Card Trust II, Series 2023-1A, Class C, 5.87%, 6/21/27 (a)	1,800	1,794
Master Credit Card Trust II, Series 2020-1A, Class B, 2.27%, 9/21/24 (a)	833	829
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 3/20/26 @ 100 (a)	735	674
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 5/20/24 @ 100 (a)	1,560	1,517
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	1,832	1,530
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	6,097	5,310
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100 (a)	3,466	3,090
NP SPE II LLC, Series 2019-2A, Class A2, 3.10%, 11/19/49, Callable 5/19/23 @ 100 (a)	3,591	3,189
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 4/20/23 @ 100 (a)	5,875	5,436
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	930	859
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @ 100 (a)	2,000	1,888
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 9/15/25 @ 100 (a)	1,637	1,508
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100 (a)	3,000	2,968
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable 3/15/26 @ 100 (a)	912	902
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 5/15/23 @ 100 (a)	5,750	5,713
Progress Residential, Series 2021-SFR4, Class C, 2.04%, 5/17/38 (a)	2,351	2,092
Progress Residential, Series 2021-SFR4, Class D, 2.31%, 5/17/38 (a)	2,500	2,218
Progress Residential Trust, Series 2021-SFR6, Class D, 2.23%, 7/17/38, Callable 7/17/26 @ 100 (a)	3,000	2,581
Progress Residential Trust, Series 2021-SFR3, Class D, 2.29%, 5/17/26 (a)	2,000	1,725
Progress Residential Trust, Series 2021-SFR5, Class D, 2.11%, 7/16/26 (a)	2,000	1,703
Progress Residential Trust, Series 2021-SFR7, Class B, 1.94%, 8/17/40 (a)	3,250	2,684

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C, 5.92%, 8/16/32, Callable 2/15/26 @ 100 (a)	$3,442	$3,421
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.20%, 12/15/32, Callable 11/15/26 @ 100 (a)	2,812	2,813
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 7.38%, 5/15/32, Callable 11/15/25 @ 100 (a)	3,373	3,297
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 5/15/32, Callable 11/15/25 @ 100 (a)	3,036	2,966
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.79%, 8/16/32, Callable 2/15/26 @ 100 (a)	4,457	4,419
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 7/15/25 @ 100 (a)	853	824
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 4/15/25 @ 100 (a)	2,500	2,403
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27, Callable 4/15/25 @ 100 (a)	1,000	969
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 9/15/24 @ 100 (a)	2,000	1,981
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class D, 2.14%, 12/15/26, Callable 4/15/25 @ 100 (a)	5,000	4,772
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26, Callable 7/15/24 @ 100	721	716
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 6/20/24 @ 100 (a)	1,312	1,233
Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24, Callable 2/20/24 @ 100 (a)	2,750	2,633
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 9/20/24 @ 100 (a)	3,823	3,654
SCF Equipment Leasing LLC, Series 2019-2, Class C, 3.11%, 6/21/27, Callable 11/20/24 @ 100 (a)	6,500	6,155
SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 10/20/29 @ 100 (a)	2,356	2,382
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 10/20/29 @ 100 (a)	2,144	2,049
SCF Equipment Leasing LLC, Series 1A, Class B, 1.37%, 8/20/29, Callable 11/20/24 @ 100 (a)	500	453
SCF Equipment Leasing LLC, Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 9/20/24 @ 100 (a)	3,800	3,528
SLM Student Loan Trust, Series 2003-14, Class B, 5.37% (LIBOR03M+55bps), 10/25/65, Callable 4/25/29 @ 100 (b)	432	395
SLM Student Loan Trust, Series 2012-6, Class B, 5.51% (LIBOR01M+100bps), 4/27/43, Callable 10/25/29 @ 100 (b)	2,500	2,241
Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44, Callable 4/25/23 @ 100 (a)	2,000	1,901
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100	2,200	2,142
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	7,583	7,547
Tesla Auto Lease Trust, Series 2020-A, Class C, 1.68%, 2/20/24, Callable 3/20/23 @ 100 (a)	2,000	1,989

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Transportation Finance Equipment Trust, Series 2019-1, Class C, 2.19%, 8/23/24, Callable 5/23/23 @ 100 (a)	$1,250	$1,236
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 4/17/39 (a)	1,500	1,433
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @ 100 (a)	1,800	1,782
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	9,300	8,274
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/51, Callable 1/19/24 @ 100 (a)	940	813
Trinity Rail Leasing LLC, Series 2022-1, Class A, 4.55%, 5/20/52, Callable 10/21/24 @ 100 (a)	2,457	2,326
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 4/17/23 @ 100 (a)	3,315	3,119
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable 2/10/27 @ 100 (a)	7,000	6,993
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 3/10/25 @ 100 (a)	3,250	3,153
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (a)	9,000	7,650
VB-S1 Issuer LLC — VBTEL, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100 (a)	563	507
VB-S1 Issuer LLC — VBTEL, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100 (a)	2,500	2,133
VB-S1 Issuer LLC — VBTEL, Series 2022-1A, Class C2II, 3.71%, 2/15/52, Callable 2/15/30 @ 100 (a)	4,500	3,796
Verizon Owner Trust, Series 2020-A, Class C, 2.06%, 7/22/24, Callable 5/20/23 @ 100	5,000	4,949
Volvo Financial Equipment LLC, Series 2019-2A, Class A4, 2.14%, 9/16/24, Callable 8/15/23 @ 100 (a)	1,812	1,795
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class D, 6.96% (LIBOR01M+250bps), 2/15/40 (a) (b)	1,364	1,226
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/24, Callable 5/15/23 @ 100 (a)	662	660
World Omni Auto Receivables Trust, Series 2021-C, Class C, 1.06%, 4/17/28, Callable 7/15/25 @ 100	5,000	4,550
World Omni Select Auto Trust, Series 2020-A, Class C, 1.25%, 10/15/26, Callable 7/15/24 @ 100	3,750	3,551
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27, Callable 3/15/25 @ 100	1,250	1,146
Total Asset-Backed Securities (Cost $492,015)		459,808
Collateralized Mortgage Obligations (18.8%)
37 Capital CLO I, Series 2021-1A, Class C, 7.04% (LIBOR03M+225bps), 10/15/34, Callable 4/15/30 @ 100 (a) (b)	2,750	2,562
720 East CLO Ltd., Series 2022-1A, Class B, 7.82% (TSFR3M+325bps), 1/20/36, Callable 1/20/30 @ 100 (a) (b)	4,650	4,637
720 East CLO Ltd., Series 2022-1A, Class C, 8.82% (TSFR3M+425bps), 1/20/36, Callable 1/20/30 @ 100 (a) (b)	6,000	5,950
AB BSL CLO 1 Ltd., Series 2020-1A, Class A2AR, 6.28% (TSFR3M+165bps), 1/15/35, Callable 10/15/29 @ 100 (a) (b)	3,500	3,348

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
AB BSL CLO 1 Ltd., Series 2020-1A, Class BR, 6.63% (TSFR3M+200bps), 1/15/35, Callable 10/15/29 @ 100 (a) (b)	$3,000	$2,931
AB BSL CLO 1 Ltd., Series 2020-1A, Class CR, 7.13% (TSFR3M+250bps), 1/15/35, Callable 10/15/29 @ 100 (a) (b)	3,000	2,801
AIMCO CLO 17 Ltd., Series 2022-17A, Class B, 6.74% (TSFR3M+210bps), 7/20/35, Callable 4/20/29 @ 100 (a) (b)	3,000	3,000
AOA Mortgage Trust, Series 2021-1177, Class D, 6.28% (LIBOR01M+182bps), 10/15/36 (a) (b)	10,600	9,546
AOA Mortgage Trust, Series 2021-1177, Class B, 5.63% (LIBOR01M+117bps), 10/15/36 (a) (b)	3,000	2,776
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 7/15/31 @ 100 (a) (c)	3,200	2,506
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 5/15/53, Callable 5/15/30 @ 100 (a) (c)	1,500	1,221
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 6.26% (LIBOR01M+180bps), 9/15/32 (a) (b)	3,585	3,455
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (a) (c)	12,420	10,501
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40 (a) (c)	1,450	1,361
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40 (a) (c)	1,310	1,152
Ballyrock CLO, Series 2020-2A, Class A2R, 6.36% (LIBOR03M+155bps), 10/20/31, Callable 7/20/28 @ 100 (a) (b)	4,000	3,894
Ballyrock CLO 15 Ltd., Series 2021-1A, Class B, 6.84% (LIBOR03M+205bps), 4/15/34, Callable 4/15/29 @ 100 (a) (b)	5,000	4,729
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A2, 6.44% (LIBOR03M+165bps), 1/15/35, Callable 1/15/30 @ 100 (a) (b)	2,750	2,657
Ballyrock CLO 20 Ltd., Series 2022-20A, Class A2A, 7.71% (TSFR3M+305bps), 7/15/34, Callable 4/15/29 @ 100 (a) (b)	3,000	2,994
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a) (b)	12,485	11,271
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class C, 3.03%, 1/15/32 (a)	5,000	4,342
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 4/15/27 @ 100	5,000	4,650
BBCMS Mortgage Trust, Series 2020-BID, Class B, 7.00% (LIBOR01M+254bps), 10/15/37 (a) (b)	5,000	4,837
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100 (c)	1,622	1,524
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.10% (LIBOR01M+364bps), 10/15/37 (a) (b)	5,000	4,793
BBCMS Mortgage Trust, Series 2020-BID, Class D, 9.09% (LIBOR01M+463bps), 10/15/37 (a) (b)	14,600	14,290
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100 (a)	5,935	5,634
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.35%, 12/15/61, Callable 11/15/29 @ 100	5,000	4,479
Benchmark Mortgage Trust, Series 2021-B25, Class 300D, 2.99%, 4/15/54, Callable 4/15/31 @ 100 (a) (c)	2,417	1,626
Benchmark Mortgage Trust, Series 2022-B36, Class XA, 0.64%, 7/15/55, Callable 6/15/32 @ 100 (c) (d)	40,630	2,044
BPR Trust, Series 2021-TY, Class D, 6.81% (LIBOR01M+235bps), 9/15/38 (a) (b)	5,688	5,347
BPR Trust, Series 2021-TY, Class B, 5.61% (LIBOR01M+115bps), 9/15/38 (a) (b)	750	704

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
BPR Trust, Series 2022-OANA, Class A, 6.38% (TSFR1M+190bps), 4/15/37 (a) (b)	$4,500	$4,450
BPR Trust, Series 2022-OANA, Class D, 8.17% (TSFR1M+370bps), 4/15/37 (a) (b)	9,500	9,223
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, 3.54%, 3/9/44 (a) (c)	5,640	4,759
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 5.84% (LIBOR01M+125bps), 10/15/36 (a) (b)	7,367	7,270
BX Commercial Mortgage Trust, Series 2021-SOAR, Class D, 5.86% (LIBOR01M+140bps), 6/15/38 (a) (b)	2,288	2,202
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 5.67% (LIBOR01M+108bps), 10/15/36 (a) (b)	7,766	7,690
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 6.04% (LIBOR01M+145bps), 10/15/36 (a) (b)	3,400	3,335
BX Commercial Mortgage Trust, Series 2022-CSMO, Class D, 8.82% (TSFR1M+434bps), 6/15/27 (a) (b)	7,000	6,955
BX Commercial Mortgage Trust, Series 2021-VIVA, Class D, 3.55%, 3/11/44 (a) (c)	5,000	3,979
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.41% (LIBOR01M+85bps), 9/15/36 (a) (b)	1,500	1,447
BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, 8.37% (TSFR1M+389bps), 6/15/27 (a) (b)	15,000	14,932
BX Commercial Mortgage Trust, Series 2020-VIV4, Class X, 0.70%, 11/10/42, Callable 9/9/29 @ 100 (a) (c) (d)	144,200	5,940
BX Mortgage Trust, Series 2021-PAC, Class B, 5.36% (LIBOR01M+90bps), 10/15/36 (a) (b)	3,250	3,127
BX Trust, Series 2021-ARIA, Class D, 6.35% (LIBOR01M+190bps), 10/15/36 (a) (b)	3,000	2,849
BX Trust, Series 2022-CLS, Class C, 6.79%, 10/13/27 (a)	2,500	2,492
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27 (a)	3,000	2,976
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a) (c)	3,750	2,748
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (a) (c)	5,750	3,743
BXP Trust, Series 2021-601L, Class B, 2.78%, 1/15/44 (a) (c)	5,545	4,252
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable 11/10/31 @ 100 (a)	2,500	2,082
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.74%, 1/10/36 (a) (c)	1,250	1,215
Citigroup Commercial Mortgage Trust, Series 2020-555, Class D, 3.23%, 12/10/41 (a)	5,000	3,854
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B, 2.83%, 12/10/41 (a)	4,000	3,347
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class BR, 6.51% (LIBOR03M+170bps), 10/20/34, Callable 4/20/30 @ 100 (a) (b)	3,000	2,885
Columbia Cent CLO 32 Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 7/24/29 @ 100 (a)	3,750	3,466
COMM Mortgage Trust, Series 2013-CCRE11, Class AM, 4.72%, 8/10/50, Callable 10/10/23 @ 100 (c)	5,000	4,940
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	13,000	10,617
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100 (a)	9,700	8,902
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100 (a)	2,660	2,486
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a) (c)	11,600	11,096

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	$3,000	$2,889
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.29%, 7/10/50, Callable 6/10/25 @ 100 (c)	3,399	3,190
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41 (a)	1,950	1,688
CSMC Trust, Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100 (a)	2,500	2,010
CSMC Trust, Series 2019-UVIL, Class C, 3.28%, 12/15/41 (a) (c)	5,000	4,008
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	5,000	4,258
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100 (a)	2,500	2,017
Dryden 109 CLO Ltd., Series 2022-112A, Class C, 6.73% (TSFR3M+400bps), 8/15/34, Callable 2/15/29 @ 100 (a) (b)	3,000	2,952
Extended Stay America Trust, Series 2021-ESH, Class D, 6.71% (LIBOR01M+225bps), 7/15/38 (a) (b)	4,393	4,274
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 5.87% (LIBOR03M+95bps), 4/17/31, Callable 1/17/29 @ 100 (a) (b)	3,500	3,472
Flatiron CLO 20 Ltd., Series 2020-1A, Class B, 6.43% (LIBOR03M+175bps), 11/20/33, Callable 11/20/28 @ 100 (a) (b)	750	735
Flatiron RR CLO 22 LLC, Series 2021-2A, Class B, 6.39% (LIBOR03M+160bps), 10/15/34, Callable 10/15/30 @ 100 (a) (b)	3,000	2,903
Golub Capital Partners 48 LP, Series 2020-48A, Class B1, 6.59% (LIBOR03M+180bps), 4/17/33, Callable 1/17/29 @ 100 (a) (b)	4,350	4,188
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 7.61% (LIBOR03M+280bps), 1/20/34, Callable 10/20/28 @ 100 (a) (b)	3,500	3,379
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class D, 6.08% (TSFR1M+161bps), 8/15/24 (a) (b)	1,000	972
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class C, 6.40% (TSFR1M+192bps), 8/15/24 (a) (b)	1,000	987
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class B, 2.95%, 12/10/39, Callable 2/10/25 @ 100 (a)	1,735	1,596
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable 11/10/29 @ 100	5,000	4,411
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable 11/10/29 @ 100	4,000	3,603
Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, 11/5/38 (a) (c)	824	760
Hilton USA Trust, Series 2016-HHV, Class B, 4.19%, 11/5/38 (a) (c)	4,650	4,332
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	7,924	7,369
Hudson Yards Mortgage Trust, Series 2019-55HY, Class D, 2.94%, 12/10/41 (a) (c)	10,672	8,130
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (a) (c)	6,960	6,088
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100 (a)	5,020	4,555
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A, 3.23%, 7/10/39 (a)	1,245	1,111
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39 (a) (c)	9,947	7,958
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, 7.97% (TSFR1M+349bps), 10/15/39 (a) (b)	1,900	1,930
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.82%, 3/15/32 (a) (c)	2,500	2,017
Jackson Park Trust, Series 2019-LIC, Class A, 2.77%, 10/14/39 (a)	5,000	4,227

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Jackson Park Trust, Series 2019-LIC, Class C, 3.13%, 10/14/39 (a) (c)	$5,000	$4,085
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class XA, 0.09%, 1/5/40 (a) (c) (d)	226,300	969
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.12%, 1/15/46, Callable 7/15/23 @ 100 (c)	468	459
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.17%, 12/15/47 (c)	3,045	2,773
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47 (c)	2,250	2,218
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%, 6/5/39, Callable 6/5/29 @ 100 (a) (c)	1,886	1,648
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.78%, 6/5/39, Callable 6/5/29 @ 100 (a) (c)	2,000	1,665
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A, 3.40%, 6/5/39, Callable 6/5/29 @ 100 (a)	5,000	4,498
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 5.41% (LIBOR01M+95bps), 5/15/36 (a) (b)	2,250	2,225
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 6.26% (LIBOR01M+180bps), 5/15/36 (a) (b)	2,500	2,464
LCM Ltd., Series 2032A, Class B, 6.51% (LIBOR03M+170bps), 7/20/34, Callable 7/20/29 @ 100 (a) (b)	2,500	2,405
LCM Ltd., Series 36A, Class A2, 6.19% (LIBOR03M+140bps), 1/15/34, Callable 4/15/30 @ 100 (a) (b)	3,000	2,888
Life BMR Mortgage Trust, Series 2021-BMR, Class D, 5.86% (LIBOR01M+140bps), 3/15/38 (a) (b)	4,423	4,252
Life Mortgage Trust, Series 2022-BMR2, Class C, 6.57% (TSFR1M+209bps), 5/15/39, Callable 5/15/24 @ 100 (a) (b)	2,250	2,216
Manhattan West, Series 2020-1MW, Class D, 2.33%, 9/10/40 (a) (c)	4,250	3,492
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	6,500	5,698
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.33%, 9/10/39 (a) (c)	5,000	4,252
MHC Commercial Mortgage Trust, Series MHC, Class D, 6.06% (LIBOR01M+160bps), 4/15/26 (a) (b)	2,000	1,934
MHC Trust, Series 2021-MHC2, Class D, 5.96% (LIBOR01M+150bps), 5/15/23 (a) (b)	1,900	1,830
MHP, Series 2022-MHIL, Class D, 6.09% (SOFR30A+161bps), 1/15/27 (a) (b)	2,429	2,305
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/31, Callable 5/9/31 @ 100 (a)	2,750	1,993
Morgan Stanley Eaton Vance CLO, Series 2021-1A, Class B, 6.47% (LIBOR03M+165bps), 10/20/34, Callable 4/23/29 @ 100 (a) (b)	2,500	2,407
Mountain View CLO Ltd., Series 2013-1A, Class CRR, 7.01% (LIBOR03M+220bps), 10/12/30, Callable 1/12/29 @ 100 (a) (b)	4,000	3,718
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 6.87% (TSFR1M+239bps), 3/15/39 (a) (b)	3,000	2,929
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class B, 6.39% (LIBOR03M+160bps), 10/16/34, Callable 10/16/29 @ 100 (a) (b)	2,500	2,436
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31, Callable 1/19/29 @ 100 (a)	5,000	4,714
Oaktree CLO Ltd., Series 2022-3A, Class B1, 7.76% (TSFR3M+310bps), 7/15/35, Callable 4/15/30 @ 100 (a) (b)	3,000	2,989

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Oaktree CLO Ltd., Series 2022-3A, Class C, 8.81% (TSFR3M+415bps), 7/15/35, Callable 4/15/30 @ 100 (a) (b)	$3,000	$2,992
Oaktree CLO Ltd., Series 2022-2A, Class B, 7.41% (TSFR3M+275bps), 7/15/33, Callable 7/15/28 @ 100 (a) (b)	6,500	6,430
Oaktree CLO Ltd., Series 2022-1A, Class B, 6.22% (TSFR3M+195bps), 5/15/33, Callable 11/15/28 @ 100 (a) (b)	1,667	1,624
Octagon 57 Ltd., Series 2021-1A, Class B1, 6.44% (LIBOR03M+165bps), 10/15/34, Callable 10/15/29 @ 100 (a) (b)	3,000	2,922
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class BR, 6.41% (LIBOR03M+160bps), 10/20/34, Callable 7/20/30 @ 100 (a) (b)	1,200	1,164
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/13/49 (a)	11,040	9,376
One New York Plaza Trust, Series 2020-1NYP, Class A, 5.41% (LIBOR01M+95bps), 1/15/26 (a) (b)	2,625	2,506
ONE PARK Mortgage Trust, Series 2021-PARK, Class D, 6.09% (LIBOR01M+150bps), 3/15/36 (a) (b)	5,000	4,642
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, 7.06% (LIBOR03M+230bps), 11/25/28, Callable 2/25/23 @ 100 (a) (b)	5,000	4,911
Palmer Square Loan Funding Ltd., Series 2022-5A, Class C, 8.57% (TSFR3M+391bps), 7/15/35, Callable 10/15/23 @ 100 (a) (b)	3,250	3,142
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 6.56% (TSFR3M+190bps), 10/15/30, Callable 7/15/23 @ 100 (a) (b)	3,000	2,914
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 6.58% (LIBOR03M+190bps), 2/20/28, Callable 2/20/23 @ 100 (a) (b)	2,000	1,952
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41 (a)	4,000	3,185
SLG Office Trust, Series 2021-OVA, Class B, 2.71%, 7/15/41 (a)	4,000	3,253
SMRT, Series 2022-MINI, Class E, 7.18% (SOFR30A+270bps), 1/15/24 (a) (b)	2,000	1,875
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, 6.61% (LIBOR03M+180bps), 1/21/31, Callable 4/20/28 @ 100 (a) (b)	1,000	922
SREIT Trust, Series 2021-MFP2, Class D, 6.03% (LIBOR01M+157bps), 11/15/36 (a) (b)	1,000	961
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 6.04% (LIBOR03M+125bps), 1/15/30, Callable 10/15/28 @ 100 (a) (b)	2,000	1,972
Stratus CLO Ltd., Series 2021-3A, Class B, 6.36% (LIBOR03M+155bps), 12/29/29, Callable 4/20/27 @ 100 (a) (b)	2,259	2,202
Stratus CLO Ltd., Series 2022-1A, Class B, 6.99% (TSFR3M+235bps), 7/20/30, Callable 10/20/28 @ 100 (a) (b)	5,000	4,909
Stratus CLO Ltd., Series 2022-2A, Class C, 8.64% (TSFR3M+400bps), 7/20/30, Callable 10/20/28 @ 100 (a) (b)	2,750	2,699
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 5.22% (LIBOR01M+50bps), 7/19/35, Callable 2/19/23 @ 100 (b)	689	646
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 2/12/41, Callable 2/12/29 @ 100 (a) (c)	1,636	1,245
TRESTLES CLO Ltd., Series 2021-4A, Class B2, 2.72%, 7/21/34, Callable 4/21/29 @ 100 (a)	1,000	833
Trimaran Cavu Ltd., Series 2019-1A, Class A2, 6.71% (LIBOR03M+190bps), 7/20/32, Callable 10/20/28 @ 100 (a) (b)	7,000	6,864
Trimaran Cavu Ltd., Series 2021-2A, Class B1, 6.57% (LIBOR03M+175bps), 10/25/34, Callable 7/25/29 @ 100 (a) (b)	2,500	2,385
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 7.26% (LIBOR03M+247bps), 1/18/35, Callable 10/18/29 @ 100 (a) (b)	5,000	4,712

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
TSTAT Ltd., Series 2022-1A, Class A2, 7.59% (TSFR3M+295bps), 7/20/31, Callable 1/20/29 @ 100 (a) (b)	$3,000	$2,932
TTAN, Series 2021-MHC, Class D, 6.21% (LIBOR01M+180bps), 3/15/38 (a) (b)	1,775	1,717
Venture 46 CLO Ltd., Series 2022-46A, Class BN, 7.64% (TSFR3M+300bps), 7/20/35, Callable 1/20/31 @ 100 (a) (b)	3,000	2,951
Venture 46 CLO Ltd., Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 1/20/31 @ 100 (a)	4,500	4,078
Voya CLO, Series 2017-4A, Class A2, 6.04% (LIBOR03M+125bps), 10/15/30, Callable 1/15/29 @ 100 (a) (b)	2,000	1,959
Voya CLO Ltd., Series 2015-3A, Class BR, 7.01% (LIBOR03M+220bps), 10/20/31, Callable 1/20/29 @ 100 (a) (b)	1,250	1,175
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable 4/15/30 @ 100	2,000	1,717
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48, Callable 11/15/25 @ 100 (c)	5,000	4,646
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48, Callable 11/15/25 @ 100	3,500	3,284
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.50%, 9/15/57, Callable 10/15/25 @ 100 (c)	2,000	1,868
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36 (a) (c)	4,200	3,842
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.15%, 12/15/45, Callable 2/15/23 @ 100 (c) (d)	2,875	—	(e)
Total Collateralized Mortgage Obligations (Cost $630,193)		577,699
Preferred Stocks (0.5%)
Consumer Staples (0.3%):
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (b) (f)	400,000	10,224
Financials (0.2%):
Citigroup Capital XIII, 11.17% (LIBOR03M+637bps), 10/30/40 (b)	87,500	2,513
U.S. Bancorp, non-cumulative, Series A, 4.42% (LIBOR03M+102bps) (b) (f) (g)	5,000	4,005
		6,518
Total Preferred Stocks (Cost $15,932)		16,742
Senior Secured Loans (2.5%)
Academy Ltd., Refinancing Term Loans, First Lien, 8.12% (LIBOR01M+375bps), 11/6/27 (b)	242	241
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 8.07% (LIBOR01M+350bps), 8/17/28 (b)	436	434
Assuredpartners, Inc., 8.81% (SOFR01M+425bps), 2/13/27 (b)	499	498
AssuredPartners, Inc., 2021 Term Loan, First Lien, 8.07% (LIBOR01M+350bps), 2/13/27 (b)	2,925	2,888
Bausch + Lomb Corp., Initial Term Loans, First Lien, 7.82% (SOFR03M+325bps), 5/10/27 (b)	3,487	3,391
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 7.62% (LIBOR01M+325bps), 3/11/28 (b)	450	436

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 7.98% (LIBOR03M+325bps), 3/11/28 (b)	$41	$40
Blackstone CQP Holdco LP, Initial Term Loans, First Lien, 8.48% (LIBOR03M+375bps), 5/26/28 (b)	985	986
Carnival Corp., 7.82% (LIBOR01M+325bps), 10/18/28 (b)	497	485
Central Parent, Inc., Initial Term Loan, First Lien, 9.16% (SOFR03M+450bps), 7/6/29 (b)	1,750	1,745
Cincinnati Bell, Inc., Term B2, First Lien, 7.81% (SOFR01M+325bps), 11/17/28 (b)	495	492
ClubCorp Holdings, Inc., Term B Loans, First Lien, 7.48% (LIBOR03M+275bps), 9/18/24 (b)	2	2
Delta 2 Lux S A R L, 7.81% (SOFR01M+325bps), 1/15/30 (b) (h)	500	501
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.56% (LIBOR03M+375bps), 10/20/27 (b)	12,350	13,113
Directv Financing LLC, Closing Date Term Loans, First Lien, 9.58% (LIBOR01M+500bps), 8/2/27 (b)	2,502	2,457
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 8.56% (SOFR01M+400bps), 1/27/29 (b)	2,486	2,455
Foundation Building Materials, Initial Term Loans, First Lien, 7.82% (LIBOR01M+325bps), 1/29/28 (b)	1	1
Foundation Building Materials, Initial Term Loans, First Lien, 8.08% (LIBOR03M+325bps), 1/29/28 (b)	491	476
Graham Packaging Co., Inc., New Term Loans, First Lien, 7.57% (LIBOR01M+300bps), 8/4/27 (b)	461	459
Great Outdoors Group LLC, Term B1, First Lien, 8.27% (LIBOR01M+375bps), 3/5/28 (b)	2,970	2,916
H-Food Holdings LLC, 2020 Incremental Term B-3 Loan, First Lien, 9.57% (LIBOR01M+500bps), 5/31/25 (b)	488	454
Hilton Grand Vacations Borrower LLC, Initial Term Loan, First Lien, 7.57% (LIBOR01M+300bps), 8/2/28 (b)	75	75
Hub International Ltd., 8.22% (SOFR03M+400bps), 11/10/29 (b) (h)	375	375
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 8.06% (LIBOR03M+325bps), 4/25/25 (b)	116	116
IRB Holding Corp., TLB, First Lien, 7.59% (SOFR03M+300bps), 12/15/27 (b)	149	147
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien, 8.48% (LIBOR03M+375bps), 12/22/26 (b)	4	4
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 9.57% (LIBOR03M+475bps), 12/15/24 (b)	3,000	3,000
Medline Borrower LP, Initial Dollar Term Loans, First Lien, 7.76% (LIBOR01M+325bps), 10/21/28 (b)	2,978	2,888
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.02% (LIBOR03M+525bps), 6/20/27 (b)	10,847	11,298
MoneyGram International, Inc., Term Loan, First Lien, 9.07% (LIBOR01M+450bps), 7/21/26 (b)	2,474	2,465
Oculus Acquisition Corp., Initial Term Loan, First Lien, 8.13% (SOFR03M+350bps), 11/8/27 (b)	2,219	2,188
OEG Borrower LLC, Initial Term Loans, First Lien, 9.50% (SOFR03M+500bps), 6/18/29 (b)	499	494
Open Text Corp., Term Loan B, 11/16/29 (i)	1,000	998
Osmosis Buyer Limited, Term Loan B, First Lien, 7.84% (SOFR03M+375bps), 7/30/28 (b)	850	831

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Osmosis Buyer Limited, Term Loan B, First Lien, 8.29% (SOFR01M+375bps) (b) (f)	$148	$143
Osmosis Buyer Ltd., DD, First Lien, 7/30/28 (i)	222	217
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 US Term Loans, First Lien, 7.82% (LIBOR01M+325bps), 9/17/28 (b)	987	983
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 7.68% (SOFR03M+325bps), 3/4/28 (b)	2,955	2,921
Polaris Newco LLC, Dollar Term Loan, First Lien, 8.73% (LIBOR03M+400bps), 6/4/28 (b)	239	227
Proofpoint, Inc., Initial Term Loans, First Lien, 7.98% (LIBOR03M+325bps), 8/31/28 (b)	1,485	1,455
Scientific Games International, Inc., Initial Term B Loans, First Lien, 7.48% (SOFR01M+300bps), 4/16/29 (b)	990	986
Sophia LP, Term Loan B, First Lien, 8.23% (LIBOR03M+350bps), 10/7/27 (b)	980	965
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 9.33% (LIBOR03M+450bps), 1/15/27 (b)	1,176	1,170
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 8.52% (LIBOR03M+375bps), 10/2/26 (b)	429	419
TIBCO Software, Inc., Term A Loan, First Lien, 9.09% (SOFR03M+450bps), 9/30/28 (b) (h)	5,000	4,570
Travel+Leisure Co., 8.51% (SOFR03M+400bps), 12/9/29 (b) (h)	1,000	1,000
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien, 7.82% (LIBOR01M+325bps), 3/3/28 (b)	1,478	1,435
UKG, Inc., Incremental Term Loans, First Lien, 8.03% (LIBOR03M+325bps), 5/3/26 (b)	476	468
Whatabrands LLC, Initial Term B Loans, First Lien, 7.82% (LIBOR01M+325bps), 8/3/28 (b)	2,185	2,160
Total Senior Secured Loans (Cost $77,744)		78,468
Corporate Bonds (27.7%)
Communication Services (1.7%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	2,500	2,376
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 2/1/31, Callable 7/1/25 @ 102.13 (a)	1,000	833
4.25%, 1/15/34, Callable 1/15/28 @ 102.13 (a)	4,000	3,126
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 4/1/38, Callable 10/1/37 @ 100	2,500	2,237
5.25%, 4/1/53, Callable 10/1/52 @ 100	3,000	2,514
Comcast Corp., 3.20%, 7/15/36, Callable 1/15/36 @ 100	750	643
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88 (a)	4,500	4,667
Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	1,500	1,453
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (a)	6,340	4,735
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	259	220
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100 (a)	2,100	2,078
Sprint Spectrum Co. LLC, 5.15%, 9/20/29, Callable 3/20/27 @ 100 (a)	4,887	4,876
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 4/15/26 @ 101.75	8,041	7,209
Verizon Communications, Inc. 2.55%, 3/21/31, Callable 12/21/30 @ 100	5,000	4,259
2.88%, 11/20/50, Callable 5/20/50 @ 100	4,250	2,891
See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Warnermedia Holdings, Inc. 4.28%, 3/15/32, Callable 12/15/31 @ 100 (a)	$6,500	$5,781
5.14%, 3/15/52, Callable 9/15/51 @ 100 (a)	2,900	2,409
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/1/24 @ 101.94 (a) (g)	1,250	1,078
		53,385
Consumer Discretionary (2.7%):
Asbury Automotive Group, Inc., 4.63%, 11/15/29, Callable 11/15/24 @ 102.31 (a)	1,250	1,104
AutoNation, Inc. 2.40%, 8/1/31, Callable 5/1/31 @ 100	7,250	5,530
3.85%, 3/1/32, Callable 12/1/31 @ 100	4,000	3,384
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	2,784
Caesars Entertainment, Inc., 7.00%, 2/15/30, Callable 2/15/26 @ 103.5 (a)	250	255
Carnival Corp., 9.88%, 8/1/27, Callable 2/1/24 @ 104.94 (a)	5,750	5,910
Choice Hotels International, Inc., 3.70%, 1/15/31, Callable 10/15/30 @ 100	4,000	3,547
Churchill Downs, Inc., 4.75%, 1/15/28, Callable 3/13/23 @ 102.38 (a)	1,400	1,310
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100	2,500	2,100
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (a)	780	653
Kohl's Corp., 3.63%, 5/1/31, Callable 2/1/31 @ 100	2,500	1,854
Lithia Motors, Inc. 3.88%, 6/1/29, Callable 6/1/24 @ 101.94 (a)	5,689	4,837
4.38%, 1/15/31, Callable 10/15/25 @ 102.19 (a)	1,750	1,490
Marriott International, Inc. 3.50%, 10/15/32, Callable 7/15/32 @ 100	2,000	1,765
2.75%, 10/15/33, Callable 7/15/33 @ 100	3,000	2,434
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25 (a)	750	654
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	612	514
NCL Corp. Ltd., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19 (a)	1,000	1,017
Newell Brands, Inc., 6.63%, 9/15/29, Callable 6/15/29 @ 100 (g)	2,727	2,765
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (g)	370	278
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	3,687	3,223
PulteGroup, Inc., 6.00%, 2/15/35	7,010	7,129
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	13,000	10,044
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	5,600	4,657
Sotheby's, 7.38%, 10/15/27, Callable 2/21/23 @ 103.69 (a)	2,625	2,538
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	5,437	4,875
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	2,750	2,189
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,445	1,296
Volkswagen Group of America Finance LLC, 3.75%, 5/13/30 (a)	4,000	3,646
		83,782
Consumer Staples (0.9%):
7-Eleven, Inc. 1.80%, 2/10/31, Callable 11/10/30 @ 100 (a)	3,000	2,390
2.80%, 2/10/51, Callable 8/2/50 @ 100 (a)	14,805	9,778
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66 (a)	3,250	2,996
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	500	429

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
BAT Capital Corp. 7.75%, 10/19/32, Callable 7/19/32 @ 100	$500	$558
3.73%, 9/25/40, Callable 3/25/40 @ 100	3,000	2,172
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.63%, 1/15/32, Callable 1/15/27 @ 101.81 (a)	500	418
6.50%, 12/1/52, Callable 6/1/52 @ 100 (a)	2,000	2,046
Kraft Heinz Foods Co., 5.00%, 6/4/42	4,000	3,851
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75 (a)	2,000	1,628
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25 (a)	85	73
Smithfield Foods, Inc., 2.63%, 9/13/31, Callable 6/13/31 @ 100 (a)	1,000	746
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100	1,250	958
		28,043
Energy (1.4%):
Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100	3,000	2,672
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	4,727	4,129
Cheniere Energy, Inc., 4.63%, 10/15/28, Callable 10/15/23 @ 102.31	3,000	2,859
Enterprise Products Operating LLC, 3.30%, 2/15/53, Callable 8/15/52 @ 100	250	181
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	3,333	3,001
Helmerich & Payne, Inc., 2.90%, 9/29/31, Callable 6/29/31 @ 100	2,500	2,111
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32, Callable 5/15/27 @ 103.13 (a)	1,000	924
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100	6,905	6,426
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	1,000	897
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	10,000	9,321
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	4,455	4,314
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 3/13/23 @ 102.69 (a)	7,500	7,262
		44,097
Financials (7.4%):
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	3,000	2,319
Athene Global Funding, 2.67%, 6/7/31 (a)	6,000	4,789
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	3,000	2,976
Bank of America Corp. 2.30% (SOFR+122bps), 7/21/32, Callable 7/21/31 @ 100 (b)	4,000	3,256
3.85% (H15T5Y+200bps), 3/8/37, Callable 3/8/32 @ 100 (b)	4,750	4,145
BankUnited, Inc., 5.13%, 6/11/30, Callable 3/11/30 @ 100	2,000	1,935
Blackstone Holdings Finance Co. LLC 1.60%, 3/30/31, Callable 12/30/30 @ 100 (a)	3,000	2,260
6.20%, 4/22/33, Callable 1/22/33 @ 100 (a)	4,500	4,763
Blackstone Private Credit Fund 7.05%, 9/29/25 (a)	1,750	1,775
2.63%, 12/15/26, Callable 11/15/26 @ 100	2,308	1,985
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 (a)	12,100	9,489
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	8,667	7,935
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (b)	5,000	3,816
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	3,000	2,349
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a) (b)	978	769
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	1,000	965

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
F&G Global Funding, 2.00%, 9/20/28 (a)	$1,000	$849
Fifth Third Bancorp 4.50%, Callable 9/30/25 @ 100 (f) (g)	2,750	2,662
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100 (b)	4,076	3,879
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	3,000	2,842
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,036
FNB Corp., 2.20%, 2/24/23	1,175	1,171
Ford Motor Credit Co. LLC 2.90%, 2/10/29, Callable 12/10/28 @ 100	2,000	1,670
7.35%, 3/6/30, Callable 1/6/30 @ 100	5,000	5,251
Global Atlantic Fin Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	6,472	5,611
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69 (a) (g)	1,000	769
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100 (b)	7,175	5,428
JPMorgan Chase & Co. 2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b)	13,601	11,751
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100 (b)	3,000	3,082
KeyBank NA, 3.90%, 4/13/29	3,000	2,775
KeyCorp Capital II, 6.88%, 3/17/29	750	779
KeyCorp., 4.79% (SOFR+206bps), 6/1/33, MTN, Callable 6/1/32 @ 100 (b)	2,270	2,226
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	3,000	2,431
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100	3,000	2,643
Medline Borrower LP, 3.88%, 4/1/29, Callable 10/1/24 @ 101.94 (a)	2,000	1,711
MetLife, Inc., 9.25%, 4/8/68, Callable 4/8/33 @ 100 (a)	5,961	7,223
Morgan Stanley 1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (b)	5,000	3,976
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	17,500	13,544
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65 (a)	2,000	1,946
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	4,000	3,944
New York Life Global Funding, 1.85%, 8/1/31 (a)	7,750	6,365
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100	2,750	3,022
OWL Rock Core Income Corp. 5.50%, 3/21/25 (a)	4,000	3,904
3.13%, 9/23/26, Callable 8/23/26 @ 100	750	656
4.70%, 2/8/27, Callable 1/8/27 @ 100	1,875	1,709
7.75%, 9/16/27, Callable 8/16/27 @ 100 (a)	1,818	1,831
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	1,750	1,691
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (b) (f) (g)	6,786	6,730
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	3,318	3,228
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	1,837	1,670
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100 (b) (f)	6,750	6,604
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100 (b) (f)	12,750	12,694
The Hartford Financial Services Group, Inc., 6.73% (LIBOR03M+213bps), 2/12/47, Callable 3/13/23 @ 100 (a) (b)	5,500	4,702

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The PNC Financial Services Group, Inc., 4.63% (SOFR+185bps), 6/6/33, Callable 6/6/32 @ 100 (b)	$7,000	$6,746
Truist Financial Corp. 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b) (f)	5,250	5,111
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100 (b) (f)	4,000	3,961
U.S. Bancorp 4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100 (b)	3,000	2,974
4.84%, 2/1/34, Callable 2/1/33 @ 100	3,000	2,992
Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	5,000	4,418
		227,733
Health Care (2.8%):
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100 (a)	2,750	2,967
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100	500	346
Bayer U.S. Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100 (a)	5,000	4,636
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100	3,000	2,725
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	4,840
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	16,679	13,650
CHS/Community Health System, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38 (a)	2,600	1,997
CVS Health Corp. 1.88%, 2/28/31, Callable 11/28/30 @ 100 (g)	250	203
4.88%, 7/20/35, Callable 1/20/35 @ 100	5,000	4,974
CVS Pass-Through Trust, 5.93%, 1/10/34 (a)	6,568	6,609
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	8,250	7,306
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	10,645	10,188
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 6/15/29, Callable 3/15/29 @ 100 (a)	3,000	2,611
GE HealthCare Technologies, Inc., 5.91%, 11/22/32, Callable 8/22/32 @ 100 (a)	5,000	5,414
HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	7,000	6,275
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	3,250	2,696
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (a)	941	798
Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13	200	178
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	7,104	5,742
		84,155
Industrials (4.0%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	5,000	4,008
Air Lease Corp. 3.13%, 12/1/30, Callable 9/1/30 @ 100	2,500	2,142
2.88%, 1/15/32, Callable 10/15/31 @ 100	2,000	1,645
Alaska Airlines Pass Through Trust 8.00%, 2/15/27 (a)	3,178	3,230
4.80%, 2/15/29 (a)	5,059	4,924
American Airlines Pass Through Trust 4.00%, 1/15/27	4,132	3,759
3.60%, 10/15/29	1,513	1,269
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (a)	1,200	1,162
Ashtead Capital, Inc. 2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	2,833	2,286
5.50%, 8/11/32, Callable 5/11/32 @ 100 (a)	3,000	3,022

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
British Airways Pass Through Trust 4.63%, 12/20/25 (a)	$5,571	$5,468
3.35%, 6/15/29 (a)	1,819	1,582
CDI Escrow Issuer, Inc., 5.75%, 4/1/30, Callable 4/1/25 @ 102.88 (a)	1,000	948
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	9,000	7,599
Delta Air Lines Pass Through Trust, 2.50%, 12/10/29	4,258	3,611
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28 (a)	1,532	1,489
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100	3,000	2,460
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100	11,000	8,618
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26	5,280	4,647
JetBlue Pass Through Trust, 7.75%, 5/15/30 (g)	3,957	3,893
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	4,360	4,217
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100	1,475	1,318
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100	250	259
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 (a)	2,954	3,025
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100 (g)	1,250	1,089
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	3,874	3,949
The Boeing Co. 5.15%, 5/1/30, Callable 2/1/30 @ 100	2,500	2,521
5.81%, 5/1/50, Callable 11/1/49 @ 100	11,500	11,745
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	5,000	4,617
U.S. Airways Pass Through Trust 6.25%, 4/22/23	1,288	1,280
7.13%, 4/22/25	962	960
3.95%, 11/15/25	4,438	4,127
United Airlines Pass Through Trust 4.15%, 4/11/24	5,857	5,709
4.30%, 8/15/25	3,016	2,869
3.50%, 11/1/29	3,576	3,176
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75 (a)	4,000	4,111
		122,734
Information Technology (2.0%):
Broadcom, Inc. 2.60%, 2/15/33, Callable 11/15/32 @ 100 (a)	7,000	5,503
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	5,000	4,196
Dell International LLC/EMC Corp., 5.30%, 10/1/29, Callable 7/1/29 @ 100	2,000	2,019
Fidelity National Information Services, Inc., 5.10%, 7/15/32, Callable 4/15/32 @ 100	5,000	5,020
Fiserv, Inc., 4.40%, 7/1/49, Callable 1/1/49 @ 100	5,000	4,289
Global Payments, Inc., 4.15%, 8/15/49, Callable 2/15/49 @ 100	4,000	3,119
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	2,000	1,596
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06 (a)	2,500	2,032
Oracle Corp. 3.85%, 7/15/36, Callable 1/15/36 @ 100	9,000	7,762
3.60%, 4/1/50, Callable 10/1/49 @ 100	3,500	2,576
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	9,000	7,460
Seagate HDD Cayman, 9.63%, 12/1/32, Callable 12/1/27 @ 104.81 (a)	4,398	4,981
ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100	2,000	1,585

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	$1,500	$1,274
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	4,300	3,302
Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100	3,750	3,429
		60,143
Materials (1.7%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	5,663	4,789
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	8,732	7,634
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	5,281	4,222
Berry Global, Inc., 4.88%, 7/15/26, Callable 3/13/23 @ 102.44 (a)	2,111	2,055
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100	1,539	1,563
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	7,278	5,947
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100	4,808	3,694
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	1,000	945
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	1,300	1,077
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100	2,769	3,285
Vulcan Materials Co. 3.50%, 6/1/30, Callable 3/1/30 @ 100	10,700	9,777
4.50%, 6/15/47, Callable 12/15/46 @ 100	7,000	6,282
		51,270
Real Estate (2.2%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	3,000	2,322
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100	17,700	13,471
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	3,000	2,537
Crown Castle, Inc., 2.90%, 4/1/41, Callable 10/1/40 @ 100	5,465	4,008
Federal Realty Investment Trust, 3.50%, 6/1/30, Callable 3/1/30 @ 100	3,000	2,681
GLP Capital LP/GLP Financing II, Inc. 4.00%, 1/15/30, Callable 10/15/29 @ 100	3,726	3,379
3.25%, 1/15/32, Callable 10/15/31 @ 100	4,100	3,413
Healthpeak Properties, Inc., 2.88%, 1/15/31, Callable 10/15/30 @ 100	250	217
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	6,143	5,269
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34, Callable 10/15/33 @ 100	3,250	2,520
Keenan Development Associates of Tennessee LLC (INS — XL Capital Assurance), 5.02%, 7/15/28 (a)	252	242
Kilroy Realty LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100	4,500	3,321
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25 (a)	575	512
RLJ Lodging Trust LP, 3.75%, 7/1/26, Callable 7/1/23 @ 101.88 (a)	511	469
SBA Tower Trust 6.60%, 1/15/28, Callable 1/15/27 @ 100 (a)	2,947	3,070
2.33%, 7/15/52, Callable 7/15/26 @ 100 (a)	3,000	2,564
2.59%, 10/15/56 (a)	5,000	4,033
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100	2,500	2,034
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19 (a)	500	416
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)	9,434	8,498
Vornado Realty LP, 3.40%, 6/1/31, Callable 3/1/31 @ 100	2,000	1,548
		66,524

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utilities (0.9%):
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	$500	$459
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	2,333	1,898
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	3,000	2,481
NRG Energy, Inc. 2.45%, 12/2/27, Callable 10/2/27 @ 100 (a)	7,550	6,478
4.45%, 6/15/29, Callable 3/15/29 @ 100 (a)	4,657	4,277
South Jersey Industries, Inc., 5.02%, 4/15/31	3,000	2,389
Vistra Operations Co. LLC 3.70%, 1/30/27, Callable 11/30/26 @ 100 (a)	5,395	5,017
4.30%, 7/15/29, Callable 4/15/29 @ 100 (a)	5,997	5,551
		28,550
Total Corporate Bonds (Cost $901,600)		850,416
Yankee Dollars (5.8%)
Communication Services (0.2%):
Rogers Communications, Inc. 3.80%, 3/15/32, Callable 12/15/31 @ 100 (a)	3,500	3,150
4.55%, 3/15/52, Callable 9/15/51 @ 100 (a)	1,750	1,471
		4,621
Consumer Discretionary (0.5%):
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	2,000	1,845
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (a)	5,000	4,122
IHO Verwaltungs GmbH 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (a) (m)	6,077	5,316
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100 (a)	2,000	1,808
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28, Callable 10/1/27 @ 100 (a)	2,000	1,720
Sands China Ltd., 3.75%, 8/8/31, Callable 5/8/31 @ 100	2,000	1,675
		16,486
Consumer Staples (0.1%):
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (a)	3,000	2,418
Energy (0.7%):
BP Capital Markets PLC 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b) (f)	7,250	7,031
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100 (b) (f)	10,000	9,340
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	1,000	920
Petroleos Mexicanos, 10.00%, 2/7/33, Callable 11/7/32 @ 100 (a)	1,000	977
Var Energi ASA, 7.50%, 1/15/28, Callable 12/15/27 @ 100 (a)	3,333	3,512
		21,780
Financials (2.2%):
Banco Santander SA, 2.96%, 3/25/31	3,000	2,520
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100 (b)	3,000	2,437
Barclays PLC, 3.56% (H15T5Y+3bps), 9/23/35, Callable 9/23/30 @ 100 (b)	5,000	4,116
BNP Paribas, 2.87% (SOFR+1bps), 4/19/32, Callable 4/19/31 @ 100 (a) (b)	3,000	2,515
Brookfield Finance I UK PLC, 2.34%, 1/30/32, Callable 10/30/31 @ 100 (g)	4,000	3,227
Credit Suisse Group AG 2.19% (SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100 (a) (b)	4,000	3,516
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a) (b)	4,000	3,040

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100 (b)	$10,500	$8,302
HSBC Holdings PLC 8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100 (b)	3,000	3,438
6.80%, 6/1/38	4,000	4,258
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100 (a)	8,000	5,239
Lloyds Banking Group PLC 3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	2,000	1,870
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100 (b)	1,818	2,077
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (b)	6,350	4,940
Mizuho Financial Group, Inc., 2.56%, 9/13/31	3,000	2,409
Nationwide Building Society, 4.00%, 9/14/26 (a)	2,118	1,985
Natwest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100 (b)	3,000	2,773
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (b)	2,000	1,631
Societe Generale SA 6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100 (a) (b)	3,000	2,980
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100 (a) (b)	1,250	924
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b)	3,000	2,760
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100 (b)	2,000	1,807
		68,764
Health Care (0.1%):
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	3,000	2,567
Industrials (0.9%):
Air Canada Pass Through Trust 3.88%, 9/15/24 (a)	4,704	4,672
4.13%, 5/15/25 (a)	9,992	9,247
3.75%, 12/15/27 (a)	4,119	3,644
Avolon Holdings Funding Ltd. 5.50%, 1/15/26, Callable 12/15/25 @ 100 (a)	3,000	2,938
3.25%, 2/15/27, Callable 12/15/26 @ 100 (a)	2,550	2,300
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100 (a)	4,000	3,804
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	2,000	1,898
		28,503
Information Technology (0.3%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100	1,750	1,433
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100 (a)	3,529	3,617
SK Hynix, Inc., 6.50%, 1/17/33 (a) (g)	3,036	3,079
		8,129
Materials (0.3%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100	3,000	3,155
Freeport Indonesia PT, 5.32%, 4/14/32, Callable 1/1/32 @ 100 (a)	2,000	1,912
Yara International ASA, 7.38%, 11/14/32, Callable 8/14/32 @ 100 (a)	4,750	5,229
		10,296

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (a)	$14,750	$11,546
Sovereign Bond (0.1%):
Bermuda Government International Bond, 2.38%, 8/20/30, Callable 5/20/30 @ 100 (a)	3,000	2,572
Total Yankee Dollars (Cost $188,081)		177,682
Municipal Bonds (2.6%)
Alabama (0.1%):
Auburn University Revenue, Series C, 1.85%, 6/1/31, Continuously Callable @100	750	596
City of Homewood AL, GO, Series B, 1.89%, 9/1/32, Continuously Callable @100	1,850	1,437
City of Trussville AL, GO, Series B, 1.78%, 10/1/31, Continuously Callable @100	1,000	790
		2,823
Arizona (0.2%):
City of Phoenix Civic Improvement Corp. Revenue 1.59%, 7/1/29	2,000	1,686
1.84%, 7/1/31, Continuously Callable @100	1,000	821
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	3,070	2,551
		5,058
California (0.0%): (j)
City of Los Angeles Department of Airports Revenue, Series C, 1.96%, 5/15/33, Continuously Callable @100	675	524
Colorado (0.1%):
City & County of Denver Co. Airport System Revenue, Series C, 2.52%, 11/15/32, Continuously Callable @100	5,000	4,164
District of Columbia (0.1%):
District of Columbia Revenue 2.25%, 4/1/27	800	699
2.68%, 4/1/31	1,500	1,210
		1,909
Florida (0.2%):
City of Gainesville Florida Revenue, 2.04%, 10/1/30	2,500	2,078
County of Miami-Dade Florida Aviation Revenue, Series B, 2.61%, 10/1/32, Continuously Callable @100	1,000	837
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	5,000	3,893
		6,808
Illinois (0.1%):
Chicago O'Hare International Airport Revenue, Series D, 2.45%, 1/1/31	2,000	1,696
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30	750	683
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,406
		3,785

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Indiana (0.1%):
Indiana Finance Authority Revenue Series B, 3.08%, 9/15/27	$1,130	$1,023
Series B, 3.18%, 9/15/28	1,000	891
		1,914
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 4.48%, 8/1/39	2,245	2,183
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	1,750	1,432
		3,615
Maryland (0.3%):
Maryland Economic Development Corp. Revenue Series B, 4.05%, 6/1/27	2,295	2,175
Series B, 4.15%, 6/1/28	2,390	2,243
Series B, 4.25%, 6/1/29	2,490	2,317
Series B, 4.35%, 6/1/30	1,330	1,231
Series B, 4.40%, 6/1/31	1,385	1,274
		9,240
Massachusetts (0.0%): (j)
Massachusetts State College Building Authority Revenue, Series A, 1.80%, 5/1/29	5	4
New Jersey (0.4%):
City of Atlantic, GO Series A, 4.23%, 9/1/25	2,525	2,455
Series A, 4.29%, 9/1/26	2,410	2,328
New Jersey Economic Development Authority Revenue, Series C, 5.71%, 6/15/30	2,500	2,543
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	3,000	3,074
Rutgers The State University of New Jersey Revenue, Series S, 1.76%, 5/1/29	2,000	1,677
South Jersey Transportation Authority Revenue, Series B, 3.12%, 11/1/26	450	417
		12,494
New York (0.3%):
Metropolitan Transportation Authority Revenue, Build America Bond, Series E, 6.73%, 11/15/30	5,000	5,329
New York City IDA Revenue 2.68%, 3/1/33	1,000	804
2.34%, 1/1/35	1,000	734
2.44%, 1/1/36	1,250	901
New York State Dormitory Authority Revenue, 2.01%, 7/1/28	750	658
		8,426
Oklahoma (0.0%): (j)
The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	1,200	979
Pennsylvania (0.3%):
City of Philadelphia PA Water & Wastewater Revenue Series B, 1.73%, 11/1/28	1,000	854
Series B, 1.88%, 11/1/29	1,000	837

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Philadelphia, GO, Series A, 2.71%, 7/15/29	$1,000	$880
City of Pittsburgh PA, GO Series B, 1.62%, 9/1/29	1,570	1,315
Series B, 1.80%, 9/1/31, Continuously Callable @100	1,200	963
Pennsylvania Economic Development Financing Authority Revenue 2.62%, 3/1/29	1,855	1,646
Series B, 3.20%, 11/15/27	1,000	928
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28	730	633
		8,056
Tennessee (0.0%): (j)
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, Series C, 2.45%, 8/1/32, Continuously Callable @100	1,500	1,242
Texas (0.3%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29	855	745
City of Houston TX Airport System Revenue, Series C, 2.39%, 7/1/31, Continuously Callable @100	2,000	1,673
County of Bexar TX Revenue, 2.43%, 8/15/33, Continuously Callable @100	1,500	1,188
Dallas/Fort Worth International Airport Revenue, Series C, 2.25%, 11/1/31, Continuously Callable @100	2,585	2,150
Harris County Cultural Education Facilities Finance Corp. Revenue 2.79%, 11/15/29	1,385	1,208
Series D, 2.30%, 7/1/35	500	368
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31, Continuously Callable @100	1,000	827
Uptown Development Authority Tax Allocation, Series B, 2.68%, 9/1/32, Continuously Callable @100	400	333
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29	1,500	1,272
		9,764
Total Municipal Bonds (Cost $92,054)		80,805
U.S. Government Agency Mortgages (3.8%)
Federal Home Loan Mortgage Corp. 5.50%, 4/1/36	30	31
5.00%, 9/1/52 – 10/1/52	8,198	8,228
		8,259
Federal National Mortgage Association Series 2017-M7, Class A2, 2.96%, 2/25/27 (c)	2,192	2,101
2.50%, 7/1/27 – 11/1/34	6,611	6,244
4.00%, 9/1/42 – 9/1/52	30,281	29,419
3.50%, 9/1/47 – 2/1/50	23,352	22,268
4.50%, 6/1/52 – 9/1/52	22,136	21,858
5.00%, 6/1/52	9,476	9,511
5.50%, 6/1/52 – 10/1/52	9,632	9,785
6.00%, 7/1/52	5,803	5,961
		107,147
Total U.S. Government Agency Mortgages (Cost $122,514)		115,406

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (19.0%)
U.S. Treasury Bonds 1.13%, 5/15/40	$80,000	$53,313
2.38%, 2/15/42	100,000	80,859
3.25%, 5/15/42	28,000	25,970
2.50%, 2/15/45	26,000	20,962
3.38%, 11/15/48	10,000	9,452
1.25%, 5/15/50	10,000	5,878
2.88%, 5/15/52	17,500	15,091
U.S. Treasury Notes 0.63%, 8/15/30	65,000	52,924
0.88%, 11/15/30	48,300	39,923
1.13%, 2/15/31	80,000	67,375
1.88%, 2/15/32	133,000	116,770
2.75%, 8/15/32	100,000	94,141
Total U.S. Treasury Obligations (Cost $641,523)		582,658
Commercial Paper (4.3%) (k)
AutoNation, Inc. 4.84%, 2/1/23 (a)	3,100	3,100
4.87%, 2/2/23 (a)	10,000	9,997
Aviation Capital Group LLC, 4.44%, 2/1/23 (a)	27,200	27,197
Constellation Brands, Inc., 5.01%, 2/7/23 (a)	10,000	9,990
FMC Corp., 4.84%, 2/1/23 (a)	9,000	8,999
Jabil, Inc. 5.04%, 2/1/23 (a)	12,100	12,099
5.07%, 2/2/23 (a)	13,500	13,496
5.18%, 2/6/23 (a)	4,600	4,596
Newell Brands, Inc. 4.84%, 2/1/23 (a)	10,000	9,999
4.87%, 2/2/23 (a)	8,500	8,498
4.90%, 2/3/23 (a)	8,600	8,596
Quanta Services, Inc., 4.93%, 2/3/23 (a)	7,000	6,997
Targa Resources Corp., 4.30%, 2/3/23 (a)	10,000	9,996
Total Commercial Paper (Cost $133,576)		133,560
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.22% (l)	2,765,327	2,765
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.21% (l)	2,765,327	2,765
Invesco Government & Agency Portfolio, Institutional Shares, 4.31% (l)	2,825,264	2,825
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.14% (l)	2,705,390	2,706
Total Collateral for Securities Loaned (Cost $11,061)		11,061
Total Investments (Cost $3,306,293) — 100.4%		3,084,305
Liabilities in excess of other assets — (0.4)%		(13,380)
NET ASSETS — 100.00%		$3,070,925

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

  (Unaudited)

At January 31, 2023, the Fund's investments in foreign securities were 11.2% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2023, the fair value of these securities was $1,475,875 thousands and amounted to 48.1% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2023.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2023.

(d)  Security is interest only.

(e)  Rounds to less than $1 thousand.

(f)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g)  All or a portion of this security is on loan.

(h)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(i)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(j)  Amount represents less than 0.05% of net assets.

(k)  Rate represents the effective yield at January 31, 2023.

(l)  Rate disclosed is the daily yield on January 31, 2023.

(m)  Up to 7.13% of the coupon may be PIK.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate

H15T5Y — 5 Year Treasury Constant Maturity Rate

H15T10Y — 10 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London Interbank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

See notes to financial statements.

USAA Mutual Funds Trust USAA Intermediate-Term Bond Fund	Schedule of Portfolio Investments — continued January 31, 2023

  (Unaudited)

MTN — Medium Term Note

PIK — Payment in-kind

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

SOFR30A — 30-day average of SOFR, rate disclosed as of January 31, 2023.

SOFR01M — 1 Month SOFR, rate disclosed as of January 31, 2023.

SOFR03M — 3 Month SOFR, rate disclosed as of January 31, 2023.

TSFR1M — 1 month Term SOFR, rate disclosed as of January 31, 2023.

TSFR3M — 3 month Term SOFR, rate disclosed as of January 31, 2023.

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	630	3/22/23	$70,992,463	$72,144,844	$1,152,381
30-Year U.S. Treasury Bond Futures	660	3/22/23	82,745,808	85,717,500	2,971,692
5-Year U.S. Treasury Note Futures	180	3/31/23	19,451,032	19,663,594	212,562
					$4,336,635
Total unrealized appreciation					$4,336,635
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$4,336,635

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Intermediate- Term Bond Fund
Assets:
Investments, at value (Cost $3,306,293)	$3,084,305	(a)
Cash	4,715
Deposit with broker for futures contracts	15,241
Receivables:
Interest and dividends	21,001
Capital shares issued	4,785
Investments sold	7,092
Variation margin on open futures contracts	248
From Adviser	103
Prepaid expenses	29
Total Assets	3,137,519
Liabilities:
Payables:
Collateral received on loaned securities	11,061
Distributions	308
Investments purchased	49,986
Capital shares redeemed	3,509
Accrued expenses and other payables:
Investment advisory fees	948
Administration fees	311
Custodian fees	56
Transfer agent fees	250
Compliance fees	3
Trustees' fees	—	(b)
12b-1 fees	7
Other accrued expenses	155
Total Liabilities	66,594

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

USAA Intermediate- Term Bond Fund
Net Assets:
Capital	$3,466,137
Total accumulated earnings/(loss)	(395,212)
Net Assets	$3,070,925
Net Assets
Fund Shares	$1,453,849
Institutional Shares	1,318,889
Class A	55,188
Class C	1,575
R6 Shares	241,424
Total	$3,070,925
Shares (unlimited number of shares authorized with no par value):
Fund Shares	156,681
Institutional Shares	142,103
Class A	5,955
Class C	170
R6 Shares	26,010
Total	330,919
Net asset value, offering and redemption price per share: (c)
Fund Shares	$9.28
Institutional Shares	9.28
Class A	9.27
Class C (d)	9.27
R6 Shares	9.28
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$9.48

(a)  Includes $8,519 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA Intermediate- Term Bond Fund
Investment Income:
Dividends	$577
Interest	65,222
Securities lending (net of fees)	42
Total Income	65,841
Expenses:
Investment advisory fees	5,714
Administration fees — Fund Shares	1,095
Administration fees — Institutional Shares	681
Administration fees — Class A	39
Administration fees — Class C	1
Administration fees — R6 Shares	45
Sub-Administration fees	15
12b-1 fees — Class A	65
12b-1 fees — Class C	9
Custodian fees	147
Transfer agent fees — Fund Shares	816
Transfer agent fees — Institutional Shares	681
Transfer agent fees — Class A	26
Transfer agent fees — Class C	1
Transfer agent fees — R6 Shares	9
Trustees' fees	24
Compliance fees	15
Legal and audit fees	53
State registration and filing fees	78
Other expenses	258
Total Expenses	9,772
Expenses waived/reimbursed by Adviser	(284)
Net Expenses	9,488
Net Investment Income (Loss)	56,353
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(74,646)
Net realized gains (losses) from futures contracts	(11,942)
Net change in unrealized appreciation/depreciation on investment securities	(3,225)
Net change in unrealized appreciation/depreciation on futures contracts	759
Net realized/unrealized gains (losses) on investments	(89,054)
Change in net assets resulting from operations	$(32,701)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Intermediate- Term Bond Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$56,353	$86,872
Net realized gains (losses)	(86,588)	(78,278)
Net change in unrealized appreciation/depreciation	(2,466)	(361,948)
Change in net assets resulting from operations	(32,701)	(353,354)
Distributions to Shareholders:
Fund Shares	(26,760)	(89,596)
Institutional Shares	(25,323)	(84,811)
Class A	(891)	(2,286)
Class C	(24)	(90)
R6 Shares	(3,528)	(7,269)
Change in net assets resulting from distributions to shareholders	(56,526)	(184,052)
Change in net assets resulting from capital transactions	(106,717)	(143,545)
Change in net assets	(195,944)	(680,951)
Net Assets:
Beginning of period	3,266,869	3,947,820
End of period	$3,070,925	$3,266,869
Capital Transactions:
Fund Shares
Proceeds from shares issued	$78,174	$180,520
Distributions reinvested	25,869	87,208
Cost of shares redeemed	(158,044)	(365,222)
Total Fund Shares	$(54,001)	$(97,494)
Institutional Shares
Proceeds from shares issued	$157,729	$523,253
Distributions reinvested	24,455	82,792
Cost of shares redeemed	(319,738)	(761,725)
Total Institutional Shares	$(137,554)	$(155,680)
Class A
Proceeds from shares issued	$8,795	$21,469
Distributions reinvested	861	2,213
Cost of shares redeemed	(5,341)	(11,138)
Total Class A	$4,315	$12,544
Class C
Proceeds from shares issued	$— (a)	$947
Distributions reinvested	24	89
Cost of shares redeemed	(446)	(1,188)
Total Class C	$(422)	$(152)
R6 Shares
Proceeds from shares issued	$101,400	$135,288
Distributions reinvested	3,512	7,221
Cost of shares redeemed	(23,967)	(45,272)
Total R6 Shares	$80,945	$97,237
Change in net assets resulting from capital transactions	$(106,717)	$(143,545)

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Intermediate- Term Bond Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Share Transactions:
Fund Shares
Issued	8,634	17,357
Reinvested	2,864	8,379
Redeemed	(17,392)	(35,775)
Total Fund Shares	(5,894)	(10,039)
Institutional Shares
Issued	17,331	49,628
Reinvested	2,709	7,963
Redeemed	(35,144)	(72,261)
Total Institutional Shares	(15,104)	(14,670)
Class A
Issued	968	2,111
Reinvested	95	214
Redeemed	(589)	(1,090)
Total Class A	474	1,235
Class C
Issued	— (b)	90
Reinvested	3	9
Redeemed	(49)	(113)
Total Class C	(46)	(14)
R6 Shares
Issued	11,104	13,129
Reinvested	389	700
Redeemed	(2,642)	(4,597)
Total R6 Shares	8,851	9,232
Change in Shares	(11,719)	(14,256)

(a)  Rounds to less than $1 thousand.

(b)  Rounds to less than 1 thousand shares.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Intermediate-Term Bond Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020		Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$9.53	$11.06	$11.21	$10.78		$10.33	$10.70
Investment Activities:
Net investment income (loss)	0.17 (a)	0.25 (a)	0.28 (a)	0.36	(a)	0.38	0.37
Net realized and unrealized gains (losses)	(0.25)	(1.25)	0.25	0.58		0.46	(0.37)
Total from Investment Activities	(0.08)	(1.00)	0.53	0.94		0.84	—
Distributions to Shareholders from:
Net investment income	(0.17)	(0.25)	(0.28)	(0.36)		(0.39)	(0.37)
Net realized gains	—	(0.28)	(0.40)	(0.15)		—	—
Total Distributions	(0.17)	(0.53)	(0.68)	(0.51)		(0.39)	(0.37)
Net Asset Value, End of Period	$9.28	$9.53	$11.06	$11.21		$10.78	$10.33
Total Return (b) (c)	(0.80)%	(9.39)%	4.83%	8.94%		8.28%	(0.03)%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.66%	0.65%	0.63%	0.58%		0.64%	0.63%
Net Investment Income (Loss) (d)	3.65%	2.39%	2.50%	3.32%		3.71%	3.50%
Gross Expenses (d) (e)	0.67%	0.65%	0.63%	0.58%		0.64%	0.63%
Supplemental Data:
Net Assets at end of period (000's)	$1,453,849	$1,549,932	$1,909,199	$1,960,334		$1,949,989	$1,907,941
Portfolio Turnover (b) (h)	24%	65%	69%	73	%(i)	35%	15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(i)  Reflects increased trading activity due to transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Intermediate-Term Bond Fund
	Institutional Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020		Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$9.54	$11.06	$11.22	$10.78		$10.33	$10.70
Investment Activities:
Net investment income (loss)	0.17 (a)	0.25 (a)	0.28 (a)	0.37	(a)	0.39	0.38
Net realized and unrealized gains (losses)	(0.26)	(1.24)	0.24	0.59		0.45	(0.37)
Total from Investment Activities	(0.09)	(0.99)	0.52	0.96		0.84	0.01
Distributions to Shareholders from:
Net investment income	(0.17)	(0.25)	(0.28)	(0.37)		(0.39)	(0.38)
Net realized gains	—	(0.28)	(0.40)	(0.15)		—	—
Total Distributions	(0.17)	(0.53)	(0.68)	(0.52)		(0.39)	(0.38)
Net Asset Value, End of Period	$9.28	$9.54	$11.06	$11.22		$10.78	$10.33
Total Return (b) (c)	(0.87)%	(9.24)%	4.80%	9.11%		8.35%	0.04%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.60%	0.58%	0.57%	0.51%		0.58%	0.56%
Net Investment Income (Loss) (d)	3.71%	2.46%	2.56%	3.39%		3.77%	3.57%
Gross Expenses (d) (e)	0.62%	0.60%	0.59%	0.52%		0.58%	0.56%
Supplemental Data:
Net Assets at end of period (000's)	$1,318,889	$1,499,048	$1,901,458	$1,791,887		$1,798,154	$1,964,377
Portfolio Turnover (b) (h)	24%	65%	69%	73	%(i)	35%	15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(i)  Reflects increased trading activity due to transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Intermediate-Term Bond Fund
	Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020		Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$9.52	$11.05	$11.20	$10.77		$10.32	$10.69
Investment Activities:
Net investment income (loss)	0.16 (a)	0.22 (a)	0.25 (a)	0.33	(a)	0.35	0.34
Net realized and unrealized gains (losses)	(0.25)	(1.25)	0.25	0.58		0.45	(0.37)
Total from Investment Activities	(0.09)	(1.03)	0.50	0.91		0.80	(0.03)
Distributions to Shareholders from:
Net investment income	(0.16)	(0.22)	(0.25)	(0.33)		(0.35)	(0.34)
Net realized gains	—	(0.28)	(0.40)	(0.15)		—	—
Total Distributions	(0.16)	(0.50)	(0.65)	(0.48)		(0.35)	(0.34)
Net Asset Value, End of Period	$9.27	$9.52	$11.05	$11.20		$10.77	$10.32
Total Return (excludes sales charges) (b) (c)	(0.93)%	(9.64)%	4.55%	8.66%		7.97%	(0.31)%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.92%	0.92%	0.91%	0.86%		0.93%	0.90%
Net Investment Income (Loss) (d)	3.41%	2.16%	2.22%	3.06%		3.42%	3.22%
Gross Expenses (d) (e)	0.92%	0.92%	0.92%	0.86%		0.93%	0.90%
Supplemental Data:
Net Assets at end of period (000's)	$55,188	$52,190	$46,911	$45,991		$50,892	$53,308
Portfolio Turnover (b) (h)	24%	65%	69%	73	%(i)	35%	15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(i)  Reflects increased trading activity due to transition or asset allocation shift.

(continues on next page)
See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Intermediate-Term Bond Fund
	Class C Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	June 29, 2020(a) through July 31, 2020
Net Asset Value, Beginning of Period	$9.53	$11.05	$11.20	$10.99
Investment Activities:
Net investment income (loss) (b)	0.13	0.15	0.16	0.02
Net realized and unrealized gains (losses)	(0.25)	(1.23)	0.27	0.21
Total from Investment Activities	(0.12)	(1.08)	0.43	0.23
Distributions to Shareholders from:
Net investment income	(0.14)	(0.16)	(0.18)	(0.02)
Net realized gains	—	(0.28)	(0.40)	—
Total Distributions	(0.14)	(0.44)	(0.58)	(0.02)
Net Asset Value, End of Period	$9.27	$9.53	$11.05	$11.20
Total Return (excludes contingent deferred sales charge) (c) (d)	(1.35)%	(10.11)%	3.90%	2.09%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	1.55%	1.54%	1.53%	1.53%
Net Investment Income (Loss) (e)	2.75%	1.51%	1.50%	2.06%
Gross Expenses (e) (f)	2.79%	1.99%	2.60%	175.78%
Supplemental Data:
Net Assets at end of period (000's)	$1,575	$2,059	$2,544	$19
Portfolio Turnover (c) (i)	24%	65%	69%	73	%(j)

(a)  Commencement of operations.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(j)  Reflects increased trading activity due to transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA Intermediate-Term Bond Fund
	R6 Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020		Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$9.54	$11.06	$11.22	$10.79		$10.33	$10.71
Investment Activities:
Net investment income (loss)	0.18 (a)	0.27 (a)	0.29 (a)	0.37	(a)	0.41	0.39
Net realized and unrealized gains (losses)	(0.26)	(1.24)	0.25	0.59		0.46	(0.38)
Total from Investment Activities	(0.08)	(0.97)	0.54	0.96		0.87	0.01
Distributions to Shareholders from:
Net investment income	(0.18)	(0.27)	(0.30)	(0.38)		(0.41)	(0.39)
Net realized gains	—	(0.28)	(0.40)	(0.15)		—	—
Total Distributions	(0.18)	(0.55)	(0.70)	(0.53)		(0.41)	(0.39)
Net Asset Value, End of Period	$9.28	$9.54	$11.06	$11.22		$10.79	$10.33
Total Return (b) (c)	(0.78)%	(9.08)%	4.97%	9.14%		8.66%	0.12%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.42%	0.41%	0.42%	0.39%		0.39%	0.39%
Net Investment Income (Loss) (d)	3.91%	2.70%	2.65%	3.45%		3.96%	3.74%
Gross Expenses (d) (e)	0.44%	0.43%	0.46%	0.46%		0.74%	0.80%
Supplemental Data:
Net Assets at end of period (000's)	$241,424	$163,640	$87,708	$26,359		$5,513	$4,994
Portfolio Turnover (b) (h)	24%	65%	69%	73	%(i)	35%	15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(i)  Reflects increased trading activity due to transition or asset allocation shift.

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Intermediate-Term Bond Fund (the "Fund"). The Fund offers five classes of shares: Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the

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Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange Traded Funds ("ETFs") are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board. The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$459,808	$—	$459,808
Collateralized Mortgage Obligations	—	577,699	—	577,699
Preferred Stocks	16,742	—	—	16,742
Senior Secured Loans	—	78,468	—	78,468
Corporate Bonds	—	850,416	—	850,416
Yankee Dollars	—	177,682	—	177,682
Municipal Bonds	—	80,805	—	80,805
U.S. Government Agency Mortgages	—	115,406	—	115,406
U.S. Treasury Obligations	—	582,658	—	582,658
Commercial Paper	—	133,560	—	133,560
Collateral for Securities Loaned	11,061	—	—	11,061
Total	$27,803	$3,056,502	$—	$3,084,305
Other Financial Investments*
Assets:
Futures Contracts	$4,337	$—	$—	$4,337
Total	$4,337	$—	$—	$4,337

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

As of January 31, 2023, there were no transfers into/out of Level 3.

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Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

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Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the Secured Overnight Financing Rate ("SOFR") or London Interbank Offered Rate ("LIBOR") and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended January 31, 2023, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

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Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2023 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Interest Rate Exposure	$4,337

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended January 31, 2023 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Exposure	$(11,942)	$759

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined

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daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2023.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$8,519	$—	$11,061

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities		U.S. Government Securities
Purchases	Sales	Purchases	Sales
$477,469	$723,496	$242,421	$179,428

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4. Affiliated Fund Ownership:

The Fund offers shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	1.4
USAA Target Retirement Income Fund	1.3
USAA Target Retirement 2030 Fund	1.9
USAA Target Retirement 2040 Fund	1.1
USAA Target Retirement 2050 Fund	0.6
USAA Target Retirement 2060 Fund	0.1

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40% of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper Core Plus Bond Funds Index. The Lipper Core Plus Bond Funds Index tracks the total return performance of the largest funds within the Lipper Core Plus Bond Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Core Plus Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, performance adjustments were $507, $513, $12, less than $1, and $25 for Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, in thousands, respectively. Performance adjustments were 0.07%, 0.08%, 0.05%, 0.02%, and 0.03% for Fund Shares,

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Institutional Shares, Class A, Class C, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2023, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Class C, R6 Shares, Class A and Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

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Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A and 1.00% of the average daily net assets of Class C. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the six months ended January 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A and Class C. For the six months ended January 31, 2023, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 0.59%, 0.52%, 0.87%, 1.53%, and 0.39% for Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$48	$280	$276	$284	$888

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest

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rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

LIBOR Discontinuation Risk — The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including SOFR-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

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  (Unaudited)

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month SOFR plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2023.

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

8. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

9. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Intermediate-Term Bond Fund	Victory Core Plus Intermediate Bond Fund

In connection with the name changes above, the Board also, upon recommendation of the Adviser, approved a change in the name of the Fund to "Victory Core Plus Intermediate Bond Fund" to create a more clear and uniform naming convention relative to competitor offerings and other Adviser products.

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22- 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22- 1/31/23*	Annualized Expense Ratio During Period 8/1/22- 1/31/23
Fund Shares	$1,000.00	$992.00	$1,021.88	$3.31	$3.36	0.66%
Institutional Shares	1,000.00	991.30	1,022.18	3.01	3.06	0.60%
Class A	1,000.00	990.70	1,020.57	4.62	4.69	0.92%
Class C	1,000.00	986.50	1,017.39	7.76	7.88	1.55%
R6 Shares	1,000.00	992.20	1,023.09	2.11	2.14	0.42%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Intermediate-Term Bond Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements — was above the medians of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were equal to the median of its expense group and below the median of its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2022.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

40049-0323

January 31, 2023

Semi Annual Report

USAA High Income Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	26
Supplemental Information	37
Proxy Voting and Portfolio Holdings Information	37
Expense Examples	37
Advisory Contract Approval	38
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA High Income Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks an attractive total return primarily through high current income and secondarily through capital appreciation.

Sector Allocation*:

January 31, 2023

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount		Value
Asset-Backed Securities (1.4%)
Evergreen Credit Card Trust, Series 2022-CRT1, Class C, 6.19%, 7/15/26 (a)	$3,000		$2,939
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26 (a)	3,000		3,008
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (a)	1,070		1,021
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 11/19/23 @ 100 (a)	2,327		2,075
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable 2/15/26 @ 100 (a)	2,431		2,388
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 10/20/29 @ 100 (a)	989		946
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable 2/10/27 @ 100 (a)	2,500		2,497
Total Asset-Backed Securities (Cost $15,096)			14,874
Collateralized Mortgage Obligations (1.5%)
720 East CLO Ltd., Series 2022-1A, Class D, 10.72% (TSFR3M+615bps), 1/20/36, Callable 1/20/30 @ 100 (a) (b)	9,500		9,258
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40 (a) (c)	3,000		2,638
BPR Trust, Series 2022-STAR, Class A, 7.71% (TSFR1M+323bps), 8/15/24 (a) (b)	2,536		2,528
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (a) (c)	2,000		1,302
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 5.47% (LIBOR01M+96bps), 2/25/35, Callable 2/25/23 @ 100 (b)	641		125
Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C1, Class AX, 1.76%, 5/17/40, Callable 2/17/23 @ 100 (c) (d)	—	(e)	—	(e)
Total Collateralized Mortgage Obligations (Cost $16,119)			15,851
Common Stocks (0.4%)
Communication Services (0.1%):
AT&T, Inc.	39,101		797
Energy (0.2%):
BP PLC, ADR	9,808		355
GenOn Energy, Inc.	16,168		1,779
Nine Point Energy (f)	2,678,202		—	(e)
Sabine Oil & Gas Holdings, Inc. (f)	2,824		—	(e)
Shell PLC, ADR	1,159		68
			2,202
Real Estate (0.1%):
Crown Castle, Inc.	6,253		926
Total Common Stocks (Cost $6,818)			3,925
Preferred Stocks (2.0%)
Communication Services (0.3%):
Qwest Corp., 6.50%, 9/1/56	135,286		2,787

See notes to financial statements.

3

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Consumer Staples (0.4%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (g)	87,180	$2,259
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (b) (g)	76,204	1,948
		4,207
Energy (1.1%):
NuStar Logistics LP, 11.53% (LIBOR03M+673bps), 1/15/43 (b)	437,747	10,974
Real Estate (0.2%):
Equity Residential, cumulative redeemable, Series K, 8.29% (g)	45,314	2,380
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (g)	5,310	305
		2,685
Total Preferred Stocks (Cost $21,675)		20,653
Senior Secured Loans (6.5%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 9.48% (LIBOR03M+475bps), 4/20/28 (b)	$750	770
Asurion LLC, New B-10 Term Loans, First Lien, 8.30% (SOFR03M+400bps), 8/19/28 (b)	499	471
Bausch + Lomb Corp., Initial Term Loans, First Lien, 7.82% (SOFR03M+325bps), 5/10/27 (b)	1,995	1,940
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien, 9.82% (SOFR01M+525bps), 2/1/27 (b)	2,407	1,846
Central Parent, Inc., Initial Term Loan, First Lien, 9.16% (SOFR03M+450bps), 7/6/29 (b)	2,000	1,994
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien, 8.74% (SOFR01M+418bps), 4/13/29 (b)	995	976
CNT Holdings I Corp., Second Lien Initial Term Loans, Second Lien, 11.32% (SOFR03M+675bps), 11/6/28 (b)	2,000	1,912
Directv Financing LLC, Closing Date Term Loans, First Lien, 9.58% (LIBOR01M+500bps), 8/2/27 (b)	2,811	2,761
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 8.56% (SOFR01M+400bps), 1/27/29 (b)	3,977	3,927
Great Outdoors Group LLC, Term B1, First Lien, 8.27% (LIBOR01M+375bps), 3/5/28 (b)	1,995	1,959
H-Food Holdings LLC, Initial Term Loan, First Lien, 8.47% (LIBOR01M+369bps), 5/31/25 (b)	2,493	2,312
Latam Airlines Group SA, 14.13% (SOFR03M+950bps), 10/12/27 (b)	3,000	3,032
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 7.57% (LIBOR01M+300bps), 6/30/24 (b)	39	24
Lealand Finance Co. BV, Take-Back Term Loan, First Lien (3.00% PIK), 8.57% (LIBOR01M+100bps), 6/30/25 (b)	347	186
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 9.57% (LIBOR03M+475bps), 12/15/24 (b)	4,000	4,000
Mauser Packaging Solutions, 8/30/26 (h)	1,000	980
Mauser Packaging Solutions Holding Co., Initial Term Loan, First Lien, 8.01% (LIBOR01M+325bps), 4/3/24 (b)	2,493	2,468
Medline Borrower LP, Initial Dollar Term Loans, First Lien, 7.76% (LIBOR01M+325bps), 10/21/28 (b)	1,496	1,451

See notes to financial statements.

4

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount		Value
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.02% (LIBOR03M+525bps), 6/20/27 (b)	$1,800		$1,875
Neptune Bidco US, Inc., Dollar Term B Loan, First Lien, 9.57% (SOFR03M+500bps), 4/11/29 (b) (j)	3,000		2,745
Paya, Inc., TLB, First Lien, 7.77% (LIBOR01M+325bps), 6/25/28 (b)	988		986
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 7.68% (SOFR03M+325bps), 3/4/28 (b)	1,496		1,479
Polaris Newco LLC, Dollar Term Loan, First Lien, 8.73% (LIBOR03M+400bps), 6/4/28 (b)	1,234		1,171
Pregis TopCo LLC, Initial Term Loan, First Lien, 8.80% (SOFR01M+400bps), 8/1/26 (b)	1,455		1,436
Quicksilver Resources, Inc., Loans, Second Lien, 7.00%, 6/21/19 (f) (h)	3,914		6
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 8.52% (LIBOR03M+375bps), 10/2/26 (b)	3,928		3,844
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien, 9.82% (SOFR01M+525bps), 2/2/27 (b)	3,941		3,261
The Michaels Cos., Inc., Term B Loans, First Lien, 9.04% (LIBOR03M+425bps), 4/15/28 (b) (h)	2,000		1,834
TIBCO Software, Inc., Term A Loan, First Lien, 9.09% (SOFR03M+450bps), 9/30/28 (b) (j)	9,500		8,683
UKG, Inc., 2021 Incremental Term Loan, Second Lien, 10.03% (LIBOR03M+525bps), 5/3/27 (b)	2,000		1,907
WaterBridge Midstream Operating LLC, Term Loan B, First Lien, 10.91% (LIBOR03M+575bps), 6/21/26 (b)	—	(e)	—	(e)
Whatabrands LLC, Initial Term B Loans, First Lien, 7.82% (LIBOR01M+325bps), 8/3/28 (b)	3,471		3,431
Wok Holdings, Inc., Initial Term Loans, First Lien, 11.27% (LIBOR03M+650bps), 3/1/26 (b)	1,893		1,642
Total Senior Secured Loans (Cost $71,414)			67,309
Corporate Bonds (65.1%)
Communication Services (12.5%):
AMC Networks, Inc., 4.25%, 2/15/29, Callable 2/15/24 @ 102.13	4,000		2,455
Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102 (a) (k)	4,421		3,656
Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81 (a)	2,797		2,144
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 3/1/30, Callable 9/1/24 @ 102.38 (a)	3,500		3,061
4.50%, 8/15/30, Callable 2/15/25 @ 102.25 (a)	2,500		2,137
7.38%, 3/1/31, Callable 3/1/26 @ 103.69 (a)	1,875		1,873
4.50%, 6/1/33, Callable 6/1/27 @ 102.25 (a)	5,000		4,063
4.25%, 1/15/34, Callable 1/15/28 @ 102.13 (a)	4,000		3,126
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/27, Callable 3/13/23 @ 102.56 (a)	4,500		4,099
7.50%, 6/1/29, Callable 6/1/24 @ 103.75 (a)	1,000		814
CSC Holdings LLC 7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a)	3,000		2,192
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	4,500		3,898
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	5,500		3,468
4.13%, 12/1/30, Callable 12/1/25 @ 102.06 (a)	2,000		1,468
5.00%, 11/15/31, Callable 11/15/26 @ 102.5 (a)	2,500		1,495

See notes to financial statements.

5

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 3/13/23 @ 103.38 (a) (k)	$5,975	$4,988
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/27, Callable 8/15/23 @ 104.41 (a)	4,000	3,623
DISH DBS Corp. 7.75%, 7/1/26	3,000	2,434
5.25%, 12/1/26, Callable 6/1/26 @ 100 (a)	2,500	2,154
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88 (a)	11,750	12,186
Embarq Corp., 8.00%, 6/1/36	2,500	1,205
Frontier Communications Holdings LLC 5.88%, 10/15/27, Callable 10/15/23 @ 102.94 (a)	2,500	2,386
5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	2,000	1,814
6.75%, 5/1/29, Callable 5/1/24 @ 103.38 (a)	3,000	2,571
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (a)	4,000	2,987
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 2/27/23 @ 104.19 (k)	4,000	3,586
Lumen Technologies, Inc. 4.00%, 2/15/27, Callable 3/13/23 @ 102 (a)	1,000	844
5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (a) (k)	3,400	2,369
7.65%, 3/15/42	4,621	3,042
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 6/1/23 @ 102.31 (a)	2,000	1,839
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56 (a)	1,000	941
Nexstar Media, Inc. 5.63%, 7/15/27, Callable 2/21/23 @ 104.22 (a)	4,000	3,811
4.75%, 11/1/28, Callable 11/1/23 @ 102.38 (a)	2,000	1,800
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/26, Callable 9/15/23 @ 102.25 (a)	2,000	1,532
6.50%, 9/15/28, Callable 9/15/23 @ 103.25 (a)	1,000	520
Salem Media Group, Inc., 6.75%, 6/1/24, Callable 3/13/23 @ 100 (a)	1,484	1,436
Scripps Escrow II, Inc. 3.88%, 1/15/29, Callable 1/15/24 @ 101.94 (a)	1,500	1,258
5.38%, 1/15/31, Callable 1/15/26 @ 102.69 (a) (k)	4,000	3,227
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a) (k)	4,250	3,389
Sirius XM Radio, Inc. 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)	4,000	3,428
3.88%, 9/1/31, Callable 9/1/26 @ 101.94 (a)	2,000	1,645
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5	2,500	2,354
Townsquare Media, Inc., 6.88%, 2/1/26, Callable 3/13/23 @ 103.44 (a)	4,000	3,751
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69 (a)	4,000	3,921
Urban One, Inc., 7.38%, 2/1/28, Callable 2/1/24 @ 103.69 (a)	1,866	1,685
Zayo Group Holdings, Inc. 4.00%, 3/1/27, Callable 3/13/23 @ 100 (a)	1,500	1,192
6.13%, 3/1/28, Callable 3/13/23 @ 103.06 (a) (k)	500	344
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/1/24 @ 101.94 (a) (k)	4,500	3,882
		128,093
Consumer Discretionary (14.5%):
APX Group, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88 (a)	4,600	3,984
Asbury Automotive Group, Inc. 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	1,500	1,320
5.00%, 2/15/32, Callable 11/15/26 @ 102.5 (a)	3,000	2,591

See notes to financial statements.

6

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @ 102.31 (a)	$3,000	$2,505
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100	1,000	763
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @ 102.69 (a) (k)	3,000	2,684
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63	4,000	3,697
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38 (a)	2,000	1,796
Boyne USA, Inc., 4.75%, 5/15/29, Callable 5/15/24 @ 102.38 (a)	2,015	1,827
Caesars Entertainment, Inc. 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (a)	1,500	1,522
4.63%, 10/15/29, Callable 10/15/24 @ 102.31 (a)	3,960	3,383
Carnival Corp. 9.88%, 8/1/27, Callable 2/1/24 @ 104.94 (a)	11,500	11,820
6.00%, 5/1/29, Callable 11/1/24 @ 103 (a)	4,500	3,555
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 3/13/23 @ 104.25 (a)	2,000	1,994
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 7/15/24 @ 102.5 (a)	1,000	904
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25 @ 103.38 (a)	500	415
Ford Motor Co. 6.63%, 10/1/28	4,000	4,167
4.75%, 1/15/43	2,000	1,562
Graham Packaging Co., Inc., 7.13%, 8/15/28, Callable 8/15/23 @ 103.56 (a)	1,500	1,318
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (a)	1,000	878
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102 (a)	2,000	1,736
KB Home, 4.80%, 11/15/29, Callable 5/15/29 @ 100	2,000	1,797
Lindblad Expeditions LLC, 6.75%, 2/15/27, Callable 2/15/24 @ 103.38 (a)	1,000	979
Lithia Motors, Inc. 3.88%, 6/1/29, Callable 6/1/24 @ 101.94 (a) (k)	10,000	8,502
4.38%, 1/15/31, Callable 10/15/25 @ 102.19 (a)	1,000	851
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/27/23 @ 103.71	5,000	4,617
Macy's Retail Holdings LLC, 5.88%, 3/15/30, Callable 3/15/25 @ 102.94 (a)	4,000	3,654
Marriott Ownership Resorts, Inc. 4.75%, 1/15/28, Callable 3/13/23 @ 102.38	2,000	1,825
4.50%, 6/15/29, Callable 6/15/24 @ 102.25 (a)	2,000	1,745
MGM Resorts International, 4.75%, 10/15/28, Callable 7/15/28 @ 100	3,000	2,719
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	2,000	1,679
NCL Corp. Ltd. 5.88%, 3/15/26, Callable 12/15/25 @ 100 (a)	6,400	5,536
8.38%, 2/1/28, Callable 2/1/25 @ 104.19 (a)	3,750	3,812
NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24 @ 102.94 (a)	2,000	1,862
Newell Brands, Inc., 5.63%, 4/1/36, Callable 10/1/35 @ 100	3,000	2,671
Nordstrom, Inc. 4.38%, 4/1/30, Callable 1/1/30 @ 100 (k)	2,000	1,606
4.25%, 8/1/31, Callable 5/1/31 @ 100	1,500	1,127
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6.00%, 2/15/28, Callable 2/15/24 @ 103 (a) (k)	2,000	1,652
10.75%, 6/1/28, Callable 6/1/23 @ 105.38 (a) (k)	1,000	937
PulteGroup, Inc. 7.88%, 6/15/32	500	576
6.00%, 2/15/35	1,000	1,017

See notes to financial statements.

7

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	$4,200	$3,245
Royal Caribbean Cruises Ltd. 11.63%, 8/15/27, Callable 8/15/24 @ 105.81 (a)	5,000	5,308
9.25%, 1/15/29, Callable 4/1/25 @ 104.63 (a)	1,500	1,585
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31 (a)	3,000	2,675
Scientific Games International, Inc., 7.25%, 11/15/29, Callable 11/15/24 @ 103.63 (a)	2,000	2,004
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29, Callable 8/15/24 @ 102.63 (a)	250	227
Sotheby's, 7.38%, 10/15/27, Callable 2/21/23 @ 103.69 (a) (k)	6,500	6,285
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100 (a)	5,000	4,852
The Gap, Inc. 3.63%, 10/1/29, Callable 10/1/24 @ 101.81 (a)	1,500	1,152
3.88%, 10/1/31, Callable 10/1/26 @ 101.94 (a)	1,500	1,123
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5 (a)	1,500	1,226
The Michaels Cos., Inc., 5.25%, 5/1/28, Callable 11/1/23 @ 102.63 (a)	500	419
Toll Brothers Finance Corp., 3.80%, 11/1/29, Callable 8/1/29 @ 100	500	448
Travel + Leisure Co., 4.50%, 12/1/29, Callable 9/1/29 @ 100 (a)	2,000	1,726
Trident TPI Holdings, Inc., 6.63%, 11/1/25, Callable 2/21/23 @ 100 (a)	3,000	2,706
USA Compression Partners LP/USA Compression Finance, 6.88%, 4/1/26, Callable 3/13/23 @ 103.44	500	491
VOC Escrow Ltd., 5.00%, 2/15/28, Callable 3/13/23 @ 102.5 (a)	3,500	3,080
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 9/15/23 @ 102.44 (a)	2,085	1,814
Wyndham Hotels & Resorts, Inc., 4.38%, 8/15/28, Callable 8/15/23 @ 102.19 (a)	2,000	1,855
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/1/25, Callable 12/1/24 @ 100 (a)	1,500	1,459
5.25%, 5/15/27, Callable 2/15/27 @ 100 (a)	1,500	1,417
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29, Callable 7/1/29 @ 100 (a)	1,000	892
		149,574
Consumer Staples (3.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66 (a)	7,500	6,913
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 4/1/24 @ 102.06 (a)	2,500	2,178
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 2/21/23 @ 102.13 (a)	2,000	1,369
Lamb Weston Holdings, Inc., 4.38%, 1/31/32, Callable 1/31/27 @ 102.19 (a)	2,000	1,790
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31 (a)	3,000	2,921
Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13 (a)	2,500	2,230
Pilgrim's Pride Corp., 3.50%, 3/1/32, Callable 9/1/26 @ 101.75 (a)	1,000	814
Post Holdings, Inc. 5.50%, 12/15/29, Callable 12/15/24 @ 102.75 (a)	2,500	2,320
4.63%, 4/15/30, Callable 4/15/25 @ 102.31 (a)	4,000	3,520

See notes to financial statements.

8

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Spectrum Brands, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94 (a) (k)	$3,000	$2,419
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (a)	2,000	1,586
U.S. Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38 (a)	6,000	5,499
		33,559
Energy (5.3%):
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25, Callable 3/13/23 @ 103.81 (a)	1,500	1,523
Buckeye Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100 (a)	1,000	917
California Resources Corp., 7.13%, 2/1/26, Callable 3/13/23 @ 103.57 (a)	1,500	1,460
Callon Petroleum Co. 8.25%, 7/15/25, Callable 3/13/23 @ 102.06	3,000	3,000
8.00%, 8/1/28, Callable 8/1/24 @ 104 (a) (k)	3,000	2,997
7.50%, 6/15/30, Callable 6/15/25 @ 103.75 (a) (k)	500	484
CONSOL Energy, Inc., 11.00%, 11/15/25, Callable 3/13/23 @ 102.75 (a)	1,194	1,221
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75 (a)	2,500	2,279
Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp. 6.00%, 2/1/29, Callable 2/1/24 @ 103 (a)	750	712
8.00%, 4/1/29, Callable 4/1/24 @ 104 (a)	1,000	1,021
Earthstone Energy Holdings LLC, 8.00%, 4/15/27, Callable 4/15/24 @ 106 (a)	1,000	975
Energy Transfer LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100 (b) (g)	1,000	909
Enterprise TE Partners LP, 7.54% (LIBOR03M+278bps), 6/1/67, Callable 3/13/23 @ 100 (b)	3,000	2,562
EQM Midstream Partners LP 7.50%, 6/1/27, Callable 6/1/24 @ 103.75 (a)	2,000	2,005
5.50%, 7/15/28, Callable 4/15/28 @ 100	1,000	923
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	7,000	6,721
PDC Energy, Inc., 5.75%, 5/15/26, Callable 3/13/23 @ 102.88	1,500	1,451
Petroleos Mexicanos, 6.63%, 6/15/35	2,000	1,570
SM Energy Co., 5.63%, 6/1/25, Callable 3/13/23 @ 100.94	3,000	2,941
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/29, Callable 5/15/24 @ 102.25	3,000	2,720
4.50%, 4/30/30, Callable 4/30/25 @ 102.25	2,000	1,783
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 3/13/23 @ 103 (a)	3,000	2,853
Talos Production, Inc., 12.00%, 1/15/26, Callable 2/27/23 @ 106	1,000	1,060
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28, Callable 3/13/23 @ 102.5	2,000	1,956
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 2/16/23 @ 103.06 (a)	280	288
Transocean Titan Financing, Ltd., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19 (a)	1,000	1,038
Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26 @ 104.38 (a)	1,000	1,033
Vital Energy, Inc., 10.13%, 1/15/28, Callable 3/13/23 @ 107.59 (k)	6,000	5,976
		54,378
Financials (7.0%):
Adient Global Holdings Ltd., 4.88%, 8/15/26, Callable 3/13/23 @ 101.63 (a)	1,000	949
AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81 (a)	6,500	5,551

See notes to financial statements.

9

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Blackstone Private Credit Fund 7.05%, 9/29/25 (a)	$1,000	$1,014
2.63%, 12/15/26, Callable 11/15/26 @ 100	3,000	2,581
3.25%, 3/15/27, Callable 2/15/27 @ 100	3,000	2,628
CEC Entertainment LLC, 6.75%, 5/1/26, Callable 5/1/23 @ 103.38 (a)	866	802
Ford Motor Credit Co. LLC 3.38%, 11/13/25, Callable 10/13/25 @ 100	2,000	1,863
4.13%, 8/17/27, Callable 6/17/27 @ 100	6,250	5,759
5.11%, 5/3/29, Callable 2/3/29 @ 100	8,500	8,053
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69 (a) (k)	10,000	7,691
HUB International Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81 (a)	40	36
Hunt Cos., Inc., 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (a)	2,000	1,698
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28, Callable 8/15/24 @ 102.5 (a)	2,500	2,135
LABL, Inc. 6.75%, 7/15/26, Callable 2/21/23 @ 103.38 (a)	1,000	969
10.50%, 7/15/27, Callable 2/21/23 @ 105.25 (a)	3,000	2,853
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN	1,000	3
Lehman Brothers Treasury Co. BV, MTN (g) (i)	1,447	4
Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13 (a)	2,000	1,584
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (a)	3,500	2,273
Medline Borrower LP 3.88%, 4/1/29, Callable 10/1/24 @ 101.94 (a)	4,500	3,851
5.25%, 10/1/29, Callable 10/1/24 @ 102.63 (a) (k)	1,000	839
MetLife, Inc., 10.75%, 8/1/39, Callable 8/1/34 @ 100	1,000	1,375
NFP Corp. 6.88%, 8/15/28, Callable 8/15/23 @ 103.44 (a)	1,886	1,633
7.50%, 10/1/30, Callable 10/1/25 @ 103.75 (a)	2,500	2,386
Olympus Water US Holding Corp., 4.25%, 10/1/28, Callable 10/1/24 @ 102.13 (a)	2,000	1,672
OneMain Finance Corp., 7.13%, 3/15/26	2,000	1,989
OWL Rock Core Income Corp., 5.50%, 3/21/25	1,000	976
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 5/15/29, Callable 5/15/24 @ 102.44 (a)	3,500	3,043
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19 (a)	2,333	2,345
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100 (b) (g)	1,042	1,033
Starwood Property Trust, Inc., 4.38%, 1/15/27, Callable 7/15/26 @ 100 (a)	1,000	900
Summer BC Bidco B LLC, 5.50%, 10/31/26, Callable 7/15/23 @ 102.75 (a)	2,000	1,671
		72,159
Health Care (4.7%):
Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	4,000	3,799
CHS/Community Health Systems, Inc. 8.00%, 3/15/26, Callable 3/13/23 @ 104 (a)	7,800	7,573
5.25%, 5/15/30, Callable 5/15/25 @ 102.63 (a)	2,000	1,612
Cloud Software Group Holdings, Inc., 6.50%, 3/31/29, Callable 9/30/25 @ 103.25 (a)	2,000	1,755
DaVita, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	5,000	3,887
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	2,892
Embecta Corp., 6.75%, 2/15/30, Callable 2/15/27 @ 101.69 (a)	1,000	900

See notes to financial statements.

10

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31	$500	$442
Global Medical Response, Inc., 6.50%, 10/1/25, Callable 2/14/23 @ 101.63 (a)	3,000	2,113
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 4/30/28, Callable 4/30/24 @ 102.06 (a)	500	454
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 2/15/25 @ 102.69 (a) (k)	4,000	3,539
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88 (a)	3,500	2,969
Select Medical Corp., 6.25%, 8/15/26, Callable 3/13/23 @ 103.13 (a)	2,500	2,441
Tenet Healthcare Corp. 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (k)	5,500	5,122
6.88%, 11/15/31	5,000	4,619
US Acute Care Solutions LLC, 6.38%, 3/1/26, Callable 3/13/23 @ 103.19 (a)	5,000	4,528
		48,645
Industrials (8.3%):
Allegiant Travel Co., 7.25%, 8/15/27, Callable 8/15/24 @ 103.63 (a)	2,500	2,448
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (a)	5,150	4,986
Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13 (a)	1,100	947
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06 (a)	1,000	904
CDI Escrow Issuer, Inc., 5.75%, 4/1/30, Callable 4/1/25 @ 102.88 (a)	3,000	2,844
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 3/13/23 @ 101.56 (a)	3,000	2,955
Griffon Corp., 5.75%, 3/1/28, Callable 3/13/23 @ 102.88	1,500	1,420
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 12/15/23 @ 101.94 (a)	2,000	1,764
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26, Callable 1/20/24 @ 102.88 (a)	1,250	1,195
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,000	1,009
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 3/13/23 @ 103.56 (a)	4,500	4,443
Matthews International Corp., 5.25%, 12/1/25, Callable 3/13/23 @ 101.31 (a)	3,500	3,340
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/27, Callable 8/31/26 @ 100 (a)	1,000	889
6.25%, 1/15/28, Callable 3/13/23 @ 103.13 (a)	6,000	5,690
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 (a)	2,686	2,751
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19 (a)	1,000	900
Spirit AeroSystems, Inc. 7.50%, 4/15/25, Callable 3/13/23 @ 103.75 (a)	3,500	3,512
9.38%, 11/30/29, Callable 11/30/25 @ 104.69 (a)	500	543
Spirit Airlines Pass Through Trust, 4.10%, 4/1/28	1,835	1,673
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	2,075	2,114
8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	1,500	1,535
Standard Industries, Inc. 4.38%, 7/15/30, Callable 7/15/25 @ 102.19 (a)	3,000	2,572
3.38%, 1/15/31, Callable 7/15/25 @ 101.69 (a)	5,000	3,978
Terex Corp., 5.00%, 5/15/29, Callable 5/15/24 @ 102.5 (a)	2,000	1,867
The ADT Security Corp. 4.13%, 8/1/29, Callable 8/1/28 @ 100 (a)	2,000	1,781
4.88%, 7/15/32 (a)	3,000	2,682
The Hertz Corp., 4.63%, 12/1/26, Callable 12/1/23 @ 102.31 (a)	2,000	1,777

See notes to financial statements.

11

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
TransDigm, Inc. 7.50%, 3/15/27, Callable 3/13/23 @ 103.75	$5,000	$5,038
5.50%, 11/15/27, Callable 3/13/23 @ 102.75	3,500	3,343
4.88%, 5/1/29, Callable 5/1/24 @ 102.44	3,000	2,713
U.S. Airways Pass Through Trust, 3.95%, 11/15/25	1,897	1,764
Uber Technologies, Inc., 7.50%, 9/15/27, Callable 3/13/23 @ 105.63 (a)	2,000	2,030
United Airlines Pass Through Trust, 4.88%, 1/15/26	20	20
United Rentals North America, Inc., 4.00%, 7/15/30, Callable 7/15/25 @ 102	3,000	2,700
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 3/13/23 @ 101.38 (a)	2,000	1,860
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (a)	1,000	1,028
XPO Escrow Sub LLC, 7.50%, 11/15/27, Callable 11/15/24 @ 103.75 (a)	2,000	2,055
		85,070
Information Technology (3.3%):
Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	2,000	1,633
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25 (a) (k)	4,500	3,714
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29, Callable 6/15/25 @ 103.63 (a)	4,000	3,992
CommScope Technologies LLC, 6.00%, 6/15/25, Callable 2/21/23 @ 101 (a)	2,000	1,894
Entegris, Inc., 3.63%, 5/1/29, Callable 5/1/24 @ 102.72 (a) (k)	1,000	856
Gen Digital, Inc., 7.13%, 9/30/30, Callable 9/30/25 @ 103.56 (a)	2,000	2,030
NCR Corp., 5.13%, 4/15/29, Callable 4/15/24 @ 102.56 (a)	1,500	1,305
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06 (a)	5,000	4,064
Sabre GLBL, Inc., 11.25%, 12/15/27, Callable 6/15/25 @ 105.63 (a)	2,000	2,120
Seagate HDD Cayman, 9.63%, 12/1/32, Callable 12/1/27 @ 104.81 (a)	5,590	6,332
Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94	3,000	2,487
Unisys Corp., 6.88%, 11/1/27, Callable 11/1/23 @ 103.44 (a)	2,000	1,516
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	2,250	1,728
		33,671
Materials (3.3%):
Arconic Corp., 6.13%, 2/15/28, Callable 3/13/23 @ 103.06 (a)	1,200	1,157
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29, Callable 5/15/24 @ 102 (a)	1,000	828
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 3/13/23 @ 102.63 (a)	3,500	2,885
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 2/15/24 @ 101.69 (a)	2,000	1,719
Commercial Metals Co., 4.38%, 3/15/32, Callable 3/15/27 @ 102.19	2,000	1,759
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38 (a) (k)	2,500	1,752
Kaiser Aluminum Corp., 4.50%, 6/1/31, Callable 6/1/26 @ 102.25 (a)	3,000	2,539
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81 (a)	3,250	2,825
Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26, Callable 8/15/24 @ 103.94 (a)	500	504
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38 (a)	3,000	2,742
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	2,500	2,363
Owens-Brockway Glass Container, Inc., 6.63%, 5/13/27, Callable 5/15/23 @ 103.31 (a)	2,500	2,458
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28, Callable 10/15/24 @ 102.19 (a)	2,000	1,778

See notes to financial statements.

12

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27, Callable 10/15/23 @ 102 (a)	$1,000	$898
SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable 5/1/24 @ 102.44 (a)	2,000	1,760
The Chemours Co. 5.75%, 11/15/28, Callable 11/15/23 @ 102.88 (a)	1,000	911
4.63%, 11/15/29, Callable 11/15/24 @ 102.31 (a)	2,000	1,671
Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @ 102.31 (a)	2,000	1,710
United States Steel Corp., 6.88%, 3/1/29, Callable 3/1/24 @ 103.44 (k)	903	913
Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81 (a)	1,000	841
		34,013
Real Estate (1.2%):
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/25, Callable 3/13/23 @ 103.13 (a)	1,400	1,409
4.63%, 3/15/30, Callable 3/15/25 @ 102.31 (a)	2,500	2,148
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100 (a)	1,053	1,097
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19 (a)	4,261	3,547
TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63 (a)	2,000	1,848
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)	2,676	2,411
		12,460
Utilities (1.7%):
Calpine Corp., 4.63%, 2/1/29, Callable 2/1/24 @ 102.31 (a)	7,000	6,084
NRG Energy, Inc. 5.75%, 1/15/28, Callable 2/27/23 @ 102.88	2,500	2,387
3.63%, 2/15/31, Callable 2/15/26 @ 101.81 (a)	4,000	3,171
Vistra Operations Co. LLC 5.00%, 7/31/27, Callable 2/21/23 @ 102.5 (a)	5,000	4,703
4.38%, 5/1/29, Callable 5/1/24 @ 102.19 (a)	1,000	880
		17,225
Total Corporate Bonds (Cost $710,921)		668,847
Yankee Dollars (13.8%)
Communication Services (1.7%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 3/13/23 @ 103 (a) (k)	6,500	4,392
Altice France SA 8.13%, 2/1/27, Callable 2/21/23 @ 104.06 (a)	3,000	2,812
5.50%, 10/15/29, Callable 10/15/24 @ 102.75 (a)	3,000	2,369
LCPR Senior Secured Financing DAC, 5.13%, 7/15/29, Callable 7/15/24 @ 102.56 (a)	1,500	1,319
Telecom Italia Capital SA, 7.20%, 7/18/36	5,000	4,259
Videotron Ltd., 3.63%, 6/15/29, Callable 6/15/24 @ 101.81 (a) (k)	2,500	2,184
		17,335
Consumer Discretionary (1.9%):
IHO Verwaltungs GmbH 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (a) (n)	6,024	5,269
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100 (a)	2,000	2,008

See notes to financial statements.

13

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Jaguar Land Rover Automotive PLC, 5.88%, 1/15/28, Callable 1/15/24 @ 102.94 (a)	$3,500	$2,977
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31 (a)	4,000	3,377
Melco Resorts Finance Ltd. 5.75%, 7/21/28, Callable 7/21/23 @ 102.88 (a)	1,000	901
5.38%, 12/4/29, Callable 12/4/24 @ 102.69 (a)	2,000	1,724
Royal Caribbean Cruises Ltd. 5.50%, 8/31/26, Callable 2/28/26 @ 100 (a)	2,000	1,789
5.50%, 4/1/28, Callable 10/1/27 @ 100 (a)	2,000	1,721
		19,766
Energy (1.8%):
Baytex Energy Corp., 8.75%, 4/1/27, Callable 4/1/23 @ 106.56 (a) (k)	1,750	1,811
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	2,000	1,840
Ithaca Energy North Sea PLC, 9.00%, 7/15/26, Callable 7/15/23 @ 104.5 (a)	2,000	1,973
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 3/13/23 @ 102.81 (a)	2,000	1,920
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100 (k)	2,000	1,565
Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	3,000	2,613
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100 (a)	3,000	3,286
Vermilion Energy, Inc., 6.88%, 5/1/30, Callable 5/1/25 @ 103.44 (a)	3,000	2,766
		17,774
Financials (2.8%):
Altice Financing SA 5.00%, 1/15/28, Callable 3/13/23 @ 102.5 (a)	4,000	3,401
5.75%, 8/15/29, Callable 8/15/24 @ 102.88 (a)	5,000	4,211
Credit Suisse AG, 6.50%, 8/8/23 (a)	2,250	2,221
Deutsche Bank AG 4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	3,000	2,683
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100 (b)	4,850	3,835
Iris Holding, Inc., 10.00%, 12/15/28, Callable 6/15/25 @ 105 (a)	3,500	2,748
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (b)	2,000	1,556
UniCredit SpA, 5.86%, 6/19/32, Callable 6/19/27 @ 100 (a)	5,000	4,612
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28, Callable 7/15/23 @ 102.5 (a)	2,000	1,815
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13 (a)	2,000	1,678
		28,760
Health Care (0.4%):
Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable 6/1/24 @ 102.44 (a)	2,000	1,284
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28, Callable 12/1/27 @ 100 (k)	3,000	3,015
		4,299
Industrials (2.7%):
Air Canada Pass Through Trust, 4.13%, 5/15/25 (a)	4,537	4,199
ATS Corp., 4.13%, 12/15/28, Callable 12/15/23 @ 102.06 (a)	1,000	896
Bombardier, Inc. 7.50%, 3/15/25, Callable 3/13/23 @ 101.25 (a)	1,934	1,936

See notes to financial statements.

14

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
7.88%, 4/15/27, Callable 3/13/23 @ 103.94 (a)	$6,000	$6,000
7.50%, 2/1/29, Callable 2/1/26 @ 103.75 (a)	500	500
Latam Airlines Group SA 13.38%, 10/15/27, Callable 10/15/24 @ 110.03 (a)	3,000	3,213
13.38%, 10/15/29, Callable 10/15/25 @ 110.03 (a) (k)	2,000	2,152
NES Fircroft Bondco AS, 11.75%, 9/29/26, Callable 9/29/24 @ 105.88 (a)	5,000	5,085
Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 (a)	2,967	2,886
Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75 (a)	1,500	1,139
		28,006
Information Technology (0.2%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100 (a)	2,059	2,110
Materials (1.9%):
Alcoa Nederland Holding BV, 6.13%, 5/15/28, Callable 5/15/23 @ 103.06 (a)	1,300	1,303
Diamond BC BV, 4.63%, 10/1/29, Callable 10/1/24 @ 102.31 (a)	2,000	1,680
Eldorado Gold Corp., 6.25%, 9/1/29, Callable 9/1/24 @ 103.13 (a)	2,000	1,842
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 10/14/23 @ 102.5 (a)	4,320	3,840
First Quantum Minerals Ltd., 7.50%, 4/1/25, Callable 2/21/23 @ 101.88 (a)	3,000	2,972
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 3/13/23 @ 106 (a)	2,000	1,900
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	3,931	3,633
Mineral Resources, Ltd., 8.00%, 11/1/27, Callable 11/1/24 @ 104 (a)	1,000	1,027
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 5/15/24 @ 102.13 (a) (k)	500	429
Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 2/20/23 @ 104.25 (a)	1,000	962
		19,588
Real Estate (0.1%):
TK Elevator Holdco GmbH, 7.63%, 7/15/28, Callable 7/15/23 @ 103.81 (a) (k)	1,000	888
Sovereign Bond (0.1%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100 (a)	1,500	1,215
Utilities (0.2%):
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (a)	1,991	1,900
Total Yankee Dollars (Cost $149,724)		141,641
Commercial Paper (7.5%) (l)
Arrow Electronics, Inc., 5.04%, 2/9/23 (a)	10,000	9,987
AutoNation, Inc., 4.99%, 2/6/23 (a)	9,100	9,093
Aviation Capital Group LLC, 4.44%, 2/1/23 (a)	10,100	10,099
Constellation Brands, Inc., 5.01%, 2/7/23 (a)	5,000	4,995
Crown Castle International Corp., 5.01%, 2/8/23 (a)	3,000	2,997
FMC Corp., 4.84%, 2/1/23 (a)	10,000	9,999
Jabil, Inc., 5.07%, 2/2/23 (a)	10,000	9,997
Newell Brands, Inc., 4.90%, 2/3/23 (a)	7,100	7,097
Quanta Services, Inc. 4.87%, 2/1/23 (a)	8,000	7,999
4.90%, 2/2/23 (a)	2,100	2,099
Targa Resources Corp., 4.30%, 2/3/23 (a)	3,000	2,999
Total Commercial Paper (Cost $77,371)		77,361

See notes to financial statements.

15

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (2.0%)
iShares BB Rated Corporate Bond ETF	180,000	$8,234
iShares iBoxx High Yield Corporate Bond ETF (k)	70,599	5,389
SPDR Bloomberg High Yield Bond ETF (k)	70,315	6,584
Total Exchange-Traded Funds (Cost $19,976)		20,207
Collateral for Securities Loaned (4.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.22% (m)	12,499,994	12,500
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.21% (m)	12,499,994	12,500
Invesco Government & Agency Portfolio, Institutional Shares, 4.31% (m)	12,499,994	12,500
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.14% (m)	12,499,994	12,500
Total Collateral for Securities Loaned (Cost $50,000)		50,000
Total Investments (Cost $1,139,114) — 105.1%		1,080,668
Liabilities in excess of other assets — (5.1)%		(52,527)
NET ASSETS — 100.00%		$1,028,141

At January 31, 2023, the Fund's investments in foreign securities were 15.7% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2023, the fair value of these securities was $750,062 thousands and amounted to 73.0% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2023.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2023.

(d)  Security is interest only.

(e)  Rounds to less than $1 thousand.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of January 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(i)  Zero-coupon bond.

(j)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(k)  All or a portion of this security is on loan.

See notes to financial statements.

16

USAA Mutual Funds Trust USAA High Income Fund	Schedule of Portfolio Investments — continued January 31, 2023

  (Unaudited)
(l)  Rate represents the effective yield at January 31, 2023.

(m)  Rate disclosed is the daily yield on January 31, 2023.

(n)  Up to 7.13% of the coupon may be PIK.

ADR — American Depositary Receipt

bps — Basis points

ETF — Exchange-Traded Fund

H15T5Y — 5 Year Treasury Constant Maturity Rate

LIBOR — London Interbank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of January 31, 2023, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

SOFR01M — 1 Month SOFR, rate disclosed as of January 31, 2023.

SOFR03M — 3 Month SOFR, rate disclosed as of January 31, 2023.

TSFR1M — 1 month Term SOFR, rate disclosed as of January 31, 2023.

TSFR3M — 3 month Term SOFR, rate disclosed as of January 31, 2023.

USISDA05 — 5 Year ICE Swap Rate, rate disclosed as of January 31, 2023.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA High Income Fund
Assets:
Investments, at value (Cost $1,139,114)	$1,080,668	(a)
Cash	3,878
Deposit with broker for futures contracts	92
Receivables:
Interest and dividends	14,662
Capital shares issued	144
Investments sold	2,087
From Adviser	25
Prepaid expenses	17
Total Assets	1,101,573
Liabilities:
Payables:
Collateral received on loaned securities	50,000
Investments purchased	22,580
Capital shares redeemed	125
Accrued expenses and other payables:
Investment advisory fees	371
Administration fees	119
Custodian fees	17
Transfer agent fees	117
Compliance fees	1
Trustees' fees	1
12b-1 fees	—	(b)
Other accrued expenses	101
Total Liabilities	73,432
Net Assets:
Capital	1,302,411
Total accumulated earnings/(loss)	(274,270)
Net Assets	$1,028,141
Net Assets
Fund Shares	$760,063
Institutional Shares	265,265
Class A	2,165
R6 Shares	648
Total	$1,028,141
Shares (unlimited number of shares authorized with no par value):
Fund Shares	111,492
Institutional Shares	38,964
Class A	317
R6 Shares	95
Total	150,868
Net asset value, offering and redemption price per share: (c)
Fund Shares	$6.82
Institutional Shares	6.81
Class A	6.84
R6 Shares	6.82
Maximum Sales Charge — Class A	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$7.00

(a)  Includes $48,452 thousand of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA High Income Fund
Investment Income:
Dividends	$1,678
Interest	34,710
Securities lending (net of fees)	390
Total Income	36,778
Expenses:
Investment advisory fees	2,176
Administration fees — Fund Shares	568
Administration fees — Institutional Shares	134
Administration fees — Class A	2
Administration fees — R6 Shares	— (a)
Sub-Administration fees	12
12b-1 fees — Class A	3
Custodian fees	55
Transfer agent fees — Fund Shares	525
Transfer agent fees — Institutional Shares	134
Transfer agent fees — Class A	1
Transfer agent fees — R6 Shares	— (a)
Trustees' fees	23
Compliance fees	5
Legal and audit fees	50
State registration and filing fees	44
Other expenses	84
Total Expenses	3,816
Expenses waived/reimbursed by Adviser	(77)
Net Expenses	3,739
Net Investment Income (Loss)	33,039
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(36,967)
Net change in unrealized appreciation/depreciation on investment securities	20,827
Net realized/unrealized gains (losses) on investments	(16,140)
Change in net assets resulting from operations	$16,899

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

19

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA High Income Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income (Loss)	$33,039	$63,520
Net realized gains (losses)	(36,967)	34,234
Net change in unrealized appreciation/depreciation	20,827	(198,527)
Change in net assets resulting from operations	16,899	(100,773)
Distributions to Shareholders:
Fund Shares	(23,582)	(44,394)
Institutional Shares	(8,517)	(20,502)
Class A	(66)	(118)
R6 Shares	(26)	(26)
Change in net assets resulting from distributions to shareholders	(32,191)	(65,040)
Change in net assets resulting from capital transactions	(59,726)	(498,274)
Change in net assets	(75,018)	(664,087)
Net Assets:
Beginning of period	1,103,159	1,767,246
End of period	$1,028,141	$1,103,159
Capital Transactions:
Fund Shares
Proceeds from shares issued	$32,080	$64,024
Distributions reinvested	21,720	41,155
Cost of shares redeemed	(64,968)	(168,670)
Total Fund Shares	$(11,168)	$(63,491)
Institutional Shares
Proceeds from shares issued	$1,921	$22,776
Distributions reinvested	8,505	20,474
Cost of shares redeemed	(58,841)	(478,339)
Total Institutional Shares	$(48,415)	$(435,089)
Class A
Proceeds from shares issued	$6	$122
Distributions reinvested	59	101
Cost of shares redeemed	(98)	(264)
Total Class A	$(33)	$(41)
R6 Shares
Proceeds from shares issued	$135	$850
Distributions reinvested	26	26
Cost of shares redeemed	(271)	(529)
Total R6 Shares	$(110)	$347
Change in net assets resulting from capital transactions	$(59,726)	$(498,274)

(continues on next page)

See notes to financial statements.

20

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA High Income Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
Share Transactions:
Fund Shares
Issued	4,827	8,498
Reinvested	3,255	5,550
Redeemed	(9,756)	(22,457)
Total Fund Shares	(1,674)	(8,409)
Institutional Shares
Issued	288	3,067
Reinvested	1,275	2,747
Redeemed	(8,651)	(61,041)
Total Institutional Shares	(7,088)	(55,227)
Class A
Issued	2	16
Reinvested	9	14
Redeemed	(15)	(35)
Total Class A	(4)	(5)
R6 Shares
Issued	21	122
Reinvested	4	4
Redeemed	(40)	(74)
Total R6 Shares	(15)	52
Change in Shares	(8,781)	(63,589)

See notes to financial statements.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA High Income Fund
	Fund Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$6.91	$7.92	$7.44	$7.91	$8.01	$8.27
Investment Activities:
Net investment income (loss)	0.22 (a)	0.37 (a)	0.39 (a)	0.44 (a)	0.47	0.47
Net realized and unrealized gains (losses)	(0.10)	(1.00)	0.47	(0.47)	(0.10)	(0.26)
Total from Investment Activities	0.12	(0.63)	0.86	(0.03)	0.37	0.21
Distributions to Shareholders from:
Net investment income	(0.21)	(0.38)	(0.38)	(0.44)	(0.47)	(0.47)
Total Distributions	(0.21)	(0.38)	(0.38)	(0.44)	(0.47)	(0.47)
Redemption Fees Added to Beneficial Interests	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$6.82	$6.91	$7.92	$7.44	$7.91	$8.01
Total Return (c) (d)	1.85%	(8.17)%	11.84%	(0.27)%	4.85%	2.65%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.77%	0.75%	0.75%	0.81%	0.85%	0.81%
Net Investment Income (Loss) (e)	6.39%	4.93%	5.01%	5.82%	5.93%	5.79%
Gross Expenses (e) (f)	0.78%	0.75%	0.75%	0.81%	0.85%	0.81%
Supplemental Data:
Net Assets at end of period (000's)	$760,063	$782,254	$962,971	$1,027,510	$1,212,711	$1,207,790
Portfolio Turnover (c) (i)	46%	35%	30%	48%	31%	22%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(continues on next page)

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA High Income Fund
	Institutional Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$6.90	$7.91	$7.43	$7.90	$8.00	$8.26
Investment Activities:
Net investment income (loss)	0.22 (a)	0.38 (a)	0.39 (a)	0.44 (a)	0.47	0.48
Net realized and unrealized gains (losses)	(0.09)	(1.00)	0.48	(0.47)	(0.09)	(0.26)
Total from Investment Activities	0.13	(0.62)	0.87	(0.03)	0.38	0.22
Distributions to Shareholders from:
Net investment income	(0.22)	(0.39)	(0.39)	(0.44)	(0.48)	(0.48)
Total Distributions	(0.22)	(0.39)	(0.39)	(0.44)	(0.48)	(0.48)
Redemption Fees Added to Beneficial Interests	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$6.81	$6.90	$7.91	$7.43	$7.90	$8.00
Total Return (c) (d)	1.93%	(8.08)%	11.93%	(0.19)%	4.94%	2.74%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.61%	0.64%	0.67%	0.72%	0.78%	0.72%
Net Investment Income (Loss) (e)	6.52%	5.00%	5.08%	5.91%	6.00%	5.88%
Gross Expenses (e) (f)	0.63%	0.65%	0.68%	0.73%	0.78%	0.72%
Supplemental Data:
Net Assets at end of period (000's)	$265,265	$317,913	$801,226	$798,688	$913,599	$966,124
Portfolio Turnover (c) (i)	46%	35%	30%	48%	31%	22%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(continues on next page)

See notes to financial statements.

23

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA High Income Fund
	Class A
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$6.93	$7.94	$7.46	$7.93	$8.03	$8.28
Investment Activities:
Net investment income (loss)	0.21 (a)	0.36 (a)	0.38 (a)	0.43 (a)	0.46	0.46
Net realized and unrealized gains (losses)	(0.09)	(1.00)	0.47	(0.48)	(0.10)	(0.26)
Total from Investment Activities	0.12	(0.64)	0.85	(0.05)	0.36	0.20
Distributions to Shareholders from:
Net investment income	(0.21)	(0.37)	(0.37)	(0.42)	(0.46)	(0.45)
Total Distributions	(0.21)	(0.37)	(0.37)	(0.42)	(0.46)	(0.45)
Redemption Fees Added to Beneficial Interests	—	—	—	—	— (b)	—	(b)
Net Asset Value, End of Period	$6.84	$6.93	$7.94	$7.46	$7.93	$8.03
Total Return (excludes sales charges) (c) (d)	1.80%	(8.22)%	11.58%	(0.44)%	4.69%	2.55%
Ratios to Average Net Assets:
Net Expenses (e) (f) (g) (h)	0.87%	0.83%	0.92%	0.98%	1.00%	1.02	%(j)
Net Investment Income (Loss) (e)	6.29%	4.85%	4.89%	5.63%	5.78%	5.58%
Gross Expenses (e) (f)	1.78%	1.58%	1.37%	1.09%	1.21%	1.13%
Supplemental Data:
Net Assets at end of period (000's)	$2,165	$2,229	$2,586	$7,184	$10,021	$10,019
Portfolio Turnover (c) (i)	46%	35%	30%	48%	31%	22%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

(g)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(h)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(j)  Prior to December 1, 2017, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of Class A to 1.05% of the Class A average daily net assets.

(continues on next page)

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	USAA High Income Fund
	R6 Shares
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$6.91	$7.92	$7.43	$7.90	$8.01	$8.26
Investment Activities:
Net investment income (loss)	0.23 (a)	0.41 (a)	0.40 (a)	0.45 (a)	0.48	0.48
Net realized and unrealized gains (losses)	(0.10)	(1.00)	0.49	(0.47)	(0.10)	(0.25)
Total from Investment Activities	0.13	(0.59)	0.89	(0.02)	0.38	0.23
Distributions to Shareholders from:
Net investment income	(0.22)	(0.42)	(0.40)	(0.45)	(0.49)	(0.48)
Total Distributions	(0.22)	(0.42)	(0.40)	(0.45)	(0.49)	(0.48)
Net Asset Value, End of Period	$6.82	$6.91	$7.92	$7.43	$7.90	$8.01
Total Return (b) (c)	1.98%	(7.65)%	12.25%	(0.12)%	4.95%	2.94%
Ratios to Average Net Assets:
Net Expenses (d) (e) (f) (g)	0.50%	0.22%	0.58%	0.64%	0.65%	0.65%
Net Investment Income (Loss) (d)	6.69%	5.51%	5.25%	5.98%	6.13%	5.95%
Gross Expenses (d) (e)	2.95%	4.07%	0.92%	0.82%	0.96%	0.92%
Supplemental Data:
Net Assets at end of period (000's)	$648	$763	$463	$5,323	$5,214	$5,055
Portfolio Turnover (b) (h)	46%	35%	30%	48%	31%	22%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(g)  From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA High Income Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by the valuation designee and subject to the oversight of the Board. The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$14,874	$—		$14,874
Collateralized Mortgage Obligations	—	15,851	—		15,851
Common Stocks	2,146	1,779	—	(a)	3,925
Preferred Stocks	20,653	—	—		20,653
Senior Secured Loans	—	67,303	6		67,309
Corporate Bonds	—	668,847	—		668,847
Yankee Dollars	—	141,641	—		141,641
Commercial Paper	—	77,361	—		77,361
Exchange-Traded Funds	20,207	—	—		20,207
Collateral for Securities Loaned	50,000	—	—		50,000
Total	$93,006	$987,656	$6		$1,080,668

(a)  Rounds to less than $1 thousand.

As of January 31, 2023, there were no transfers into/out of Level 3.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

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performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as the Secured Overnight Financing Rate ("SOFR") or London Interbank Offered Rate ("LIBOR") and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

"spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Below-Investment-Grade Securities:

The Fund invests in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

The Fund did not hold futures contracts as of January 31, 2023.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

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The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of January 31, 2023.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$48,452	$—	$50,000

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board. In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price. For the six months ended January 31, 2023, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$4,950	$50

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended January 31, 2023, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$440,798	$508,313

4. Affiliated Fund Ownership:

The Fund offers shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of January 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Ownership %
USAA Cornerstone Conservative Fund	1.1
USAA Target Retirement Income Fund	3.5
USAA Target Retirement 2030 Fund	4.5
USAA Target Retirement 2040 Fund	4.7
USAA Target Retirement 2050 Fund	1.0

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to that of the Lipper High Yield Bond Funds Index. The Lipper High Yield Bond Funds Index tracks the total return performance of the largest funds within the Lipper High Yield Bond Funds category.

The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Yield Bond Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period August 1, 2022, to January 31, 2023, performance adjustments were $(240), $(154), $(1), and $(1) for Fund Shares, Institutional Shares, Class A, and R6 Shares, in thousands, respectively. Performance adjustments were (0.06)%, (0.12)%, (0.13)%, and (0.15)% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2023, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A and R6 Shares, are paid monthly based on a fee accrued daily at an annualized rate of 0.10% 0.10%, and 0.01%,respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended January 31, 2023, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended January 31, 2023, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of January 31, 2023, the expense limits (excluding voluntary waivers) were 0.83%, 0.73%, 1.00%, and 0.65% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$9	$114	$95	$77	$295

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended January 31, 2023.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

High-Yield/Junk Bond Risk — Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.

LIBOR Discontinuation Risk — The LIBOR discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including SOFR-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month SOFR plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended January 31, 2023.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had net capital loss carryforwards as summarized in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$30,816	$151,239	$182,055

9. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA High Income Fund	Victory High Income Fund

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

36

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22- 1/31/23*	Hypothetical Expenses Paid During Period 8/1/22- 1/31/23*	Annualized Expense Ratio During Period 8/1/22- 1/31/23
Fund Shares	$1,000.00	$1,018.50	$1,021.32	$3.92	$3.92	0.77%
Institutional Shares	1,000.00	1,019.30	1,022.13	3.10	3.11	0.61%
Class A	1,000.00	1,018.00	1,020.82	4.43	4.43	0.87%
R6 Shares	1,000.00	1,019.80	1,022.68	2.55	2.55	0.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

37

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA High Income Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

38

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements — was below the medians of its expense group and its expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30, 2022, and was above the average of its performance universe and was below its Lipper index for the ten-year period ended June 30, 2022. The Board took into account management's discussion of the Fund's performance, including the Fund's more recent improved performance.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees

39

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund's classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund's performance; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

40

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

40051-0323

January 31, 2023

Semi Annual Report

USAA Money Market Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	17
Proxy Voting and Portfolio Holdings Information	17
Expense Example	17
Advisory Contract Approval	18
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Money Market Fund	January 31, 2023

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks the highest income consistent with preservation of capital and the maintenance of liquidity.

Portfolio Mix

January 31, 2023

(% of Net Assets)

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (3.5%)
Financials (3.5%):
Bass Pro Rossford Development Co. LLC (LOC — Fifth Third Bank), 4.42%, 11/1/27 (a)	$15,580	$15,580
Carol Allen Family Liquidity Trust (LOC — Comerica Bank, N.A.), 4.43%, 3/1/48, Callable 3/13/23 @ 100 (a)	25,000	25,000
NLS Irrevocable Trust (LOC — Bank of Oklahoma, N.A.), 4.47%, 12/1/39, Callable 3/13/23 @ 100 (a)	11,260	11,260
Opler Irrevocable Trust (LOC — Bank of Oklahoma, N.A.), 4.47%, 11/1/39, Callable 3/13/23 @ 100 (a)	9,280	9,280
Stobro Co. LP (LOC — Federal Home Loan Bank of Pittsburgh), 4.45%, 1/1/32 (a)	8,330	8,330
		69,450
Total Corporate Bonds (Cost $69,450)		69,450
Municipal Bonds (1.0%)
Arizona (1.0%):
Yavapai County IDA Revenue (LOC — Bank of Nova Scotia), 4.40%, 9/1/35, Continuously Callable @100 (a)	20,000	20,000
Total Municipal Bonds (Cost $20,000)		20,000
U.S. Treasury Obligations (5.0%)
U.S. Treasury Notes 4.66% (USBMMY3M+3bps), 4/30/23 (b)	50,000	50,024
4.66% (USBMMY3M+3bps), 7/31/23 (b)	50,000	49,997
Total U.S. Treasury Obligations (Cost $100,021)		100,021
Commercial Paper (55.7%)
American Honda Finance, 4.04%, 2/7/23 (c) (d)	20,000	19,984
Amphenol Corp., 2.23%, 2/2/23 (c) (d)	40,000	39,995
AT&T, Inc., 4.37%, 2/13/23 (c) (d)	40,000	39,937
Aviation Capital Group LLC, 4.44%, 2/1/23 (c) (d)	95,000	95,000
Barton Capital SA, 4.30%, 2/15/23 (c) (d)	20,000	19,964
CAFCO LLC (c)
4.66%, 3/2/23 (d)	20,000	19,923
4.70%, 3/10/23 (d)	20,000	19,901
4.76%, 3/14/23 (d)	20,000	19,890
Canadian Natural Resources Ltd., 4.78%, 2/15/23 (c) (d)	25,000	24,950
CenterPoint Energy Resources Corp., 4.56%, 2/1/23 (c) (d)	90,000	90,000
Dairy Farmers of America, Inc., 4.62%, 2/1/23 (c) (d)	95,000	95,000
Enbridge Gas Distribution, 4.45%, 2/13/23 (c) (d)	20,000	19,968
Energy Transfer LP, 5.00%, 2/1/23 (c) (d)	10,000	10,000
Evergy Kansas Central (c)
2.34%, 2/2/23 (d)	20,000	19,998
4.12%, 2/8/23 (d)	25,000	24,977
Gotham Funding Corp., 4.37%, 2/14/23 (c) (d)	20,000	19,966
Hannover Funding Co. LLC (c) 2.31%, 2/2/23 (d)	35,000	34,996
4.09%, 2/6/23 (d)	20,000	19,986

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2023

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Hyundai Capital America (c) 4.47%, 2/1/23 (d)	$60,000	$60,000
3.03%, 2/3/23 (d)	20,000	19,995
Ingredion, Inc., 2.27%, 2/2/23 (c) (d)	30,000	29,996
Jabil, Inc., 5.04%, 2/1/23 (c) (d)	25,000	25,000
Landesbk Baden Württemberg, 3.86%, 2/7/23 (c) (d)	90,000	89,933
Liberty Street Funding LLC (c) 4.71%, 3/14/23 (d)	25,000	24,863
4.80%, 3/29/23 (d)	20,000	19,849
LMA-Americas LLC (c) 4.18%, 2/9/23 (d)	20,000	19,979
5.07%, 4/24/23 (d)	20,000	19,769
Nutrien Financial US LLC, 4.47%, 2/13/23 (d)	10,000	9,984
Nutrien Ltd., 4.07%, 2/7/23 (c) (d)	15,000	14,988
Ovintiv, Inc. (c) 5.10%, 2/1/23 (d)	70,000	70,000
4.34%, 2/6/23 (d)	10,000	9,993
Ridgefield Funding Co. LLC, 4.65%, 3/14/23 (c) (d)	20,000	19,892
Sheffield Receivables, 4.25%, 2/13/23 (c) (d)	20,000	19,969
Vw Credit, Inc., 4.12%, 2/8/23 (c) (d)	20,000	19,982
Total Commercial Paper (Cost $1,108,627)		1,108,627
Certificates of Deposit (11.3%)
Bank of Montreal Chicago, 4.55% (SOFR+25bps), 2/24/23 (b)	20,000	20,000
Bank of Nova Scotia, 4.55% (SOFR+25bps), 2/28/23 (b)	20,000	20,000
Barclays Bank PLC, 4.59% (SOFR+29bps), 2/9/23 (b)	20,000	20,000
Canadian Imperial Bank of Commerce, 4.55% (SOFR+25bps), 2/10/23 (b)	20,000	20,000
Citibank NA, 4.99%, 9/25/23	20,000	20,000
Citigroup, Inc., 3.65%, 3/7/23	20,000	20,000
Goldman Sachs Bank USA, 4.61% (SOFR+30bps), 2/17/23 (b)	25,000	25,000
Sumitomo Mitsui Banking Corp., 4.58% (SOFR+28bps), 2/1/23 (b)	20,000	20,000
Svenska Handelsbanken, 4.54% (SOFR+24bps), 2/15/23 (b)	20,000	20,000
Toronto Dominion Bank 4.53%, 2/1/23 (SOFR+23bps) (b)	20,000	20,000
4.90%, 9/22/23	20,000	20,000
Total Certificates of Deposit (Cost $225,000)		225,000
Repurchase Agreements (23.2%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 4.28%, 2/1/23, purchased on 01/31/23, with a maturity date of 2/1/23, with a value of $463,000 (collateralized by U.S. Treasury Inflation Bond Index (e), 1.88%-2.38%, due 2/15/51-5/15/51, with a value of $472,260)	463,000	463,000
Total Repurchase Agreements (Cost $463,000)		463,000
Total Investments (Cost $1,986,098) — 99.7%		1,986,098
Other assets in excess of liabilities — 0.3%		5,732
NET ASSETS — 100.00%		$1,991,830

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Money Market Fund	Schedule of Portfolio Investments — continued January 31, 2023

  (Unaudited)

At January 31, 2023, the Fund's investments in foreign securities were 9.0% of net assets.

(a)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2023.

(c)  Rate represents the effective yield at January 31, 2023.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2023, the fair value of these securities was $1,108,627 thousands and amounted to 55.7% of net assets.

(e)  U.S. Treasury inflation-indexed notes — designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

IDA — Industrial Development Authority

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USBMMY3M — 3 Month Treasury Bill Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Assets and Liabilities January 31, 2023

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Money Market Fund
Assets:
Investments, at value (Cost $1,523,098)	$1,523,098
Repurchase agreements, at value (Cost $463,000)	463,000
Cash	3,595
Receivables:
Interest	2,105
Capital shares issued	3,706
From Adviser	17
Prepaid expenses	20
Total Assets	1,995,541
Liabilities:
Payables:
Distributions	65
Capital shares redeemed	2,542
Accrued expenses and other payables:
Investment advisory fees	402
Administration fees	168
Custodian fees	26
Transfer agent fees	421
Compliance fees	2
Trustees' fees	1
Other accrued expenses	84
Total Liabilities	3,711
Net Assets:
Capital	1,991,826
Total accumulated earnings/(loss)	4
Net Assets	$1,991,830
Shares (unlimited number of shares authorized with no par value):	1,992,350
Net asset value, offering and redemption price per share: (a)	$1.00

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended January 31, 2023

(Amounts in Thousands)  (Unaudited)

USAA Money Market Fund
Investment Income:
Interest	$36,620
Total Income	36,620
Expenses:
Investment advisory fees	2,319
Administration fees	966
Sub-Administration fees	13
Custodian fees	66
Transfer agent fees	2,416
Trustees' fees	23
Compliance fees	9
Legal and audit fees	39
State registration and filing fees	50
Other expenses	136
Total Expenses	6,037
Expenses waived/reimbursed by Adviser	(47)
Net Expenses	5,990
Net Investment Income	30,630

See notes to financial statements.

7

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Money Market Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
From Investments:
Operations:
Net Investment Income	$30,630	$4,566
Net realized gains	—	2
Change in net assets resulting from operations	30,630	4,568
Change in net assets resulting from distributions to shareholders	(30,630)	(4,563)
Change in net assets resulting from capital transactions	112,791	(71,735)
Change in net assets	112,791	(71,730)
Net Assets:
Beginning of period	1,879,039	1,950,769
End of period	$1,991,830	$1,879,039
Capital Transactions:
Proceeds from shares issued	$374,449	$587,931
Distributions reinvested	30,377	4,525
Cost of shares redeemed	(292,035)	(664,191)
Change in net assets resulting from capital transactions	$112,791	$(71,735)
Share Transactions:
Issued	374,449	587,933
Reinvested	30,377	4,525
Redeemed	(292,035)	(664,191)
Change in Shares	112,791	(71,733)

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

	USAA Money Market Fund
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022		Year Ended July 31, 2021		Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Investment Activities:
Net investment income	0.02 (a)	—	(a)(b)	—	(a)(b)	0.01 (a)	0.02	0.01
Net realized and unrealized gains	—	—	(b)	—		— (b)	— (b)	— (b)
Total from Investment Activities	0.02	—	(b)	—	(b)	0.01	0.02	0.01
Distributions to Shareholders from:
Net investment income	(0.02)	—	(b)	—	(b)	(0.01)	(0.02)	(0.01)
Net realized gains	—	—	(b)	—	(b)	—	—	—
Total Distributions	(0.02)	—	(b)	—	(b)	(0.01)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return (c) (d)	1.60%	0.24%		0.01%		1.04%	1.97%	1.13%
Ratios to Average Net Assets:
Net Expenses (e) (f)	0.62%	0.35%		0.23%		0.58%	0.62%	0.62%
Net Investment Income (Loss) (e)	3.17%	0.24%		0.01%		1.15%	1.95%	1.12%
Gross Expenses (e)	0.62%	0.62%		0.61%		0.61%	0.62%	0.62%
Supplemental Data:
Net Assets at end of period (000's)	$1,991,830	$1,879,039		$1,950,769		$2,344,619	$4,878,643	$4,623,610

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through November 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 3 of the accompanying Notes to Financial Statements.

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements January 31, 2023

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Money Market Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

The Fund has adopted policies and procedures permitting the Trust's Board of Trustees (the "Board") to impose a liquidity fee or to temporarily suspend redemptions from the Fund (impose a "redemption gate") if the Fund's weekly liquid assets fall below specific thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would temporarily delay your ability to redeem your investments in the Fund.

Victory Capital Management ("VCM" or the "Adviser") is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices (unadjusted) in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Adviser's assumptions in determining the fair value of investments)

The Adviser, appointed as the valuation designee by the Trust's Board of Trustees' (the "Board"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Repurchase agreements are valued at cost.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market Funds: Procedures to Stabilize Net Asset Value (" the Procedures"). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.

Repurchase Agreements:

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31, and effective April 30, 2023, the Fund will change its tax year end to April 30.

For the six months ended January 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.

3. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC").

The Fund's Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended January 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended January 31, 2023, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Sub-Administration fees.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.25% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended January 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended January 31, 2023, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least November 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limit. As of January 31, 2023, the expense limit (excluding voluntary waivers) is 0.62%.

Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

In addition, the Adviser agreed to further reimburse fees in excess of the Fund's expense limit of 0.62%. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

As of January 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at January 31, 2023.

Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
$1,299	$8,192	$5,162	$47	$14,700

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

4. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Liquidity Fees and Gates — The Fund may impose liquidity fees on redemptions and/or temporarily suspend redemptions (gates) if the Fund's weekly liquid assets fall below certain thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would temporarily delay your ability to redeem your investments in the Fund.

Credit Risk — Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate),

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

5. Borrowing:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended January 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest (one-month SOFR plus 1.10 percent) on amounts borrowed. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended January 31, 2023.

6. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued January 31, 2023

  (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

At the tax year ended July 31, 2022, the Fund had no capital loss carryforwards for federal income tax purposes.

7. Subsequent Events:

On June 29, 2022, the Board approved a change to the Fund's fiscal year-end from July 31 to April 30, with an effective date of April 30, 2023.

The Board, upon recommendation of the Adviser, has approved a change in the name of the Trust and each individual fund within the Trust. On February 23, 2023, an initial filing was made with the SEC to commence the process to effectuate the following changes.

Effective at the start of business on April 24, 2023 (the "Effective Date"), the name of the Trust will change from USAA Mutual Funds Trust to Victory Portfolios III, and all references to USAA Mutual Funds Trust in the summary prospectus, statutory prospectus, and statement of additional information ("SAI") will be replaced by the new name.

Also on the Effective Date, references to the current name of the Fund in the summary prospectus, statutory prospectus, and SAI will be replaced with the new name as follows:

Current Name	New Name
USAA Money Market Fund	Victory Money Market Fund

In addition, on the Effective Date, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the USAA Fixed Income Funds, will change its name to Victory Income Investors, and all references to USAA Investments in the summary prospectus, statutory prospectus, and SAI, will be replaced.

Please note that there will be no changes in the management of the Fund or to the Fund's ticker symbols.

16

USAA Mutual Funds Trust	Supplemental Information January 31, 2023

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at sec.gov.

Availability of Schedules of Portfolio Investments:

The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form N-MFP is available on the SEC's website at sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022, through January 31, 2023.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 8/1/22	Actual Ending Account Value 1/31/23	Hypothetical Ending Account Value 1/31/23	Actual Expenses Paid During Period 8/1/22-1/31/23*	Hypothetical Expenses Paid During Period 8/1/22-1/31/23*	Annualized Expense Ratio During Period 8/1/22-1/31/23
$1,000.00	$1,016.00	$1,022.08	$3.15	$3.16	0.62%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

17

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement

USAA Money Market Fund (the "Fund")

At a meeting of the Board of Trustees (the "Board") of USAA Mutual Funds Trust (the "Trust") held on December 8-9, 2022, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the "Independent Trustees"), approved for an annual period the continuance of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Victory Capital Management Inc. (the "Adviser") with respect to the Fund. Prior to the December 8-9, 2022 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 21, 2022.

In advance of the foregoing meetings, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees ("Independent Counsel") and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board's conclusions may be based, in part, on its consideration of these same arrangements in prior years.

Advisory Agreement

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

Nature, Extent, and Quality of Services — In considering the nature, extent, and quality of the services provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board also took into account its knowledge of the Adviser's management and the quality of the performance of the Adviser's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

18

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund's compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board considered the Adviser's management style and the performance of the Adviser's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Adviser's process for monitoring "best execution," also was considered. The Adviser's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Adviser's risk management processes. The Board considered the Adviser's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser's compliance and administrative staff.

Expenses and Performance — In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the "expense group") and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's net management fee rate — which includes advisory and administrative services, as well as any fee waivers and reimbursements — was below the medians of its expense group and expense universe. The data indicated that the Fund's total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser's current undertakings to maintain expense limitations for the Fund, which include voluntary waiver support to preserve a minimum daily yield. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates, and noted the high quality of services received by the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one-, three- and five-year periods ended June 30, 2022, and was below the average of its performance universe for the ten-year period ended June 30, 2022, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2022. The Board noted the relatively narrow range of returns of the funds in the Fund's peer group.

Compensation and Profitability — The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the

19

USAA Mutual Funds Trust	Supplemental Information — continued January 31, 2023

  (Unaudited)

allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser's relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.

Economies of Scale — The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and expense reimbursement arrangements by the Adviser. The Board also considered the effect of the Fund's change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board determined that the current investment management fee structure was reasonable.

Conclusions — The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

20

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23428-0323

Item 2. Code of Ethics.

Not applicable – only for annual reports

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	April 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 29, 2023

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	April 3, 2023